Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 98.7%
Banks - 93.1%
Citigroup, Inc.	3,122	$364,306
JPMorgan Chase & Co.	1,098	353,798
Bank of America Corp.	6,396	351,780
Wells Fargo & Co.	3,733	347,916
U.S. Bancorp	5,039	268,881
PNC Financial Services Group, Inc.	1,268	264,670
Bank of New York Mellon Corp.	2,260	262,363
Truist Financial Corp.	4,736	233,059
NU Holdings Limited/Cayman Islands — Class A*	13,866	232,117
State Street Corp.	1,337	172,486
M&T Bank Corp.	803	161,788
Fifth Third Bancorp	3,434	160,746
Huntington Bancshares, Inc.	8,669	150,407
Northern Trust Corp.	1,062	145,059
Citizens Financial Group, Inc.	2,456	143,455
Regions Financial Corp.	5,234	141,841
KeyCorp	6,811	140,579
First Citizens BancShares, Inc. — Class A	62	133,063
ICICI Bank Ltd. ADR	4,138	123,312
Toronto-Dominion Bank	1,271	119,728
East West Bancorp, Inc.	1,022	114,863
Bank of Nova Scotia	1,498	110,388
Royal Bank of Canada	642	109,455
HDFC Bank Ltd. ADR	2,933	107,172
Popular, Inc.	854	106,340
First Horizon Corp.	4,228	101,049
Comerica, Inc.	1,107	96,232
Webster Financial Corp.	1,478	93,025
SOUTHSTATE BANK CORP	958	90,157
Barclays plc ADR	3,433	87,370
Western Alliance Bancorporation	1,023	86,004
Zions Bancorp North America	1,465	85,761
Columbia Banking System, Inc.	2,990	83,570
Grupo Financiero Galicia S.A. ADR*	1,507	81,288
Cadence Bank	1,890	80,968
Cullen/Frost Bankers, Inc.	638	80,790
Old National Bancorp	3,610	80,539
HSBC Holdings plc ADR	988	77,726
Commerce Bancshares, Inc.	1,485	77,725
Pinnacle Financial Partners, Inc.	808	77,091
Canadian Imperial Bank of Commerce	841	76,203
Synovus Financial Corp.	1,474	73,774
Prosperity Bancshares, Inc.	1,041	71,944
FNB Corp.	4,193	71,700
Wintrust Financial Corp.	511	71,448
UMB Financial Corp.	603	69,369
Valley National Bancorp	5,889	68,784
Bank of Montreal	527	68,399
UBS Group AG	1,460	67,613
United Bankshares, Inc.	1,742	66,893
Hancock Whitney Corp.	1,045	66,546
Deutsche Bank AG	1,665	64,202
Bank OZK	1,370	63,047
Flagstar Bank North America	4,798	60,407
ING Groep N.V. ADR	2,156	60,368
Banco Bradesco S.A. ADR	17,992	59,913
Associated Banc-Corp.	2,273	58,552
Eastern Bankshares, Inc.	3,125	57,594
Mitsubishi UFJ Financial Group, Inc. ADR	3,497	55,462
First Financial Bankshares, Inc.	1,827	54,572
Fulton Financial Corp.	2,788	53,892
Texas Capital Bancshares, Inc.*	573	51,879
Cathay General Bancorp	1,067	51,632
First Hawaiian, Inc.	2,030	51,359
First Interstate BancSystem, Inc. — Class A	1,469	50,827
WesBanco, Inc.	1,528	50,791
Seacoast Banking Corporation of Florida	1,592	50,021
International Bancshares Corp.	734	48,767
Bancorp, Inc.*	714	48,209
Simmons First National Corp. — Class A	2,525	47,596
CVB Financial Corp.	2,354	43,784
Independent Bank Corp.	521	38,075
BOK Financial Corp.	249	29,497
Pathward Financial, Inc.	313	22,223
Total Banks		8,044,209
Diversified Financial Services - 4.1%
Capital One Financial Corp.	1,454	352,391
Savings & Loans - 1.5%
Banc of California, Inc.	2,409	46,470
WaFd, Inc.	1,412	45,226
WSFS Financial Corp.	752	41,540
Total Savings & Loans		133,236
Total Common Stocks
(Cost $4,833,442)		8,529,836

PREFERRED STOCKS† - 1.0%
Banks - 1.0%
Itau Unibanco Holding S.A.
ADR	11,938	85,476
Total Preferred Stocks
(Cost $49,713)		85,476

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$22,862	22,862
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	22,862	22,862
Total Repurchase Agreements
(Cost $45,724)		45,724
Total Investments - 100.2%
(Cost $4,928,879)		$8,661,036
Other Assets & Liabilities, net - (0.2)%		(18,501)
Total Net Assets - 100.0%		$8,642,535

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,529,836	$—	$—	$8,529,836
Preferred Stocks	85,476	—	—	85,476
Repurchase Agreements	—	45,724	—	45,724
Total Assets	$8,615,312	$45,724	$—	$8,661,036

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.7%
Mining - 39.5%
Newmont Corp.	8,460	$844,731
Freeport-McMoRan, Inc.	14,082	715,225
Barrick Mining Corp.	10,215	444,863
Agnico Eagle Mines Ltd.	2,292	388,563
Royal Gold, Inc.	1,609	357,665
Kinross Gold Corp.	12,258	345,185
Teck Resources Ltd. — Class B	7,070	338,582
Rio Tinto plc ADR	4,148	331,965
Pan American Silver Corp.	6,361	329,563
Wheaton Precious Metals Corp.	2,779	326,588
BHP Group Ltd. ADR	5,281	318,814
Alcoa Corp.	5,958	316,608
Anglogold Ashanti plc	3,652	311,443
Hudbay Minerals, Inc.	14,880	295,368
First Majestic Silver Corp.	17,694	294,782
Franco-Nevada Corp.	1,418	293,923
Alamos Gold, Inc. — Class A	7,614	293,748
IAMGOLD Corp.*	17,784	293,258
Southern Copper Corp.	2,020	289,809
Sibanye Stillwater Ltd. ADR*	20,169	287,408
Equinox Gold Corp.*	20,338	285,546
B2Gold Corp.	63,173	284,910
New Gold, Inc.*	32,027	278,955
Gold Fields Ltd. ADR	6,332	276,455
Hecla Mining Co.	14,179	272,095
Eldorado Gold Corp.*	7,496	269,256
Fortuna Mining Corp.*	26,950	264,380
Harmony Gold Mining Company Ltd. ADR	13,148	261,645
Endeavour Silver Corp.*	27,774	261,076
OR Royalties, Inc.	7,181	254,136
Coeur Mining, Inc.*	13,966	249,014
Novagold Resources, Inc.*	26,066	242,935
TMC the metals co, Inc.*	35,244	217,456
MP Materials Corp.*	4,198	212,083
SSR Mining, Inc.*	7,570	165,934
Century Aluminum Co.*	3,351	131,292
Perpetua Resources Corp.*	4,096	99,164
USA Rare Earth, Inc.*	6,332	75,351
US Antimony Corp.*	11,745	58,960
Total Mining		11,578,734
Chemicals - 28.7%
Linde plc	2,799	1,193,466
Sherwin-Williams Co.	2,201	713,190
Ecolab, Inc.	2,590	679,927
Air Products and Chemicals, Inc.	2,472	610,633
Albemarle Corp.	3,091	437,191
PPG Industries, Inc.	3,851	394,573
International Flavors & Fragrances, Inc.	5,322	358,650
DuPont de Nemours, Inc.	8,282	332,936
Dow, Inc.	14,038	328,208
Nutrien Ltd.	5,225	322,487
RPM International, Inc.	2,832	294,528
CF Industries Holdings, Inc.	3,617	279,739
LyondellBasell Industries N.V. — Class A	6,300	272,790
Solstice Advanced Materials, Inc.*	4,636	225,217
Eastman Chemical Co.	3,445	219,894
Axalta Coating Systems Ltd.*	6,796	219,579
Mosaic Co.	9,047	217,942
Element Solutions, Inc.	7,611	190,199
Celanese Corp. — Class A	4,245	179,479
Westlake Corp.	1,786	132,057
Olin Corp.	5,876	122,397
Sensient Technologies Corp.	1,223	114,901
FMC Corp.	7,762	107,659
Chemours Co.	8,828	104,082
Huntsman Corp.	10,220	102,200
Balchem Corp.	651	99,837
Innospec, Inc.	1,010	77,305
Hawkins, Inc.	525	74,582
Total Chemicals		8,405,648
Packaging & Containers - 9.1%
Packaging Corporation of America	1,719	354,509
Amcor plc	40,139	334,759
Smurfit WestRock plc	8,314	321,502
Ball Corp.	6,040	319,939
Crown Holdings, Inc.	2,849	293,362
AptarGroup, Inc.	1,944	237,090
Sealed Air Corp.	4,904	203,173
Sonoco Products Co.	3,987	173,993
Graphic Packaging Holding Co.	11,341	170,796
Silgan Holdings, Inc.	3,920	158,250
TriMas Corp.	2,683	95,112
Total Packaging & Containers		2,662,485
Building Materials - 8.5%
Martin Marietta Materials, Inc.	803	499,996
Vulcan Materials Co.	1,728	492,860
CRH plc	3,103	387,254
James Hardie Industries plc*	16,132	334,739
Cemex SAB de CV ADR	25,377	291,582
Louisiana-Pacific Corp.	2,219	179,207
Knife River Corp.*	2,192	154,207
Eagle Materials, Inc.	718	148,396
Total Building Materials		2,488,241
Iron & Steel - 7.8%
Nucor Corp.	3,004	489,982
Steel Dynamics, Inc.	2,330	394,819
Vale S.A. ADR	27,809	362,351
Reliance, Inc.	1,103	318,624
ArcelorMittal S.A.	5,867	267,359
Commercial Metals Co.	3,232	223,719
Cleveland-Cliffs, Inc.*	16,447	218,416
Total Iron & Steel		2,275,270
Biotechnology - 1.9%
Corteva, Inc.	8,338	558,896
Forest Products & Paper - 1.3%
International Paper Co.	9,540	375,781
Household Products & Housewares - 1.1%
Avery Dennison Corp.	1,696	308,468
Coal - 0.8%
Warrior Met Coal, Inc.	2,003	176,605
Ramaco Resources, Inc. — Class A*	4,382	78,876
Total Coal		255,481

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Housewares - 0.5%
Scotts Miracle-Gro Co. — Class A	2,339	$136,481
Environmental Control - 0.3%
PureCycle Technologies, Inc.*	10,775	92,557
Energy-Alternate Sources - 0.2%
ASP Isotopes, Inc.*	10,030	53,660
Total Common Stocks
(Cost $16,974,823)		29,191,702

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$124,640	124,640
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	124,640	124,640
Total Repurchase Agreements
(Cost $249,280)		249,280
Total Investments - 100.6%
(Cost $17,224,103)		$29,440,982
Other Assets & Liabilities, net - (0.6)%		(172,306)
Total Net Assets - 100.0%		$29,268,676

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,191,702	$—	$—	$29,191,702
Repurchase Agreements	—	249,280	—	249,280
Total Assets	$29,191,702	$249,280	$—	$29,440,982

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 70.6%
Amgen, Inc.	16,516	$5,405,852
Gilead Sciences, Inc.	39,844	4,890,453
Vertex Pharmaceuticals, Inc.*	10,599	4,805,163
Regeneron Pharmaceuticals, Inc.	5,152	3,976,674
Alnylam Pharmaceuticals, Inc.*	7,947	3,160,125
Insmed, Inc.*	14,529	2,528,627
Biogen, Inc.*	12,936	2,276,607
BeOne Medicines Ltd. ADR*	7,379	2,241,814
United Therapeutics Corp.*	4,137	2,015,753
Royalty Pharma plc — Class A	51,524	1,990,887
Illumina, Inc.*	14,715	1,930,019
Incyte Corp.*	18,317	1,809,170
Revolution Medicines, Inc.*	21,352	1,700,687
Bridgebio Pharma, Inc.*	21,199	1,621,511
BioMarin Pharmaceutical, Inc.*	26,548	1,577,748
Ionis Pharmaceuticals, Inc.*	19,693	1,557,913
Argenx SE ADR*	1,845	1,551,553
Exelixis, Inc.*	34,986	1,533,436
Moderna, Inc.*	48,915	1,442,503
Avidity Biosciences, Inc.*	19,911	1,436,180
Roivant Sciences Ltd.*	61,011	1,323,939
Halozyme Therapeutics, Inc.*	19,343	1,301,784
Cytokinetics, Inc.*	20,111	1,277,853
Arrowhead Pharmaceuticals, Inc.*	18,776	1,246,539
CRISPR Therapeutics AG*	23,590	1,237,060
BioNTech SE ADR*	12,684	1,207,517
Amicus Therapeutics, Inc.*	78,127	1,112,528
PTC Therapeutics, Inc.*	14,278	1,084,557
Axsome Therapeutics, Inc.*	5,927	1,082,507
TG Therapeutics, Inc.*	29,921	891,945
Legend Biotech Corp. ADR*	39,822	865,730
ADMA Biologics, Inc.*	47,114	859,359
Travere Therapeutics, Inc.*	22,050	842,530
Viking Therapeutics, Inc.*	23,939	842,174
Scholar Rock Holding Corp.*	18,732	825,145
ACADIA Pharmaceuticals, Inc.*	30,598	817,273
Veracyte, Inc.*	19,321	813,414
Arcutis Biotherapeutics, Inc.*	27,126	787,739
Apellis Pharmaceuticals, Inc.*	29,157	732,424
Beam Therapeutics, Inc.*	25,336	702,314
Kymera Therapeutics, Inc.*	8,853	688,852
Liquidia Corp.*	19,725	680,315
Celcuity, Inc.*	6,702	668,457
Sarepta Therapeutics, Inc.*	30,630	659,158
Soleno Therapeutics, Inc.*	14,213	658,062
Nuvalent, Inc. — Class A*	6,277	631,403
Recursion Pharmaceuticals, Inc. — Class A*	149,289	610,592
Summit Therapeutics, Inc.*	33,632	588,224
Krystal Biotech, Inc.*	2,380	586,765
Ultragenyx Pharmaceutical, Inc.*	22,214	510,922
Arcellx, Inc.*	7,434	484,697
Intellia Therapeutics, Inc.*	48,347	434,640
Total Biotechnology		76,509,093
Pharmaceuticals - 21.3%
AbbVie, Inc.	35,903	8,203,476
AstraZeneca plc ADR	26,373	2,424,470
Viatris, Inc.	140,709	1,751,827
Neurocrine Biosciences, Inc.*	11,298	1,602,395
Jazz Pharmaceuticals plc*	8,580	1,458,600
Alkermes plc*	43,315	1,211,954
Cidara Therapeutics, Inc.*	4,967	1,097,161
Vaxcyte, Inc.*	23,633	1,090,427
Protagonist Therapeutics, Inc.*	11,396	995,327
Madrigal Pharmaceuticals, Inc.*	1,637	953,290
Rhythm Pharmaceuticals, Inc.*	8,285	886,826
Ascendis Pharma A/S ADR*	3,657	779,819
Mirum Pharmaceuticals, Inc.*	8,493	670,862
Total Pharmaceuticals		23,126,434
Healthcare-Products - 6.5%
Natera, Inc.*	10,785	2,470,736
Exact Sciences Corp.*	18,983	1,927,913
Guardant Health, Inc.*	15,544	1,587,664
Twist Bioscience Corp.*	19,190	608,707
GRAIL, Inc.*	4,486	383,957
Total Healthcare-Products		6,978,977
Healthcare-Services - 1.2%
Medpace Holdings, Inc.*	2,281	1,281,124
Total Common Stocks
(Cost $53,815,040)		107,895,628

RIGHTS† - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A/S*	17,387	–
Sanofi SA*	8,866	–
Total Pharmaceuticals		–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.2%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$117,823	117,823
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	117,823	117,823
Total Repurchase Agreements
(Cost $235,646)		235,646
Total Investments - 99.8%
(Cost $54,050,686)		$108,131,274
Other Assets & Liabilities, net - 0.2%		264,232
Total Net Assets - 100.0%		$108,395,506

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$107,895,628		$—	$—	$107,895,628
Rights	—	*	—	—	—
Repurchase Agreements	—		235,646	—	235,646
Total Assets	$107,895,628		$235,646	$—	$108,131,274

*	Includes securities with a market value of $0.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.3%
Food - 31.1%
Mondelez International, Inc. — Class A	16,256	$875,060
Kroger Co.	10,207	637,733
Hershey Co.	3,470	631,471
Sysco Corp.	8,342	614,722
General Mills, Inc.	11,154	518,661
Kraft Heinz Co.	19,569	474,548
Tyson Foods, Inc. — Class A	7,889	462,453
McCormick & Company, Inc.	6,550	446,120
US Foods Holding Corp.*	5,565	419,156
Performance Food Group Co.*	4,096	368,312
J M Smucker Co.	3,292	321,991
Conagra Brands, Inc.	17,129	296,503
Sprouts Farmers Market, Inc.*	3,609	287,529
Hormel Foods Corp.	11,531	273,285
Ingredion, Inc.	2,476	273,004
Albertsons Companies, Inc. — Class A	15,555	267,079
The Campbell’s Co.	8,572	238,902
Post Holdings, Inc.*	2,246	222,466
Lamb Weston Holdings, Inc.	5,002	209,534
Cal-Maine Foods, Inc.	2,367	188,342
Flowers Foods, Inc.	13,953	151,809
Simply Good Foods Co.*	7,306	146,704
Pilgrim’s Pride Corp.	3,337	130,110
Chefs’ Warehouse, Inc.*	2,074	129,272
Marzetti Co.	771	126,768
Smithfield Foods, Inc.	4,700	104,951
J & J Snack Foods Corp.	1,088	98,323
Grocery Outlet Holding Corp.*	9,500	95,950
Total Food		9,010,758
Beverages - 27.9%
Coca-Cola Co.	21,431	1,498,241
PepsiCo, Inc.	9,038	1,297,134
Monster Beverage Corp.*	10,319	791,158
Keurig Dr Pepper, Inc.	21,872	612,635
Coca-Cola Europacific Partners plc	5,710	517,897
Constellation Brands, Inc. — Class A	3,131	431,953
Coca-Cola Consolidated, Inc.	2,415	370,219
Anheuser-Busch InBev S.A. ADR	5,613	359,457
Brown-Forman Corp. — Class B	12,484	325,333
Celsius Holdings, Inc.*	6,889	315,103
Diageo plc ADR	3,546	305,913
Molson Coors Beverage Co. — Class B	6,360	296,885
Ambev S.A. ADR	118,339	292,297
Fomento Economico Mexicano SAB de CV ADR	2,862	289,262
Primo Brands Corp. — Class A	12,795	209,198
Vita Coco Company, Inc.*	3,104	164,543
Total Beverages		8,077,228
Cosmetics & Personal Care - 16.3%
Procter & Gamble Co.	12,030	1,724,019
Colgate-Palmolive Co.	10,634	840,299
Estee Lauder Companies, Inc. — Class A	5,831	610,622
Kenvue, Inc.	34,316	591,951
Unilever plc ADR	5,498	359,569
Oddity Tech Ltd. — Class A*	7,121	286,122
elf Beauty, Inc.*	2,844	216,258
Inter Parfums, Inc.	1,049	88,987
Total Cosmetics & Personal Care		4,717,827
Agriculture - 14.5%
Philip Morris International, Inc.	9,491	1,522,356
Altria Group, Inc.	17,598	1,014,701
Archer-Daniels-Midland Co.	9,246	531,553
British American Tobacco plc ADR	6,895	390,395
Bunge Global S.A.	4,268	380,193
Darling Ingredients, Inc.*	6,623	238,428
Vital Farms, Inc.*	3,425	109,395
Total Agriculture		4,187,021
Household Products & Housewares - 5.6%
Kimberly-Clark Corp.	5,879	593,132
Church & Dwight Company, Inc.	5,580	467,883
Clorox Co.	3,585	361,476
Reynolds Consumer Products, Inc.	4,872	111,666
WD-40 Co.	393	77,382
Total Household Products & Housewares		1,611,539
Retail - 2.2%
Casey’s General Stores, Inc.	846	467,593
Freshpet, Inc.*	2,859	174,199
Total Retail		641,792
Internet - 1.1%
Maplebear, Inc.*	6,737	303,030
Pharmaceuticals - 0.6%
BellRing Brands, Inc.*	6,366	170,163
Total Common Stocks
(Cost $16,152,896)		28,719,358

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$64,035	64,035
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	64,035	64,035
Total Repurchase Agreements
(Cost $128,070)		128,070
Total Investments - 99.7%
(Cost $16,280,966)		$28,847,428
Other Assets & Liabilities, net - 0.3%		99,735
Total Net Assets - 100.0%		$28,947,163

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,719,358	$—	$—	$28,719,358
Repurchase Agreements	—	128,070	—	128,070
Total Assets	$28,719,358	$128,070	$—	$28,847,428

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.8%
Semiconductors - 92.3%
NVIDIA Corp.	127,268	$23,735,482
Broadcom, Inc.	37,704	13,049,354
Micron Technology, Inc.	23,362	6,667,748
Advanced Micro Devices, Inc.*	30,137	6,454,140
Lam Research Corp.	30,497	5,220,476
Applied Materials, Inc.	19,291	4,957,594
QUALCOMM, Inc.	27,332	4,675,139
KLA Corp.	3,639	4,421,676
Texas Instruments, Inc.	24,973	4,332,566
Intel Corp.*	114,753	4,234,386
Analog Devices, Inc.	14,630	3,967,656
Marvell Technology, Inc.	34,928	2,968,181
Monolithic Power Systems, Inc.	2,402	2,177,077
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,149	2,172,510
NXP Semiconductor N.V.	9,609	2,085,729
Microchip Technology, Inc.	30,957	1,972,580
ASML Holding N.V. — Class G	1,841	1,969,612
Teradyne, Inc.	9,739	1,885,081
Astera Labs, Inc.*	9,739	1,620,180
ON Semiconductor Corp.*	29,778	1,612,479
ARM Holdings plc ADR*	11,638	1,272,150
STMicroelectronics N.V. — Class Y	43,774	1,135,497
MKS, Inc.	7,006	1,119,559
MACOM Technology Solutions Holdings, Inc.*	6,531	1,118,630
ASE Technology Holding Company Ltd. ADR	67,626	1,088,779
United Microelectronics Corp. ADR	137,985	1,084,562
Lattice Semiconductor Corp.*	14,385	1,058,448
Skyworks Solutions, Inc.	16,514	1,047,153
Rambus, Inc.*	11,235	1,032,384
Tower Semiconductor Ltd.*	8,631	1,013,452
Onto Innovation, Inc.*	6,330	999,254
Nova Ltd.*	3,007	987,469
Kulicke & Soffa Industries, Inc.	21,506	979,813
Qorvo, Inc.*	11,278	953,104
Silicon Motion Technology Corp. ADR	10,242	949,433
Camtek Ltd.*	8,818	937,750
Semtech Corp.*	11,882	875,585
SiTime Corp.*	2,474	873,792
Cirrus Logic, Inc.*	7,020	831,870
FormFactor, Inc.*	12,760	711,753
Amkor Technology, Inc.	17,593	694,572
Impinj, Inc.*	3,826	665,762
GLOBALFOUNDRIES, Inc.*	18,212	635,963
Allegro MicroSystems, Inc.*	23,736	626,156
Ambarella, Inc.*	8,013	567,641
Synaptics, Inc.*	7,624	564,328
Silicon Laboratories, Inc.*	3,999	522,669
Axcelis Technologies, Inc.*	6,502	522,371
ACM Research, Inc. — Class A*	13,148	518,689
Diodes, Inc.*	10,343	510,324
Power Integrations, Inc.	13,421	476,982
Veeco Instruments, Inc.*	14,716	420,583
MaxLinear, Inc. — Class A*	23,894	416,472
Navitas Semiconductor Corp.*	51,212	365,654
Penguin Solutions, Inc.*	17,018	332,872
Total Semiconductors		128,091,121
Energy-Alternate Sources - 3.2%
First Solar, Inc.*	6,732	1,758,600
SolarEdge Technologies, Inc.*,1	35,302	1,018,463
Canadian Solar, Inc.*	41,559	987,858
Enphase Energy, Inc.*	21,765	697,568
Total Energy-Alternate Sources		4,462,489
Telecommunications - 1.2%
Credo Technology Group Holding Ltd.*	11,494	1,653,872
Chemicals - 1.1%
Qnity Electronics, Inc.	17,651	1,441,204
Miscellaneous Manufacturing - 0.8%
Entegris, Inc.	13,968	1,176,804
Computers - 0.6%
Rigetti Computing, Inc.*	38,164	845,333
Electrical Components & Equipment - 0.6%
Universal Display Corp.	6,747	787,914
Total Common Stocks
(Cost $64,380,869)		138,458,737

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$347,135	347,135
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	347,135	347,135
Total Repurchase Agreements
(Cost $694,270)		694,270
Total Investments - 100.3%
(Cost $65,075,139)		$139,153,007
Other Assets & Liabilities, net - (0.3)%		(349,082)
Total Net Assets - 100.0%		$138,803,925

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$138,458,737	$—	$—	$138,458,737
Repurchase Agreements	—	694,270	—	694,270
Total Assets	$138,458,737	$694,270	$—	$139,153,007

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 98.6%
Oil & Gas - 59.6%
Exxon Mobil Corp.	9,081	$1,092,808
Chevron Corp.	5,423	826,519
ConocoPhillips	5,492	514,106
EOG Resources, Inc.	3,427	359,869
Valero Energy Corp.	2,073	337,464
Phillips 66	2,578	332,665
Marathon Petroleum Corp.	1,961	318,917
Equities Corp.	5,146	275,826
Occidental Petroleum Corp.	6,440	264,813
Diamondback Energy, Inc.	1,680	252,554
Shell plc ADR	3,393	249,318
Expand Energy Corp.	2,228	245,882
Devon Energy Corp.	6,301	230,806
Canadian Natural Resources Ltd.	6,628	224,358
Coterra Energy, Inc. — Class A	8,219	216,324
BP plc ADR	5,819	202,094
Suncor Energy, Inc.	4,312	191,280
Petroleo Brasileiro S.A. - Petrobras ADR	15,993	189,517
Cenovus Energy, Inc.	10,724	181,450
Viper Energy, Inc. — Class A	4,536	175,226
Permian Resources Corp.	11,536	161,850
Antero Resources Corp.*	4,426	152,520
Ovintiv, Inc.	3,871	151,704
Equinor ASA ADR	6,125	144,734
APA Corp.[1]	5,714	139,764
Range Resources Corp.	3,924	138,360
Texas Pacific Land Corp.	447	128,387
HF Sinclair Corp.	2,751	126,766
Transocean Ltd.*	30,060	124,148
Weatherford International plc	1,429	111,834
Chord Energy Corp.	1,157	107,254
Matador Resources Co.	2,460	104,402
CNX Resources Corp.*	2,740	100,750
Murphy Oil Corp.[1]	3,102	96,937
Magnolia Oil & Gas Corp. — Class A	4,380	95,878
Noble Corporation plc	3,023	85,370
California Resources Corp.	1,879	84,010
Valaris Ltd.*	1,492	75,197
Patterson-UTI Energy, Inc.	11,852	72,416
Civitas Resources, Inc.	2,612	70,759
Comstock Resources, Inc.*	3,010	69,772
SM Energy Co.	3,696	69,115
PBF Energy, Inc. — Class A	2,545	69,020
Northern Oil & Gas, Inc.[1]	3,160	67,845
Sable Offshore Corp.*	6,986	63,014
Delek US Holdings, Inc.	2,036	60,388
Par Pacific Holdings, Inc.*	1,672	58,754
Total Oil & Gas		9,412,744
Pipelines - 18.2%
Williams Companies, Inc.	6,819	409,890
Kinder Morgan, Inc.	12,980	356,820
ONEOK, Inc.	4,478	329,133
Cheniere Energy, Inc.	1,602	311,413
Targa Resources Corp.	1,630	300,735
Enbridge, Inc.	4,448	212,748
DT Midstream, Inc.	1,400	167,552
TC Energy Corp.	2,969	163,325
Golar LNG Ltd.	3,639	135,407
Pembina Pipeline Corp.	3,151	119,927
Antero Midstream Corp.	6,518	115,955
Venture Global, Inc. — Class A1	15,415	105,130
Kinetik Holdings, Inc. — Class A1	2,767	99,751
NextDecade Corp.*	7,512	39,588
Total Pipelines		2,867,374
Oil & Gas Services - 9.0%
SLB Ltd.	9,190	352,712
Baker Hughes Co.	7,018	319,600
Halliburton Co.	7,740	218,732
TechnipFMC plc	3,744	166,833
NOV, Inc.	7,105	111,051
Kodiak Gas Services, Inc.	2,314	86,544
Solaris Energy Infrastructure, Inc. — Class A1	1,753	80,585
Liberty Energy, Inc. — Class A	4,274	78,898
Total Oil & Gas Services		1,414,955
Mining - 4.7%
Cameco Corp.	2,520	230,555
Uranium Energy Corp.*	13,593	158,766
NexGen Energy Ltd.*	12,211	112,341
Denison Mines Corporation*	37,065	98,593
Energy Fuels, Inc.*	5,620	81,715
Centrus Energy Corp. — Class A*	278	67,487
Total Mining		749,457
Energy-Alternate Sources - 4.0%
First Solar, Inc.*	929	242,683
SolarEdge Technologies, Inc.*	5,389	155,473
Enphase Energy, Inc.*	3,008	96,406
Sunrun, Inc.*	5,162	94,981
Plug Power, Inc.*	24,162	47,599
Total Energy-Alternate Sources		637,142
Coal - 1.0%
Peabody Energy Corp.	3,039	90,259
Core Natural Resources, Inc.	720	63,727
Total Coal		153,986
Transportation - 0.7%
Frontline plc	5,110	111,500
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	2,895	111,313
Retail - 0.7%
Murphy USA, Inc.	264	106,529
Total Common Stocks
(Cost $6,808,252)		15,565,000

MASTER LIMITED PARTNERSHIPS† - 1.0%
Energy - 1.0%
Western Midstream Partners, LP	3,791	149,744
Total Master Limited Partnerships
(Cost $149,192)		149,744

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.3%
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	$103,835	$103,835
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	103,835	103,835
Total Repurchase Agreements
(Cost $207,670)		207,670

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund***
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.65%[4]	142,220	142,220
Total Securities Lending Collateral
(Cost $142,220)		142,220
Total Investments - 101.8%
(Cost $7,307,334)		$16,064,634
Other Assets & Liabilities, net - (1.8)%		(285,608)
Total Net Assets - 100.0%		$15,779,026

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,565,000	$—	$—	$15,565,000
Master Limited Partnership	149,744	—	—	149,744
Repurchase Agreements	—	207,670	—	207,670
Securities Lending Collateral	142,220	—	—	142,220
Total Assets	$15,856,964	$207,670	$—	$16,064,634

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 68.7%
SLB Ltd.	19,315	$741,310
Baker Hughes Co.	14,750	671,715
Halliburton Co.	16,268	459,734
TechnipFMC plc	5,957	265,444
NOV, Inc.	14,935	233,434
Archrock, Inc.	8,171	212,609
Kodiak Gas Services, Inc.	4,864	181,914
Solaris Energy Infrastructure, Inc. — Class A	3,685	169,399
Liberty Energy, Inc. — Class A	8,983	165,826
Oceaneering International, Inc.*	6,230	149,707
Expro Group Holdings N.V.*	8,382	111,900
Tidewater, Inc.*	2,105	106,323
TETRA Technologies, Inc.*	11,329	106,153
Select Water Solutions, Inc. — Class A	9,388	98,762
National Energy Services Reunited Corp.*	6,230	97,562
Helix Energy Solutions Group, Inc.*	14,266	89,448
ProPetro Holding Corp.*	9,061	86,170
Atlas Energy Solutions, Inc.	8,601	81,021
ProFrac Holding Corp. — Class A*	8,551	33,263
Total Oil & Gas Services		4,061,694
Oil & Gas - 24.4%
Weatherford International plc	3,005	235,171
Transocean Ltd.*	50,390	208,111
Noble Corporation plc	6,353	179,409
Valaris Ltd.*	3,135	158,004
Helmerich & Payne, Inc.	5,389	154,557
Borr Drilling Ltd.*	38,008	153,172
Patterson-UTI Energy, Inc.	24,910	152,200
Seadrill Ltd.*	4,369	151,167
Nabors Industries Ltd.*	901	48,924
Total Oil & Gas		1,440,715
Metal Fabricate & Hardware - 3.2%
Tenaris S.A. ADR	4,951	190,366
Machinery-Diversified - 3.2%
Cactus, Inc. — Class A	4,132	188,750
Total Common Stocks
(Cost $3,226,530)		5,881,525

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$17,531	17,531
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	17,530	17,530
Total Repurchase Agreements
(Cost $35,061)		35,061
Total Investments - 100.1%
(Cost $3,261,591)		$5,916,586
Other Assets & Liabilities, net - (0.1)%		(5,992)
Total Net Assets - 100.0%		$5,910,594

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,881,525	$—	$—	$5,881,525
Repurchase Agreements	—	35,061	—	35,061
Total Assets	$5,881,525	$35,061	$—	$5,916,586

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 98.8%
Banks - 27.5%
JPMorgan Chase & Co.	1,089	$350,898
Bank of America Corp.	4,196	230,780
Wells Fargo & Co.	2,165	201,778
Goldman Sachs Group, Inc.	219	192,501
Citigroup, Inc.	1,512	176,435
Morgan Stanley	964	171,139
U.S. Bancorp	2,030	108,321
PNC Financial Services Group, Inc.	511	106,661
Bank of New York Mellon Corp.	910	105,642
NU Holdings Limited/Cayman Islands — Class A*	5,659	94,732
Truist Financial Corp.	1,908	93,893
Toronto-Dominion Bank	890	83,838
Royal Bank of Canada	484	82,517
Popular, Inc.	661	82,308
Barclays plc ADR	3,204	81,542
Bank of Nova Scotia	1,106	81,501
HDFC Bank Ltd. ADR	2,227	81,374
ICICI Bank Ltd. ADR	2,729	81,324
State Street Corp.	538	69,407
M&T Bank Corp.	323	65,078
Fifth Third Bancorp	1,383	64,738
Huntington Bancshares, Inc.	3,492	60,586
Northern Trust Corp.	428	58,460
Citizens Financial Group, Inc.	989	57,767
Regions Financial Corp.	2,108	57,127
KeyCorp	2,744	56,636
First Citizens BancShares, Inc. — Class A	25	53,654
East West Bancorp, Inc.	377	42,371
First Horizon Corp.	1,703	40,702
Comerica, Inc.	446	38,771
Zions Bancorp North America	590	34,539
Columbia Banking System, Inc.	1,204	33,652
Old National Bancorp	1,455	32,461
Commerce Bancshares, Inc.	598	31,299
Pinnacle Financial Partners, Inc.	326	31,104
Valley National Bancorp	2,372	27,705
Hancock Whitney Corp.	420	26,746
Wintrust Financial Corp.	187	26,146
UMB Financial Corp.	221	25,424
Bank OZK	552	25,403
Total Banks		3,366,960
Diversified Financial Services - 24.6%
Visa, Inc. — Class A	877	307,573
Mastercard, Inc. — Class A	448	255,754
Charles Schwab Corp.	1,587	158,557
American Express Co.	425	157,229
Blackrock, Inc.	138	147,707
Capital One Financial Corp.	609	147,597
Interactive Brokers Group, Inc. — Class A	1,911	122,896
CME Group, Inc. — Class A	432	117,971
Intercontinental Exchange, Inc.	700	113,372
Apollo Global Management, Inc.	623	90,186
Rocket Companies, Inc. — Class A	4,481	86,752
Coinbase Global, Inc. — Class A*	381	86,159
Nasdaq, Inc.	870	84,503
Ares Management Corp. — Class A	501	80,977
Ameriprise Financial, Inc.	163	79,925
XP, Inc. — Class A	4,648	76,088
SoFi Technologies, Inc.*	2,500	65,450
Synchrony Financial	768	64,074
Raymond James Financial, Inc.	394	63,273
LPL Financial Holdings, Inc.	171	61,076
Cboe Global Markets, Inc.	242	60,742
Tradeweb Markets, Inc. — Class A	531	57,104
Blue Owl Capital, Inc.	3,726	55,666
T. Rowe Price Group, Inc.	534	54,671
TPG, Inc.	844	53,881
Brookfield Asset Management Ltd. — Class A	1,017	53,281
Ally Financial, Inc.	921	41,712
Invesco Ltd.	1,512	39,720
SEI Investments Co.	439	36,007
Jefferies Financial Group, Inc.	570	35,323
Franklin Resources, Inc.	1,360	32,490
Galaxy Digital, Inc. — Class A*	1,385	30,969
SLM Corp.	1,003	27,141
Upstart Holdings, Inc.*	499	21,821
Hamilton Lane, Inc. — Class A	146	19,609
Webull Corp.*	1,994	15,493
Dave, Inc.*	34	7,528
Total Diversified Financial Services		3,010,277
Insurance - 17.1%
Berkshire Hathaway, Inc. — Class B*	785	394,580
Progressive Corp.	592	134,810
Marsh & McLennan Companies, Inc.	609	112,982
Willis Towers Watson plc	311	102,195
Arch Capital Group Ltd.*	1,050	100,716
Arthur J Gallagher & Co.	380	98,340
Travelers Companies, Inc.	332	96,300
Aon plc — Class A	268	94,572
Chubb Ltd.	299	93,324
Aflac, Inc.	817	90,091
Allstate Corp.	417	86,798
American International Group, Inc.	953	81,529
MetLife, Inc.	962	75,940
Hartford Insurance Group, Inc.	532	73,310
Prudential Financial, Inc.	644	72,695
Cincinnati Financial Corp.	360	58,795
Brown & Brown, Inc.	719	57,304
W R Berkley Corp.	759	53,221
Principal Financial Group, Inc.	579	51,074
Equitable Holdings, Inc.	910	43,361
Corebridge Financial, Inc.	1,133	34,183
Erie Indemnity Co. — Class A	101	28,952
Selective Insurance Group, Inc.	321	26,858
Brighthouse Financial, Inc.*	351	22,741
Total Insurance		2,084,671
REITs - 15.6%
Welltower, Inc.	743	137,908
Prologis, Inc.	1,017	129,830

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
REITs - 15.6% (continued)
American Tower Corp. — Class A	604	$106,044
Equinix, Inc.	135	103,432
Simon Property Group, Inc.	498	92,185
Digital Realty Trust, Inc.	566	87,566
Realty Income Corp.	1,512	85,231
Public Storage	284	73,698
Crown Castle, Inc.	821	72,962
Ventas, Inc.	931	72,041
VICI Properties, Inc.	2,329	65,492
AvalonBay Communities, Inc.	340	61,645
Extra Space Storage, Inc.	472	61,464
Equity Residential	936	59,005
Iron Mountain, Inc.	663	54,996
SBA Communications Corp.	276	53,387
Weyerhaeuser Co.	2,105	49,868
Mid-America Apartment Communities, Inc.	353	49,035
Invitation Homes, Inc.	1,756	48,799
Annaly Capital Management, Inc.	2,092	46,777
Sun Communities, Inc.	369	45,723
Regency Centers Corp.	629	43,420
Gaming and Leisure Properties, Inc.	961	42,947
UDR, Inc.	1,148	42,109
AGNC Investment Corp.	3,847	41,240
Host Hotels & Resorts, Inc.	2,296	40,708
Healthpeak Properties, Inc.	2,462	39,589
Equity LifeStyle Properties, Inc.	644	39,033
Lamar Advertising Co. — Class A	285	36,075
Sabra Health Care REIT, Inc.	1,367	25,891
Total REITs		1,908,100
Commercial Services - 6.8%
S&P Global, Inc.	294	153,642
Moody’s Corp.	209	106,768
PayPal Holdings, Inc.	1,471	85,877
StoneCo Ltd. — Class A*	5,279	78,076
Block, Inc. — Class A*	1,164	75,765
Affirm Holdings, Inc.*	805	59,916
Toast, Inc. — Class A*	1,490	52,910
Corpay, Inc.*	174	52,362
Global Payments, Inc.	639	49,459
MarketAxess Holdings, Inc.	149	27,006
Shift4 Payments, Inc. — Class A*	423	26,636
Euronet Worldwide, Inc.*	267	20,321
Remitly Global, Inc.*	1,288	17,774
Morningstar, Inc.	63	13,691
Sezzle, Inc.*	127	8,061
Total Commercial Services		828,264
Private Equity - 3.2%
Blackstone, Inc. — Class A	1,076	165,854
KKR & Company, Inc. — Class A	818	104,279
Brookfield Corp.	1,747	80,170
Carlyle Group, Inc.	789	46,638
Total Private Equity		396,941
Software - 2.1%
MSCI, Inc. — Class A	136	78,027
Fiserv, Inc.*	1,049	70,461
Fidelity National Information Services, Inc.	1,053	69,983
Jack Henry & Associates, Inc.	232	42,335
Total Software		260,806
Internet - 1.0%
Robinhood Markets, Inc. — Class A*	1,062	120,112
Investment Companies - 0.4%
Ares Capital Corp.	2,207	44,648
Media - 0.3%
FactSet Research Systems, Inc.	134	38,886
Healthcare-Services - 0.2%
Oscar Health, Inc. — Class A*	1,456	20,923
Total Common Stocks
(Cost $8,610,323)		12,080,588

PREFERRED STOCKS† - 0.7%
Banks - 0.7%
Itau Unibanco Holding S.A.
ADR	10,910	78,116
Total Preferred Stocks
(Cost $52,244)		78,116

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$38,803	38,803
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	38,803	38,803
Total Repurchase Agreements
(Cost $77,606)		77,606
Total Investments - 100.1%
(Cost $8,740,173)		$12,236,310
Other Assets & Liabilities, net - (0.1)%		(9,498)
Total Net Assets - 100.0%		$12,226,812

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,080,588	$—	$—	$12,080,588
Preferred Stocks	78,116	—	—	78,116
Repurchase Agreements	—	77,606	—	77,606
Total Assets	$12,158,704	$77,606	$—	$12,236,310

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 33.2%
Eli Lilly & Co.	727	$781,292
Johnson & Johnson	2,686	555,868
AbbVie, Inc.	2,261	516,616
Merck & Company, Inc.	3,989	419,882
Pfizer, Inc.	11,916	296,708
Bristol-Myers Squibb Co.	5,064	273,152
Cencora, Inc. — Class A	791	267,160
McKesson Corp.	307	251,829
CVS Health Corp.	3,112	246,968
AstraZeneca plc ADR	2,107	193,697
Zoetis, Inc.	1,481	186,340
Becton Dickinson & Co.	953	184,949
Cardinal Health, Inc.	870	178,785
Novo Nordisk A/S ADR	3,323	169,074
Teva Pharmaceutical Industries Ltd. ADR*	4,394	137,137
GSK plc ADR	2,670	130,937
Jazz Pharmaceuticals plc*	757	128,690
Dexcom, Inc.*	1,884	125,041
Novartis AG ADR	899	123,945
Alkermes plc*	3,934	110,073
Viatris, Inc.	7,983	99,388
Neurocrine Biosciences, Inc.*	641	90,913
Ascendis Pharma A/S ADR*	420	89,561
Elanco Animal Health, Inc.*	3,803	86,062
Henry Schein, Inc.*	914	69,080
Madrigal Pharmaceuticals, Inc.*	116	67,552
Vaxcyte, Inc.*	1,339	61,782
Rhythm Pharmaceuticals, Inc.*	558	59,728
Protagonist Therapeutics, Inc.*	647	56,509
Corcept Therapeutics, Inc.*	800	27,840
Total Pharmaceuticals		5,986,558
Healthcare-Products - 28.1%
Thermo Fisher Scientific, Inc.	645	373,745
Abbott Laboratories	2,972	372,362
Intuitive Surgical, Inc.*	645	365,302
Boston Scientific Corp.*	3,213	306,360
Danaher Corp.	1,332	304,921
Stryker Corp.	795	279,419
Medtronic plc	1,881	180,689
IDEXX Laboratories, Inc.*	267	180,633
Edwards Lifesciences Corp.*	2,096	178,684
Agilent Technologies, Inc.	1,130	153,759
GE HealthCare Technologies, Inc.	1,800	147,636
ResMed, Inc.	604	145,485
Natera, Inc.*	612	140,203
STERIS plc	502	127,267
Waters Corp.*	314	119,267
Alcon, Inc.	1,449	114,196
West Pharmaceutical Services, Inc.	408	112,257
Insulet Corp.*	390	110,854
Exact Sciences Corp.*	1,077	109,380
Zimmer Biomet Holdings, Inc.	1,179	106,016
Hologic, Inc.*	1,367	101,828
Cooper Companies, Inc.*	1,224	100,319
Guardant Health, Inc.*	883	90,190
Align Technology, Inc.*	522	81,510
Revvity, Inc.	838	81,076
Baxter International, Inc.	4,103	78,408
Bio-Techne Corp.	1,283	75,453
Avantor, Inc.*	6,286	72,038
Repligen Corp.*	397	65,052
Masimo Corp.*	460	59,828
Tempus AI, Inc.*	1,002	59,168
Merit Medical Systems, Inc.*	651	57,379
Bruker Corp.	1,208	56,909
Lantheus Holdings, Inc.*	804	53,506
iRhythm Technologies, Inc.*	240	42,586
TransMedics Group, Inc.*	318	38,685
Dentsply Sirona, Inc.	3,310	37,833
Total Healthcare-Products		5,080,203
Biotechnology - 22.6%
Amgen, Inc.	1,041	340,730
Gilead Sciences, Inc.	2,511	308,200
Vertex Pharmaceuticals, Inc.*	601	272,469
Regeneron Pharmaceuticals, Inc.	291	224,614
Alnylam Pharmaceuticals, Inc.*	450	178,942
Insmed, Inc.*	822	143,061
BeOne Medicines Ltd. ADR*	462	140,360
Argenx SE ADR*	158	132,870
Biogen, Inc.*	733	129,001
United Therapeutics Corp.*	234	114,016
Royalty Pharma plc — Class A	2,923	112,945
BioNTech SE ADR*	1,164	110,813
CRISPR Therapeutics AG*	2,091	109,652
Illumina, Inc.*	834	109,387
Incyte Corp.*	1,039	102,622
Revolution Medicines, Inc.*	1,211	96,456
Bridgebio Pharma, Inc.*	1,204	92,094
BioMarin Pharmaceutical, Inc.*	1,506	89,502
Ionis Pharmaceuticals, Inc.*	1,116	88,287
Exelixis, Inc.*	1,985	87,003
Moderna, Inc.*	2,777	81,894
Avidity Biosciences, Inc.*	1,130	81,507
Axsome Therapeutics, Inc.*	418	76,344
Roivant Sciences Ltd.*	3,462	75,125
Halozyme Therapeutics, Inc.*	1,097	73,828
Cytokinetics, Inc.*	1,130	71,800
Arrowhead Pharmaceuticals, Inc.*	1,064	70,639
PTC Therapeutics, Inc.*	811	61,604
TG Therapeutics, Inc.*	1,698	50,617
ADMA Biologics, Inc.*	2,674	48,774
Viking Therapeutics, Inc.*	1,358	47,774
Scholar Rock Holding Corp.*	1,063	46,825
ACADIA Pharmaceuticals, Inc.*	1,736	46,369
Apellis Pharmaceuticals, Inc.*	1,655	41,574
Krystal Biotech, Inc.*	167	41,172
Sarepta Therapeutics, Inc.*	1,738	37,402
Soleno Therapeutics, Inc.*	804	37,225
Recursion Pharmaceuticals, Inc. — Class A*	8,469	34,638
Summit Therapeutics, Inc.*	1,907	33,353
Ultragenyx Pharmaceutical, Inc.*	1,262	29,026
Total Biotechnology		4,070,514
Healthcare-Services - 14.0%
UnitedHealth Group, Inc.	1,287	424,852

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Healthcare-Services - 14.0% (continued)
Cigna Group	776	$213,579
Elevance Health, Inc.	609	213,485
HCA Healthcare, Inc.	451	210,554
IQVIA Holdings, Inc.*	683	153,955
Humana, Inc.	526	134,724
ICON plc*	677	123,363
Labcorp Holdings, Inc.	445	111,642
Centene Corp.*	2,683	110,405
Quest Diagnostics, Inc.	621	107,762
Tenet Healthcare Corp.*	529	105,123
Universal Health Services, Inc. — Class B	411	89,606
Medpace Holdings, Inc.*	158	88,741
Charles River Laboratories International, Inc.*	403	80,390
Molina Healthcare, Inc.*	427	74,102
Ensign Group, Inc.	399	69,506
HealthEquity, Inc.*	728	66,692
Option Care Health, Inc.*	1,749	55,723
RadNet, Inc.*	749	53,441
Acadia Healthcare Company, Inc.*	1,991	28,252
GeneDx Holdings Corp.*	136	17,688
Total Healthcare-Services		2,533,585
Software - 1.3%
Veeva Systems, Inc. — Class A*	641	143,091
Waystar Holding Corp.*	1,495	48,961
Alignment Healthcare, Inc.*	2,134	42,147
Total Software		234,199
Internet - 0.3%
Hims & Hers Health, Inc.*	1,911	62,050
Total Common Stocks
(Cost $9,750,855)		17,967,109

RIGHTS† - 0.0%
Pharmaceuticals - 0.0%
Sanofi SA
Expires 06/30/32	630	–
Johnson & Johnson †††
Expires 12/31/29	752	–
Total Pharmaceuticals		–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$69,190	69,190
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	69,190	69,190
Total Repurchase Agreements
(Cost $138,380)		138,380
Total Investments - 100.3%
(Cost $9,889,235)		$18,105,489
Other Assets & Liabilities, net - (0.3)%		(46,197)
Total Net Assets - 100.0%		$18,059,292

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$17,967,109		$—	$—		$17,967,109
Rights	—	*	—	—	*	—
Repurchase Agreements	—		138,380	—		138,380
Total Assets	$17,967,109		$138,380	$—		$18,105,489

*	Security has a market value of $0.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 56.7%
Alphabet, Inc. — Class A	4,339	$1,358,107
Amazon.com, Inc.*	4,505	1,039,844
Meta Platforms, Inc. — Class A	1,357	895,742
Netflix, Inc.*	5,788	542,683
Booking Holdings, Inc.	78	417,716
Uber Technologies, Inc.*	4,844	395,803
DoorDash, Inc. — Class A*	1,264	286,271
Airbnb, Inc. — Class A*	2,056	279,040
Shopify, Inc. — Class A*	1,572	253,045
MercadoLibre, Inc.*	107	215,526
eBay, Inc.	2,266	197,369
Reddit, Inc. — Class A*	858	197,228
Coupang, Inc.*	8,191	193,226
Expedia Group, Inc.	645	182,735
Alibaba Group Holding Ltd. ADR	1,245	182,492
Spotify Technology S.A.*	272	157,953
VeriSign, Inc.	575	139,696
Baidu, Inc. ADR*	1,038	135,625
JD.com, Inc. ADR	4,653	133,541
GoDaddy, Inc. — Class A*	1,022	126,810
Pinterest, Inc. — Class A*	4,869	126,058
Roku, Inc.*	1,145	124,221
Trip.com Group Ltd. ADR	1,653	118,867
F5, Inc.*	465	118,696
Zillow Group, Inc. — Class C*	1,677	114,405
Chewy, Inc. — Class A*	3,431	113,395
Wayfair, Inc. — Class A*	1,067	107,137
Snap, Inc. — Class A*	13,083	105,580
Bilibili, Inc. ADR*	4,016	98,753
Match Group, Inc.	2,624	84,729
Lyft, Inc. — Class A*	4,329	83,853
Wix.com Ltd.*	750	77,918
Etsy, Inc.*	1,306	72,405
Cargurus, Inc.*	1,552	59,519
IAC, Inc.*	1,333	52,120
Trump Media & Technology Group Corp.*	3,933	52,073
TripAdvisor, Inc.*	2,844	41,409
Ziff Davis, Inc.*	1,029	36,169
Grindr, Inc.*	1,365	18,482
Bumble, Inc. — Class A*	4,516	16,122
Total Internet		8,952,363
Software - 25.1%
Salesforce, Inc.	1,842	487,964
Adobe, Inc.*	1,056	369,590
Snowflake, Inc. — Class A*	1,173	257,309
Cloudflare, Inc. — Class A*	1,261	248,606
Workday, Inc. — Class A*	1,056	226,808
Electronic Arts, Inc.	1,094	223,537
Take-Two Interactive Software, Inc.*	847	216,857
ROBLOX Corp. — Class A*	2,607	211,245
Datadog, Inc. — Class A*	1,509	205,209
MongoDB, Inc.*	428	179,627
Veeva Systems, Inc. — Class A*	795	177,468
CoreWeave, Inc. — Class A*	2,181	156,182
Zoom Communications, Inc. — Class A*	1,766	152,388
Twilio, Inc. — Class A*	1,032	146,792
Nutanix, Inc. — Class A*	2,341	121,006
DocuSign, Inc.*	1,630	111,492
Akamai Technologies, Inc.*	1,272	110,982
NetEase, Inc. ADR	724	99,637
Dropbox, Inc. — Class A*	2,904	80,731
Box, Inc. — Class A*	2,108	63,050
DigitalOcean Holdings, Inc.*	1,172	56,397
ZoomInfo Technologies, Inc. — Class A*	5,046	51,318
Total Software		3,954,195
Telecommunications - 11.4%
Cisco Systems, Inc.	6,643	511,710
Arista Networks, Inc.*	2,731	357,843
Motorola Solutions, Inc.	666	255,291
Ciena Corp.*	729	170,491
Telefonaktiebolaget LM Ericsson ADR	10,903	105,214
Nokia Oyj ADR	15,974	103,352
Applied Digital Corp.*	2,895	70,986
Viavi Solutions, Inc.*	3,264	58,165
CommScope Holding Company, Inc.*	3,149	57,091
Viasat, Inc.*	1,557	53,654
Extreme Networks, Inc.*	2,729	45,438
Total Telecommunications		1,789,235
Computers - 1.9%
Lumentum Holdings, Inc.*	382	140,801
Okta, Inc.*	1,365	118,032
NetScout Systems, Inc.*	1,557	42,132
Total Computers		300,965
Commercial Services - 1.8%
PayPal Holdings, Inc.	3,842	224,296
Paylocity Holding Corp.*	384	58,560
Total Commercial Services		282,856
Real Estate - 1.0%
CoStar Group, Inc.*	2,478	166,620
Entertainment - 0.8%
DraftKings, Inc. — Class A*	3,680	126,813
Aerospace & Defense - 0.3%
Ondas Holdings, Inc.*	6,110	59,634
Electronics - 0.3%
Applied Optoelectronics, Inc.*	1,283	44,725
Healthcare-Services - 0.2%
Teladoc Health, Inc.*	4,750	33,250
Total Common Stocks
(Cost $6,965,554)		15,710,656

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$51,943	$51,943
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	51,943	51,943
Total Repurchase Agreements
(Cost $103,886)		103,886
Total Investments - 100.2%
(Cost $7,069,440)		$15,814,542
Other Assets & Liabilities, net - (0.2)%		(32,428)
Total Net Assets - 100.0%		$15,782,114

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,710,656	$—	$—	$15,710,656
Repurchase Agreements	—	103,886	—	103,886
Total Assets	$15,710,656	$103,886	$—	$15,814,542

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.9%
Retail - 18.4%
McDonald’s Corp.	691	$211,190
Starbucks Corp.	1,665	140,210
Chipotle Mexican Grill, Inc. — Class A*	2,763	102,231
Yum! Brands, Inc.	611	92,432
Darden Restaurants, Inc.	358	65,879
Restaurant Brands International, Inc.	862	58,814
Yum China Holdings, Inc.	1,136	54,233
Domino’s Pizza, Inc.	120	50,018
Texas Roadhouse, Inc. — Class A	283	46,978
Dutch Bros, Inc. — Class A*	749	45,854
Cava Group, Inc.*,1	623	36,564
Brinker International, Inc.*	247	35,449
Wingstop, Inc.	135	32,196
Shake Shack, Inc. — Class A*	323	26,218
Cheesecake Factory, Inc.[1]	441	22,262
Cracker Barrel Old Country Store, Inc.[1]	762	19,355
Wendy’s Co.	1,925	16,035
Papa John’s International, Inc.[1]	388	14,934
Sweetgreen, Inc. — Class A*	1,725	11,661
Bloomin’ Brands, Inc.	1,439	8,879
Dave & Buster’s Entertainment, Inc.*	506	8,202
Total Retail		1,099,594
Internet - 18.3%
Netflix, Inc.*	3,123	292,813
Booking Holdings, Inc.	36	192,792
DoorDash, Inc. — Class A*	582	131,811
Airbnb, Inc. — Class A*	945	128,256
Expedia Group, Inc.	298	84,426
Spotify Technology S.A.*	141	81,880
Trip.com Group Ltd. ADR	896	64,431
Roku, Inc.*	528	57,283
MakeMyTrip Ltd.*	634	52,064
Serve Robotics, Inc.*,1	1,022	10,608
Total Internet		1,096,364
Media - 14.3%
Walt Disney Co.	1,817	206,720
Comcast Corp. — Class A	5,240	156,623
Warner Bros Discovery, Inc.*	4,052	116,779
Fox Corp. — Class A	1,030	75,262
Charter Communications, Inc. — Class A*,1	305	63,669
News Corp. — Class A	2,157	56,341
Paramount Skydance Corp. — Class B	3,699	49,567
New York Times Co. — Class A	691	47,969
Liberty Broadband Corp. — Class C*	758	36,839
Sirius XM Holdings, Inc.	1,313	26,253
Nexstar Media Group, Inc. — Class A	85	17,259
Total Media		853,281
Entertainment - 10.0%
Flutter Entertainment plc*	387	83,220
TKO Group Holdings, Inc.	393	82,137
Live Nation Entertainment, Inc.*	482	68,685
Warner Music Group Corp. — Class A	1,955	59,960
DraftKings, Inc. — Class A*,1	1,699	58,548
Sportradar Group AG — Class A*	2,356	56,002
Churchill Downs, Inc.	329	37,434
Red Rock Resorts, Inc. — Class A	539	33,391
Caesars Entertainment, Inc.*	1,287	30,103
Vail Resorts, Inc.	211	28,021
Cinemark Holdings, Inc.	924	21,474
Penn Entertainment, Inc.*	1,379	20,340
Six Flags Entertainment Corp.*	1,133	17,380
Total Entertainment		596,695
Lodging - 8.8%
Marriott International, Inc. — Class A	389	120,683
Hilton Worldwide Holdings, Inc.	409	117,485
Las Vegas Sands Corp.	958	62,356
Hyatt Hotels Corp. — Class A	337	54,028
Wynn Resorts Ltd.	359	43,199
MGM Resorts International*	1,034	37,731
Wyndham Hotels & Resorts, Inc.	447	33,775
Boyd Gaming Corp.	362	30,857
Choice Hotels International, Inc.[1]	245	23,339
Total Lodging		523,453
Leisure Time - 7.9%
Royal Caribbean Cruises Ltd.	409	114,078
Carnival Corp.	2,898	88,505
Viking Holdings Ltd.*	855	61,056
Norwegian Cruise Line Holdings Ltd.*	2,085	46,537
Planet Fitness, Inc. — Class A*	399	43,280
Life Time Group Holdings, Inc.*	1,049	27,882
YETI Holdings, Inc.*	586	25,884
Peloton Interactive, Inc. — Class A*	3,589	22,108
Harley-Davidson, Inc.	1,059	21,699
Polaris, Inc.	306	19,354
Total Leisure Time		470,383
Agriculture - 7.3%
Philip Morris International, Inc.	1,457	233,703
Altria Group, Inc.	2,432	140,229
British American Tobacco plc ADR	1,062	60,131
Total Agriculture		434,063
Software - 7.2%
Electronic Arts, Inc.	503	102,778
Take-Two Interactive Software, Inc.*	390	99,852
ROBLOX Corp. — Class A*	1,203	97,479
NetEase, Inc. ADR	429	59,039
Genius Sports Ltd.*	4,876	53,733
Sharplink Gaming, Inc.*	1,939	17,335
Total Software		430,216
Beverages - 4.3%
Constellation Brands, Inc. — Class A	433	59,737

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Beverages - 4.3% (continued)
Anheuser-Busch InBev S.A. ADR	915	$58,597
Diageo plc ADR	616	53,142
Brown-Forman Corp. — Class B1	1,725	44,953
Molson Coors Beverage Co. — Class B	878	40,985
Total Beverages		257,414
Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	584	47,888
Mattel, Inc.*	1,750	34,720
Total Toys, Games & Hobbies		82,608
Telecommunications - 1.3%
EchoStar Corp. — Class A*	701	76,199
Food Service - 0.7%
Aramark	1,197	44,121
Total Common Stocks
(Cost $3,126,446)		5,964,391

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$6,832	6,832
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	6,833	6,833
Total Repurchase Agreements
(Cost $13,665)		13,665

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.65%[4]	40,628	40,628
Total Securities Lending Collateral
(Cost $40,628)		40,628
Total Investments - 100.8%
(Cost $3,180,739)		$6,018,684
Other Assets & Liabilities, net - (0.8)%		(49,640)
Total Net Assets - 100.0%		$5,969,044

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2025.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,964,391	$—	$—	$5,964,391
Repurchase Agreements	—	13,665	—	13,665
Securities Lending Collateral	40,628	—	—	40,628
Total Assets	$6,005,019	$13,665	$—	$6,018,684

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Mining - 99.5%
Newmont Corp.	137,118	$13,691,232
Agnico Eagle Mines Ltd.	71,297	12,086,980
Freeport-McMoRan, Inc.	228,191	11,589,821
Barrick Mining Corp.	259,141	11,285,591
Wheaton Precious Metals Corp.	81,557	9,584,579
Anglogold Ashanti plc	88,859	7,577,895
Gold Fields Ltd. ADR	162,151	7,079,513
Kinross Gold Corp.	241,680	6,805,709
Pan American Silver Corp.	119,657	6,199,429
Franco-Nevada Corp.	28,820	5,973,810
Alamos Gold, Inc. — Class A	137,574	5,307,605
Hecla Mining Co.	229,780	4,409,478
Equinox Gold Corp.*	298,322	4,188,441
Royal Gold, Inc.	18,627	4,140,596
IAMGOLD Corp.*	245,010	4,040,215
Coeur Mining, Inc.*	226,332	4,035,500
First Majestic Silver Corp.	218,658	3,642,842
Harmony Gold Mining Company Ltd. ADR	180,423	3,590,418
Eldorado Gold Corp.*	98,342	3,532,445
Sibanye Stillwater Ltd. ADR*	246,734	3,515,959
OR Royalties, Inc.	96,111	3,401,368
New Gold, Inc.*	379,304	3,303,738
B2Gold Corp.	631,515	2,848,133
Orla Mining Ltd.	200,960	2,706,931
SSR Mining, Inc.*	122,682	2,689,189
Aris Mining Corp.*	148,696	2,413,336
Fortuna Mining Corp.*	232,890	2,284,651
Centerra Gold, Inc.	156,505	2,248,977
Novagold Resources, Inc.*	232,146	2,163,601
Seabridge Gold, Inc.*	73,106	2,163,206
Endeavour Silver Corp.*	228,411	2,147,063
Silvercorp Metals, Inc.	207,147	1,727,606
Perpetua Resources Corp.*	66,395	1,607,423
Triple Flag Precious Metals Corp.	43,153	1,433,543
Avino Silver & Gold Mines Ltd.*	195,095	1,211,540
McEwen, Inc.*	49,982	925,167
Aura Minerals, Inc.	16,109	812,135
Total Mining		168,365,665
Total Common Stocks
(Cost $65,773,797)		168,365,665

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$1,064,107	1,064,107
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	1,064,108	1,064,108
Total Repurchase Agreements
(Cost $2,128,215)		2,128,215
Total Investments - 100.8%
(Cost $67,902,012)		$170,493,880
Other Assets & Liabilities, net - (0.8)%		(1,413,608)
Total Net Assets - 100.0%		$169,080,272

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$168,365,665	$—	$—	$168,365,665
Repurchase Agreements	—	2,128,215	—	2,128,215
Total Assets	$168,365,665	$2,128,215	$—	$170,493,880

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 100.1%
REITs - 90.0%
REITs-Diversified - 23.3%
American Tower Corp. — Class A	552	$96,915
Equinix, Inc.	123	94,238
Digital Realty Trust, Inc.	517	79,985
Crown Castle, Inc.	749	66,564
VICI Properties, Inc.	2,126	59,783
SBA Communications Corp.	253	48,938
Weyerhaeuser Co.	1,920	45,485
WP Carey, Inc.	629	40,482
Gaming and Leisure Properties, Inc.	877	39,193
Lamar Advertising Co. — Class A	213	26,961
Vornado Realty Trust	776	25,825
Millrose Properties, Inc. — Class A	790	23,597
Outfront Media, Inc.	880	21,208
EPR Properties	425	21,207
Rayonier, Inc.	910	19,701
National Storage Affiliates Trust	692	19,521
Broadstone Net Lease, Inc.	1,118	19,420
PotlatchDeltic Corp.	359	14,281
Total REITs-Diversified		763,304
REITs-Health Care - 12.2%
Welltower, Inc.	678	125,844
Ventas, Inc.	850	65,773
Omega Healthcare Investors, Inc.	909	40,305
Healthpeak Properties, Inc.	2,247	36,132
American Healthcare REIT, Inc.	708	33,318
CareTrust REIT, Inc.	867	31,351
Healthcare Realty Trust, Inc.	1,542	26,137
Sabra Health Care REIT, Inc.	1,248	23,637
Medical Properties Trust, Inc.	3,415	17,075
Total REITs-Health Care		399,572
REITs-Apartments - 11.5%
AvalonBay Communities, Inc.	310	56,206
Equity Residential	854	53,836
Essex Property Trust, Inc.	172	45,009
Mid-America Apartment Communities, Inc.	322	44,729
Invitation Homes, Inc.	1,602	44,520
UDR, Inc.	1,047	38,404
Camden Property Trust	346	38,088
American Homes 4 Rent — Class A	1,096	35,182
Independence Realty Trust, Inc.	1,282	22,409
Total REITs-Apartments		378,383
REITs-Warehouse/Industries - 9.5%
Prologis, Inc.	929	118,596
Rexford Industrial Realty, Inc.	812	31,441
First Industrial Realty Trust, Inc.	515	29,494
STAG Industrial, Inc.	778	28,599
Terreno Realty Corp.	442	25,950
Americold Realty Trust, Inc.	1,662	21,373
EastGroup Properties, Inc.	113	20,130
LXP Industrial Trust	370	18,345
Lineage, Inc.	486	17,010
Total REITs-Warehouse/Industries		310,938
REITs-Shopping Centers - 6.8%
Kimco Realty Corp.	1,984	40,216
Regency Centers Corp.	574	39,623
Federal Realty Investment Trust	321	32,357
Brixmor Property Group, Inc.	1,185	31,071
Kite Realty Group Trust	1,048	25,121
Phillips Edison & Company, Inc.	693	24,650
Acadia Realty Trust	883	18,137
NETSTREIT Corp.	752	13,265
Total REITs-Shopping Centers		224,440
REITs-Storage - 6.2%
Public Storage	259	67,210
Extra Space Storage, Inc.	431	56,125
Iron Mountain, Inc.	606	50,268
CubeSmart	857	30,895
Total REITs-Storage		204,498
REITs-Office Property - 5.6%
BXP, Inc.	511	34,482
Alexandria Real Estate Equities, Inc.	675	33,034
Cousins Properties, Inc.	891	22,970
Kilroy Realty Corp.	583	21,787
SL Green Realty Corp.	435	19,953
COPT Defense Properties	680	18,904
Highwoods Properties, Inc.	704	18,177
Douglas Emmett, Inc.	1,281	14,078
Total REITs-Office Property		183,385
REITs-Single Tenant - 5.0%
Realty Income Corp.	1,381	77,847
Agree Realty Corp.	434	31,261
NNN REIT, Inc.	751	29,762
Essential Properties Realty Trust, Inc.	884	26,219
Total REITs-Single Tenant		165,089
REITs-Regional Malls - 3.9%
Simon Property Group, Inc.	454	84,040
Macerich Co.	1,274	23,518
Tanger, Inc.	634	21,157
Total REITs-Regional Malls		128,715
REITs-Hotels - 3.6%
Host Hotels & Resorts, Inc.	2,097	37,180
Ryman Hospitality Properties, Inc.	228	21,573
Apple Hospitality REIT, Inc.	1,442	17,088
Park Hotels & Resorts, Inc.	1,419	14,843
DiamondRock Hospitality Co.	1,605	14,381
Pebblebrook Hotel Trust	1,076	12,180
Total REITs-Hotels		117,245
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	337	41,758
Equity LifeStyle Properties, Inc.	587	35,578
Total REITs-Manufactured Homes		77,336
Total REITs		2,952,905
Real Estate - 8.2%
Real Estate Management/Services - 8.2%
CBRE Group, Inc. — Class A*	464	74,607
CoStar Group, Inc.*	859	57,759
Jones Lang LaSalle, Inc.*	112	37,685
Compass, Inc. — Class A*	2,484	26,256

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Real Estate - 8.2% (continued)
Real Estate Management/Services - 8.2% (continued)
Newmark Group, Inc. — Class A	1,236	$21,432
Cushman & Wakefield Ltd.*	1,307	21,160
FirstService Corp.	132	20,530
eXp World Holdings, Inc.	1,026	9,285
Total Real Estate Management/Services		268,714
Total Real Estate		268,714
Internet - 1.9%
E-Commerce/Services - 1.9%
Zillow Group, Inc. — Class C*	586	39,977
Opendoor Technologies, Inc.*	3,695	21,541
Total E-Commerce/Services		61,518
Total Internet		61,518
Total Common Stocks
(Cost $2,723,841)		3,283,137

WARRANTS† - 0.0%
Opendoor Technologies Inc
Expiring 11/20/26*	39	35
Opendoor Technologies Inc
Expiring 11/20/26*	39	20
Opendoor Technologies Inc
Expiring 11/20/26*	39	16
Total Warrants
(Cost $0)		71

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$20,875	20,875
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	20,875	20,875
Total Repurchase Agreements
(Cost $41,750)		41,750
Total Investments - 101.4%
(Cost $2,765,591)		$3,324,958
Other Assets & Liabilities, net - (1.4)%		(45,382)
Total Net Assets - 100.0%		$3,279,576

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,283,137	$—	$—	$3,283,137
Warrants	71	—	—	71
Repurchase Agreements	—	41,750	—	41,750
Total Assets	$3,283,208	$41,750	$—	$3,324,958

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 66.5%
Walmart, Inc.	2,964	$330,219
Costco Wholesale Corp.	345	297,507
TJX Companies, Inc.	1,903	292,320
Home Depot, Inc.	805	277,000
Lowe’s Companies, Inc.	1,125	271,305
Carvana Co.*	488	205,946
O’Reilly Automotive, Inc.*	2,239	204,219
Ross Stores, Inc.	989	178,158
AutoZone, Inc.*	52	176,358
Target Corp.	1,615	157,866
Dollar General Corp.	948	125,866
Ulta Beauty, Inc.*	208	125,842
Tractor Supply Co.	2,429	121,474
Dollar Tree, Inc.*	881	108,372
Williams-Sonoma, Inc.	592	105,725
Burlington Stores, Inc.*	362	104,564
Dick’s Sporting Goods, Inc.	479	94,828
Genuine Parts Co.	762	93,696
Best Buy Company, Inc.	1,209	80,918
BJ’s Wholesale Club Holdings, Inc.*	882	79,406
Five Below, Inc.*	403	75,909
GameStop Corp. — Class A*	3,274	65,742
Lithia Motors, Inc. — Class A	192	63,807
Murphy USA, Inc.	153	61,739
Abercrombie & Fitch Co. — Class A*	474	59,662
Floor & Decor Holdings, Inc. — Class A*	974	59,307
Gap, Inc.	2,306	59,034
Ollie’s Bargain Outlet Holdings, Inc.*	531	58,203
CarMax, Inc.*	1,403	54,212
Macy’s, Inc.	2,416	53,273
AutoNation, Inc.*	243	50,175
Victoria’s Secret & Co.*	924	50,053
Urban Outfitters, Inc.*	662	49,822
American Eagle Outfitters, Inc.	1,843	48,600
Bath & Body Works, Inc.	2,397	48,132
Signet Jewelers Ltd.	493	40,860
Academy Sports & Outdoors, Inc.	811	40,518
RH*	195	34,934
Boot Barn Holdings, Inc.*	192	33,882
Kohl’s Corp.	1,631	33,289
Advance Auto Parts, Inc.	842	33,091
Warby Parker, Inc. — Class A*	1,489	32,445
National Vision Holdings, Inc.*	1,238	31,965
PriceSmart, Inc.	221	27,110
Total Retail		4,597,353
Internet - 29.4%
Amazon.com, Inc.*	3,180	734,008
PDD Holdings, Inc. ADR*	1,585	179,723
MercadoLibre, Inc.*	84	169,198
eBay, Inc.	1,723	150,073
Coupang, Inc.*	6,229	146,942
Alibaba Group Holding Ltd. ADR	982	143,942
Sea Ltd. ADR*	965	123,105
JD.com, Inc. ADR	3,908	112,160
Chewy, Inc. — Class A*	2,608	86,194
Wayfair, Inc. — Class A*	812	81,533
Etsy, Inc.*	994	55,107
RealReal, Inc.*	2,036	32,128
Groupon, Inc.*	923	16,254
Total Internet		2,030,367
Distribution & Wholesale - 1.8%
LKQ Corp.	2,124	64,145
Pool Corp.	275	62,906
Total Distribution & Wholesale		127,051
Software - 1.3%
Global-e Online Ltd*	2,251	88,487
Commercial Services - 0.6%
Valvoline, Inc.*	1,552	45,101
Total Common Stocks
(Cost $3,834,198)		6,888,359

WARRANTS† - 0.0%
GameStop Corp
Expiring 10/30/26*	1	3
Total Warrants
(Cost $–)		3

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$16,726	16,726
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	16,725	16,725
Total Repurchase Agreements
(Cost $33,451)		33,451
Total Investments - 100.1%
(Cost $3,867,649)		$6,921,813
Other Assets & Liabilities, net - (0.1)%		(6,575)
Total Net Assets - 100.0%		$6,915,238

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,888,359	$—	$—	$6,888,359
Warrants	3	—	—	3
Repurchase Agreements	—	33,451	—	33,451
Total Assets	$6,888,362	$33,451	$—	$6,921,813

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.9%
Software - 28.3%
Microsoft Corp.	8,985	$4,345,326
Palantir Technologies, Inc. — Class A*	8,105	1,440,664
Oracle Corp.	7,136	1,390,878
Salesforce, Inc.	4,310	1,141,762
Intuit, Inc.	1,449	959,847
Adobe, Inc.*	2,471	864,825
ServiceNow, Inc.*	5,599	857,711
Synopsys, Inc.*	1,431	672,169
Cadence Design Systems, Inc.*	2,088	652,667
Snowflake, Inc. — Class A*	2,746	602,363
Cloudflare, Inc. — Class A*	2,950	581,593
Autodesk, Inc.*	1,928	570,707
Workday, Inc. — Class A*	2,471	530,721
Electronic Arts, Inc.	2,559	522,880
Take-Two Interactive Software, Inc.*	1,982	507,451
Atlassian Corp. — Class A*	3,102	502,958
Roper Technologies, Inc.	1,129	502,552
ROBLOX Corp. — Class A*	6,096	493,959
Datadog, Inc. — Class A*	3,528	479,773
Strategy, Inc. — Class A*	2,986	453,723
Nebius Group N.V. — Class A*	5,261	440,372
MongoDB, Inc.*	1,004	421,369
SAP SE ADR	1,697	412,218
CoreWeave, Inc. — Class A*	5,101	365,283
Zoom Communications, Inc. — Class A*	4,132	356,550
Twilio, Inc. — Class A*	2,417	343,794
HubSpot, Inc.*	835	335,086
PTC, Inc.*	1,866	325,076
Nutanix, Inc. — Class A*	5,474	282,951
Samsara, Inc. — Class A*	7,980	282,891
Monday.com Ltd.*	1,857	274,019
Unity Software, Inc.*	6,025	266,124
DocuSign, Inc.*	3,812	260,741
IonQ, Inc.*	5,803	260,381
Akamai Technologies, Inc.*	2,977	259,743
Confluent, Inc. — Class A*	7,438	224,925
Dropbox, Inc. — Class A*	6,798	188,984
Bentley Systems, Inc. — Class B	4,675	178,421
Manhattan Associates, Inc.*	1,013	175,563
Gitlab, Inc. — Class A*	4,461	167,421
SoundHound AI, Inc. — Class A*	13,864	138,224
BigBear.ai Holdings, Inc.*	18,387	99,290
Quantum Computing, Inc.*	9,171	94,094
Total Software		24,228,049
Semiconductors - 27.3%
NVIDIA Corp.	26,590	4,959,035
Broadcom, Inc.	7,874	2,725,191
Micron Technology, Inc.	4,879	1,392,515
Advanced Micro Devices, Inc.*	6,292	1,347,495
Lam Research Corp.	6,372	1,090,759
Applied Materials, Inc.	4,035	1,036,955
QUALCOMM, Inc.	5,714	977,380
KLA Corp.	764	928,321
Texas Instruments, Inc.	5,217	905,097
Intel Corp.*	23,977	884,751
Analog Devices, Inc.	3,057	829,059
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,133	648,197
NXP Semiconductor N.V.	2,862	621,226
Marvell Technology, Inc.	7,296	620,014
ASML Holding N.V. — Class G	560	599,122
Microchip Technology, Inc.	6,470	412,268
ARM Holdings plc ADR*	3,733	408,054
Teradyne, Inc.	2,035	393,895
Monolithic Power Systems, Inc.	409	370,701
Astera Labs, Inc.*	2,035	338,543
ON Semiconductor Corp.*	6,221	336,867
Lattice Semiconductor Corp.*	3,004	221,034
Skyworks Solutions, Inc.	3,448	218,638
Qorvo, Inc.*	2,355	199,021
MACOM Technology Solutions Holdings, Inc.*	1,111	190,292
MKS, Inc.	1,173	187,445
Rambus, Inc.*	1,893	173,948
Semtech Corp.*	2,248	165,655
GLOBALFOUNDRIES, Inc.*	3,804	132,836
Total Semiconductors		23,314,314
Computers - 16.6%
Apple, Inc.	16,761	4,556,645
International Business Machines Corp.	4,035	1,195,207
Crowdstrike Holdings, Inc. — Class A*	1,582	741,578
Dell Technologies, Inc. — Class C	4,950	623,106
Western Digital Corp.	3,066	528,180
Seagate Technology Holdings plc	1,893	521,313
Fortinet, Inc.*	6,239	495,439
Accenture plc — Class A	1,831	491,257
Cognizant Technology Solutions Corp. — Class A	5,510	457,330
Infosys Ltd. ADR	23,879	425,524
Hewlett Packard Enterprise Co.	17,187	412,832
CyberArk Software Ltd.*	915	408,145
Sandisk Corp.*	1,715	407,107
Check Point Software Technologies Ltd.*	2,000	371,120
Zscaler, Inc.*	1,502	337,830
Lumentum Holdings, Inc.*	906	333,942
NetApp, Inc.	2,986	319,771
Gartner, Inc.*	1,262	318,377
HP, Inc.	13,988	311,653
Okta, Inc.*	3,190	275,839
Super Micro Computer, Inc.*	9,251	270,777
D-Wave Quantum, Inc.*	7,892	206,376
Rigetti Computing, Inc.*	7,972	176,580
Total Computers		14,185,928
Internet - 15.6%
Alphabet, Inc. — Class A	14,503	4,539,439
Meta Platforms, Inc. — Class A	4,541	2,997,469
AppLovin Corp. — Class A*	1,422	958,172
Palo Alto Networks, Inc.*	4,417	813,611
Shopify, Inc. — Class A*	3,795	610,881
Reddit, Inc. — Class A*	2,008	461,579
Baidu, Inc. ADR*	3,404	444,767
VeriSign, Inc.	1,342	326,039

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Internet - 15.6% (continued)
GoDaddy, Inc. — Class A*	2,391	$296,675
CDW Corp.	2,168	295,282
Pinterest, Inc. — Class A*	11,393	294,965
Gen Digital, Inc.	10,353	281,498
F5, Inc.*	1,084	276,702
Wix.com Ltd.*	2,586	268,659
Snap, Inc. — Class A*	30,607	246,998
Match Group, Inc.	6,141	198,293
Total Internet		13,311,029
Telecommunications - 4.8%
Cisco Systems, Inc.	15,534	1,196,584
Arista Networks, Inc.*	6,390	837,282
Motorola Solutions, Inc.	1,555	596,063
Corning, Inc.	6,541	572,730
Ciena Corp.*	1,706	398,982
Credo Technology Group Holding Ltd.*	2,399	345,192
Applied Digital Corp.*	6,772	166,049
Total Telecommunications		4,112,882
Electronics - 3.7%
Amphenol Corp. — Class A	6,870	928,412
TE Connectivity plc	1,742	396,322
Coherent Corp.*	2,026	373,939
Jabil, Inc.	1,529	348,643
Flex Ltd.*	5,234	316,238
Celestica, Inc.*	1,066	315,120
Trimble, Inc.*	3,901	305,643
TTM Technologies, Inc.*	2,577	177,813
Total Electronics		3,162,130
Investment Companies - 1.4%
IREN Ltd.*	11,553	436,357
Cipher Mining, Inc.*	10,691	157,799
Riot Platforms, Inc.*	11,198	141,879
Core Scientific, Inc.*	9,696	141,174
Terawulf, Inc.*	11,198	128,665
MARA Holdings, Inc.*	13,224	118,751
Cleanspark, Inc.*	9,625	97,405
Total Investment Companies		1,222,030
Energy-Alternate Sources - 0.6%
First Solar, Inc.*	1,404	366,767
Enphase Energy, Inc.*	4,550	145,828
Total Energy-Alternate Sources		512,595
Diversified Financial Services - 0.6%
Circle Internet Group, Inc.*	3,573	283,339
BitMine Immersion Technologies, Inc.	7,892	214,268
Total Diversified Financial Services		497,607
Chemicals - 0.3%
Qnity Electronics, Inc.	3,688	301,125
Miscellaneous Manufacturing - 0.3%
Entegris, Inc.	2,915	245,589
Office & Business Equipment - 0.3%
Zebra Technologies Corp. — Class A*	986	239,421
Electrical Components & Equipment - 0.1%
Universal Display Corp.	933	108,956
Total Common Stocks
(Cost $46,082,874)		85,441,655

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$130,144	130,144
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	130,143	130,143
Total Repurchase Agreements
(Cost $260,287)		260,287
Total Investments - 100.2%
(Cost $46,343,161)		$85,701,942
Other Assets & Liabilities, net - (0.2)%		(203,397)
Total Net Assets - 100.0%		$85,498,545

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$85,441,655	$—	$—	$85,441,655
Repurchase Agreements	—	260,287	—	260,287
Total Assets	$85,441,655	$260,287	$—	$85,701,942

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.9%
Telecommunications - 77.5%
Cisco Systems, Inc.	9,860	$759,516
AT&T, Inc.	24,965	620,131
Verizon Communications, Inc.	14,282	581,706
Arista Networks, Inc.*	4,054	531,196
T-Mobile US, Inc.	2,302	467,398
Motorola Solutions, Inc.	1,051	402,869
Ciena Corp.*	1,353	316,426
EchoStar Corp. — Class A*	2,814	305,882
AST SpaceMobile, Inc.*,1	2,677	194,431
Frontier Communications Parent, Inc.*	4,674	177,939
Telefonaktiebolaget LM Ericsson ADR	16,140	155,751
Millicom International Cellular S.A.	2,719	150,741
Lumen Technologies, Inc.*	19,303	149,984
Nokia Oyj ADR	23,121	149,593
BCE, Inc.	6,170	146,969
Vodafone Group plc ADR	10,997	145,270
TELUS Corp.	10,878	143,263
Rogers Communications, Inc. — Class B	3,650	137,714
KT Corp. ADR	6,963	132,088
America Movil SAB de CV ADR	6,101	126,108
Telephone & Data Systems, Inc.	2,968	121,688
Viasat, Inc.*	3,191	109,962
Viavi Solutions, Inc.*	6,056	107,918
CommScope Holding Company, Inc.*	5,844	105,952
Calix, Inc.*	1,882	99,614
InterDigital, Inc.[1]	298	94,877
Extreme Networks, Inc.*	5,063	84,299
Uniti Group, Inc.*	10,441	73,191
Iridium Communications, Inc.	4,078	70,876
GCI Liberty, Inc. — Class C*	1,727	64,262
Harmonic, Inc.*	5,916	58,509
Globalstar, Inc.*	891	54,387
ADTRAN Holdings, Inc.*	5,575	48,447
NETGEAR, Inc.*	1,541	37,801
Gogo, Inc.*	6,829	31,823
Ubiquiti, Inc.	55	30,434
Total Telecommunications		6,989,015
Media - 10.6%
Comcast Corp. — Class A	16,938	506,277
Charter Communications, Inc. — Class A*,1	1,230	256,762
Liberty Global Ltd. — Class A*	11,729	130,661
Liberty Latin America Ltd. — Class C*	7,804	58,218
Total Media		951,918
Internet - 5.6%
Roku, Inc.*	2,126	230,650
F5, Inc.*	862	220,034
Cogent Communications Holdings, Inc.	2,552	55,021
Total Internet		505,705
Computers - 4.1%
Lumentum Holdings, Inc.*	784	288,975
NetScout Systems, Inc.*	2,889	78,176
Total Computers		367,151
Aerospace & Defense - 1.2%
Ondas Holdings, Inc.*,1	11,334	110,620
Electronics - 0.9%
Applied Optoelectronics, Inc.*,1	2,381	83,002
Total Common Stocks
(Cost $6,577,592)		9,007,411

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$57,297	57,297
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	57,296	57,296
Total Repurchase Agreements
(Cost $114,593)		114,593
Total Investments - 101.2%
(Cost $6,692,185)		$9,122,004
Other Assets & Liabilities, net - (1.2)%		(110,722)
Total Net Assets - 100.0%		$9,011,282

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2025 — See Note 5.
[2]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,007,411	$—	$—	$9,007,411
Repurchase Agreements	—	114,593	—	114,593
Total Assets	$9,007,411	$114,593	$—	$9,122,004

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.3%
Transportation - 37.9%
Union Pacific Corp.	1,227	$283,830
United Parcel Service, Inc. — Class B	2,230	221,194
CSX Corp.	5,460	197,925
Norfolk Southern Corp.	674	194,597
FedEx Corp.	668	192,959
Old Dominion Freight Line, Inc.	823	129,046
Expeditors International of Washington, Inc.	714	106,393
CH Robinson Worldwide, Inc.	654	105,137
ZIM Integrated Shipping Services Ltd.	4,372	92,818
Canadian National Railway Co.	926	91,535
Canadian Pacific Kansas City Ltd.	1,232	90,712
J.B. Hunt Transport Services, Inc.	466	90,562
XPO, Inc.*	659	89,565
Star Bulk Carriers Corp.	4,614	88,681
TFI International, Inc.	838	86,607
ZTO Express Cayman, Inc. ADR	4,079	85,210
Saia, Inc.*	212	69,222
Knight-Swift Transportation Holdings, Inc.	1,308	68,382
Ryder System, Inc.	329	62,967
Kirby Corp.*	536	59,057
GXO Logistics, Inc.*	1,114	58,641
Landstar System, Inc.	367	52,738
Matson, Inc.	371	45,837
Hub Group, Inc. — Class A	891	37,966
Werner Enterprises, Inc.	1,033	31,000
RXO, Inc.*	2,450	30,968
Forward Air Corp.*	950	23,750
ArcBest Corp.	293	21,738
Total Transportation		2,709,037
Auto Manufacturers - 27.2%
Tesla, Inc.*	1,981	890,895
General Motors Co.	2,620	213,058
Ford Motor Co.	13,097	171,833
Rivian Automotive, Inc. — Class A*	6,084	119,916
NIO, Inc. ADR*	18,126	92,443
Toyota Motor Corp. ADR	422	90,333
Li Auto, Inc. ADR*	5,284	89,458
Ferrari N.V.	242	89,433
Stellantis N.V.	7,556	82,285
Honda Motor Company Ltd. ADR	2,784	82,072
Lucid Group, Inc.*	2,470	26,108
Total Auto Manufacturers		1,947,834
Auto Parts & Equipment - 12.3%
Magna International, Inc.	1,689	90,024
Garrett Motion, Inc.	5,128	89,381
Aptiv plc*	1,134	86,286
Autoliv, Inc.	712	84,514
Mobileye Global, Inc. — Class A*	7,868	82,142
BorgWarner, Inc.	1,651	74,394
Lear Corp.	519	59,477
Gentex Corp.	2,358	54,871
QuantumScape Corp.*	4,751	49,505
Dana, Inc.	1,712	40,677
Goodyear Tire & Rubber Co.*	4,319	37,834
Visteon Corp.	386	36,709
Adient plc*	1,557	29,848
Dorman Products, Inc.*	238	29,319
Fox Factory Holding Corp.*	1,216	20,806
Solid Power, Inc.*	4,254	18,080
Total Auto Parts & Equipment		883,867
Airlines - 12.2%
Delta Air Lines, Inc.	2,353	163,298
United Airlines Holdings, Inc.*	1,349	150,845
Southwest Airlines Co.	2,722	112,500
Ryanair Holdings plc ADR	1,253	90,454
Copa Holdings S.A. — Class A	723	87,201
American Airlines Group, Inc.*	5,117	78,444
Alaska Air Group, Inc.*	1,142	57,443
SkyWest, Inc.*	468	46,992
JetBlue Airways Corp.*	6,229	28,342
Sun Country Airlines Holdings, Inc.*	1,455	20,937
Allegiant Travel Co. — Class A*	233	19,868
Frontier Group Holdings, Inc.*	2,974	14,008
Total Airlines		870,332
Internet - 6.5%
Uber Technologies, Inc.*	3,781	308,945
Grab Holdings Ltd. — Class A*	18,196	90,798
Lyft, Inc. — Class A*	3,380	65,471
Total Internet		465,214
Leisure Time - 0.9%
Harley-Davidson, Inc.	1,791	36,698
Patrick Industries, Inc.	238	25,806
Total Leisure Time		62,504
Aerospace & Defense - 0.8%
Joby Aviation, Inc.*	4,572	60,351
Home Builders - 0.8%
Thor Industries, Inc.	540	55,442
Commercial Services - 0.7%
Avis Budget Group, Inc.*	234	30,027
Hertz Global Holdings, Inc.*	3,714	19,090
Total Commercial Services		49,117
Total Common Stocks
(Cost $3,757,191)		7,103,698

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$29,186	29,186
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	29,185	29,185
Total Repurchase Agreements
(Cost $58,371)		58,371
Total Investments - 100.1%
(Cost $3,815,562)		$7,162,069
Other Assets & Liabilities, net - (0.1)%		(9,871)
Total Net Assets - 100.0%		$7,152,198

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,103,698	$—	$—	$7,103,698
Repurchase Agreements	—	58,371	—	58,371
Total Assets	$7,103,698	$58,371	$—	$7,162,069

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Electric - 88.6%
NextEra Energy, Inc.	14,368	$1,153,463
Constellation Energy Corp.	2,581	911,790
Southern Co.	10,240	892,928
Duke Energy Corp.	7,426	870,401
American Electric Power Company, Inc.	6,137	707,657
Sempra	7,738	683,188
Dominion Energy, Inc.	10,901	638,690
Vistra Corp.	3,923	632,898
Exelon Corp.	13,836	603,111
Xcel Energy, Inc.	8,022	592,505
Entergy Corp.	6,227	575,562
Public Service Enterprise Group, Inc.	7,128	572,378
PG&E Corp.	34,951	561,663
Consolidated Edison, Inc.	5,533	549,538
WEC Energy Group, Inc.	5,048	532,362
NRG Energy, Inc.	3,027	482,019
Ameren Corp.	4,738	473,137
PPL Corp.	13,107	459,007
CenterPoint Energy, Inc.	11,892	455,939
Eversource Energy	6,715	452,121
FirstEnergy Corp.	10,029	448,998
Edison International	7,343	440,727
DTE Energy Co.	3,356	432,857
CMS Energy Corp.	5,970	417,482
Alliant Energy Corp.	5,654	367,566
Evergy, Inc.	4,977	360,783
Talen Energy Corp.*	909	340,730
Fortis, Inc.	6,434	334,182
National Grid plc ADR	4,263	329,743
Brookfield Renewable Corp.	8,129	311,666
Pinnacle West Capital Corp.	3,341	296,347
AES Corp.	20,144	288,865
OGE Energy Corp.	6,324	270,035
IDACORP, Inc.	1,860	235,402
Clearway Energy, Inc. — Class C	6,985	232,321
TXNM Energy, Inc.	3,868	227,748
Oklo, Inc.*	3,159	226,690
Ormat Technologies, Inc.	1,951	215,527
Portland General Electric Co.	4,395	210,916
Black Hills Corp.	2,891	200,693
Northwestern Energy Group, Inc.	2,695	173,935
Otter Tail Corp.	1,184	95,679
MGE Energy, Inc.	951	74,577
Total Electric		19,333,826
Gas - 7.0%
Atmos Energy Corp.	2,798	469,028
NiSource, Inc.	9,599	400,854
UGI Corp.	6,702	250,856
National Fuel Gas Co.	2,963	237,218
MDU Resources Group, Inc.	9,375	183,000
Total Gas		1,540,956
Water - 4.0%
American Water Works Company, Inc.	3,471	452,965
Essential Utilities, Inc.	7,756	297,520
H2O America	2,342	114,735
Total Water		865,220
Total Common Stocks
(Cost $14,156,206)		21,740,002

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$80,422	80,422
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	80,422	80,422
Total Repurchase Agreements
(Cost $160,844)		160,844
Total Investments - 100.3%
(Cost $14,317,050)		$21,900,846
Other Assets & Liabilities, net - (0.3)%		(70,181)
Total Net Assets - 100.0%		$21,830,665

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,740,002	$—	$—	$21,740,002
Repurchase Agreements	—	160,844	—	160,844
Total Assets	$21,740,002	$160,844	$—	$21,900,846

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 86.6%
Financial - 24.5%
Goldman Sachs Group, Inc.	2,410	$2,118,390
American Express Co.	2,410	891,579
Visa, Inc. — Class A	2,410	845,211
JPMorgan Chase & Co.	2,410	776,550
Travelers Companies, Inc.	2,410	699,045
Total Financial		5,330,775
Technology - 16.7%
Microsoft Corp.	2,410	1,165,524
International Business Machines Corp.	2,410	713,866
Apple, Inc.	2,410	655,183
Salesforce, Inc.	2,410	638,433
NVIDIA Corp.	2,410	449,465
Total Technology		3,622,471
Consumer, Non-cyclical - 13.1%
UnitedHealth Group, Inc.	2,410	795,565
Amgen, Inc.	2,410	788,818
Johnson & Johnson	2,410	498,749
Procter & Gamble Co.	2,410	345,377
Merck & Company, Inc.	2,410	253,677
Coca-Cola Co.	2,410	168,483
Total Consumer, Non-cyclical		2,850,669
Industrial - 12.7%
Caterpillar, Inc.	2,410	1,380,617
Boeing Co.*	2,410	523,259
Honeywell International, Inc.	2,410	470,167
3M Co.	2,410	385,841
Total Industrial		2,759,884
Consumer, Cyclical - 9.2%
Home Depot, Inc.	2,410	829,281
McDonald’s Corp.	2,410	736,569
Walmart, Inc.	2,410	268,498
NIKE, Inc. — Class B	2,410	153,541
Total Consumer, Cyclical		1,987,889
Communications - 5.1%
Amazon.com, Inc.*	2,410	556,276
Walt Disney Co.	2,410	274,186
Cisco Systems, Inc.	2,410	185,642
Verizon Communications, Inc.	2,410	98,159
Total Communications		1,114,263
Basic Materials - 3.6%
Sherwin-Williams Co.	2,410	780,924
Energy - 1.7%
Chevron Corp.	2,410	367,308
Total Common Stocks
(Cost $11,331,514)		18,814,183

MUTUAL FUNDS† - 6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	67,906	684,496
Guggenheim Strategy Fund II1	24,698	612,766
Total Mutual Funds
(Cost $1,285,414)		1,297,262

	Face Amount
U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	$57,000	56,888
Total U.S. Treasury Bills
(Cost $56,880)		56,888

REPURCHASE AGREEMENTS††,4 - 4.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	512,326	512,326
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	512,326	512,326
Total Repurchase Agreements
(Cost $1,024,652)		1,024,652
Total Investments - 97.6%
(Cost $13,698,460)		$21,192,985
Other Assets & Liabilities, net - 2.4%		527,629
Total Net Assets - 100.0%		$21,720,614

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	5	Mar 2026	$1,208,450	$(12,275)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	4.54% (Federal Funds Rate + 0.90%)	At Maturity	01/22/26	22	$1,041,849	$21,692
Barclays Bank plc	Dow Jones Industrial Average	Pay	4.61% (SOFR + 0.90%)	At Maturity	01/22/26	14	665,143	20,576
							$1,706,992	$42,268

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,814,183	$—	$—	$18,814,183
Mutual Funds	1,297,262	—	—	1,297,262
U.S. Treasury Bills	—	56,888	—	56,888
Repurchase Agreements	—	1,024,652	—	1,024,652
Equity Index Swap Agreements**	—	42,268	—	42,268
Total Assets	$20,111,445	$1,123,808	$—	$21,235,253

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$12,275	$—	$—	$12,275

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$614,001	$–	$–	$–	$(1,235)	$612,766	24,698	$24,102
Guggenheim Ultra Short Duration Fund — Institutional Class	681,100	–	–	–	3,396	684,496	67,906	22,225
	$1,295,101	$–	$–	$–	$2,161	$1,297,262		$46,327

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 69.3%
Industrial - 16.0%
Coherent Corp.*	432	$79,734
Flex Ltd.*	1,016	61,387
Curtiss-Wright Corp.	101	55,678
Woodward, Inc.	165	49,883
nVent Electric plc	444	45,275
Fabrinet*	98	44,617
XPO, Inc.*	323	43,899
BWX Technologies, Inc.	251	43,383
ATI, Inc.*	373	42,806
ITT, Inc.	234	40,601
RBC Bearings, Inc.*	87	39,013
Graco, Inc.	456	37,378
Carlisle Companies, Inc.	115	36,784
MasTec, Inc.*	169	36,736
Lincoln Electric Holdings, Inc.	151	36,186
Kratos Defense & Security Solutions, Inc.*	464	35,222
Entegris, Inc.	417	35,132
Mueller Industries, Inc.	305	35,014
AECOM	364	34,700
Clean Harbors, Inc.*	138	32,358
Crown Holdings, Inc.	313	32,230
TopBuild Corp.*	77	32,124
TD SYNNEX Corp.	208	31,248
Acuity, Inc.	84	30,243
Advanced Drainage Systems, Inc.	197	28,532
Donaldson Company, Inc.	318	28,194
SPX Technologies, Inc.*	137	27,408
Dycom Industries, Inc.*	80	27,032
Applied Industrial Technologies, Inc.	104	26,704
Sterling Infrastructure, Inc.*	84	25,723
Regal Rexnord Corp.	182	25,538
Owens Corning	226	25,292
Chart Industries, Inc.*	121	24,954
Crane Co.	135	24,898
Flowserve Corp.	349	24,214
Tetra Tech, Inc.	719	24,115
Saia, Inc.*	73	23,836
Knight-Swift Transportation Holdings, Inc.	446	23,317
CNH Industrial N.V.	2,432	22,423
AptarGroup, Inc.	180	21,953
Oshkosh Corp.	174	21,860
Valmont Industries, Inc.	54	21,725
Ryder System, Inc.	111	21,244
Toro Co.	269	21,176
AeroVironment, Inc.*	87	21,044
Watts Water Technologies, Inc. — Class A	75	20,702
Middleby Corp.*	127	18,881
Simpson Manufacturing Company, Inc.	114	18,407
Eagle Materials, Inc.	88	18,188
AGCO Corp.	170	17,734
Fluor Corp.*	443	17,556
Esab Corp.	157	17,540
Littelfuse, Inc.	68	17,199
GATX Corp.	98	16,621
Cognex Corp.	461	16,587
GXO Logistics, Inc.*	315	16,581
Fortune Brands Innovations, Inc.	330	16,507
Kirby Corp.*	149	16,417
Hexcel Corp.	219	16,184
MSA Safety, Inc.	101	16,174
Arrow Electronics, Inc.*	142	15,645
Vontier Corp.	399	14,835
EnerSys	101	14,822
Timken Co.	174	14,639
UFP Industries, Inc.	160	14,568
Universal Display Corp.	122	14,247
AAON, Inc.	186	14,182
Louisiana-Pacific Corp.	174	14,052
Landstar System, Inc.	94	13,508
Sensata Technologies Holding plc	400	13,316
Belden, Inc.	108	12,587
Graphic Packaging Holding Co.	811	12,214
Sonoco Products Co.	271	11,826
Novanta, Inc.*	98	11,661
Knife River Corp.*	156	10,975
Avnet, Inc.	224	10,770
Trex Company, Inc.*	295	10,349
Silgan Holdings, Inc.	241	9,729
Terex Corp.	180	9,608
Exponent, Inc.	137	9,516
Avient Corp.	252	7,873
Greif, Inc. — Class A	72	4,874
Total Industrial		2,029,887
Financial - 15.5%
Jones Lang LaSalle, Inc.*	130	43,741
East West Bancorp, Inc.	378	42,483
Carlyle Group, Inc.	713	42,146
Annaly Capital Management, Inc. REIT	1,877	41,981
WP Carey, Inc. REIT	602	38,745
Fidelity National Financial, Inc.	700	38,213
Equitable Holdings, Inc.	788	37,548
Reinsurance Group of America, Inc. — Class A	181	36,826
Evercore, Inc. — Class A	106	36,066
Omega Healthcare Investors, Inc. REIT	812	36,004
RenaissanceRe Holdings Ltd.	127	35,707
Stifel Financial Corp.	280	35,062
Ally Financial, Inc.	771	34,919
Gaming and Leisure Properties, Inc. REIT	778	34,769
Unum Group	423	32,783
First Horizon Corp.	1,353	32,337
Equity LifeStyle Properties, Inc. REIT	533	32,305
Comerica, Inc.	351	30,512
Lamar Advertising Co. — Class A REIT	239	30,253
American Homes 4 Rent — Class A REIT	896	28,762
Old Republic International Corp.	626	28,571
Jefferies Financial Group, Inc.	454	28,134
Webster Financial Corp.	443	27,882

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 69.3% (continued)
Financial - 15.5% (continued)
Houlihan Lokey, Inc.	150	$26,129
EastGroup Properties, Inc. REIT	146	26,008
SOUTHSTATE BANK CORP	276	25,974
American Financial Group, Inc.	190	25,969
Wintrust Financial Corp.	184	25,727
Rexford Industrial Realty, Inc. REIT	638	24,703
Western Alliance Bancorporation	284	23,876
Kinsale Capital Group, Inc.	61	23,858
Zions Bancorp North America	406	23,767
Columbia Banking System, Inc.	822	22,975
Primerica, Inc.	88	22,736
Agree Realty Corp. REIT	315	22,689
CubeSmart REIT	627	22,603
UMB Financial Corp.	196	22,548
Cullen/Frost Bankers, Inc.	176	22,287
Affiliated Managers Group, Inc.	77	22,198
Corebridge Financial, Inc.	735	22,175
Brixmor Property Group, Inc. REIT	841	22,051
Cadence Bank	512	21,934
Old National Bancorp	956	21,328
SEI Investments Co.	256	20,997
First Industrial Realty Trust, Inc. REIT	364	20,846
NNN REIT, Inc.	522	20,687
Pinnacle Financial Partners, Inc.	211	20,132
Voya Financial, Inc.	262	19,516
Synovus Financial Corp.	382	19,119
STAG Industrial, Inc. REIT	513	18,858
Commerce Bancshares, Inc.	355	18,581
Prosperity Bancshares, Inc.	261	18,038
MGIC Investment Corp.	615	17,970
Hanover Insurance Group, Inc.	98	17,912
Essent Group Ltd.	266	17,293
Starwood Property Trust, Inc. REIT	957	17,236
First American Financial Corp.	280	17,203
FNB Corp.	984	16,826
Healthcare Realty Trust, Inc. REIT	966	16,374
Janus Henderson Group plc	340	16,174
RLI Corp.	252	16,123
Ryan Specialty Holdings, Inc.	311	16,057
Glacier Bancorp, Inc.	354	15,594
Valley National Bancorp	1,318	15,394
SLM Corp.	558	15,099
Hamilton Lane, Inc. — Class A	112	15,043
United Bankshares, Inc.	385	14,784
Vornado Realty Trust REIT	443	14,743
Hancock Whitney Corp.	230	14,646
Kite Realty Group Trust REIT	595	14,262
Home BancShares, Inc.	502	13,946
Selective Insurance Group, Inc.	166	13,889
Bank OZK	291	13,392
Sabra Health Care REIT, Inc.	685	12,974
Cousins Properties, Inc. REIT	462	11,910
Associated Banc-Corp.	449	11,566
Independence Realty Trust, Inc. REIT	656	11,467
Texas Capital Bancshares, Inc.*	125	11,318
Kilroy Realty Corp. REIT	299	11,174
CNO Financial Group, Inc.	262	11,127
First Financial Bankshares, Inc.	358	10,693
Federated Hermes, Inc. — Class B	203	10,570
EPR Properties REIT	209	10,429
Flagstar Bank North America	823	10,362
Brighthouse Financial, Inc.*	157	10,172
International Bancshares Corp.	149	9,900
Rayonier, Inc. REIT	408	8,833
COPT Defense Properties REIT	311	8,646
PotlatchDeltic Corp. REIT	195	7,757
Kemper Corp.	161	6,527
Park Hotels & Resorts, Inc. REIT	549	5,742
National Storage Affiliates Trust REIT	195	5,501
Total Financial		1,970,686
Consumer, Non-cyclical - 10.4%
United Therapeutics Corp.*	118	57,495
Illumina, Inc.*	420	55,087
Tenet Healthcare Corp.*	242	48,090
US Foods Holding Corp.*	613	46,171
TransUnion	534	45,791
API Group Corp.*	1,017	38,910
Neurocrine Biosciences, Inc.*	274	38,861
Performance Food Group Co.*	431	38,756
Medpace Holdings, Inc.*	61	34,261
Penumbra, Inc.*	108	33,578
Exelixis, Inc.*	737	32,303
BioMarin Pharmaceutical, Inc.*	528	31,379
Elanco Animal Health, Inc.*	1,366	30,913
Service Corporation International	385	30,018
Encompass Health Corp.	277	29,401
Jazz Pharmaceuticals plc*	167	28,390
Booz Allen Hamilton Holding Corp.	333	28,092
Ensign Group, Inc.	158	27,524
Globus Medical, Inc. — Class A*	306	26,717
Roivant Sciences Ltd.*	1,204	26,127
Coca-Cola Consolidated, Inc.	155	23,761
Repligen Corp.*	145	23,760
Halozyme Therapeutics, Inc.*	323	21,738
HealthEquity, Inc.*	237	21,711
Avantor, Inc.*	1,874	21,476
Sprouts Farmers Market, Inc.*	268	21,352
Cytokinetics, Inc.*	331	21,032
Celsius Holdings, Inc.*	439	20,080
Ingredion, Inc.	175	19,295
Albertsons Companies, Inc. — Class A	1,087	18,664
Paylocity Holding Corp.*	121	18,453
Chemed Corp.	39	16,686
UL Solutions, Inc. — Class A	207	16,324
Masimo Corp.*	125	16,257
Darling Ingredients, Inc.*	435	15,660

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 69.3% (continued)
Consumer, Non-cyclical - 10.4% (continued)
Bio-Rad Laboratories, Inc. — Class A*	50	$15,149
H&R Block, Inc.	347	15,122
Bruker Corp.	305	14,369
Morningstar, Inc.	66	14,343
FTI Consulting, Inc.*	83	14,179
WEX, Inc.*	94	14,004
Option Care Health, Inc.*	436	13,891
Brink’s Co.	114	13,307
Post Holdings, Inc.*	131	12,976
Grand Canyon Education, Inc.*	76	12,640
elf Beauty, Inc.*	164	12,470
Lantheus Holdings, Inc.*	182	12,112
Shift4 Payments, Inc. — Class A*	186	11,712
Haemonetics Corp.*	129	10,339
Valvoline, Inc.*	349	10,142
Sotera Health Co.*	570	10,055
Graham Holdings Co. — Class B	9	9,887
Envista Holdings Corp.*	452	9,813
BellRing Brands, Inc.*	346	9,249
LivaNova plc*	150	9,229
Marzetti Co.	56	9,207
Euronet Worldwide, Inc.*	107	8,144
Flowers Foods, Inc.	580	6,310
Dentsply Sirona, Inc.	548	6,264
Avis Budget Group, Inc.*	46	5,903
Pilgrim’s Pride Corp.	118	4,601
Boston Beer Company, Inc. — Class A*	21	4,098
Coty, Inc. — Class A*	1,010	3,111
Total Consumer, Non-cyclical		1,316,739
Consumer, Cyclical - 9.4%
Casey’s General Stores, Inc.	102	56,376
RB Global, Inc.	510	52,464
Somnigroup International, Inc.	577	51,514
Burlington Stores, Inc.*	171	49,393
Dick’s Sporting Goods, Inc.	182	36,031
Toll Brothers, Inc.	265	35,833
WESCO International, Inc.	134	32,782
BJ’s Wholesale Club Holdings, Inc.*	362	32,591
Watsco, Inc.	96	32,347
Texas Roadhouse, Inc. — Class A	182	30,212
Five Below, Inc.*	152	28,631
American Airlines Group, Inc.*	1,814	27,808
Core & Main, Inc. — Class A*	524	27,232
Aramark	722	26,613
BorgWarner, Inc.	588	26,495
Planet Fitness, Inc. — Class A*	228	24,731
Autoliv, Inc.	192	22,790
GameStop Corp. — Class A*	1,133	22,751
Lithia Motors, Inc. — Class A	67	22,266
Churchill Downs, Inc.	182	20,708
Murphy USA, Inc.	47	18,965
Ollie’s Bargain Outlet Holdings, Inc.*	169	18,524
Hyatt Hotels Corp. — Class A	115	18,437
Wingstop, Inc.	76	18,125
Floor & Decor Holdings, Inc. — Class A*	296	18,024
FirstCash Holdings, Inc.	107	17,054
Mattel, Inc.*	854	16,943
Lear Corp.	143	16,388
VF Corp.	902	16,308
Macy’s, Inc.	738	16,273
Abercrombie & Fitch Co. — Class A*	129	16,237
Cava Group, Inc.*	274	16,081
Alaska Air Group, Inc.*	319	16,046
Gap, Inc.	622	15,923
Taylor Morrison Home Corp. — Class A*	269	15,836
Wyndham Hotels & Resorts, Inc.	208	15,716
AutoNation, Inc.*	75	15,486
Thor Industries, Inc.	145	14,887
Gentex Corp.	602	14,009
Boyd Gaming Corp.	159	13,553
Brunswick Corp.	179	13,289
Vail Resorts, Inc.	99	13,147
Travel + Leisure Co.	177	12,484
Warner Music Group Corp. — Class A	401	12,299
Crocs, Inc.*	143	12,229
Bath & Body Works, Inc.	567	11,385
Whirlpool Corp.	154	11,110
Dolby Laboratories, Inc. — Class A	168	10,789
MSC Industrial Direct Company, Inc. — Class A	126	10,597
KB Home	178	10,041
YETI Holdings, Inc.*	214	9,453
Polaris, Inc.	147	9,298
PVH Corp.	132	8,847
Penske Automotive Group, Inc.	51	8,073
Capri Holdings Ltd.*	327	7,979
RH*	42	7,524
Hilton Grand Vacations, Inc.*	165	7,384
Visteon Corp.	75	7,133
Scotts Miracle-Gro Co. — Class A	122	7,119
Goodyear Tire & Rubber Co.*	787	6,894
Harley-Davidson, Inc.	325	6,659
Choice Hotels International, Inc.	57	5,430
Columbia Sportswear Co.	70	3,856
Total Consumer, Cyclical		1,201,402
Technology - 7.4%
Lumentum Holdings, Inc.*	195	71,875
Twilio, Inc. — Class A*	417	59,314
Pure Storage, Inc. — Class A*	858	57,494
Guidewire Software, Inc.*	234	47,036
Okta, Inc.*	463	40,036
Nutanix, Inc. — Class A*	744	38,457
DocuSign, Inc.*	553	37,825
Dynatrace, Inc.*	829	35,929
CACI International, Inc. — Class A*	61	32,501
MACOM Technology Solutions Holdings, Inc.*	176	30,145
MKS, Inc.	185	29,563

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 69.3% (continued)
Technology - 7.4% (continued)
Manhattan Associates, Inc.*	166	$28,770
Lattice Semiconductor Corp.*	376	27,666
Rambus, Inc.*	296	27,200
Onto Innovation, Inc.*	135	21,311
Genpact Ltd.	441	20,630
Duolingo, Inc.*	110	19,305
UiPath, Inc. — Class A*	1,157	18,963
ExlService Holdings, Inc.*	436	18,504
Doximity, Inc. — Class A*	378	16,738
Kyndryl Holdings, Inc.*	628	16,680
Cirrus Logic, Inc.*	140	16,590
Bentley Systems, Inc. — Class B	409	15,610
CommVault Systems, Inc.*	121	15,169
Pegasystems, Inc.	252	15,050
Appfolio, Inc. — Class A*	63	14,657
KBR, Inc.	349	14,030
Maximus, Inc.	155	13,380
BILL Holdings, Inc.*	245	13,362
Dropbox, Inc. — Class A*	479	13,316
Qualys, Inc.*	99	13,157
Science Applications International Corp.	126	12,683
Amkor Technology, Inc.	313	12,357
Silicon Laboratories, Inc.*	90	11,763
Parsons Corp.*	146	9,023
Allegro MicroSystems, Inc.*	341	8,996
Synaptics, Inc.*	107	7,920
ZoomInfo Technologies, Inc. — Class A*	754	7,668
Crane NXT Co.	136	6,401
Blackbaud, Inc.*	101	6,395
ASGN, Inc.*	117	5,636
Concentrix Corp.	121	5,031
IPG Photonics Corp.*	69	4,940
Total Technology		939,076
Energy - 3.0%
TechnipFMC plc	1,112	49,551
Nextpower, Inc. — Class A*	408	35,541
DT Midstream, Inc.	279	33,391
Antero Resources Corp.*	806	27,775
Ovintiv, Inc.	696	27,276
Permian Resources Corp.	1,909	26,784
Range Resources Corp.	651	22,954
HF Sinclair Corp.	430	19,815
Viper Energy, Inc. — Class A	463	17,886
Antero Midstream Corp.	916	16,295
NOV, Inc.	1,003	15,677
Weatherford International plc	197	15,417
Chord Energy Corp.	156	14,461
CNX Resources Corp.*	371	13,642
Matador Resources Co.	321	13,623
Murphy Oil Corp.	369	11,531
Valaris Ltd.*	178	8,971
PBF Energy, Inc. — Class A	226	6,129
Civitas Resources, Inc.	211	5,716
Total Energy		382,435
Basic Materials - 2.9%
Royal Gold, Inc.	223	49,571
Carpenter Technology Corp.	137	43,133
Reliance, Inc.	144	41,597
Alcoa Corp.	712	37,836
RPM International, Inc.	352	36,608
Hecla Mining Co.	1,842	35,348
Commercial Metals Co.	305	21,112
Cleveland-Cliffs, Inc.*	1,566	20,797
Axalta Coating Systems Ltd.*	586	18,934
MP Materials Corp.*	370	18,692
NewMarket Corp.	21	14,432
Cabot Corp.	146	9,677
Ashland, Inc.	126	7,392
Westlake Corp.	92	6,802
Olin Corp.	314	6,541
Total Basic Materials		368,472
Communications - 2.4%
Ciena Corp.*	388	90,742
Pinterest, Inc. — Class A*	1,638	42,408
EchoStar Corp. — Class A*	370	40,219
New York Times Co. — Class A	444	30,822
Frontier Communications Parent, Inc.*	688	26,192
Maplebear, Inc.*	505	22,715
Chewy, Inc. — Class A*	619	20,458
Hims & Hers Health, Inc.*	573	18,605
Nexstar Media Group, Inc. — Class A	78	15,838
Total Communications		307,999
Utilities - 2.3%
Talen Energy Corp.*	126	47,230
Essential Utilities, Inc.	778	29,844
OGE Energy Corp.	554	23,656
UGI Corp.	591	22,121
National Fuel Gas Co.	248	19,855
IDACORP, Inc.	149	18,857
Ormat Technologies, Inc.	167	18,449
TXNM Energy, Inc.	269	15,839
Portland General Electric Co.	309	14,829
Black Hills Corp.	207	14,370
Southwest Gas Holdings, Inc.	177	14,164
Spire, Inc.	162	13,397
ONE Gas, Inc.	165	12,746
New Jersey Resources Corp.	276	12,729
Northwestern Energy Group, Inc.	169	10,907
Total Utilities		288,993
Total Common Stocks
(Cost $6,047,056)		8,805,689

WARRANTS† - 0.0%
GameStop Corp
Expiring 10/30/26*	1	2
Total Warrants
(Cost $–)		2

MUTUAL FUNDS† - 9.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	88,750	894,604
Guggenheim Strategy Fund II1	9,844	244,220
Total Mutual Funds
(Cost $1,123,598)		1,138,824

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	$184,000	$183,637
3.51% due 03/19/26[3,4]	100,000	99,255
Total U.S. Treasury Bills
(Cost $282,855)		282,892

REPURCHASE AGREEMENTS††,5 - 20.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	1,302,152	1,302,152
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	1,302,153	1,302,153
Total Repurchase Agreements
(Cost $2,604,305)		2,604,305
Total Investments - 101.0%
(Cost $10,057,814)		$12,831,712
Other Assets & Liabilities, net - (1.0)%		(123,597)
Total Net Assets - 100.0%		$12,708,115

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	16	Mar 2026	$5,320,960	$(87,699)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.24% (Federal Funds Rate + 0.60%)	At Maturity	01/21/26	768	$2,536,970	$114,431
Barclays Bank plc	S&P MidCap 400 Index	Pay	4.56% (SOFR + 0.85%)	At Maturity	01/22/26	405	1,338,107	57,412
BNP Paribas	S&P MidCap 400 Index	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	334	1,104,042	42,790

							$4,979,119	$214,633

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,805,689	$—	$—	$8,805,689
Warrants	2	—	—	2
Mutual Funds	1,138,824	—	—	1,138,824
U.S. Treasury Bills	—	282,892	—	282,892
Repurchase Agreements	—	2,604,305	—	2,604,305
Equity Index Swap Agreements**	—	214,633	—	214,633
Total Assets	$9,944,515	$3,101,830	$—	$13,046,345

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$87,699	$—	$—	$87,699

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$244,712	$–	$–	$–	$(492)	$244,220	9,844	$9,606
Guggenheim Ultra Short Duration Fund — Institutional Class	890,167	–	–	–	4,437	894,604	88,750	29,047
	$1,134,879	$–	$–	$–	$3,945	$1,138,824		$38,653

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
MUTUAL FUNDS† - 23.4%
Guggenheim Strategy Fund II1	1,417	$35,152
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,141	31,657
Total Mutual Funds
(Cost $66,045)		66,809

	Face Amount
U.S. TREASURY BILLS†† - 87.1%
U.S. Treasury Bills
3.51% due 03/19/26[2,3]	$250,000	248,139
Total U.S. Treasury Bills
(Cost $248,104)		248,139

REPURCHASE AGREEMENTS††,4 - 102.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	146,454	146,454
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	146,455	146,455
Total Repurchase Agreements
(Cost $292,909)		292,909
Total Investments - 213.4%
(Cost $607,058)		$607,857
Other Assets & Liabilities, net - (113.4)%		(323,073)
Total Net Assets - 100.0%		$284,784

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.26% (SOFR + 0.55%)	At Maturity	01/22/26	18	$59,938	$669
Goldman Sachs International	S&P MidCap 400 Index	Receive	3.94% (Federal Funds Rate + 0.30%)	At Maturity	01/21/26	54	180,118	613
BNP Paribas	S&P MidCap 400 Index	Receive	3.79% (Federal Funds Rate + 0.15%)	At Maturity	01/22/26	14	45,539	(1,457)

							$285,595	$(175)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$66,809	$—	$—	$66,809
U.S. Treasury Bills	—	248,139	—	248,139
Repurchase Agreements	—	292,909	—	292,909
Equity Index Swap Agreements**	—	1,282	—	1,282
Total Assets	$66,809	$542,330	$—	$609,139

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,457	$—	$1,457

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$50,217	$–	$(15,000)	$121	$(186)	$35,152	1,417	$1,769
Guggenheim Ultra Short Duration Fund — Institutional Class	46,439	–	(15,000)	253	(35)	31,657	3,141	1,342
	$96,656	$–	$(30,000)	$374	$(221)	$66,809		$3,111

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 81.9%
Technology - 40.2%
NVIDIA Corp.	349,619	$65,203,944
Apple, Inc.	212,596	57,796,348
Microsoft Corp.	106,934	51,715,421
Broadcom, Inc.	67,943	23,515,072
Palantir Technologies, Inc. — Class A*	90,733	16,127,791
Advanced Micro Devices, Inc.*	64,665	13,848,656
Micron Technology, Inc.	44,698	12,757,256
Lam Research Corp.	49,889	8,539,999
Applied Materials, Inc.	31,642	8,131,678
Intuit, Inc.	11,053	7,321,728
QUALCOMM, Inc.	42,540	7,276,467
Intel Corp.*	189,463	6,991,185
KLA Corp.	5,218	6,340,287
Texas Instruments, Inc.	36,090	6,261,254
Adobe, Inc.*	16,627	5,819,284
Analog Devices, Inc.	19,449	5,274,569
Crowdstrike Holdings, Inc. — Class A*	9,968	4,672,600
ASML Holding N.V. — Class G	3,485	3,728,462
Synopsys, Inc.*	7,378	3,465,594
Cadence Design Systems, Inc.*	10,812	3,379,615
Marvell Technology, Inc.	34,242	2,909,885
Autodesk, Inc.*	8,421	2,492,700
Fortinet, Inc.*	29,537	2,345,533
Western Digital Corp.	13,580	2,339,427
Seagate Technology Holdings plc	8,482	2,335,858
NXP Semiconductor N.V.	9,996	2,169,732
Electronic Arts, Inc.	9,934	2,029,814
Roper Technologies, Inc.	4,275	1,902,931
Take-Two Interactive Software, Inc.*	7,339	1,879,004
Workday, Inc. — Class A*	8,459	1,816,824
Datadog, Inc. — Class A*	12,926	1,757,807
Monolithic Power Systems, Inc.	1,903	1,724,803
Strategy, Inc. — Class A*	10,633	1,615,684
Paychex, Inc.	14,294	1,603,501
Cognizant Technology Solutions Corp. — Class A	19,171	1,591,193
Zscaler, Inc.*	6,334	1,424,643
Microchip Technology, Inc.	21,466	1,367,814
Atlassian Corp. — Class A*	6,674	1,082,123
ARM Holdings plc ADR*	5,495	600,658
Total Technology		353,157,144
Communications - 23.0%
Amazon.com, Inc.*	153,807	35,501,732
Meta Platforms, Inc. — Class A	42,254	27,891,443
Alphabet, Inc. — Class A	83,707	26,200,291
Alphabet, Inc. — Class C	77,793	24,411,443
Netflix, Inc.*	168,305	15,780,277
Cisco Systems, Inc.	156,936	12,088,780
T-Mobile US, Inc.	44,427	9,020,458
AppLovin Corp. — Class A*	12,217	8,232,059
Shopify, Inc. — Class A*	48,561	7,816,864
Booking Holdings, Inc.	1,280	6,854,822
Palo Alto Networks, Inc.*	27,685	5,099,577
Comcast Corp. — Class A	144,359	4,314,890
MercadoLibre, Inc.*	2,014	4,056,720
DoorDash, Inc. — Class A*	16,139	3,655,161
PDD Holdings, Inc. ADR*	26,530	3,008,237
Warner Bros Discovery, Inc.*	98,424	2,836,580
Thomson Reuters Corp.	17,669	2,330,364
Airbnb, Inc. — Class A*	16,892	2,292,582
Charter Communications, Inc. — Class A*	5,140	1,072,975
Total Communications		202,465,255
Consumer, Non-cyclical - 7.7%
Intuitive Surgical, Inc.*	14,080	7,974,349
PepsiCo, Inc.	54,310	7,794,571
Amgen, Inc.	21,388	7,000,506
Gilead Sciences, Inc.	49,279	6,048,504
Vertex Pharmaceuticals, Inc.*	10,077	4,568,509
Automatic Data Processing, Inc.	16,064	4,132,143
Regeneron Pharmaceuticals, Inc.	4,102	3,166,211
Cintas Corp.	15,961	3,001,785
Monster Beverage Corp.*	38,807	2,975,333
Mondelez International, Inc. — Class A	51,253	2,758,949
PayPal Holdings, Inc.	37,164	2,169,634
IDEXX Laboratories, Inc.*	3,171	2,145,276
AstraZeneca plc ADR	23,185	2,131,397
Alnylam Pharmaceuticals, Inc.*	5,247	2,086,470
Coca-Cola Europacific Partners plc	18,200	1,650,740
Keurig Dr Pepper, Inc.	53,962	1,511,476
GE HealthCare Technologies, Inc.	18,093	1,483,988
Insmed, Inc.*	8,471	1,474,293
Verisk Analytics, Inc. — Class A	5,536	1,238,348
Kraft Heinz Co.	47,014	1,140,089
Dexcom, Inc.*	15,491	1,028,138
Total Consumer, Non-cyclical		67,480,709
Consumer, Cyclical - 7.0%
Tesla, Inc.*	63,646	28,622,879
Costco Wholesale Corp.	17,603	15,179,771
Starbucks Corp.	45,165	3,803,345
Marriott International, Inc. — Class A	10,659	3,306,848
O’Reilly Automotive, Inc.*	33,528	3,058,089
Ross Stores, Inc.	12,917	2,326,868
PACCAR, Inc.	20,861	2,284,488
Fastenal Co.	45,600	1,829,928
Copart, Inc.*	38,449	1,505,279
Total Consumer, Cyclical		61,917,495
Industrial - 1.4%
Honeywell International, Inc.	25,218	4,919,780
CSX Corp.	73,963	2,681,159
Ferrovial SE	29,145	1,883,058
Axon Enterprise, Inc.*	3,134	1,779,892
Old Dominion Freight Line, Inc.	8,305	1,302,224
Total Industrial		12,566,113
Utilities - 1.2%
Constellation Energy Corp.	12,404	4,381,961
American Electric Power Company, Inc.	21,214	2,446,186
Exelon Corp.	40,128	1,749,180
Xcel Energy, Inc.	23,496	1,735,415
Total Utilities		10,312,742

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 81.9% (continued)
Basic Materials - 0.9%
Linde plc	18,547	$7,908,292
Energy - 0.4%
Baker Hughes Co.	39,194	1,784,895
Diamondback Energy, Inc.	11,381	1,710,905
Total Energy		3,495,800
Financial - 0.1%
CoStar Group, Inc.*	16,834	1,131,918
Total Common Stocks
(Cost $620,840,932)		720,435,468

MUTUAL FUNDS† - 0.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	301,467	3,038,791
Guggenheim Strategy Fund II1	115,431	2,863,855
Total Mutual Funds
(Cost $5,770,077)		5,902,646

	Face Amount
U.S. TREASURY BILLS†† - 5.0%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	$43,278,000	43,192,567
3.51% due 03/19/26[3,4]	950,000	942,927
Total U.S. Treasury Bills
(Cost $44,129,785)		44,135,494

REPURCHASE AGREEMENTS††,5 - 1.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	7,272,881	7,272,881
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	7,272,881	7,272,881
Total Repurchase Agreements
(Cost $14,545,762)		14,545,762
Total Investments - 89.2%
(Cost $685,286,556)		$785,019,370
Other Assets & Liabilities, net - 10.8%		94,826,150
Total Net Assets - 100.0%		$879,845,520

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	846	Mar 2026	$430,698,600	$(123,090)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	4.59% (Federal Funds Rate + 0.95%)	At Maturity	01/21/26	6,049	$152,729,644	$485,761
Barclays Bank plc	NASDAQ-100 Index	Pay	4.71% (SOFR + 1.00%)	At Maturity	01/22/26	4,194	105,895,785	142,288
BNP Paribas	NASDAQ-100 Index	Pay	4.54% (Federal Funds Rate + 0.90%)	At Maturity	01/22/26	13,758	347,389,052	(206,497)

							$606,014,481	$421,552

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[5]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$720,435,468	$—	$—	$720,435,468
Mutual Funds	5,902,646	—	—	5,902,646
U.S. Treasury Bills	—	44,135,494	—	44,135,494
Repurchase Agreements	—	14,545,762	—	14,545,762
Equity Index Swap Agreements**	—	628,049	—	628,049
Total Assets	$726,338,114	$59,309,305	$—	$785,647,419

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$123,090	$—	$—	$123,090
Equity Index Swap Agreements**	—	206,497	—	206,497
Total Liabilities	$123,090	$206,497	$—	$329,587

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,869,626	$–	$–	$–	$(5,771)	$2,863,855	115,431	$112,643
Guggenheim Ultra Short Duration Fund — Institutional Class	3,023,718	–	–	–	15,073	3,038,791	301,467	98,668
	$5,893,344	$–	$–	$–	$9,302	$5,902,646		$211,311

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 97.1%
Technology - 47.6%
NVIDIA Corp.	957,170	$178,512,205
Apple, Inc.	582,037	158,232,579
Microsoft Corp.	292,759	141,584,108
Broadcom, Inc.	186,013	64,379,099
Palantir Technologies, Inc. — Class A*	248,405	44,153,989
Advanced Micro Devices, Inc.*	177,038	37,914,458
Micron Technology, Inc.	122,373	34,926,478
Lam Research Corp.	136,584	23,380,449
Applied Materials, Inc.	86,629	22,262,787
Intuit, Inc.	30,261	20,045,492
QUALCOMM, Inc.	116,463	19,920,996
Intel Corp.*	518,702	19,140,104
KLA Corp.	14,288	17,361,063
Texas Instruments, Inc.	98,807	17,142,027
Adobe, Inc.*	45,520	15,931,545
Analog Devices, Inc.	53,246	14,440,315
Crowdstrike Holdings, Inc. — Class A*	27,289	12,791,992
ASML Holding N.V. — Class G	9,541	10,207,534
Synopsys, Inc.*	20,199	9,487,874
Cadence Design Systems, Inc.*	29,600	9,252,368
Marvell Technology, Inc.	93,747	7,966,620
Autodesk, Inc.*	23,054	6,824,214
Fortinet, Inc.*	80,866	6,421,569
Western Digital Corp.	37,179	6,404,826
Seagate Technology Holdings plc	23,223	6,395,382
NXP Semiconductor N.V.	27,368	5,940,498
Electronic Arts, Inc.	27,199	5,557,572
Roper Technologies, Inc.	11,705	5,210,247
Take-Two Interactive Software, Inc.*	20,094	5,144,667
Workday, Inc. — Class A*	23,162	4,974,734
Datadog, Inc. — Class A*	35,390	4,812,686
Monolithic Power Systems, Inc.	5,210	4,722,136
Strategy, Inc. — Class A*	29,112	4,423,568
Paychex, Inc.	39,136	4,390,276
Cognizant Technology Solutions Corp. — Class A	52,484	4,356,172
Zscaler, Inc.*	17,341	3,900,338
Microchip Technology, Inc.	58,770	3,744,824
Atlassian Corp. — Class A*	18,273	2,962,784
ARM Holdings plc ADR*	15,045	1,644,569
Total Technology		966,865,144
Communications - 27.3%
Amazon.com, Inc.*	421,084	97,194,609
Meta Platforms, Inc. — Class A	115,681	76,359,871
Alphabet, Inc. — Class A	229,169	71,729,897
Alphabet, Inc. — Class C	212,980	66,833,124
Netflix, Inc.*	460,795	43,204,139
Cisco Systems, Inc.	429,652	33,096,094
T-Mobile US, Inc.	121,630	24,695,755
AppLovin Corp. — Class A*	33,449	22,538,605
Shopify, Inc. — Class A*	132,950	21,400,962
Booking Holdings, Inc.	3,505	18,770,432
Palo Alto Networks, Inc.*	75,794	13,961,255
Comcast Corp. — Class A	395,247	11,813,932
MercadoLibre, Inc.*	5,513	11,104,615
DoorDash, Inc. — Class A*	44,188	10,007,698
PDD Holdings, Inc. ADR*	72,632	8,235,743
Warner Bros Discovery, Inc.*	269,484	7,766,529
Thomson Reuters Corp.	48,373	6,379,915
Airbnb, Inc. — Class A*	46,252	6,277,321
Charter Communications, Inc. — Class A*,1	14,072	2,937,530
Total Communications		554,308,026
Consumer, Non-cyclical - 9.1%
Intuitive Surgical, Inc.*	38,549	21,832,611
PepsiCo, Inc.	148,688	21,339,702
Amgen, Inc.	58,556	19,165,964
Gilead Sciences, Inc.	134,915	16,559,467
Vertex Pharmaceuticals, Inc.*	27,590	12,508,202
Automatic Data Processing, Inc.	43,981	11,313,233
Regeneron Pharmaceuticals, Inc.	11,232	8,669,644
Cintas Corp.	43,700	8,218,659
Monster Beverage Corp.*	106,245	8,145,804
Mondelez International, Inc. — Class A	140,317	7,553,264
PayPal Holdings, Inc.	101,745	5,939,873
IDEXX Laboratories, Inc.*	8,683	5,874,310
AstraZeneca plc ADR	63,476	5,835,349
Alnylam Pharmaceuticals, Inc.*	14,366	5,712,640
Coca-Cola Europacific Partners plc	49,827	4,519,309
Keurig Dr Pepper, Inc.	147,736	4,138,085
GE HealthCare Technologies, Inc.	49,535	4,062,861
Insmed, Inc.*	23,192	4,036,336
Verisk Analytics, Inc. — Class A	15,156	3,390,246
Kraft Heinz Co.	128,714	3,121,315
Dexcom, Inc.*	42,411	2,814,818
Total Consumer, Non-cyclical		184,751,692
Consumer, Cyclical - 8.3%
Tesla, Inc.*	174,246	78,361,911
Costco Wholesale Corp.	48,193	41,558,752
Starbucks Corp.	123,661	10,413,493
Marriott International, Inc. — Class A	29,183	9,053,734
O’Reilly Automotive, Inc.*	91,790	8,372,166
Ross Stores, Inc.	35,366	6,370,831
PACCAR, Inc.	57,112	6,254,335
Fastenal Co.	124,840	5,009,829
Copart, Inc.*	105,265	4,121,125
Total Consumer, Cyclical		169,516,176
Industrial - 1.7%
Honeywell International, Inc.	69,039	13,468,819
CSX Corp.	202,494	7,340,408
Ferrovial SE	79,790	5,155,232
Axon Enterprise, Inc.*	8,581	4,873,407
Old Dominion Freight Line, Inc.	22,738	3,565,318
Total Industrial		34,403,184
Utilities - 1.4%
Constellation Energy Corp.	33,959	11,996,696
American Electric Power Company, Inc.	58,079	6,697,089
Exelon Corp.	109,862	4,788,885

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Utilities - 1.4% (continued)
Xcel Energy, Inc.	64,326	$4,751,118
Total Utilities		28,233,788
Basic Materials - 1.1%
Linde plc	50,778	21,651,231
Energy - 0.5%
Baker Hughes Co.	107,305	4,886,670
Diamondback Energy, Inc.	31,157	4,683,832
Total Energy		9,570,502
Financial - 0.1%
CoStar Group, Inc.*	46,088	3,098,957
Total Common Stocks
(Cost $488,047,716)		1,972,398,700

MUTUAL FUNDS† - 2.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,756,359	27,784,101
Guggenheim Strategy Fund II2	575,584	14,280,250
Guggenheim Strategy Fund III[2]	370,504	9,229,250
Total Mutual Funds
(Cost $51,083,879)		51,293,601

	Face Amount
U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
3.78% due 02/24/26[3,4]	$2,000,000	1,989,597
3.50% due 01/22/26[4,5]	1,558,000	1,554,924
3.51% due 03/19/26[3,4]	400,000	397,022
Total U.S. Treasury Bills
(Cost $3,940,350)		3,941,543

REPURCHASE AGREEMENTS††,6 - 0.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	4,584,352	4,584,352
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	4,584,352	4,584,352
Total Repurchase Agreements
(Cost $9,168,704)		9,168,704
Total Investments - 100.3%
(Cost $552,240,649)		$2,036,802,548
Other Assets & Liabilities, net - (0.3)%		(5,303,004)
Total Net Assets - 100.0%		$2,031,499,544

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	77	Mar 2026	$39,200,700	$260,689

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	4.71% (SOFR + 1.00%)	At Maturity	01/22/26	220	$5,559,570	$206,047
BNP Paribas	NASDAQ-100 Index	Pay	4.54% (Federal Funds Rate + 0.90%)	At Maturity	01/22/26	219	5,524,861	133,327
Goldman Sachs International	NASDAQ-100 Index	Pay	4.59% (Federal Funds Rate + 0.95%)	At Maturity	01/21/26	355	8,958,291	10,120
							$20,042,722	$349,494

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2025 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[6]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,972,398,700	$—	$—	$1,972,398,700
Mutual Funds	51,293,601	—	—	51,293,601
U.S. Treasury Bills	—	3,941,543	—	3,941,543
Repurchase Agreements	—	9,168,704	—	9,168,704
Equity Futures Contracts**	260,689	—	—	260,689
Equity Index Swap Agreements**	—	349,494	—	349,494
Total Assets	$2,023,952,990	$13,459,741	$—	$2,037,412,731

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,309,030	$–	$–	$–	$(28,780)	$14,280,250	575,584	$561,682
Guggenheim Strategy Fund III	9,236,660	–	–	–	(7,410)	9,229,250	370,504	368,250
Guggenheim Ultra Short Duration Fund — Institutional Class	27,646,283	–	–	–	137,818	27,784,101	2,756,359	902,136
	$51,191,973	$–	$–	$–	$101,628	$51,293,601		$1,832,068

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
MUTUAL FUNDS† - 6.1%
Guggenheim Strategy Fund II1	49,399	$1,225,598
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	878,660
Total Mutual Funds
(Cost $2,033,556)		2,104,258

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 19.3%
Federal Home Loan Bank
3.58% due 01/28/26[2]	$2,600,000	2,593,019
3.59% due 01/16/26[2]	2,275,000	2,271,597
3.59% due 01/23/26[2]	1,800,000	1,796,051
Total Federal Agency Discount Notes
(Cost $6,660,667)		6,660,667

U.S. TREASURY BILLS†† - 9.7%
U.S. Treasury Bills
3.51% due 03/19/26[2,3]	1,800,000	1,786,599
3.75% due 02/17/26[2]	1,400,000	1,393,679
3.50% due 01/22/26[2,4]	162,000	161,680
Total U.S. Treasury Bills
(Cost $3,341,157)		3,341,958

FEDERAL AGENCY NOTES†† - 1.1%
Federal Home Loan Bank
3.71% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	400,000	399,998
Total Federal Agency Notes
(Cost $400,000)		399,998

REPURCHASE AGREEMENTS††,5 - 60.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	10,475,478	10,475,478
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	10,475,478	10,475,478
Total Repurchase Agreements
(Cost $20,950,956)		20,950,956
Total Investments - 96.9%
(Cost $33,386,336)		$33,457,837
Other Assets & Liabilities, net - 3.1%		1,057,418
Total Net Assets - 100.0%		$34,515,255

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	5	Mar 2026	$2,545,500	$1,742

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	4.14% (Federal Funds Rate + 0.50%)	At Maturity	01/22/26	423	$10,684,885	$25,598
Goldman Sachs International	NASDAQ-100 Index	Receive	4.29% (Federal Funds Rate + 0.65%)	At Maturity	01/21/26	160	4,045,279	(23,021)
Barclays Bank plc	NASDAQ-100 Index	Receive	4.36% (SOFR + 0.65%)	At Maturity	01/22/26	681	17,205,902	(354,083)

							$31,936,066	$(351,506)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,104,258	$—	$—	$2,104,258
Federal Agency Discount Notes	—	6,660,667	—	6,660,667
U.S. Treasury Bills	—	3,341,958	—	3,341,958
Federal Agency Notes	—	399,998	—	399,998
Repurchase Agreements	—	20,950,956	—	20,950,956
Equity Futures Contracts**	1,742	—	—	1,742
Equity Index Swap Agreements**	—	25,598	—	25,598
Total Assets	$2,106,000	$31,379,177	$—	$33,485,177

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$377,104	$—	$377,104

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,228,068	$–	$–	$–	$(2,470)	$1,225,598	49,399	$48,206
Guggenheim Ultra Short Duration Fund — Institutional Class	874,301	–	–	–	4,359	878,660	87,169	28,530
	$2,102,369	$–	$–	$–	$1,889	$2,104,258		$76,736

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1%
Financial - 11.0%
UMB Financial Corp.	99	$11,389
CareTrust REIT, Inc.	308	11,137
Cadence Bank	256	10,967
American Healthcare REIT, Inc.	231	10,871
Old National Bancorp	479	10,686
Jackson Financial, Inc. — Class A	95	10,132
Essent Group Ltd.	130	8,451
Terreno Realty Corp. REIT	140	8,219
Piper Sandler Cos.	24	8,153
Essential Properties Realty Trust, Inc. REIT	272	8,067
Ryman Hospitality Properties, Inc. REIT	85	8,043
Valley National Bancorp	664	7,756
Glacier Bancorp, Inc.	176	7,753
Hancock Whitney Corp.	116	7,387
United Bankshares, Inc.	191	7,334
Home BancShares, Inc.	258	7,167
Kite Realty Group Trust REIT	298	7,143
Compass, Inc. — Class A*	671	7,092
Moelis & Co. — Class A	102	7,011
Selective Insurance Group, Inc.	83	6,945
Atlantic Union Bankshares Corp.	195	6,883
Ameris Bancorp	91	6,759
Radian Group, Inc.	186	6,694
Cipher Mining, Inc.*	444	6,553
Macerich Co. REIT	348	6,424
Axos Financial, Inc.*	74	6,376
StoneX Group, Inc.*	67	6,374
Sabra Health Care REIT, Inc.	325	6,155
Phillips Edison & Company, Inc. REIT	173	6,154
StepStone Group, Inc. — Class A	95	6,096
Riot Platforms, Inc.*	477	6,044
Hut 8 Corp.*	131	6,018
Lemonade, Inc.*	83	5,908
Associated Banc-Corp.	228	5,873
Independence Realty Trust, Inc. REIT	327	5,716
Core Scientific, Inc.*	387	5,635
Texas Capital Bancshares, Inc.*	62	5,613
CNO Financial Group, Inc.	132	5,606
Eastern Bankshares, Inc.	303	5,584
First Financial Bankshares, Inc.	184	5,496
PennyMac Financial Services, Inc.	40	5,274
HA Sustainable Infrastructure Capital, Inc.	167	5,249
United Community Banks, Inc.	168	5,245
Flagstar Bank North America	416	5,237
Enova International, Inc.*	33	5,188
PJT Partners, Inc. — Class A	31	5,183
Cushman & Wakefield Ltd.*	317	5,132
Upstart Holdings, Inc.*	117	5,116
Tanger, Inc. REIT	153	5,106
ServisFirst Bancshares, Inc.	71	5,097
Genworth Financial, Inc. — Class A*	556	5,021
International Bancshares Corp.	75	4,983
Independent Bank Corp.	68	4,969
National Health Investors, Inc. REIT	64	4,888
Palomar Holdings, Inc.*	36	4,851
Fulton Financial Corp.	250	4,832
Terawulf, Inc.*	415	4,768
Outfront Media, Inc. REIT	194	4,675
Bread Financial Holdings, Inc.	63	4,664
BankUnited, Inc.	103	4,591
MARA Holdings, Inc.*	509	4,571
Renasant Corp.	129	4,543
First BanCorp	218	4,519
Broadstone Net Lease, Inc. REIT	260	4,516
SL Green Realty Corp. REIT	98	4,495
BGC Group, Inc. — Class A	496	4,429
Cathay General Bancorp	91	4,403
NMI Holdings, Inc. — Class A*	107	4,365
COPT Defense Properties REIT	156	4,337
WesBanco, Inc.	130	4,321
First Interstate BancSystem, Inc. — Class A	124	4,290
WSFS Financial Corp.	77	4,253
PotlatchDeltic Corp. REIT	105	4,177
Blackstone Mortgage Trust, Inc. — Class A REIT	218	4,170
Community Financial System, Inc.	72	4,136
LXP Industrial Trust REIT	80	3,966
Bancorp, Inc.*	58	3,916
Victory Capital Holdings, Inc. — Class A	61	3,848
Cleanspark, Inc.*	380	3,846
Seacoast Banking Corporation of Florida	119	3,739
Acadia Realty Trust REIT	181	3,718
Simmons First National Corp. — Class A	197	3,713
Bank of Hawaii Corp.	54	3,692
Apple Hospitality REIT, Inc.	307	3,638
McGrath RentCorp	34	3,568
Provident Financial Services, Inc.	179	3,535
Newmark Group, Inc. — Class A	203	3,520
Artisan Partners Asset Management, Inc. — Class A	86	3,504
Mercury General Corp.	37	3,480
WaFd, Inc.	107	3,427
Urban Edge Properties REIT	177	3,397
Banc of California, Inc.	176	3,395
CVB Financial Corp.	179	3,329
TowneBank	99	3,304
First Financial Bancorp	130	3,253
Four Corners Property Trust, Inc. REIT	140	3,228
FB Financial Corp.	57	3,181
St. Joe Co.	53	3,147
Dave, Inc.*	14	3,100
Curbline Properties Corp. REIT	133	3,087
BancFirst Corp.	29	3,075
Customers Bancorp, Inc.*	42	3,071
SiriusPoint Ltd.*	140	3,065
Beacon Financial Corp.	116	3,059
Park National Corp.	20	3,044
InvenTrust Properties Corp. REIT	107	3,018

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Financial - 11.0% (continued)
Trustmark Corp.	77	$2,999
First Merchants Corp.	79	2,961
Banner Corp.	47	2,945
LendingClub Corp.*	155	2,936
NBT Bancorp, Inc.	70	2,906
Webull Corp.*	374	2,906
Marex Group plc	75	2,877
Bank of NT Butterfield & Son Ltd.	57	2,840
Dynex Capital, Inc. REIT	201	2,816
First Bancorp	55	2,793
Walker & Dunlop, Inc.	46	2,767
First Busey Corp.	116	2,760
ARMOUR Residential REIT, Inc.	155	2,742
Enterprise Financial Services Corp.	50	2,700
HCI Group, Inc.	14	2,684
Stewart Information Services Corp.	38	2,670
Horace Mann Educators Corp.	57	2,632
Skyward Specialty Insurance Group, Inc.*	50	2,556
DiamondRock Hospitality Co. REIT	282	2,527
OFG Bancorp	60	2,459
Douglas Emmett, Inc. REIT	222	2,440
Goosehead Insurance, Inc. — Class A	33	2,430
Northwest Bancshares, Inc.	202	2,424
Pagseguro Digital Ltd. — Class A	249	2,400
Burford Capital Ltd.	269	2,399
First Commonwealth Financial Corp.	142	2,394
Global Net Lease, Inc. REIT	278	2,391
Cohen & Steers, Inc.	38	2,386
Baldwin Insurance Group, Inc. — Class A*	99	2,379
Stock Yards Bancorp, Inc.	36	2,338
Farmer Mac — Class C	13	2,282
City Holding Co.	19	2,265
Sunstone Hotel Investors, Inc. REIT	249	2,226
Pathward Financial, Inc.	31	2,201
Nicolet Bankshares, Inc.	18	2,183
LTC Properties, Inc. REIT	62	2,132
Elme Communities REIT	120	2,088
Arbor Realty Trust, Inc. REIT	266	2,064
Alexander & Baldwin, Inc. REIT	100	2,064
Coastal Financial Corp.*	18	2,063
S&T Bancorp, Inc.	52	2,046
Anywhere Real Estate, Inc.*	144	2,039
WisdomTree, Inc.	167	2,036
NETSTREIT Corp.	115	2,029
Hilltop Holdings, Inc.	59	2,002
German American Bancorp, Inc.	51	1,998
Getty Realty Corp. REIT	73	1,998
Nelnet, Inc. — Class A	15	1,994
Stellar Bancorp, Inc.	64	1,980
National Bank Holdings Corp. — Class A	52	1,977
TriCo Bancshares	41	1,942
Triumph Financial, Inc.*	31	1,942
Lakeland Financial Corp.	34	1,940
QCR Holdings, Inc.	23	1,916
Trupanion, Inc.*	51	1,906
Apollo Commercial Real Estate Finance, Inc. REIT	194	1,878
Xenia Hotels & Resorts, Inc. REIT	130	1,838
Pebblebrook Hotel Trust REIT	161	1,822
Innovative Industrial Properties, Inc. REIT	38	1,800
Hope Bancorp, Inc.	164	1,797
Sila Realty Trust, Inc. REIT	76	1,772
Ellington Financial, Inc. REIT	130	1,765
UMH Properties, Inc. REIT	110	1,750
Acadian Asset Management, Inc.	37	1,739
Live Oak Bancshares, Inc.	50	1,717
Ladder Capital Corp. — Class A REIT	156	1,714
ConnectOne Bancorp, Inc.	65	1,704
Hamilton Insurance Group Ltd. — Class B*	61	1,702
ProAssurance Corp.*	70	1,691
Encore Capital Group, Inc.*	31	1,685
Dime Community Bancshares, Inc.	55	1,655
Kennedy-Wilson Holdings, Inc.	168	1,624
Westamerica BanCorp	33	1,578
F&G Annuities & Life, Inc.	51	1,573
1st Source Corp.	25	1,562
Safety Insurance Group, Inc.	20	1,558
Enact Holdings, Inc.	39	1,546
Origin Bancorp, Inc.	41	1,542
Centerspace REIT	23	1,535
Veris Residential, Inc. REIT	103	1,533
Two Harbors Investment Corp. REIT	145	1,522
PennyMac Mortgage Investment Trust REIT	121	1,519
Orchid Island Capital, Inc. REIT	210	1,512
Preferred Bank/Los Angeles CA	16	1,511
Fidelis Insurance Holdings Ltd.	77	1,507
Perella Weinberg Partners	86	1,488
Diversified Healthcare Trust REIT	306	1,484
Peoples Bancorp, Inc.	49	1,471
Virtus Investment Partners, Inc.	9	1,468
Bank First Corp.	12	1,462
Piedmont Realty Trust, Inc. — Class A REIT*	173	1,443
Miami International Holdings, Inc.*	32	1,420
Bitdeer Technologies Group — Class A*	125	1,401
RLJ Lodging Trust REIT	188	1,401
JBG SMITH Properties REIT	82	1,395
Chimera Investment Corp. REIT	112	1,392
OceanFirst Financial Corp.	77	1,382
American Assets Trust, Inc. REIT	73	1,382
Employers Holdings, Inc.	31	1,338
Patria Investments Ltd. — Class A	84	1,335
MFA Financial, Inc. REIT	143	1,331
Univest Financial Corp.	40	1,310
Tompkins Financial Corp.	18	1,305
Plymouth Industrial REIT, Inc.	58	1,269

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Financial - 11.0% (continued)
Empire State Realty Trust, Inc. — Class A REIT	192	$1,252
Community Trust Bancorp, Inc.	22	1,243
Resolute Holdings Management, Inc.*	6	1,239
Smartstop Self Storage REIT, Inc.	40	1,238
Merchants Bancorp	36	1,226
Universal Insurance Holdings, Inc.	36	1,217
Southside Bancshares, Inc.	40	1,216
Navient Corp.	93	1,209
Old Second Bancorp, Inc.	61	1,189
Easterly Government Properties, Inc. REIT	56	1,187
Burke & Herbert Financial Services Corp.	19	1,184
Capitol Federal Financial, Inc.	171	1,164
Franklin BSP Realty Trust, Inc. REIT	115	1,153
Central Pacific Financial Corp.	37	1,153
Brookfield Business Corp. — Class A	32	1,148
Hanmi Financial Corp.	42	1,135
Heritage Financial Corp.	48	1,135
First Mid Bancshares, Inc.	29	1,131
Byline Bancorp, Inc.	38	1,108
Apartment Investment and Management Co. — Class A REIT	185	1,099
NB Bancorp, Inc.	55	1,090
Root, Inc. — Class A*	15	1,083
Safehold, Inc. REIT	79	1,081
TrustCo Bank Corporation NY	26	1,075
Mercantile Bank Corp.	22	1,058
United Fire Group, Inc.	29	1,054
Business First Bancshares, Inc.	40	1,046
Northeast Bank	10	1,039
AMERISAFE, Inc.	27	1,037
Horizon Bancorp, Inc.	61	1,035
Cannae Holdings, Inc.	65	1,022
Esquire Financial Holdings, Inc.	10	1,021
CNB Financial Corp.	39	1,021
Amerant Bancorp, Inc.	52	1,014
BrightSpire Capital, Inc. REIT	181	1,014
Heritage Commerce Corp.	84	1,009
Camden National Corp.	23	998
eXp World Holdings, Inc.	110	995
Amalgamated Financial Corp.	31	993
Metropolitan Bank Holding Corp.	13	993
PRA Group, Inc.*	55	973
First Financial Corp.	16	967
Mechanics Bancorp — Class A	66	966
NexPoint Residential Trust, Inc. REIT	32	963
CBL & Associates Properties, Inc. REIT	26	962
Redwood Trust, Inc. REIT	173	957
HomeTrust Bancshares, Inc.	22	945
Marcus & Millichap, Inc.	34	928
Orrstown Financial Services, Inc.	26	921
Independent Bank Corp.	28	911
Heritage Insurance Holdings, Inc.*	31	907
Equity Bancshares, Inc. — Class A	20	893
MidWestOne Financial Group, Inc.	23	885
Whitestone REIT — Class B	63	875
Financial Institutions, Inc.	28	873
Adamas Trust, Inc. REIT	119	869
Mid Penn Bancorp, Inc.	28	869
LendingTree, Inc.*	16	849
Bit Digital, Inc.*	443	837
Eagle Bancorp, Inc.	39	835
Republic Bancorp, Inc. — Class A	12	828
TPG RE Finance Trust, Inc. REIT	94	809
Capital City Bank Group, Inc.	19	809
Hudson Pacific Properties, Inc. REIT*	74	801
Northrim BanCorp, Inc.	30	798
Washington Trust Bancorp, Inc.	27	798
CTO Realty Growth, Inc. REIT	43	792
Five Star Bancorp	22	787
NerdWallet, Inc. — Class A*	58	786
Invesco Mortgage Capital, Inc. REIT	93	782
Aspen Insurance Holdings Ltd. — Class A*	21	779
Southern Missouri Bancorp, Inc.	13	768
Shore Bancshares, Inc.	43	760
Hippo Holdings, Inc.*	25	752
Peakstone Realty Trust REIT	52	746
P10, Inc. — Class A	76	745
First Community Bankshares, Inc.	22	742
Armada Hoffler Properties, Inc. REIT	112	741
SmartFinancial, Inc.	20	740
Great Southern Bancorp, Inc.	12	739
Arrow Financial Corp.	23	722
Slide Insurance Holdings, Inc.*	37	721
Alerus Financial Corp.	32	721
Metrocity Bankshares, Inc.	27	717
Summit Hotel Properties, Inc. REIT	146	711
Universal Health Realty Income Trust REIT	18	706
GCM Grosvenor, Inc. — Class A	62	702
Brandywine Realty Trust REIT	240	701
South Plains Financial, Inc.	18	698
Third Coast Bancshares, Inc.*	18	684
Gladstone Commercial Corp. REIT	64	683
Flushing Financial Corp.	45	683
Farmers National Banc Corp.	51	679
Firstsun Capital Bancorp*	18	677
ACNB Corp.	14	677
KKR Real Estate Finance Trust, Inc. REIT	80	658
Alexander’s, Inc. REIT	3	654
Bar Harbor Bankshares	21	652
Peoples Financial Services Corp.	13	633
FTAI Infrastructure, Inc.	137	632

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Financial - 11.0% (continued)
Carter Bankshares, Inc.*	32	$629
Bowhead Specialty Holdings, Inc.*	22	628
Community Healthcare Trust, Inc. REIT	38	624
Forge Global Holdings, Inc.*	14	624
Midland States Bancorp, Inc.	29	614
Peapack-Gladstone Financial Corp.	22	613
Global Medical REIT, Inc.	18	607
Tiptree, Inc. — Class A	33	603
International Money Express, Inc.*	39	599
California BanCorp	32	597
First Business Financial Services, Inc.	11	597
Kearny Financial Corp.	80	593
Columbia Financial, Inc.*	38	591
ChoiceOne Financial Services, Inc.	20	590
Northfield Bancorp, Inc.	51	583
Home Bancorp, Inc.	10	578
Hingham Institution For Savings	2	568
Southern First Bancshares, Inc.*	11	567
World Acceptance Corp.*	4	562
Sierra Bancorp	17	556
First Foundation, Inc.*	89	548
Bank of Marin Bancorp	21	546
Real Brokerage, Inc.*	149	544
NET Lease Office Properties REIT	21	542
Community West Bancshares	24	540
Greenlight Capital Re Ltd. — Class A*	37	540
Saul Centers, Inc. REIT	17	536
One Liberty Properties, Inc. REIT	26	528
Unity Bancorp, Inc.	10	517
Farmland Partners, Inc. REIT	53	514
Diamond Hill Investment Group, Inc.	3	508
Bridgewater Bancshares, Inc.*	29	508
Regional Management Corp.	13	504
Postal Realty Trust, Inc. — Class A REIT	31	500
Red River Bancshares, Inc.	7	500
Investors Title Co.	2	499
RBB Bancorp	24	495
First Bank/Hamilton NJ	30	494
Abacus Global Management, Inc.	56	479
Northpointe Bancshares, Inc.	28	470
Atlanticus Holdings Corp.*	7	469
Octave Specialty Group, Inc.*	60	467
Civista Bancshares, Inc.	21	467
West BanCorp, Inc.	21	466
Donegal Group, Inc. — Class A	23	460
MBIA, Inc.*	64	458
Bankwell Financial Group, Inc.	10	458
Ponce Financial Group, Inc.*	28	458
Compass Diversified Holdings	94	451
Capital Bancorp, Inc.	16	451
SITE Centers Corp. REIT	70	449
Farmers & Merchants Bancorp Incorporated/Archbold OH	18	445
Chatham Lodging Trust REIT	65	443
Ready Capital Corp. REIT	203	443
BayCom Corp.	15	441
GBank Financial Holdings, Inc.*	13	441
Gladstone Land Corp. REIT	48	439
American Coastal Insurance Corp.	34	429
Colony Bankcorp, Inc.	24	428
Citizens & Northern Corp.	21	424
Primis Financial Corp.	30	417
Industrial Logistics Properties Trust REIT	75	415
HBT Financial, Inc.	16	414
MVB Financial Corp.	16	413
Onity Group, Inc.*	9	412
First Bancorp, Inc.	15	397
Service Properties Trust REIT	215	396
Claros Mortgage Trust, Inc. REIT*	128	392
City Office REIT, Inc.	55	384
Northeast Community Bancorp, Inc.	17	384
Blue Ridge Bankshares, Inc.	89	380
Orange County Bancorp, Inc.	13	371
FS Bancorp, Inc.	9	370
FrontView REIT, Inc.	25	369
FRP Holdings, Inc.*	16	365
Waterstone Financial, Inc.	22	364
John Marshall Bancorp, Inc.	18	360
Timberland Bancorp, Inc.	10	358
OppFi, Inc.	34	356
Ares Commercial Real Estate Corp. REIT	74	354
NewtekOne, Inc.	31	352
Parke Bancorp, Inc.	14	351
Investar Holding Corp.	13	347
Middlefield Banc Corp.	10	345
Citizens Financial Services, Inc.	6	342
Norwood Financial Corp.	12	337
Kingsway Financial Services, Inc.*	25	336
Blue Foundry Bancorp*	27	336
Chemung Financial Corp.	6	335
TPG Mortgage Investment Trust, Inc. REIT	39	332
James River Group Holdings, Inc.	52	331
Western New England Bancorp, Inc.	26	328
RMR Group, Inc. — Class A	22	328
PCB Bancorp	15	325
First Western Financial, Inc.*	12	322
FB Bancorp, Inc.*	25	321
Plumas Bancorp	7	313
LCNB Corp.	19	311
FVCBankcorp, Inc.	22	306
Fidelity D&D Bancorp, Inc.	7	305
Citizens, Inc.*	63	304
National Bankshares, Inc.	9	302
Franklin Financial Services Corp.	6	301
Alpine Income Property Trust, Inc. REIT	18	301
Oak Valley Bancorp	10	301

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Financial - 11.0% (continued)
First United Corp.	8	$300
First Community Corp.	10	296
First Capital, Inc.	5	296
Chicago Atlantic Real Estate Finance, Inc. REIT	24	294
C&F Financial Corp.	4	290
Hawthorn Bancshares, Inc.	8	279
Virginia National Bankshares Corp.	7	279
AlTi Global, Inc.*	60	278
First National Corp.	11	278
Ames National Corp.	12	276
Velocity Financial, Inc.*	13	270
Selectquote, Inc.*	191	269
Kingstone Companies, Inc.	16	269
Sky Harbour Group Corp.*	30	269
Crawford & Co. — Class A	23	259
First Savings Financial Group, Inc.	8	255
Oportun Financial Corp.*	47	249
LINKBANCORP, Inc.	30	248
Paysign, Inc.*	48	247
Bank7 Corp.	6	246
Jefferson Capital, Inc.	11	246
CB Financial Services, Inc.	7	244
Princeton Bancorp, Inc.	7	243
Douglas Elliman, Inc.*	102	242
OP Bancorp	17	240
Eagle Financial Services, Inc.	6	239
Braemar Hotels & Resorts, Inc. REIT	83	238
Medallion Financial Corp.	23	237
loanDepot, Inc. — Class A*	114	236
Legacy Housing Corp.*	12	234
Finwise Bancorp*	13	233
Citizens Community Bancorp, Inc.	13	232
First Internet Bancorp	11	230
American Integrity Insurance Group, Inc.*	11	229
Meridian Corp.	13	229
Better Home & Finance Holding Co.*	7	228
Greene County Bancorp, Inc.	10	222
Commercial Bancgroup, Inc.*	9	221
BRT Apartments Corp. REIT	15	220
BV Financial, Inc.*	12	218
Stratus Properties, Inc.*	9	218
Peoples Bancorp of North Carolina, Inc.	6	217
Pioneer Bancorp, Inc.*	16	216
MainStreet Bancshares, Inc.	10	204
Ohio Valley Banc Corp.	5	200
Eagle Bancorp Montana, Inc.	10	199
Security National Financial Corp. — Class A*	22	198
Seaport Entertainment Group, Inc.*	10	198
RE/MAX Holdings, Inc. — Class A*	26	197
ACRES Commercial Realty Corp. REIT*	9	192
BankFinancial Corp.	16	192
United Security Bancshares	19	191
ECB Bancorp, Inc.*	11	191
Ategrity Specialty Holdings LLC*	9	189
Modiv Industrial, Inc. REIT	13	187
eHealth, Inc.*	40	184
NexPoint Diversified Real Estate Trust REIT	48	184
Richmond Mutual BanCorp, Inc.	13	183
SB Financial Group, Inc.	8	178
Seven Hills Realty Trust REIT	20	178
BCB Bancorp, Inc.	22	178
Finward Bancorp	5	176
Transcontinental Realty Investors, Inc.*	3	176
SR Bancorp, Inc.	11	173
Westwood Holdings Group, Inc.	10	172
Maui Land & Pineapple Company, Inc.*	10	169
Silvercrest Asset Management Group, Inc. — Class A	11	167
Hanover Bancorp, Inc.	7	162
Landmark Bancorp Incorporated/Manhattan KS	6	157
Nexpoint Real Estate Finance, Inc. REIT	11	155
Rithm Property Trust, Inc. REIT	9	152
Angel Oak Mortgage REIT, Inc.	17	146
Riverview Bancorp, Inc.	29	146
Finance of America Companies, Inc. — Class A*	6	145
NI Holdings, Inc.*	10	133
Sunrise Realty Trust, Inc. REIT	14	132
Strawberry Fields REIT, Inc.	10	131
Sound Financial Bancorp, Inc.	3	131
CF Bankshares, Inc.	5	125
Consumer Portfolio Services, Inc.*	13	121
Union Bankshares, Inc.	5	119
Patriot National Bancorp, Inc.*	62	113
Chain Bridge Bancorp, Inc. — Class A*	3	104
Franklin Street Properties Corp. REIT	107	101
Lument Finance Trust, Inc. REIT	64	90
Advanced Flower Capital, Inc. REIT	26	74
Clipper Realty, Inc. REIT	19	73
Rhinebeck Bancorp, Inc.*	6	72
Bakkt Holdings, Inc.*	7	70
Siebert Financial Corp.*	20	70
SWK Holdings Corp.	4	69
Mobile Infrastructure Corp.*	20	51
Vroom, Inc.*	2	40
American Realty Investors, Inc.*	2	32
Kestrel Group Ltd.*	2	21
GoHealth, Inc. — Class A*	7	15
Logistic Properties of The Americas*	4	11
Total Financial		928,902
Consumer, Non-cyclical - 11.0%
Guardant Health, Inc.*	166	16,955
Bridgebio Pharma, Inc.*	217	16,598
Madrigal Pharmaceuticals, Inc.*	25	14,558
Ensign Group, Inc.	77	13,413

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Consumer, Non-cyclical - 11.0% (continued)
Arrowhead Pharmaceuticals, Inc.*	182	$12,083
Avidity Biosciences, Inc.*	158	11,397
HealthEquity, Inc.*	117	10,718
Cytokinetics, Inc.*	164	10,421
Axsome Therapeutics, Inc.*	56	10,228
Praxis Precision Medicines, Inc.*	31	9,137
Glaukos Corp.*	76	8,581
Krystal Biotech, Inc.*	34	8,382
PTC Therapeutics, Inc.*	106	8,052
iRhythm Technologies, Inc.*	44	7,807
Rhythm Pharmaceuticals, Inc.*	72	7,707
Vaxcyte, Inc.*	157	7,244
Merit Medical Systems, Inc.*	80	7,051
Protagonist Therapeutics, Inc.*	80	6,987
Option Care Health, Inc.*	219	6,977
Nuvalent, Inc. — Class A*	68	6,840
Brink’s Co.	58	6,770
Cogent Biosciences, Inc.*	190	6,749
Herc Holdings, Inc.	45	6,677
RadNet, Inc.*	93	6,636
CRISPR Therapeutics AG*	119	6,240
Alkermes plc*	222	6,212
Lantheus Holdings, Inc.*	92	6,123
Kymera Therapeutics, Inc.*	77	5,991
Cidara Therapeutics, Inc.*	27	5,964
Indivior plc*	166	5,956
TG Therapeutics, Inc.*	199	5,932
Laureate Education, Inc. — Class A*	174	5,859
Amicus Therapeutics, Inc.*	408	5,810
ADMA Biologics, Inc.*	317	5,782
Crinetics Pharmaceuticals, Inc.*	124	5,772
TransMedics Group, Inc.*	46	5,596
BrightSpring Health Services, Inc.*	149	5,580
Haemonetics Corp.*	66	5,290
Ligand Pharmaceuticals, Inc. — Class B*	27	5,105
StoneCo Ltd. — Class A*	344	5,088
Adtalem Global Education, Inc.*	49	5,070
Scholar Rock Holding Corp.*	113	4,978
Verra Mobility Corp.*	219	4,908
Cal-Maine Foods, Inc.	61	4,854
Korn Ferry	72	4,753
Terns Pharmaceuticals, Inc.*	117	4,727
ICU Medical, Inc.*	33	4,708
Xenon Pharmaceuticals, Inc.*	104	4,661
LivaNova plc*	75	4,615
ACADIA Pharmaceuticals, Inc.*	170	4,541
Veracyte, Inc.*	107	4,505
Marzetti Co.	27	4,439
Mirum Pharmaceuticals, Inc.*	56	4,423
Tarsus Pharmaceuticals, Inc.*	54	4,422
Graham Holdings Co. — Class B	4	4,394
Celcuity, Inc.*	44	4,389
Arcutis Biotherapeutics, Inc.*	150	4,356
Travere Therapeutics, Inc.*	113	4,318
Prestige Consumer Healthcare, Inc.*	68	4,195
GRAIL, Inc.*	48	4,108
Apogee Therapeutics, Inc.*	53	4,000
Huron Consulting Group, Inc.*	23	3,977
Oscar Health, Inc. — Class A*	270	3,880
Vera Therapeutics, Inc.*	76	3,849
Ideaya Biosciences, Inc.*	110	3,803
Privia Health Group, Inc.*	159	3,770
Stride, Inc.*	58	3,766
WD-40 Co.	19	3,741
Catalyst Pharmaceuticals, Inc.*	158	3,688
Integer Holdings Corp.*	47	3,686
Supernus Pharmaceuticals, Inc.*	74	3,678
Beam Therapeutics, Inc.*	131	3,631
ABM Industries, Inc.	83	3,511
Vita Coco Company, Inc.*	65	3,446
Brookdale Senior Living, Inc. — Class A*	319	3,442
CBIZ, Inc.*	68	3,431
Viridian Therapeutics, Inc.*	109	3,392
Alphatec Holdings, Inc.*	161	3,387
GeneDx Holdings Corp.*	26	3,382
Dyne Therapeutics, Inc.*	172	3,364
Alarm.com Holdings, Inc.*	65	3,316
Adaptive Biotechnologies Corp.*	204	3,313
Remitly Global, Inc.*	232	3,202
CG oncology, Inc.*	76	3,155
Concentra Group Holdings Parent, Inc.	160	3,149
Chefs’ Warehouse, Inc.*	50	3,116
Spyre Therapeutics, Inc.*	94	3,079
Arcellx, Inc.*	47	3,064
Liquidia Corp.*	88	3,035
Denali Therapeutics, Inc.*	181	2,988
GEO Group, Inc.*	185	2,982
Soleno Therapeutics, Inc.*	64	2,963
Nuvation Bio, Inc.*	330	2,957
Ocular Therapeutix, Inc.*	242	2,938
Omnicell, Inc.*	63	2,854
CoreCivic, Inc.*	145	2,771
United Natural Foods, Inc.*	82	2,761
TIC Solutions, Inc.*	273	2,760
Immunome, Inc.*	128	2,749
CorVel Corp.*	40	2,707
Addus HomeCare Corp.*	25	2,685
QuidelOrtho Corp.*	94	2,685
WaVe Life Sciences Ltd.*	157	2,669
Progyny, Inc.*	103	2,645
Amneal Pharmaceuticals, Inc.*	209	2,633
Twist Bioscience Corp.*	83	2,633
Avadel Pharmaceuticals plc*	122	2,629
EVERTEC, Inc.	90	2,618
AtriCure, Inc.*	66	2,611
Turning Point Brands, Inc.	24	2,601
Nurix Therapeutics, Inc.*	137	2,599
Aurinia Pharmaceuticals, Inc.*	162	2,584
Arcus Biosciences, Inc.*	108	2,574
Pediatrix Medical Group, Inc.*	120	2,567
Strategic Education, Inc.	32	2,566
Simply Good Foods Co.*	127	2,550
Disc Medicine, Inc.*	32	2,541
Perdoceo Education Corp.	86	2,522
Vericel Corp.*	69	2,485
Artivion, Inc.*	54	2,463
Syndax Pharmaceuticals, Inc.*	117	2,458
Celldex Therapeutics, Inc.*	90	2,444
Immunovant, Inc.*	96	2,440
TriNet Group, Inc.	41	2,424

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Consumer, Non-cyclical - 11.0% (continued)
10X Genomics, Inc. — Class A*	147	$2,398
Andersons, Inc.	45	2,393
MannKind Corp.*	421	2,387
Marqeta, Inc. — Class A*	500	2,375
LeMaitre Vascular, Inc.	29	2,352
Edgewise Therapeutics, Inc.*	94	2,333
National Healthcare Corp.	17	2,331
PROCEPT BioRobotics Corp.*	74	2,328
Mineralys Therapeutics, Inc.*	64	2,323
Flywire Corp.*	163	2,308
PACS Group, Inc.*	60	2,303
BioCryst Pharmaceuticals, Inc.*	291	2,270
Harmony Biosciences Holdings, Inc.*	60	2,245
UFP Technologies, Inc.*	10	2,220
Legence Corp. — Class A*	51	2,195
Fortrea Holdings, Inc.*	127	2,191
Select Medical Holdings Corp.	147	2,183
Payoneer Global, Inc.*	388	2,181
Harrow, Inc.*	44	2,156
ICF International, Inc.	25	2,133
NeoGenomics, Inc.*	181	2,129
Neogen Corp.*	304	2,125
Dynavax Technologies Corp.*	138	2,122
Inter Parfums, Inc.	25	2,121
Agios Pharmaceuticals, Inc.*	77	2,096
Recursion Pharmaceuticals, Inc. — Class A*	510	2,086
Enovis Corp.*	78	2,078
Tandem Diabetes Care, Inc.*	94	2,066
Axogen, Inc.*	62	2,029
Olema Pharmaceuticals, Inc.*	81	2,025
Collegium Pharmaceutical, Inc.*	43	1,991
ANI Pharmaceuticals, Inc.*	25	1,973
Willdan Group, Inc.*	19	1,970
Arlo Technologies, Inc.*	138	1,931
Ardelyx, Inc.*	328	1,912
J & J Snack Foods Corp.	21	1,898
Insperity, Inc.	49	1,897
Azenta, Inc.*	57	1,896
Spectrum Brands Holdings, Inc.	32	1,891
EyePoint, Inc.*	103	1,882
Stoke Therapeutics, Inc.*	58	1,841
Healthcare Services Group, Inc.*	96	1,836
Herbalife Ltd.*	142	1,830
Novocure Ltd.*	141	1,823
Zymeworks, Inc.*	69	1,817
CRA International, Inc.	9	1,806
CONMED Corp.	44	1,786
Innoviva, Inc.*	88	1,759
Universal Corp.	33	1,741
Mind Medicine MindMed, Inc.*	129	1,727
John Wiley & Sons, Inc. — Class A	56	1,715
Teladoc Health, Inc.*	245	1,715
Dole plc	113	1,694
Xeris Biopharma Holdings, Inc.*	210	1,649
Universal Technical Institute, Inc.*	63	1,646
US Physical Therapy, Inc.	21	1,640
Surgery Partners, Inc.*	106	1,638
Taysha Gene Therapies, Inc.*	296	1,628
TreeHouse Foods, Inc.*	69	1,628
Beta Bionics, Inc.*	53	1,615
First Advantage Corp.*	111	1,613
Oruka Therapeutics, Inc.*	53	1,606
LifeStance Health Group, Inc.*	228	1,605
Fresh Del Monte Produce, Inc.	45	1,603
Cimpress plc*	24	1,598
PROG Holdings, Inc.	54	1,592
Pacira BioSciences, Inc.*	61	1,579
STAAR Surgical Co.*	68	1,570
Vital Farms, Inc.*	49	1,565
Capricor Therapeutics, Inc.*	54	1,558
Relay Therapeutics, Inc.*	184	1,557
Trevi Therapeutics, Inc.*	124	1,552
Legalzoom.com, Inc.*	156	1,549
CompoSecure, Inc. — Class A*	79	1,523
Castle Biosciences, Inc.*	39	1,517
Xencor, Inc.*	99	1,516
Amylyx Pharmaceuticals, Inc.*	121	1,462
Biohaven Ltd.*	127	1,434
Coursera, Inc.*	194	1,428
Astrana Health, Inc.*	57	1,414
Novavax, Inc.*	208	1,398
Deluxe Corp.	62	1,385
Ingles Markets, Inc. — Class A	20	1,371
Dianthus Therapeutics, Inc.*	33	1,360
Omeros Corp.*	79	1,357
Amphastar Pharmaceuticals, Inc.*	50	1,339
CareDx, Inc.*	71	1,338
Grocery Outlet Holding Corp.*	132	1,333
Sezzle, Inc.*	21	1,333
Clover Health Investments Corp.*	562	1,321
Upbound Group, Inc.	74	1,299
NPK International, Inc.*	109	1,299
Pennant Group, Inc.*	46	1,295
AdaptHealth Corp.*	130	1,295
Kodiak Sciences, Inc.*	46	1,286
Tango Therapeutics, Inc.*	145	1,285
BioLife Solutions, Inc.*	53	1,282
Barrett Business Services, Inc.	35	1,267
BrightView Holdings, Inc.*	100	1,267
Upstream Bio, Inc.*	46	1,249
Driven Brands Holdings, Inc.*	84	1,245
Intellia Therapeutics, Inc.*	138	1,241
MBX Biosciences, Inc.*	39	1,230
UroGen Pharma Ltd.*	52	1,218
Weis Markets, Inc.	19	1,218
AnaptysBio, Inc.*	25	1,212
Rapport Therapeutics, Inc.*	39	1,183
Alight, Inc. — Class A	600	1,170
Savara, Inc.*	194	1,170
Integra LifeSciences Holdings Corp.*	94	1,168
Kura Oncology, Inc.*	111	1,153
MiMedx Group, Inc.*	166	1,124
Maze Therapeutics, Inc.*	27	1,119
Matthews International Corp. — Class A	42	1,097
Arvinas, Inc.*	92	1,091
National Beverage Corp.*	34	1,084
Phibro Animal Health Corp. — Class A	29	1,083
Edgewell Personal Care Co.	63	1,074
Vestis Corp.*	161	1,074

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Consumer, Non-cyclical - 11.0% (continued)
Rigel Pharmaceuticals, Inc.*	25	$1,071
iRadimed Corp.	11	1,070
Utz Brands, Inc.	102	1,059
CorMedix, Inc.*	90	1,047
Palvella Therapeutics, Inc.*	10	1,047
SI-BONE, Inc.*	53	1,045
Esperion Therapeutics, Inc.*	278	1,029
Arbutus Biopharma Corp.*	212	1,020
Monte Rosa Therapeutics, Inc.*	65	1,019
Butterfly Network, Inc.*	268	1,018
Lincoln Educational Services Corp.*	42	1,014
Geron Corp.*	760	1,003
Theravance Biopharma, Inc.*	53	992
Quanex Building Products Corp.	64	984
Iovance Biotherapeutics, Inc.*	360	983
Embecta Corp.	82	974
Jade Biosciences, Inc.	63	972
Compass Therapeutics, Inc.*	179	961
Green Dot Corp. — Class A*	75	961
REGENXBIO, Inc.*	66	950
Inhibrx Biosciences, Inc.*	12	948
Day One Biopharmaceuticals, Inc.*	101	941
Emergent BioSolutions, Inc.*	76	939
Tootsie Roll Industries, Inc.	25	916
American Public Education, Inc.*	24	907
Sionna Therapeutics, Inc.*	22	905
Erasca, Inc.*	242	900
ARS Pharmaceuticals, Inc.*	77	897
Phathom Pharmaceuticals, Inc.*	54	896
Replimune Group, Inc.*	92	894
Tyra Biosciences, Inc.*	34	894
Precigen, Inc.*	209	874
Tactile Systems Technology, Inc.*	30	870
KalVista Pharmaceuticals, Inc.*	53	856
Lexeo Therapeutics, Inc.*	86	854
AMN Healthcare Services, Inc.*	54	851
Carriage Services, Inc. — Class A	20	846
Hertz Global Holdings, Inc.*	164	843
Monro, Inc.	42	842
Septerna, Inc.*	30	836
Zenas Biopharma, Inc.*	23	835
Cytek Biosciences, Inc.*	165	833
Enliven Therapeutics, Inc.*	54	832
Gossamer Bio, Inc.*	265	821
Orthofix Medical, Inc.*	54	819
Keros Therapeutics, Inc.*	40	814
Guardian Pharmacy Services, Inc. — Class A*	27	812
Udemy, Inc.*	136	796
Myriad Genetics, Inc.*	128	787
Aquestive Therapeutics, Inc.*	121	782
John B Sanfilippo & Son, Inc.	11	777
Aveanna Healthcare Holdings, Inc.*	95	776
Kforce, Inc.	25	773
Mister Car Wash, Inc.*	139	773
Ceribell, Inc.*	35	768
Fulgent Genetics, Inc.*	29	762
Sana Biotechnology, Inc.*	187	761
Janux Therapeutics, Inc.*	55	759
Vir Biotechnology, Inc.*	125	754
Ironwood Pharmaceuticals, Inc. — Class A*	223	752
Cullinan Therapeutics, Inc.*	72	745
Transcat, Inc.*	13	738
Bicara Therapeutics, Inc.*	43	724
Pacific Biosciences of California, Inc.*	384	718
Kestra Medical Technologies Ltd.*	27	716
Avanos Medical, Inc.*	63	708
AngioDynamics, Inc.*	55	706
Cass Information Systems, Inc.	17	706
Vanda Pharmaceuticals, Inc.*	78	688
Hackett Group, Inc.	35	687
Mission Produce, Inc.*	59	684
Zevra Therapeutics, Inc.*	76	681
Helen of Troy Ltd.*	32	680
Fulcrum Therapeutics, Inc.*	60	679
Varex Imaging Corp.*	58	676
Annexon, Inc.*	134	673
Astria Therapeutics, Inc.*	51	668
Seneca Foods Corp. — Class A*	6	664
Alumis, Inc.*	68	664
ORIC Pharmaceuticals, Inc.*	81	663
Mama’s Creations, Inc.*	48	648
Enhabit, Inc.*	70	645
ArriVent Biopharma, Inc.*	32	644
OPKO Health, Inc.*	508	640
ImmunityBio, Inc.*	320	634
Ennis, Inc.	35	630
Eton Pharmaceuticals, Inc.*	36	609
LB Pharmaceuticals, Inc.*	26	579
Corvus Pharmaceuticals, Inc.*	74	570
Community Health Systems, Inc.*	182	568
Akebia Therapeutics, Inc.*	348	560
Personalis, Inc.*	70	557
Absci Corp.*	153	534
Cerus Corp.*	257	529
NeuroPace, Inc.*	34	525
Calavo Growers, Inc.	24	522
Prothena Corporation plc*	54	516
SunOpta, Inc.*	134	509
ClearPoint Neuro, Inc.*	37	506
SELLAS Life Sciences Group, Inc.*	133	501
RxSight, Inc.*	48	500
Evolus, Inc.*	75	499
Organogenesis Holdings, Inc.*	96	497
Verastem, Inc.*	64	494
Maravai LifeSciences Holdings, Inc. — Class A*	152	494
Custom Truck One Source, Inc.*	85	490
MGP Ingredients, Inc.	20	486
Bioventus, Inc. — Class A*	65	484
Tejon Ranch Co.*	30	473
Prime Medicine, Inc.*	136	472
Bright Minds Biosciences, Inc.*	6	468
B&G Foods, Inc.	108	464
Niagen Bioscience, Inc.*	73	464
Solid Biosciences, Inc.*	82	462
MeiraGTx Holdings plc*	58	461

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Consumer, Non-cyclical - 11.0% (continued)
Village Super Market, Inc. — Class A	13	$460
ACCO Brands Corp.	123	459
Ginkgo Bioworks Holdings, Inc.*	55	457
Nature’s Sunshine Products, Inc.*	21	453
Natural Grocers by Vitamin Cottage, Inc.	18	451
Enanta Pharmaceuticals, Inc.*	28	442
BioAge Labs, Inc.*	33	437
Strata Critical Medical, Inc.*	90	433
Cadiz, Inc.*	77	432
Beyond Meat, Inc.*	524	430
OrthoPediatrics Corp.*	24	426
Delcath Systems, Inc.*	42	424
4D Molecular Therapeutics, Inc.*	56	420
Anavex Life Sciences Corp.*	117	416
Rocket Pharmaceuticals, Inc.*	118	414
MapLight Therapeutics, Inc.*	23	404
Entrada Therapeutics, Inc.*	39	401
Aldeyra Therapeutics, Inc.*	76	394
Altimmune, Inc.*	109	393
Monopar Therapeutics, Inc.*	6	392
Atea Pharmaceuticals, Inc.*	108	386
Distribution Solutions Group, Inc.*	14	384
Kelly Services, Inc. — Class A	43	378
Nathan’s Famous, Inc.	4	374
Paysafe Ltd.*	46	372
Aclaris Therapeutics, Inc.*	121	364
Viemed Healthcare, Inc.*	49	364
Target Hospitality Corp.*	45	360
ADC Therapeutics S.A.*	102	360
Puma Biotechnology, Inc.*	60	357
Cross Country Healthcare, Inc.*	44	356
SIGA Technologies, Inc.	58	354
LENZ Therapeutics, Inc.*	22	352
KORU Medical Systems, Inc.*	60	349
XOMA Royalty Corp.*	13	346
Pulse Biosciences, Inc.*	25	343
Honest Company, Inc.*	131	338
National Research Corp. — Class A	18	338
Repay Holdings Corp.*	92	336
Quanterix Corp.*	52	331
Abeona Therapeutics, Inc.*	61	321
Lifecore Biomedical, Inc.*	39	319
USANA Health Sciences, Inc.*	16	314
Tectonic Therapeutic, Inc.*	15	313
Candel Therapeutics, Inc.*	55	311
Design Therapeutics, Inc.*	33	310
SANUWAVE Health, Inc.*	10	298
Accendra Health, Inc.*	106	297
Oncology Institute, Inc.*	83	296
agilon health, Inc.*	429	295
DiaMedica Therapeutics, Inc.*	37	294
Spire Global, Inc.*	39	293
Ardent Health, Inc.*	33	291
Electromed, Inc.*	10	291
Limoneira Co.	23	290
Allogene Therapeutics, Inc.*	211	289
Aura Biosciences, Inc.*	53	289
Neurogene, Inc.*	14	288
Information Services Group, Inc.	49	283
Heron Therapeutics, Inc.*	213	277
USCB Financial Holdings, Inc.	15	276
Benitec Biopharma, Inc.*	20	269
Franklin Covey Co.*	16	269
Olaplex Holdings, Inc.*	195	261
Sonida Senior Living, Inc.*	8	261
Quad/Graphics, Inc.	41	257
OraSure Technologies, Inc.*	106	257
Voyager Therapeutics, Inc.*	65	255
Alico, Inc.	7	255
Fennec Pharmaceuticals, Inc.*	33	254
Nano-X Imaging Ltd.*	90	252
Foghorn Therapeutics, Inc.*	46	248
Cardiff Oncology, Inc.*	87	244
Editas Medicine, Inc.*	118	242
OmniAb, Inc.*	130	241
Protara Therapeutics, Inc.*	45	240
Resources Connection, Inc.	46	232
Perspective Therapeutics, Inc.*	84	231
Larimar Therapeutics, Inc.*	59	225
Utah Medical Products, Inc.	4	224
Chaince Digital Holdings, Inc.*	45	224
Beauty Health Co.*	160	222
Inogen, Inc.*	33	222
Arcturus Therapeutics Holdings, Inc.*	36	221
MaxCyte, Inc.*	142	220
Rezolute, Inc.*	93	219
Quantum-Si, Inc.*	198	218
Coherus Oncology, Inc.*	149	212
Westrock Coffee Co.*	51	208
MediWound Ltd.*	11	203
Acme United Corp.	5	201
Priority Technology Holdings, Inc.*	35	191
KinderCare Learning Companies, Inc.*	44	190
Greenwich Lifesciences, Inc.*	9	189
Stereotaxis, Inc.*	80	184
Semler Scientific, Inc.*	12	183
Joint Corp.*	21	183
TrueBlue, Inc.*	40	182
Acacia Research Corp.*	48	180
Protalix BioTherapeutics, Inc.*	97	175
Inhibikase Therapeutics, Inc.*	84	172
Tonix Pharmaceuticals Holding Corp.*	11	172
Lifeway Foods, Inc.*	7	170
Humacyte, Inc.*	174	167
Treace Medical Concepts, Inc.*	67	164
Anika Therapeutics, Inc.*	17	163
CVRx, Inc.*	23	163
Medifast, Inc.*	15	160
TriSalus Life Sciences, Inc.*	22	154
LENSAR, Inc.*	13	151
Alector, Inc.*	96	150
Anteris Technologies Global Corp.*	30	150
Fate Therapeutics, Inc.*	151	148
European Wax Center, Inc. — Class A*	41	148
Innovage Holding Corp.*	28	145
RCM Technologies, Inc.*	7	143

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Consumer, Non-cyclical - 11.0% (continued)
Nuvectis Pharma, Inc.*	18	$136
Hain Celestial Group, Inc.*	127	136
Alta Equipment Group, Inc.	29	133
Journey Medical Corp.*	17	131
Forrester Research, Inc.*	16	130
HF Foods Group, Inc.*	56	120
Pulmonx Corp.*	54	119
Eledon Pharmaceuticals, Inc.*	78	118
CPI Card Group, Inc.*	8	117
Accuray, Inc.*	142	117
DocGo, Inc.*	128	112
Waldencast plc — Class A*	59	111
Nkarta, Inc.*	59	109
Biote Corp. — Class A*	41	107
Aardvark Therapeutics, Inc.*	8	105
Lucid Diagnostics, Inc.*	96	105
SoundThinking, Inc.*	13	104
Zevia PBC — Class A*	44	102
BRC, Inc. — Class A*	87	96
aTyr Pharma, Inc.*	121	95
Cartesian Therapeutics, Inc.*	13	94
Sanara Medtech, Inc.*	4	93
Lifevantage Corp.	15	92
Gyre Therapeutics, Inc.*	13	92
Emerald Holding, Inc.	20	89
Outset Medical, Inc.*	23	85
HireQuest, Inc.	8	84
FitLife Brands, Inc.*	5	81
Ispire Technology, Inc.*	26	73
Korro Bio, Inc.*	9	72
Neuronetics, Inc.*	51	70
Avita Medical, Inc.*	17	59
Alpha Teknova, Inc.*	15	57
Forafric Global plc*	5	55
Actuate Therapeutics, Inc.*	8	49
MarketWise, Inc.	3	45
Solesence, Inc.*	26	42
Myomo, Inc.*	43	39
Inmune Bio, Inc.*	23	36
AirSculpt Technologies, Inc.*	18	36
SBC Medical Group Holdings, Inc.*	8	35
TuHURA Biosciences, Inc.*	36	27
Tvardi Therapeutics, Inc.*	5	21
Atlantic International Corp.*	15	20
Tevogen Bio Holdings, Inc.*	40	13
Ligand Pharmaceuticals, Inc.*,†††	12	–
Ligand Pharmaceuticals, Inc.*,†††	12	–
Total Consumer, Non-cyclical		928,509
Industrial - 7.9%
Bloom Energy Corp. — Class A*	299	25,980
Fabrinet*	49	22,309
Kratos Defense & Security Solutions, Inc.*	228	17,307
SPX Technologies, Inc.*	66	13,204
Dycom Industries, Inc.*	38	12,840
Chart Industries, Inc.*	62	12,786
AeroVironment, Inc.*	52	12,578
Sterling Infrastructure, Inc.*	41	12,555
Advanced Energy Industries, Inc.	52	10,887
JBT Marel Corp.	72	10,848
Sanmina Corp.*	72	10,805
Watts Water Technologies, Inc. — Class A	38	10,489
TTM Technologies, Inc.*	140	9,660
Modine Manufacturing Co.*	72	9,613
Zurn Elkay Water Solutions Corp.	206	9,577
Moog, Inc. — Class A	39	9,498
Primoris Services Corp.	74	9,186
Federal Signal Corp.	82	8,904
Joby Aviation, Inc.*	666	8,791
Fluor Corp.*	220	8,719
Casella Waste Systems, Inc. — Class A*	86	8,423
GATX Corp.	49	8,310
Mirion Technologies, Inc.*	327	7,658
EnerSys	51	7,484
UFP Industries, Inc.	80	7,284
Badger Meter, Inc.	41	7,151
ESCO Technologies, Inc.	36	7,034
Arcosa, Inc.	66	7,017
Construction Partners, Inc. — Class A*	64	6,947
Granite Construction, Inc.	60	6,921
Archer Aviation, Inc. — Class A*	866	6,512
CSW Industrials, Inc.	22	6,458
Belden, Inc.	54	6,294
Enpro, Inc.	29	6,210
Atmus Filtration Technologies, Inc.	114	5,918
Novanta, Inc.*	49	5,831
Frontdoor, Inc.*	100	5,769
Itron, Inc.*	62	5,757
Argan, Inc.	18	5,640
OSI Systems, Inc.*	22	5,611
Knife River Corp.*	78	5,487
Plexus Corp.*	37	5,439
Matson, Inc.	43	5,313
Mercury Systems, Inc.*	71	5,184
Mueller Water Products, Inc. — Class A	213	5,074
Franklin Electric Company, Inc.	53	5,063
Golar LNG Ltd.	134	4,986
Exponent, Inc.	70	4,862
Terex Corp.	88	4,697
IES Holdings, Inc.*	12	4,668
MYR Group, Inc.*	21	4,589
Kadant, Inc.	16	4,560
AAR Corp.*	54	4,471
AZZ, Inc.	41	4,394
Cactus, Inc. — Class A	94	4,294
Powell Industries, Inc.	13	4,144
Tutor Perini Corp.	61	4,088
Avient Corp.	126	3,936
Griffon Corp.	53	3,904
Boise Cascade Co.	52	3,827
Xometry, Inc. — Class A*	59	3,509
Hub Group, Inc. — Class A	82	3,494
Materion Corp.	28	3,481
Standex International Corp.	16	3,476
Vicor Corp.*	31	3,398
O-I Glass, Inc.*	214	3,159
Scorpio Tankers, Inc.	61	3,101
Hillenbrand, Inc.	97	3,077

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Industrial - 7.9% (continued)
Kennametal, Inc.	104	$2,955
Atkore, Inc.	46	2,910
Trinity Industries, Inc.	110	2,908
Applied Optoelectronics, Inc.*	83	2,893
RXO, Inc.*	222	2,806
Enerpac Tool Group Corp.	73	2,791
Centuri Holdings, Inc.*	107	2,702
International Seaways, Inc.	55	2,670
Knowles Corp.*	117	2,507
NuScale Power Corp.*	176	2,494
CECO Environmental Corp.*	41	2,454
Intuitive Machines, Inc.*	150	2,435
Werner Enterprises, Inc.	81	2,431
Helios Technologies, Inc.	45	2,407
Vishay Intertechnology, Inc.	166	2,405
Bel Fuse, Inc. — Class B	14	2,375
Greif, Inc. — Class A	35	2,369
nLight, Inc.*	63	2,363
Alamo Group, Inc.	14	2,350
Hillman Solutions Corp.*	271	2,347
ArcBest Corp.	31	2,300
Astronics Corp.*	42	2,278
Worthington Enterprises, Inc.	43	2,218
DHT Holdings, Inc.	177	2,161
Benchmark Electronics, Inc.	49	2,095
Gibraltar Industries, Inc.*	42	2,077
Albany International Corp. — Class A	40	2,028
DXP Enterprises, Inc.*	18	1,976
Napco Security Technologies, Inc.	47	1,960
Masterbrand, Inc.*	174	1,921
Enviri Corp.*	107	1,917
Greenbrier Companies, Inc.	41	1,916
Tennant Co.	26	1,916
Ducommun, Inc.*	19	1,807
Lindsay Corp.	15	1,768
Teekay Tankers Ltd. — Class A	33	1,763
American Superconductor Corp.*	61	1,756
World Kinect Corp.	74	1,734
Tecnoglass, Inc.	34	1,711
Energizer Holdings, Inc.	86	1,711
Enovix Corp.*	229	1,674
Thermon Group Holdings, Inc.*	45	1,672
CTS Corp.	39	1,672
Proto Labs, Inc.*	33	1,669
Cadre Holdings, Inc.	39	1,593
Worthington Steel, Inc.	46	1,593
PureCycle Technologies, Inc.*	182	1,563
TriMas Corp.	44	1,560
Evolv Technologies Holdings, Inc.*	209	1,496
Astec Industries, Inc.	32	1,386
Gorman-Rupp Co.	29	1,385
SFL Corporation Ltd.	170	1,328
NANO Nuclear Energy, Inc.*	55	1,321
Dorian LPG Ltd.	52	1,266
Janus International Group, Inc.*	190	1,243
Great Lakes Dredge & Dock Corp.*	93	1,220
Limbach Holdings, Inc.*	15	1,168
Montrose Environmental Group, Inc.*	46	1,142
Red Cat Holdings, Inc.*	140	1,110
FLEX LNG Ltd.	44	1,098
Apogee Enterprises, Inc.	30	1,092
American Woodmark Corp.*	20	1,078
Allient, Inc.	20	1,075
Amprius Technologies, Inc.*	130	1,026
Nordic American Tankers Ltd.	285	980
Costamare, Inc.	62	979
Myers Industries, Inc.	52	973
Energy Recovery, Inc.*	71	958
Ryerson Holding Corp.	38	956
Kimball Electronics, Inc.*	34	946
Marten Transport Ltd.	82	933
Graham Corp.*	14	899
Metallus, Inc.*	52	892
Ichor Holdings Ltd.*	48	885
Insteel Industries, Inc.	26	823
NWPX Infrastructure, Inc.*	13	812
Ardagh Metal Packaging S.A.	194	795
Genco Shipping & Trading Ltd.	43	792
Redwire Corp.*	100	760
National Presto Industries, Inc.	7	747
Navigator Holdings Ltd.	43	745
Forward Air Corp.*	29	725
Columbus McKinnon Corp.	40	690
Richtech Robotics, Inc. — Class B*	210	678
LSI Industries, Inc.	37	678
CryoPort, Inc.*	69	662
Bowman Consulting Group Ltd.*	20	660
Teekay Corporation Ltd.	73	659
Firefly Aerospace, Inc.*	29	649
LSB Industries, Inc.*	76	646
Sturm Ruger & Company, Inc.	19	620
Smith & Wesson Brands, Inc.	62	612
Olympic Steel, Inc.	14	599
Aebi Schmidt Holding AG	47	595
Manitowoc Company, Inc.*	48	576
Titan America S.A.	34	560
Heartland Express, Inc.	62	560
Eastman Kodak Co.*	66	558
Park Aerospace Corp.	26	555
Mesa Laboratories, Inc.	7	550
Willis Lease Finance Corp.	4	543
Standard BioTools, Inc.*	416	533
Orion Group Holdings, Inc.*	53	527
Eve Holding, Inc.*	131	523
Power Solutions International, Inc.*	9	514
Luxfer Holdings plc	38	514
Ardmore Shipping Corp.	48	508
Voyager Technologies, Inc. — Class A*	19	497
Kopin Corp.*	209	489
Hyster-Yale, Inc.	16	475
Covenant Logistics Group, Inc. — Class A	21	463
Sight Sciences, Inc.*	58	460
Greif, Inc. — Class B	6	448
Byrna Technologies, Inc.*	25	420
NVE Corp.	7	415
Latham Group, Inc.*	63	400
Clearwater Paper Corp.*	22	383
Himalaya Shipping Ltd.	42	382

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Industrial - 7.9% (continued)
L B Foster Co. — Class A*	14	$377
Safe Bulkers, Inc.	78	376
Mayville Engineering Company, Inc.*	20	374
Ranpak Holdings Corp.*	66	357
Lightbridge Corp.*	26	329
AerSale Corp.*	45	320
Proficient Auto Logistics, Inc.*	33	318
Pure Cycle Corp.*	28	308
Bel Fuse, Inc. — Class A	2	304
Perma-Fix Environmental Services, Inc.*	24	302
Radiant Logistics, Inc.*	47	297
Turtle Beach Corp.*	21	295
JELD-WEN Holding, Inc.*	119	293
Pangaea Logistics Solutions Ltd.	42	289
MicroVision, Inc.*	344	285
Park-Ohio Holdings Corp.	13	272
Tredegar Corp.*	37	266
Aspen Aerogels, Inc.*	93	263
Core Molding Technologies, Inc.*	12	241
Karat Packaging, Inc.	10	226
Mistras Group, Inc.*	17	215
Concrete Pumping Holdings, Inc.	32	215
Outdoor Holding Co.*	121	207
908 Devices, Inc.*	38	200
Gencor Industries, Inc.*	15	194
Costamare Bulkers Holdings Ltd.*	12	185
SKYX Platforms Corp.*	85	184
TSS, Inc.*	26	184
Ascent Industries Co.*	11	178
M-Tron Industries, Inc.*	3	160
Eastern Co.	8	158
Omega Flex, Inc.	5	147
Smith-Midland Corp.*	4	145
Arq, Inc.*	44	144
Palladyne AI Corp.*	33	141
Energy Services of America Corp.	17	139
Universal Logistics Holdings, Inc.	9	137
KULR Technology Group, Inc.*	46	136
AirJoule Technologies Corp.*	30	118
Pro-DEX, Inc.*	3	116
Net Power, Inc.*	48	109
PAMT CORP*	8	97
AIRO Group Holdings, Inc.*	10	82
NL Industries, Inc.	12	66
Southland Holdings, Inc.*	15	50
Neonode, Inc.*	15	26
Total Industrial		668,481
Consumer, Cyclical - 4.6%
Brinker International, Inc.*	61	8,755
FirstCash Holdings, Inc.	54	8,607
Installed Building Products, Inc.	32	8,300
Abercrombie & Fitch Co. — Class A*	64	8,056
Taylor Morrison Home Corp. — Class A*	131	7,712
Boot Barn Holdings, Inc.*	42	7,412
Group 1 Automotive, Inc.	17	6,686
Champion Homes, Inc.*	77	6,506
Cavco Industries, Inc.*	11	6,498
Urban Outfitters, Inc.*	84	6,322
Asbury Automotive Group, Inc.*	27	6,278
Meritage Homes Corp.	95	6,251
Resideo Technologies, Inc.*	177	6,216
American Eagle Outfitters, Inc.	218	5,749
SkyWest, Inc.*	55	5,523
Life Time Group Holdings, Inc.*	207	5,502
VSE Corp.	31	5,356
Victoria’s Secret & Co.*	95	5,146
KB Home	86	4,851
Patrick Industries, Inc.	44	4,771
Dorman Products, Inc.*	38	4,681
Polaris, Inc.	73	4,617
M/I Homes, Inc.*	36	4,606
Kontoor Brands, Inc.	75	4,582
Signet Jewelers Ltd.	55	4,558
Academy Sports & Outdoors, Inc.	91	4,546
Rush Enterprises, Inc. — Class A	84	4,531
Shake Shack, Inc. — Class A*	53	4,302
PriceSmart, Inc.	35	4,294
OPENLANE, Inc.*	144	4,288
Red Rock Resorts, Inc. — Class A	67	4,151
Steven Madden Ltd.	97	4,039
REV Group, Inc.	66	4,013
LCI Industries	32	3,883
Capri Holdings Ltd.*	159	3,880
UniFirst Corp.	20	3,858
Dana, Inc.	161	3,825
Garrett Motion, Inc.	217	3,782
HNI Corp.	88	3,699
Tri Pointe Homes, Inc.*	116	3,651
Visteon Corp.	38	3,614
Hilton Grand Vacations, Inc.*	80	3,580
Cinemark Holdings, Inc.	142	3,300
Phinia, Inc.	52	3,260
Advance Auto Parts, Inc.	82	3,223
Peloton Interactive, Inc. — Class A*	518	3,191
Goodyear Tire & Rubber Co.*	364	3,189
Cheesecake Factory, Inc.	63	3,180
Kohl’s Corp.	149	3,041
Acushnet Holdings Corp.	38	3,033
Warby Parker, Inc. — Class A*	134	2,920
Madison Square Garden Entertainment Corp.*	54	2,910
Sonos, Inc.*	165	2,897
National Vision Holdings, Inc.*	107	2,763
OneSpaWorld Holdings Ltd.	133	2,759
Green Brick Partners, Inc.*	43	2,694
Super Group SGHC Ltd.	218	2,605
Atlanta Braves Holdings, Inc. — Class C*	63	2,485
Lionsgate Studios Corp.*	269	2,456
Rush Street Interactive, Inc.*	125	2,429
Buckle, Inc.	43	2,297
IMAX Corp.*	61	2,255
Brightstar Lottery plc	144	2,229
Interface, Inc. — Class A	79	2,206

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Consumer, Cyclical - 4.6% (continued)
Marriott Vacations Worldwide Corp.	38	$2,192
Topgolf Callaway Brands Corp.*	185	2,159
Adient plc*	112	2,147
Century Communities, Inc.	36	2,137
La-Z-Boy, Inc.	57	2,124
Leggett & Platt, Inc.	186	2,046
Central Garden & Pet Co. — Class A*	70	2,043
Blue Bird Corp.*	43	2,021
Six Flags Entertainment Corp.*	131	2,010
Wolverine World Wide, Inc.	110	1,997
Sally Beauty Holdings, Inc.*	136	1,939
JetBlue Airways Corp.*	406	1,847
MillerKnoll, Inc.	95	1,737
Papa John’s International, Inc.	45	1,732
Monarch Casino & Resort, Inc.	18	1,723
Allegiant Travel Co. — Class A*	20	1,705
XPEL, Inc.*	34	1,697
Carter’s, Inc.	50	1,621
Winmark Corp.	4	1,620
Winnebago Industries, Inc.	38	1,540
Gentherm, Inc.*	42	1,528
G-III Apparel Group Ltd.	50	1,448
United Parks & Resorts, Inc.*	38	1,379
Global Business Travel Group I*	179	1,369
Sonic Automotive, Inc. — Class A	21	1,299
Alliance Laundry Holdings, Inc.*	60	1,221
LGI Homes, Inc.*	28	1,203
ScanSource, Inc.*	29	1,133
First Watch Restaurant Group, Inc.*	75	1,131
Standard Motor Products, Inc.	30	1,106
BJ’s Restaurants, Inc.*	28	1,103
Daktronics, Inc.*	54	1,068
Douglas Dynamics, Inc.	32	1,045
Build-A-Bear Workshop, Inc. — Class A	17	1,042
American Axle & Manufacturing Holdings, Inc.*	162	1,038
Sun Country Airlines Holdings, Inc.*	72	1,036
Pursuit Attractions and Hospitality, Inc.*	30	1,010
Fox Factory Holding Corp.*	59	1,009
Sweetgreen, Inc. — Class A*	145	980
indie Semiconductor, Inc. — Class A*	270	953
AMC Entertainment Holdings, Inc. — Class A*	606	945
Gold.com, Inc.	27	919
Ermenegildo Zegna N.V.	86	882
PC Connection, Inc.	15	866
Solid Power, Inc.*	203	863
Camping World Holdings, Inc. — Class A	85	827
ThredUp, Inc. — Class A*	128	818
Arhaus, Inc.*	72	807
Accel Entertainment, Inc.*	70	799
Beazer Homes USA, Inc.*	39	791
Cooper-Standard Holdings, Inc.*	24	788
Cracker Barrel Old Country Store, Inc.	31	787
Microvast Holdings, Inc.*	277	776
Lindblad Expeditions Holdings, Inc.*	53	764
Ethan Allen Interiors, Inc.	33	754
Golden Entertainment, Inc.	27	734
Bloomin’ Brands, Inc.	118	728
Dream Finders Homes, Inc. — Class A*	42	718
Malibu Boats, Inc. — Class A*	25	705
Sabre Corp.*	505	687
Oxford Industries, Inc.	20	684
Hovnanian Enterprises, Inc. — Class A*	7	683
BlueLinx Holdings, Inc.*	11	676
Rush Enterprises, Inc. — Class B	12	675
Dine Brands Global, Inc.	21	675
Forestar Group, Inc.*	27	665
Nu Skin Enterprises, Inc. — Class A	69	664
MarineMax, Inc.*	27	654
Dave & Buster’s Entertainment, Inc.*	38	616
Miller Industries, Inc.	16	598
Global Industrial Co.	20	584
Aeva Technologies, Inc.*	43	571
Frontier Group Holdings, Inc.*	119	561
Caleres, Inc.	46	560
Titan International, Inc.*	68	532
Zumiez, Inc.*	20	521
EVgo, Inc.*	178	518
Marcus Corp.	33	512
Clean Energy Fuels Corp.*	242	508
Wabash National Corp.	58	502
Savers Value Village, Inc.*	53	495
Jack in the Box, Inc.	26	493
Arko Corp.	108	490
Black Rock Coffee Bar, Inc. — Class A*	22	490
Kura Sushi USA, Inc. — Class A*	9	471
Haverty Furniture Companies, Inc.	19	444
Denny’s Corp.*	71	442
Titan Machinery, Inc.*	29	436
MasterCraft Boat Holdings, Inc.*	23	435
Krispy Kreme, Inc.	108	434
Movado Group, Inc.	21	433
Shoe Carnival, Inc.	25	422
El Pollo Loco Holdings, Inc.*	37	387
Atlanta Braves Holdings, Inc. — Class A*	9	382
Strattec Security Corp.*	5	381
Hudson Technologies, Inc.*	55	377
Xperi, Inc.*	63	369
Portillo’s, Inc. — Class A*	79	359
Central Garden & Pet Co.*	11	354
Holley, Inc.*	84	347
Genesco, Inc.*	14	347
Designer Brands, Inc. — Class A	45	334
Biglari Holdings, Inc. — Class B*	1	332
Inspired Entertainment, Inc.*	35	328
Webtoon Entertainment, Inc.*	25	326
Xponential Fitness, Inc. — Class A*	39	321
Hyliion Holdings Corp.*	172	316

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Consumer, Cyclical - 4.6% (continued)
Petco Health & Wellness Company, Inc.*	110	$309
Methode Electronics, Inc.	46	305
Falcon’s Beyond Global, Inc. — Class A*	20	300
Johnson Outdoors, Inc. — Class A	7	297
Rocky Brands, Inc.	10	293
Citi Trends, Inc.*	7	291
RCI Hospitality Holdings, Inc.	12	286
Lovesac Co.*	19	280
America’s Car-Mart, Inc.*	11	278
Weyco Group, Inc.	9	275
Livewire Group, Inc.*	52	230
Sleep Number Corp.*	27	228
Motorcar Parts of America, Inc.*	18	222
Reservoir Media, Inc.*	29	220
JAKKS Pacific, Inc.	13	219
Flexsteel Industries, Inc.	5	197
Barnes & Noble Education, Inc.*	21	193
Escalade, Inc.	14	189
Starz Entertainment Corp.*	16	187
Bassett Furniture Industries, Inc.	11	184
OneWater Marine, Inc. — Class A*	16	173
EVI Industries, Inc.	7	173
Funko, Inc. — Class A*	49	167
Bally’s Corp.*	10	165
Hamilton Beach Brands Holding Co. — Class A	10	165
Superior Group of Companies, Inc.	16	155
Clarus Corp.	41	137
J Jill, Inc.	10	137
American Outdoor Brands, Inc.*	17	132
Faraday Future Intelligent Electric, Inc.*	124	127
Envela Corp.*	9	120
Lakeland Industries, Inc.	13	115
Marine Products Corp.	12	105
Virco Mfg. Corp.	15	96
Traeger, Inc.*	44	48
CompX International, Inc.	2	46
Torrid Holdings, Inc.*	33	32
Total Consumer, Cyclical		389,675
Technology - 4.4%
IonQ, Inc.*	463	20,775
Rambus, Inc.*	148	13,600
D-Wave Quantum, Inc.*	458	11,977
SiTime Corp.*	29	10,243
Rigetti Computing, Inc.*	437	9,680
Clearwater Analytics Holdings, Inc. — Class A*	382	9,214
Semtech Corp.*	119	8,769
CommVault Systems, Inc.*	61	7,647
ACI Worldwide, Inc.*	142	6,789
Maximus, Inc.	77	6,647
Qualys, Inc.*	50	6,645
Planet Labs PBC*	325	6,409
Impinj, Inc.*	36	6,264
FormFactor, Inc.*	107	5,969
Workiva, Inc.*	69	5,951
Silicon Laboratories, Inc.*	45	5,882
Box, Inc. — Class A*	192	5,743
Zeta Global Holdings Corp. — Class A*	259	5,271
SoundHound AI, Inc. — Class A*	510	5,085
Varonis Systems, Inc.*	155	5,084
Waystar Holding Corp.*	152	4,978
SPS Commerce, Inc.*	52	4,635
Alignment Healthcare, Inc.*	232	4,582
DigitalOcean Holdings, Inc.*	91	4,379
Agilysys, Inc.*	35	4,159
Clear Secure, Inc. — Class A	116	4,069
Braze, Inc. — Class A*	117	4,012
Ambarella, Inc.*	56	3,967
BlackLine, Inc.*	71	3,926
Synaptics, Inc.*	53	3,923
Tenable Holdings, Inc.*	166	3,906
NCR Atleos Corp.*	100	3,811
Intapp, Inc.*	78	3,574
Axcelis Technologies, Inc.*	42	3,374
Freshworks, Inc. — Class A*	275	3,369
Genius Sports Ltd.*	299	3,295
Blackbaud, Inc.*	52	3,293
BigBear.ai Holdings, Inc.*	593	3,202
Kulicke & Soffa Industries, Inc.	70	3,189
Insight Enterprises, Inc.*	39	3,177
Diodes, Inc.*	63	3,108
CSG Systems International, Inc.	38	2,914
Quantum Computing, Inc.*	276	2,832
AvePoint, Inc.*	201	2,792
ASGN, Inc.*	57	2,746
Power Integrations, Inc.	77	2,737
ACM Research, Inc. — Class A*	69	2,722
Adeia, Inc.	151	2,605
NetScout Systems, Inc.*	96	2,598
LiveRamp Holdings, Inc.*	88	2,585
Progress Software Corp.*	59	2,535
Photronics, Inc.*	78	2,496
Pitney Bowes, Inc.	221	2,336
Diebold Nixdorf, Inc.*	34	2,308
C3.ai, Inc. — Class A*	170	2,292
Veeco Instruments, Inc.*	80	2,286
Alkami Technology, Inc.*	96	2,215
Digi International, Inc.*	50	2,164
Innodata, Inc.*	42	2,140
Five9, Inc.*	106	2,125
NextNav, Inc.*	124	2,063
MaxLinear, Inc. — Class A*	115	2,004
PAR Technology Corp.*	55	1,995
Fastly, Inc. — Class A*	192	1,955
Appian Corp. — Class A*	55	1,948
NCR Voyix Corp.*	190	1,938
ACV Auctions, Inc. — Class A*	234	1,877
Vertex, Inc. — Class A*	91	1,817
Life360, Inc.*	28	1,796
V2X, Inc.*	32	1,746
Asana, Inc. — Class A*	121	1,659
Donnelley Financial Solutions, Inc.*	35	1,634
Navitas Semiconductor Corp.*	219	1,564
PagerDuty, Inc.*	118	1,547
Ultra Clean Holdings, Inc.*	61	1,545
Ouster, Inc.*	71	1,536
Cohu, Inc.*	64	1,489
Amplitude, Inc. — Class A*	122	1,413

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Technology - 4.4% (continued)
Schrodinger Incorporated/United States*	79	$1,412
Penguin Solutions, Inc.*	72	1,408
Rapid7, Inc.*	90	1,368
Pagaya Technologies Ltd. — Class A*	64	1,338
Phreesia, Inc.*	79	1,337
GigaCloud Technology, Inc. — Class A*	34	1,335
PDF Solutions, Inc.*	45	1,284
Jamf Holding Corp.*	95	1,236
Yext, Inc.*	141	1,136
Porch Group, Inc.*	113	1,032
Daily Journal Corp.*	2	975
Red Violet, Inc.	16	911
Navan, Inc. — Class A*	51	871
Grid Dynamics Holdings, Inc.*	93	840
Nutex Health, Inc.*	5	823
Sprout Social, Inc. — Class A*	73	823
Blend Labs, Inc. — Class A*	270	821
Aehr Test Systems*	40	808
I3 Verticals, Inc. — Class A*	32	806
Cantaloupe, Inc.*	75	796
HeartFlow, Inc.*	27	787
SEMrush Holdings, Inc. — Class A*	65	773
N-able, Inc.*	101	755
Digital Turbine, Inc.*	143	715
CEVA, Inc.*	33	710
Alpha & Omega Semiconductor Ltd.*	35	693
SkyWater Technology, Inc.*	37	672
OneSpan, Inc.	51	655
Vishay Precision Group, Inc.*	17	655
Mitek Systems, Inc.*	62	654
Evolent Health, Inc. — Class A*	163	652
Talkspace, Inc.*	173	628
Weave Communications, Inc.*	82	622
Arteris, Inc.*	40	620
Cerence, Inc.*	56	599
Consensus Cloud Solutions, Inc.*	27	589
Bandwidth, Inc. — Class A*	38	587
McGraw Hill, Inc.*	33	544
IBEX Holdings Ltd.*	14	534
Rezolve AI plc*	204	524
Climb Global Solutions, Inc.	5	514
Claritev Corp.*	11	470
PubMatic, Inc. — Class A*	52	461
ON24, Inc.*	53	422
Simulations Plus, Inc.*	23	419
Ibotta, Inc. — Class A*	18	409
Via Transportation, Inc. — Class A*	14	406
Conduent, Inc.*	207	397
Corsair Gaming, Inc.*	66	392
Xerox Holdings Corp.	165	391
Telos Corp.*	75	383
Domo, Inc. — Class B*	45	379
Commerce.com, Inc.*	92	379
8x8, Inc.*	183	360
Vuzix Corp.*	89	336
Asure Software, Inc.*	35	330
3D Systems Corp.*	183	324
Cricut, Inc. — Class A	65	322
Playtika Holding Corp.	79	312
TruBridge, Inc.*	14	309
VTEX — Class A*	81	305
eGain Corp.*	26	268
Immersion Corp.	39	265
Rimini Street, Inc.*	68	264
Unisys Corp.*	94	259
CS Disco, Inc.*	33	256
EverCommerce, Inc.*	21	254
Whitefiber, Inc.*	15	237
Viant Technology, Inc. — Class A*	19	229
Health Catalyst, Inc.*	95	227
Aeluma, Inc.*	13	223
Omada Health, Inc.*	13	205
Blaize Holdings, Inc.*	102	199
ReposiTrak, Inc.	16	198
Kaltura, Inc.*	114	187
Richardson Electronics Ltd.	17	185
Ambiq Micro, Inc.*	6	171
Digimarc Corp.*	22	144
Definitive Healthcare Corp.*	50	143
Synchronoss Technologies, Inc.*	15	128
Expensify, Inc. — Class A*	84	127
CSP, Inc.	10	125
Rackspace Technology, Inc.*	117	114
WM Technology, Inc.*	123	101
TTEC Holdings, Inc.*	28	101
Atomera, Inc.*	41	91
Airship AI Holdings, Inc.*	28	81
Playstudios, Inc.*	124	81
Skillsoft Corp.*	6	56
Silvaco Group, Inc.*	11	45
Teads Holding Co.*	51	36
Golden Matrix Group, Inc.*	20	16
Zspace, Inc.*	3	1
Total Technology		369,891
Communications - 2.5%
Credo Technology Group Holding Ltd.*	210	30,217
EchoStar Corp. — Class A*	186	20,218
InterDigital, Inc.	35	11,143
Lumen Technologies, Inc.*	1,306	10,148
Hims & Hers Health, Inc.*	281	9,124
Applied Digital Corp.*	325	7,969
Q2 Holdings, Inc.*	85	6,134
Viasat, Inc.*	169	5,824
Telephone & Data Systems, Inc.	136	5,576
Viavi Solutions, Inc.*	303	5,399
CommScope Holding Company, Inc.*	297	5,385
Calix, Inc.*	83	4,393
Cargurus, Inc.*	113	4,334
TEGNA, Inc.	220	4,270
Globalstar, Inc.*	69	4,212
DigitalBridge Group, Inc.	239	3,666
Sphere Entertainment Co.*	38	3,613
Upwork, Inc.*	171	3,389
Magnite, Inc.*	195	3,165
ePlus, Inc.	36	3,157
Extreme Networks, Inc.*	181	3,014
Yelp, Inc. — Class A*	83	2,522
TripAdvisor, Inc.*	157	2,286

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Communications - 2.5% (continued)
RealReal, Inc.*	134	$2,115
Ziff Davis, Inc.*	56	1,968
A10 Networks, Inc.	100	1,769
Revolve Group, Inc.*	55	1,660
Uniti Group, Inc.*	229	1,605
Harmonic, Inc.*	158	1,563
Figs, Inc. — Class A*	124	1,409
Cogent Communications Holdings, Inc.	63	1,358
Liberty Latin America Ltd. — Class C*	176	1,313
Sprinklr, Inc. — Class A*	155	1,206
IDT Corp. — Class B	23	1,178
fuboTV, Inc. — Class A*	464	1,169
QuinStreet, Inc.*	76	1,092
EverQuote, Inc. — Class A*	38	1,026
USA TODAY Company, Inc.*	196	1,009
Liquidity Services, Inc.*	33	1,000
NETGEAR, Inc.*	39	957
Rumble, Inc.*	148	935
Powerfleet Incorporated NJ*	174	926
ADTRAN Holdings, Inc.*	104	904
Cars.com, Inc.*	74	903
Scholastic Corp.	28	830
Sinclair, Inc.	54	826
Shenandoah Telecommunications Co.	71	821
Cable One, Inc.	7	790
HealthStream, Inc.	34	784
Stitch Fix, Inc. — Class A*	149	782
Stagwell, Inc.*	153	748
BlackSky Technology, Inc.*	39	731
iHeartMedia, Inc. — Class A*	167	695
Serve Robotics, Inc.*	66	685
Shutterstock, Inc.	34	649
Grindr, Inc.*	47	636
Angi, Inc.*	49	634
Preformed Line Products Co.	3	620
Nextdoor Holdings, Inc.*	295	620
Groupon, Inc.*	35	616
MediaAlpha, Inc. — Class A*	47	609
Optimum Communications, Inc. — Class A*	365	602
Gray Media, Inc.	123	595
Newsmax, Inc.*	65	503
Frequency Electronics, Inc.*	9	485
Clearfield, Inc.*	16	466
Eventbrite, Inc. — Class A*	104	463
Gogo, Inc.*	96	447
AMC Networks, Inc. — Class A*	45	428
Ooma, Inc.*	36	422
Bed Bath & Beyond, Inc.*	77	420
Boston Omaha Corp. — Class A*	31	383
Spok Holdings, Inc.	29	382
Ribbon Communications, Inc.*	132	380
Bumble, Inc. — Class A*	102	364
ZipRecruiter, Inc. — Class A*	92	359
EW Scripps Co. — Class A*	88	351
National CineMedia, Inc.	90	350
Backblaze, Inc. — Class A*	75	350
Anterix, Inc.*	16	349
Nexxen International Ltd.*	53	347
Aviat Networks, Inc.*	16	342
ATN International, Inc.	14	319
Thryv Holdings, Inc.*	52	315
Liberty Latin America Ltd. — Class A*	41	303
BK Technologies Corp.*	4	298
OptimizeRx Corp.*	22	270
Entravision Communications Corp. — Class A	87	255
Open Lending Corp. — Class A*	144	223
Phoenix Education Partners, Inc.*	7	212
Getty Images Holdings, Inc.*	153	205
Tucows, Inc. — Class A*	9	202
TechTarget, Inc.*	37	200
Lands’ End, Inc.*	13	189
Satellogic, Inc. — Class A*	96	180
LifeMD, Inc.*	52	177
Inseego Corp.*	17	175
CuriosityStream, Inc.	45	171
Crexendo, Inc.*	20	129
Gambling.com Group Ltd.*	23	126
1-800-Flowers.com, Inc. — Class A*	31	122
Advantage Solutions, Inc.*	132	116
AudioEye, Inc.*	11	110
Gaia, Inc.*	24	87
Nerdy, Inc.*	81	84
BARK, Inc.*	129	78
Arena Group Holdings, Inc.*	18	72
Travelzoo*	9	64
Value Line, Inc.	1	39
Vivid Seats, Inc. — Class A*	4	29
Triller Group, Inc.*	144	5
Total Communications		211,842
Energy - 2.4%
Nextpower, Inc. — Class A*	200	17,422
CNX Resources Corp.*	179	6,582
Warrior Met Coal, Inc.	71	6,260
Core Natural Resources, Inc.	70	6,196
Archrock, Inc.	230	5,985
Murphy Oil Corp.	185	5,781
Sunrun, Inc.*	306	5,630
Magnolia Oil & Gas Corp. — Class A	248	5,429
Transocean Ltd.*	1,271	5,249
Peabody Energy Corp.	167	4,960
Noble Corporation plc	173	4,885
Eos Energy Enterprises, Inc.*	422	4,836
Gulfport Energy Corp.*	22	4,576
California Resources Corp.	99	4,426
Kodiak Gas Services, Inc.	116	4,338
Valaris Ltd.*	85	4,284
Liberty Energy, Inc. — Class A	216	3,987
Helmerich & Payne, Inc.	132	3,786
Tidewater, Inc.*	68	3,435
DNOW, Inc.*	256	3,392
Alpha Metallurgical Resources, Inc.*	16	3,198
Oceaneering International, Inc.*	132	3,172
PBF Energy, Inc. — Class A	115	3,119
Plug Power, Inc.*	1,520	2,994
Seadrill Ltd.*	86	2,976
SM Energy Co.	156	2,917
Patterson-UTI Energy, Inc.	475	2,902
Northern Oil & Gas, Inc.	130	2,791

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Energy - 2.4% (continued)
Crescent Energy Co. — Class A	323	$2,710
Solaris Energy Infrastructure, Inc. — Class A	58	2,666
Delek US Holdings, Inc.	83	2,462
Comstock Resources, Inc.*	104	2,411
Par Pacific Holdings, Inc.*	68	2,389
Kinetik Holdings, Inc. — Class A	61	2,199
Shoals Technologies Group, Inc. — Class A*	234	1,989
Array Technologies, Inc.*	211	1,945
Talos Energy, Inc.*	169	1,862
Fluence Energy, Inc.*	87	1,721
TETRA Technologies, Inc.*	178	1,668
Expro Group Holdings N.V.*	122	1,629
Borr Drilling Ltd.*	364	1,467
Bristow Group, Inc.*	40	1,465
Select Water Solutions, Inc. — Class A	131	1,378
National Energy Services Reunited Corp.*	85	1,331
REX American Resources Corp.*	39	1,261
Helix Energy Solutions Group, Inc.*	194	1,216
Innovex International, Inc.*	54	1,181
Diversified Energy Co.	77	1,115
CVR Energy, Inc.*	43	1,094
Nabors Industries Ltd.*	20	1,086
ProPetro Holding Corp.*	112	1,065
Core Laboratories, Inc.	66	1,058
T1 Energy, Inc.*	155	1,035
Atlas Energy Solutions, Inc.	109	1,027
Ramaco Resources, Inc. — Class A*	57	1,026
NextDecade Corp.*	186	980
Sable Offshore Corp.*	106	956
Excelerate Energy, Inc. — Class A	32	898
Green Plains, Inc.*	90	882
SunCoke Energy, Inc.	119	857
Hallador Energy Co.*	44	838
Vitesse Energy, Inc.	41	790
SandRidge Energy, Inc.	51	736
RPC, Inc.	125	680
BKV Corp.*	24	652
Gevo, Inc.*	323	646
Kosmos Energy Ltd.*	660	599
ASP Isotopes, Inc.*	107	573
Oil States International, Inc.*	82	555
VAALCO Energy, Inc.	145	528
Forum Energy Technologies, Inc.*	14	517
Flowco Holdings, Inc. — Class A	26	487
Riley Exploration Permian, Inc.	18	475
Natural Gas Services Group, Inc.	14	471
Matrix Service Co.*	37	433
Summit Midstream Corp.*	14	373
Granite Ridge Resources, Inc.	76	357
Flotek Industries, Inc.*	20	345
Ranger Energy Services, Inc. — Class A	24	335
Infinity Natural Resources, Inc. — Class A*	21	309
NACCO Industries, Inc. — Class A	6	294
New Fortress Energy, Inc.*	236	269
W&T Offshore, Inc.	139	227
DMC Global, Inc.*	27	181
SEACOR Marine Holdings, Inc.*	29	175
PrimeEnergy Resources Corp.*	1	171
Kolibri Global Energy, Inc.*	41	161
Montauk Renewables, Inc.*	94	157
Evolution Petroleum Corp.	44	156
SunPower, Inc.*	84	132
Epsilon Energy Ltd.	27	125
HighPeak Energy, Inc.	26	123
FutureFuel Corp.	35	112
OPAL Fuels, Inc. — Class A*	30	71
ProFrac Holding Corp. — Class A*	17	66
Empire Petroleum Corp.*	21	64
Mammoth Energy Services, Inc.*	34	63
Prairie Operating Co.*	30	51
NextNRG, Inc.*	25	36
Verde Clean Fuels, Inc.*	6	12
Total Energy		196,882
Basic Materials - 1.9%
Hecla Mining Co.	870	16,695
Coeur Mining, Inc.*	876	15,619
Commercial Metals Co.	152	10,522
Uranium Energy Corp.*	653	7,627
Balchem Corp.	45	6,901
SSR Mining, Inc.*	279	6,116
Centrus Energy Corp. — Class A*	23	5,584
Sensient Technologies Corp.	58	5,449
Perimeter Solutions, Inc.*	190	5,231
Cabot Corp.	73	4,838
Energy Fuels, Inc.*	313	4,551
HB Fuller Co.	75	4,460
Novagold Resources, Inc.*	415	3,868
Hawkins, Inc.	27	3,836
Constellium SE*	188	3,544
Ingevity Corp.*	50	2,959
Century Aluminum Co.*	73	2,860
Perpetua Resources Corp.*	116	2,808
Minerals Technologies, Inc.	43	2,621
Quaker Chemical Corp.	19	2,609
Innospec, Inc.	34	2,602
Kaiser Aluminum Corp.	22	2,527
Chemours Co.	211	2,488
Ivanhoe Electric Incorporated / US*	146	2,333
Rogers Corp.*	25	2,289
Sylvamo Corp.	47	2,263
Calumet, Inc.*	96	1,908
United States Lime & Minerals, Inc.	15	1,796
Ecovyst, Inc.*	152	1,479
USA Rare Earth, Inc.*	120	1,428
Stepan Co.	30	1,421
Compass Minerals International, Inc.*	49	962
Mativ Holdings, Inc.	76	923
NioCorp Developments Ltd.*	147	779
Ferroglobe plc	167	775
Koppers Holdings, Inc.	27	731
Idaho Strategic Resources, Inc.*	18	725
Tronox Holdings plc — Class A	166	692

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 47.1% (continued)
Basic Materials - 1.9% (continued)
Dakota Gold Corp.*	121	$687
Oil-Dri Corporation of America	14	685
Magnera Corp.*	44	666
US Antimony Corp.*	128	643
AdvanSix, Inc.	37	640
Encore Energy Corp.*	256	635
Caledonia Mining Corporation plc	23	602
Rayonier Advanced Materials, Inc.*	90	530
Intrepid Potash, Inc.*	15	416
Orion S.A.	78	412
American Battery Technology Co.*	113	377
Contango ORE, Inc.*	12	317
Critical Metals Corp.*	45	312
US Gold Corp.*	15	291
Vox Royalty Corp.	56	265
Codexis, Inc.*	115	188
Friedman Industries, Inc.	9	184
Lifezone Metals Ltd.*	39	167
American Vanguard Corp.*	37	141
Kronos Worldwide, Inc.	31	137
Valhi, Inc.	3	36
Trinseo plc	48	24
US Goldmining, Inc.*	2	18
Total Basic Materials		155,192
Utilities - 1.4%
Oklo, Inc.*	149	10,692
Ormat Technologies, Inc.	84	9,280
TXNM Energy, Inc.	136	8,008
Brookfield Infrastructure Corp. — Class A	165	7,491
Portland General Electric Co.	155	7,439
Southwest Gas Holdings, Inc.	89	7,122
Black Hills Corp.	101	7,011
Spire, Inc.	80	6,616
New Jersey Resources Corp.	138	6,365
ONE Gas, Inc.	82	6,334
Northwestern Energy Group, Inc.	84	5,421
Otter Tail Corp.	53	4,283
Avista Corp.	111	4,278
MGE Energy, Inc.	51	3,999
Chesapeake Utilities Corp.	32	3,992
American States Water Co.	53	3,841
California Water Service Group	82	3,553
Hawaiian Electric Industries, Inc.*	239	2,940
Northwest Natural Holding Co.	57	2,664
H2O America	45	2,205
Ameresco, Inc. — Class A*	45	1,318
Middlesex Water Co.	25	1,260
Unitil Corp.	23	1,114
Consolidated Water Company Ltd.	21	741
York Water Co.	20	637
Genie Energy Ltd. — Class B	30	413
RGC Resources, Inc.	12	256
Global Water Resources, Inc.	17	144
Total Utilities		119,417
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	39	1,740
Total Common Stocks
(Cost $3,328,102)		3,970,531

WARRANTS† - 0.0%
Bed Bath & Beyond Inc
Expiring 10/07/26*	1	–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.	179	–
Sanofi SA	52	–
Novo Nordisk A/S	98	–
Tobira Therapeutics, Inc. †††	14	–
Novartis AG†††, *	100	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
E.W. Scripps Co.	88	–
Total Rights
(Cost $421)		–

MUTUAL FUNDS† - 12.6%
Guggenheim Strategy Fund II1	25,618	635,576
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	42,083	424,200
Total Mutual Funds
(Cost $1,044,011)		1,059,776

	Face Amount
U.S. TREASURY BILLS†† - 5.5%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	$469,000	468,074
Total U.S. Treasury Bills
(Cost $468,014)		468,074

REPURCHASE AGREEMENTS††,4 - 32.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	1,361,977	1,361,977
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	1,361,977	1,361,977
Total Repurchase Agreements
(Cost $2,723,954)		2,723,954
Total Investments - 97.5%
(Cost $7,564,502)		$8,222,335
Other Assets & Liabilities, net - 2.5%		207,227
Total Net Assets - 100.0%		$8,429,562

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	49	Mar 2026	$6,121,570	$(185,547)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	647	$1,605,565	$80,586
Goldman Sachs International	Russell 2000 Index	Pay	4.34% (Federal Funds Rate + 0.70%)	At Maturity	01/21/26	174	431,302	23,143
Barclays Bank plc	Russell 2000 Index	Pay	4.46% (SOFR + 0.75%)	At Maturity	01/22/26	217	537,982	21,873

							$2,574,849	$125,602

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,970,531		$—	$—	*	$3,970,531
Warrants	—	*	—	—		—
Rights	—	*	—	—	*	—
Mutual Funds	1,059,776		—	—		1,059,776
U.S. Treasury Bills	—		468,074	—		468,074
Repurchase Agreements	—		2,723,954	—		2,723,954
Equity Index Swap Agreements**	—		125,602	—		125,602
Total Assets	$5,030,307		$3,317,630	$—		$8,347,937

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$185,547	$—	$—	$185,547

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$636,857	$–	$–	$–	$(1,281)	$635,576	25,618	$24,999
Guggenheim Ultra Short Duration Fund — Institutional Class	562,295	–	(140,000)	639	1,266	424,200	42,083	13,877
	$1,199,152	$–	$(140,000)	$639	$(15)	$1,059,776		$38,876

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0%
Consumer, Non-cyclical - 10.1%
Guardant Health, Inc.*	278	$28,395
Bridgebio Pharma, Inc.*	362	27,689
Madrigal Pharmaceuticals, Inc.*	42	24,458
Ensign Group, Inc.	128	22,298
Arrowhead Pharmaceuticals, Inc.*	303	20,116
Avidity Biosciences, Inc.*	264	19,042
HealthEquity, Inc.*	195	17,864
Cytokinetics, Inc.*	272	17,283
Axsome Therapeutics, Inc.*	94	17,168
Praxis Precision Medicines, Inc.*	51	15,032
Glaukos Corp.*	128	14,452
Krystal Biotech, Inc.*	57	14,053
PTC Therapeutics, Inc.*	177	13,445
iRhythm Technologies, Inc.*	73	12,953
Rhythm Pharmaceuticals, Inc.*	121	12,952
Vaxcyte, Inc.*	261	12,043
Merit Medical Systems, Inc.*	134	11,811
Option Care Health, Inc.*	365	11,629
Protagonist Therapeutics, Inc.*	133	11,616
Nuvalent, Inc. — Class A*,1	114	11,467
Cogent Biosciences, Inc.*	317	11,260
Brink’s Co.	96	11,206
RadNet, Inc.*	156	11,131
Herc Holdings, Inc.[1]	75	11,128
CRISPR Therapeutics AG*	199	10,436
Alkermes plc*	370	10,353
Lantheus Holdings, Inc.*	153	10,182
Kymera Therapeutics, Inc.*,1	129	10,038
Cidara Therapeutics, Inc.*	45	9,940
Indivior plc*	277	9,939
TG Therapeutics, Inc.*	332	9,897
Laureate Education, Inc. — Class A*	290	9,764
Amicus Therapeutics, Inc.*	680	9,683
ADMA Biologics, Inc.*	529	9,649
Crinetics Pharmaceuticals, Inc.*	206	9,589
TransMedics Group, Inc.*	77	9,367
BrightSpring Health Services, Inc.*	249	9,325
Haemonetics Corp.*	110	8,817
Adtalem Global Education, Inc.*	82	8,485
StoneCo Ltd. — Class A*	569	8,415
Ligand Pharmaceuticals, Inc. — Class B*	44	8,319
Scholar Rock Holding Corp.*	188	8,281
Verra Mobility Corp.*	365	8,180
Cal-Maine Foods, Inc.[1]	101	8,037
Korn Ferry	120	7,922
Terns Pharmaceuticals, Inc.*	196	7,918
ICU Medical, Inc.*	55	7,847
Xenon Pharmaceuticals, Inc.*	174	7,799
LivaNova plc*	125	7,691
Graham Holdings Co. — Class B	7	7,690
ACADIA Pharmaceuticals, Inc.*	284	7,586
Marzetti Co.	46	7,563
Veracyte, Inc.*	179	7,536
Mirum Pharmaceuticals, Inc.*	94	7,425
Arcutis Biotherapeutics, Inc.*,1	251	7,289
Tarsus Pharmaceuticals, Inc.*,1	89	7,287
Celcuity, Inc.*,1	73	7,281
Travere Therapeutics, Inc.*	188	7,184
Prestige Consumer Healthcare, Inc.*	113	6,971
GRAIL, Inc.*,1	80	6,847
Huron Consulting Group, Inc.*	39	6,743
Apogee Therapeutics, Inc.*	88	6,642
Oscar Health, Inc. — Class A*	451	6,481
Vera Therapeutics, Inc.*	127	6,431
Stride, Inc.*	98	6,363
Ideaya Biosciences, Inc.*	183	6,326
Privia Health Group, Inc.*	266	6,307
Integer Holdings Corp.*	79	6,196
Catalyst Pharmaceuticals, Inc.*	264	6,162
Supernus Pharmaceuticals, Inc.*	123	6,113
WD-40 Co.	31	6,104
Beam Therapeutics, Inc.*	218	6,043
ABM Industries, Inc.	139	5,880
Brookdale Senior Living, Inc. — Class A*	538	5,805
Vita Coco Company, Inc.*	109	5,778
Alphatec Holdings, Inc.*	272	5,723
GeneDx Holdings Corp.*	44	5,723
CBIZ, Inc.*	113	5,701
Viridian Therapeutics, Inc.*	182	5,664
Alarm.com Holdings, Inc.*	109	5,561
Adaptive Biotechnologies Corp.*	341	5,538
Dyne Therapeutics, Inc.*	283	5,536
Remitly Global, Inc.*	388	5,354
CG oncology, Inc.*,1	128	5,315
Concentra Group Holdings Parent, Inc.	267	5,255
Chefs’ Warehouse, Inc.*	83	5,173
Ocular Therapeutix, Inc.*	425	5,160
Spyre Therapeutics, Inc.*	157	5,143
Arcellx, Inc.*	78	5,086
Liquidia Corp.*	147	5,070
Denali Therapeutics, Inc.*	302	4,986
GEO Group, Inc.*	309	4,981
Soleno Therapeutics, Inc.*	107	4,954
Nuvation Bio, Inc.*	551	4,937
Omnicell, Inc.*	104	4,711
United Natural Foods, Inc.*	137	4,613
TIC Solutions, Inc.*	456	4,610
CoreCivic, Inc.*	241	4,605
Immunome, Inc.*	214	4,597
Addus HomeCare Corp.*	42	4,510
WaVe Life Sciences Ltd.*	263	4,471
CorVel Corp.*	66	4,466
QuidelOrtho Corp.*	155	4,427
Progyny, Inc.*	172	4,417
Twist Bioscience Corp.*	139	4,409
Aurinia Pharmaceuticals, Inc.*	276	4,402
Avadel Pharmaceuticals plc*	204	4,396
Artivion, Inc.*	96	4,379
AtriCure, Inc.*	110	4,352
Nurix Therapeutics, Inc.*	229	4,344
Turning Point Brands, Inc.	40	4,336
Amneal Pharmaceuticals, Inc.*	344	4,334
Strategic Education, Inc.	54	4,331
Arcus Biosciences, Inc.*	180	4,289
Disc Medicine, Inc.*	54	4,288
Pediatrix Medical Group, Inc.*	200	4,278

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Consumer, Non-cyclical - 10.1% (continued)
EVERTEC, Inc.	147	$4,276
Simply Good Foods Co.*	212	4,257
Perdoceo Education Corp.	144	4,224
Vericel Corp.*	115	4,141
Syndax Pharmaceuticals, Inc.*	195	4,097
Celldex Therapeutics, Inc.*	150	4,074
Immunovant, Inc.*	160	4,067
10X Genomics, Inc. — Class A*	247	4,029
TriNet Group, Inc.	68	4,021
Andersons, Inc.	75	3,988
National Healthcare Corp.	29	3,976
Marqeta, Inc. — Class A*	834	3,961
MannKind Corp.*	691	3,918
Edgewise Therapeutics, Inc.*	157	3,896
LeMaitre Vascular, Inc.	48	3,893
Mineralys Therapeutics, Inc.*	107	3,883
PACS Group, Inc.*	101	3,877
PROCEPT BioRobotics Corp.*,1	123	3,870
Flywire Corp.*	268	3,795
UFP Technologies, Inc.*	17	3,775
Harmony Biosciences Holdings, Inc.*	100	3,742
BioCryst Pharmaceuticals, Inc.*	478	3,728
Fortrea Holdings, Inc.*	213	3,674
Legence Corp. — Class A*	85	3,658
Select Medical Holdings Corp.	246	3,653
Agios Pharmaceuticals, Inc.*	132	3,593
ICF International, Inc.	42	3,583
Payoneer Global, Inc.*	636	3,574
Inter Parfums, Inc.	42	3,563
Recursion Pharmaceuticals, Inc. — Class A*,1	869	3,554
Enovis Corp.*	133	3,543
Dynavax Technologies Corp.*,1	230	3,537
Harrow, Inc.*	72	3,528
Neogen Corp.*	499	3,488
NeoGenomics, Inc.*	295	3,469
Tandem Diabetes Care, Inc.*,1	157	3,451
Olema Pharmaceuticals, Inc.*	136	3,400
Axogen, Inc.*	103	3,371
Collegium Pharmaceutical, Inc.*	72	3,334
Willdan Group, Inc.*	32	3,317
ANI Pharmaceuticals, Inc.*	42	3,316
J & J Snack Foods Corp.	36	3,253
Spectrum Brands Holdings, Inc.	55	3,249
Ardelyx, Inc.*	553	3,224
Arlo Technologies, Inc.*	227	3,176
Insperity, Inc.	82	3,175
EyePoint, Inc.*	173	3,161
Azenta, Inc.*	93	3,093
Healthcare Services Group, Inc.*	161	3,078
Novocure Ltd.*	238	3,077
Herbalife Ltd.*	237	3,055
Stoke Therapeutics, Inc.*	96	3,047
Zymeworks, Inc.*	115	3,028
CRA International, Inc.	15	3,010
CONMED Corp.	73	2,964
Universal Corp.	55	2,901
Legalzoom.com, Inc.*	291	2,890
Teladoc Health, Inc.*	412	2,884
Mind Medicine MindMed, Inc.*	215	2,879
Innoviva, Inc.*	144	2,879
John Wiley & Sons, Inc. — Class A1	93	2,849
Dole plc	189	2,833
Surgery Partners, Inc.*	181	2,797
TreeHouse Foods, Inc.*	118	2,784
Taysha Gene Therapies, Inc.*	504	2,772
Xeris Biopharma Holdings, Inc.*	352	2,763
Universal Technical Institute, Inc.*	105	2,744
US Physical Therapy, Inc.	35	2,733
Beta Bionics, Inc.*	89	2,712
Fresh Del Monte Produce, Inc.	76	2,708
First Advantage Corp.*	186	2,703
STAAR Surgical Co.*	117	2,702
PROG Holdings, Inc.	91	2,684
LifeStance Health Group, Inc.*	380	2,675
Oruka Therapeutics, Inc.*	88	2,667
Cimpress plc*	40	2,664
Pacira BioSciences, Inc.*	102	2,640
Relay Therapeutics, Inc.*	311	2,631
Capricor Therapeutics, Inc.*	90	2,597
Trevi Therapeutics, Inc.*	207	2,592
Vital Farms, Inc.*	81	2,587
Castle Biosciences, Inc.*	65	2,528
Xencor, Inc.*	165	2,526
CompoSecure, Inc. — Class A*	131	2,526
Amylyx Pharmaceuticals, Inc.*	203	2,452
Biohaven Ltd.*	212	2,394
Coursera, Inc.*	324	2,385
Astrana Health, Inc.*	96	2,382
Novavax, Inc.*,1	351	2,359
Ingles Markets, Inc. — Class A	34	2,331
Deluxe Corp.	104	2,322
Dianthus Therapeutics, Inc.*	56	2,308
Omeros Corp.*	132	2,267
CareDx, Inc.*	119	2,242
Grocery Outlet Holding Corp.*	221	2,232
Pennant Group, Inc.*	79	2,224
Amphastar Pharmaceuticals, Inc.*	83	2,223
Sezzle, Inc.*	35	2,222
Clover Health Investments Corp.*	943	2,216
NPK International, Inc.*	183	2,181
AdaptHealth Corp.*	217	2,161
Upbound Group, Inc.	123	2,160
Tango Therapeutics, Inc.*,1	243	2,153
Kodiak Sciences, Inc.*	77	2,153
BioLife Solutions, Inc.*	89	2,152
BrightView Holdings, Inc.*	167	2,116
Barrett Business Services, Inc.	58	2,100
Intellia Therapeutics, Inc.*	231	2,077
Driven Brands Holdings, Inc.*	140	2,075
Upstream Bio, Inc.*	76	2,063
MBX Biosciences, Inc.*	65	2,050
UroGen Pharma Ltd.*	87	2,038
AnaptysBio, Inc.*	42	2,036
Weis Markets, Inc.	31	1,987
Esperion Therapeutics, Inc.*	534	1,976
Alight, Inc. — Class A	1,012	1,973
Rapport Therapeutics, Inc.*	65	1,972
Integra LifeSciences Holdings Corp.*	157	1,950
Savara, Inc.*	323	1,948
Kura Oncology, Inc.*	185	1,922
Iovance Biotherapeutics, Inc.*	702	1,916

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Consumer, Non-cyclical - 10.1% (continued)
MiMedx Group, Inc.*	278	$1,882
Maze Therapeutics, Inc.*	45	1,864
iRadimed Corp.	19	1,848
Matthews International Corp. — Class A	70	1,828
Arvinas, Inc.*	154	1,826
Edgewell Personal Care Co.	106	1,807
Vestis Corp.*	270	1,801
Phibro Animal Health Corp. — Class A	48	1,793
National Beverage Corp.*	56	1,786
Utz Brands, Inc.	170	1,765
CorMedix, Inc.*	151	1,756
Rigel Pharmaceuticals, Inc.*	41	1,756
SI-BONE, Inc.*	89	1,755
Precigen, Inc.*	412	1,722
Monte Rosa Therapeutics, Inc.*,1	109	1,709
Arbutus Biopharma Corp.*	355	1,708
Butterfly Network, Inc.*	448	1,702
Geron Corp.*	1,270	1,676
Palvella Therapeutics, Inc.*	16	1,675
Lincoln Educational Services Corp.*	69	1,666
Theravance Biopharma, Inc.*	89	1,665
Inhibrx Biosciences, Inc.*	21	1,659
Jade Biosciences, Inc.	106	1,636
Embecta Corp.	137	1,628
Quanex Building Products Corp.	105	1,615
Green Dot Corp. — Class A*	126	1,614
Compass Therapeutics, Inc.*	299	1,606
REGENXBIO, Inc.*	110	1,584
Day One Biopharmaceuticals, Inc.*	169	1,575
American Public Education, Inc.*	41	1,550
Sana Biotechnology, Inc.*,1	377	1,534
Sionna Therapeutics, Inc.*	37	1,522
Erasca, Inc.*	407	1,514
Phathom Pharmaceuticals, Inc.*	91	1,510
ARS Pharmaceuticals, Inc.*,1	129	1,503
Tootsie Roll Industries, Inc.[1]	41	1,502
Replimune Group, Inc.*	154	1,497
Tyra Biosciences, Inc.*	56	1,472
Emergent BioSolutions, Inc.*	119	1,471
Tactile Systems Technology, Inc.*	50	1,450
KalVista Pharmaceuticals, Inc.*	89	1,437
Lexeo Therapeutics, Inc.*	144	1,430
Hertz Global Holdings, Inc.*	277	1,424
AMN Healthcare Services, Inc.*	90	1,418
Monro, Inc.[1]	70	1,403
Carriage Services, Inc. — Class A	33	1,396
Septerna, Inc.*	50	1,394
Cytek Biosciences, Inc.*	276	1,394
Enliven Therapeutics, Inc.*	90	1,386
Zenas Biopharma, Inc.*,1	38	1,380
Orthofix Medical, Inc.*	91	1,380
Gossamer Bio, Inc.*	443	1,373
Keros Therapeutics, Inc.*	67	1,364
Guardian Pharmacy Services, Inc. — Class A*	45	1,354
ArriVent Biopharma, Inc.*,1	67	1,348
ImmunityBio, Inc.*,1	674	1,335
Udemy, Inc.*	228	1,334
Myriad Genetics, Inc.*	214	1,316
Aquestive Therapeutics, Inc.*	202	1,305
Aveanna Healthcare Holdings, Inc.*	159	1,299
Kforce, Inc.	42	1,299
Mister Car Wash, Inc.*,1	233	1,295
Fulgent Genetics, Inc.*	49	1,287
Ceribell, Inc.*	58	1,272
John B Sanfilippo & Son, Inc.	18	1,271
Janux Therapeutics, Inc.*	92	1,270
Ironwood Pharmaceuticals, Inc. — Class A*	375	1,264
Vir Biotechnology, Inc.*	209	1,260
Transcat, Inc.*	22	1,248
Cullinan Therapeutics, Inc.*	120	1,242
ORIC Pharmaceuticals, Inc.*,1	151	1,235
Seneca Foods Corp. — Class A*	11	1,217
Bicara Therapeutics, Inc.*	72	1,212
Pacific Biosciences of California, Inc.*	648	1,212
Kestra Medical Technologies Ltd.*	45	1,193
Avanos Medical, Inc.*	105	1,179
AngioDynamics, Inc.*	91	1,168
Cass Information Systems, Inc.	28	1,163
Hackett Group, Inc.	59	1,158
Vanda Pharmaceuticals, Inc.*	131	1,155
Mission Produce, Inc.*	99	1,148
Helen of Troy Ltd.*	54	1,148
Zevra Therapeutics, Inc.*	127	1,138
Fulcrum Therapeutics, Inc.*	100	1,131
Annexon, Inc.*	225	1,130
Varex Imaging Corp.*	96	1,118
Astria Therapeutics, Inc.*	85	1,113
Alumis, Inc.*	113	1,103
Mama’s Creations, Inc.*	80	1,079
Enhabit, Inc.*	116	1,069
OPKO Health, Inc.*	847	1,067
Ennis, Inc.	58	1,045
Eton Pharmaceuticals, Inc.*	60	1,015
LB Pharmaceuticals, Inc.*	44	979
Community Health Systems, Inc.*	305	952
Akebia Therapeutics, Inc.*	586	943
Corvus Pharmaceuticals, Inc.*	122	939
Personalis, Inc.*	117	931
Absci Corp.*	256	893
Cerus Corp.*	433	892
Prothena Corporation plc*	91	869
NeuroPace, Inc.*	56	865
Bright Minds Biosciences, Inc.*	11	858
SunOpta, Inc.*	225	855
Calavo Growers, Inc.	39	848
SELLAS Life Sciences Group, Inc.*,1	223	841
ClearPoint Neuro, Inc.*	61	834
RxSight, Inc.*	80	834
Evolus, Inc.*	125	831
Organogenesis Holdings, Inc.*	160	829
Maravai LifeSciences Holdings, Inc. — Class A*	255	829
Verastem, Inc.*	106	818

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Consumer, Non-cyclical - 10.1% (continued)
Custom Truck One Source, Inc.*	141	$812
Bioventus, Inc. — Class A*	108	804
MGP Ingredients, Inc.	33	802
Prime Medicine, Inc.*	227	788
MeiraGTx Holdings plc*	98	779
Solid Biosciences, Inc.*	138	778
B&G Foods, Inc.[1]	181	778
Niagen Bioscience, Inc.*	122	776
Tejon Ranch Co.*	49	773
ACCO Brands Corp.	205	765
Ginkgo Bioworks Holdings, Inc.*	91	756
Natural Grocers by Vitamin Cottage, Inc.	30	752
Village Super Market, Inc. — Class A	21	743
Enanta Pharmaceuticals, Inc.*	47	741
BioAge Labs, Inc.*	56	741
Nature’s Sunshine Products, Inc.*	34	734
Cadiz, Inc.*	129	724
Strata Critical Medical, Inc.*	150	721
Beyond Meat, Inc.*,1	875	717
Delcath Systems, Inc.*	71	717
OrthoPediatrics Corp.*	40	710
4D Molecular Therapeutics, Inc.*	94	705
Anavex Life Sciences Corp.*	196	698
Rocket Pharmaceuticals, Inc.*	197	691
MapLight Therapeutics, Inc.*	39	685
Entrada Therapeutics, Inc.*	66	679
Aldeyra Therapeutics, Inc.*	127	658
Altimmune, Inc.*	181	653
Atea Pharmaceuticals, Inc.*	180	643
Aclaris Therapeutics, Inc.*	212	638
Distribution Solutions Group, Inc.*	23	630
Kelly Services, Inc. — Class A	71	625
Paysafe Ltd.*	76	615
Viemed Healthcare, Inc.*	82	609
LENZ Therapeutics, Inc.*	38	608
Target Hospitality Corp.*	75	601
ADC Therapeutics S.A.*	170	600
Cross Country Healthcare, Inc.*	73	591
Puma Biotechnology, Inc.*	99	589
SIGA Technologies, Inc.	96	587
XOMA Royalty Corp.*	22	585
KORU Medical Systems, Inc.*	100	581
Pulse Biosciences, Inc.*	42	577
Honest Company, Inc.*	219	565
National Research Corp. — Class A	30	563
Repay Holdings Corp.*	154	562
Nathan’s Famous, Inc.	6	561
Quanterix Corp.*	86	547
Tectonic Therapeutic, Inc.*,1	26	542
Abeona Therapeutics, Inc.*	102	538
Lifecore Biomedical, Inc.*	65	532
Design Therapeutics, Inc.*	56	525
Monopar Therapeutics, Inc.*	8	522
Candel Therapeutics, Inc.*,1	92	520
USANA Health Sciences, Inc.*	26	510
agilon health, Inc.*	724	499
Accendra Health, Inc.*	177	496
DiaMedica Therapeutics, Inc.*	62	494
Limoneira Co.	39	492
Allogene Therapeutics, Inc.*	356	488
Oncology Institute, Inc.*	137	488
Spire Global, Inc.*,1	64	480
Information Services Group, Inc.	83	480
Aura Biosciences, Inc.*	88	480
SANUWAVE Health, Inc.*	16	477
Ardent Health, Inc.*	54	477
Neurogene, Inc.*,1	23	474
Alico, Inc.	13	473
Heron Therapeutics, Inc.*	359	467
Electromed, Inc.*	16	466
USCB Financial Holdings, Inc.	25	460
Benitec Biopharma, Inc.*	34	458
Olaplex Holdings, Inc.*	329	441
Franklin Covey Co.*	26	436
OmniAb, Inc.*	235	435
Voyager Therapeutics, Inc.*	109	428
Quad/Graphics, Inc.	68	426
OraSure Technologies, Inc.*	176	426
Sonida Senior Living, Inc.*	13	424
Fennec Pharmaceuticals, Inc.*	55	423
Nano-X Imaging Ltd.*	151	423
Foghorn Therapeutics, Inc.*	77	416
Cardiff Oncology, Inc.*	145	407
Editas Medicine, Inc.*	198	406
Protara Therapeutics, Inc.*	76	405
Utah Medical Products, Inc.	7	392
Perspective Therapeutics, Inc.*	140	385
Resources Connection, Inc.	76	383
Larimar Therapeutics, Inc.*	99	377
Inogen, Inc.*	56	376
Chaince Digital Holdings, Inc.*	75	373
Beauty Health Co.*	268	373
Rezolute, Inc.*,1	156	368
MaxCyte, Inc.*	237	367
Quantum-Si, Inc.*	331	364
Arcturus Therapeutics Holdings, Inc.*	59	362
Coherus Oncology, Inc.*	249	354
Westrock Coffee Co.*	85	346
MediWound Ltd.*	18	332
Acme United Corp.	8	322
Priority Technology Holdings, Inc.*	59	322
KinderCare Learning Companies, Inc.*	74	320
Stereotaxis, Inc.*	134	308
Semler Scientific, Inc.*	20	306
Joint Corp.*	35	305
TrueBlue, Inc.*	67	305
Acacia Research Corp.*	80	299
Greenwich Lifesciences, Inc.*	14	294
Protalix BioTherapeutics, Inc.*	163	293
Lifeway Foods, Inc.*	12	291
Inhibikase Therapeutics, Inc.*	141	289
Humacyte, Inc.*	294	282
Tonix Pharmaceuticals Holding Corp.*	18	281
Anika Therapeutics, Inc.*	29	279
Treace Medical Concepts, Inc.*	112	274
CVRx, Inc.*	38	270
Medifast, Inc.*,1	25	267
TriSalus Life Sciences, Inc.*	37	258

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Consumer, Non-cyclical - 10.1% (continued)
LENSAR, Inc.*	22	$256
Alector, Inc.*	162	253
Fate Therapeutics, Inc.*	255	251
Anteris Technologies Global Corp.*	50	249
RCM Technologies, Inc.*	12	245
European Wax Center, Inc. — Class A*	68	245
Innovage Holding Corp.*	47	244
Nkarta, Inc.*	125	231
Hain Celestial Group, Inc.*	212	227
Nuvectis Pharma, Inc.*	30	227
Alta Equipment Group, Inc.	48	221
Forrester Research, Inc.*	27	219
Journey Medical Corp.*	28	216
CPI Card Group, Inc.*	14	206
Eledon Pharmaceuticals, Inc.*	136	205
HF Foods Group, Inc.*	94	202
Pulmonx Corp.*	90	199
Accuray, Inc.*	238	196
DocGo, Inc.*	214	188
Waldencast plc — Class A*	99	186
Biote Corp. — Class A*	68	177
SoundThinking, Inc.*	22	177
Lucid Diagnostics, Inc.*	161	175
Zevia PBC — Class A*	74	172
Aardvark Therapeutics, Inc.*	13	171
Sanara Medtech, Inc.*	7	163
BRC, Inc. — Class A*	145	161
aTyr Pharma, Inc.*	203	159
Cartesian Therapeutics, Inc.*	22	159
Outset Medical, Inc.*	42	156
Lifevantage Corp.	25	154
Gyre Therapeutics, Inc.*	21	148
Emerald Holding, Inc.	33	147
FitLife Brands, Inc.*	9	146
HireQuest, Inc.	13	137
Forafric Global plc*	12	132
Korro Bio, Inc.*	16	128
Ispire Technology, Inc.*	44	123
Neuronetics, Inc.*	85	117
Avita Medical, Inc.*	28	97
Alpha Teknova, Inc.*	25	95
Actuate Therapeutics, Inc.*	14	86
MarketWise, Inc.	5	75
Solesence, Inc.*	44	70
Myomo, Inc.*	76	69
Inmune Bio, Inc.*	39	61
AirSculpt Technologies, Inc.*	30	59
SBC Medical Group Holdings, Inc.*	13	56
TuHURA Biosciences, Inc.*	60	45
Nektar Therapeutics*	1	42
Tvardi Therapeutics, Inc.*	8	34
Atlantic International Corp.*	25	33
Tevogen Bio Holdings, Inc.*	66	22
Ligand Pharmaceuticals, Inc.*,†††	42	-
Ligand Pharmaceuticals, Inc.*,†††	42	-
Total Consumer, Non-cyclical		1,553,340
Financial - 10.1%
UMB Financial Corp.	166	19,097
CareTrust REIT, Inc.	514	18,586
Cadence Bank	427	18,293
American Healthcare REIT, Inc.[1]	386	18,165
Old National Bancorp	800	17,848
Jackson Financial, Inc. — Class A	158	16,851
Essent Group Ltd.	217	14,107
Terreno Realty Corp. REIT	234	13,738
Piper Sandler Cos.	40	13,588
Essential Properties Realty Trust, Inc. REIT[1]	454	13,466
Ryman Hospitality Properties, Inc. REIT	141	13,341
Valley National Bancorp	1,108	12,941
Glacier Bancorp, Inc.	293	12,907
Hancock Whitney Corp.	194	12,354
United Bankshares, Inc.	320	12,288
Home BancShares, Inc.	430	11,945
Kite Realty Group Trust REIT	497	11,913
Compass, Inc. — Class A*	1,121	11,849
Moelis & Co. — Class A	170	11,686
Selective Insurance Group, Inc.	139	11,630
Atlantic Union Bankshares Corp.	326	11,508
Ameris Bancorp	151	11,215
Radian Group, Inc.	310	11,157
Cipher Mining, Inc.*	741	10,937
Macerich Co. REIT	580	10,707
Axos Financial, Inc.*	124	10,684
StoneX Group, Inc.*	112	10,655
Sabra Health Care REIT, Inc. [1]	543	10,284
Phillips Edison & Company, Inc. REIT	289	10,280
StepStone Group, Inc. — Class A	159	10,203
Riot Platforms, Inc.*	797	10,098
Hut 8 Corp.*	219	10,061
Lemonade, Inc.*,1	138	9,823
Associated Banc-Corp.	380	9,789
Core Scientific, Inc.*	663	9,653
Independence Realty Trust, Inc. REIT	546	9,544
Texas Capital Bancshares, Inc.*	104	9,416
CNO Financial Group, Inc.	220	9,343
Eastern Bankshares, Inc.	506	9,326
First Financial Bankshares, Inc.	307	9,170
PennyMac Financial Services, Inc.	67	8,833
HA Sustainable Infrastructure Capital, Inc.	279	8,769
United Community Banks, Inc.	280	8,742
Flagstar Bank North America	694	8,737
PJT Partners, Inc. — Class A	52	8,694
Enova International, Inc.*	55	8,646
Upstart Holdings, Inc.*,1	196	8,571
Cushman & Wakefield Ltd.*	529	8,565
Tanger, Inc. REIT	255	8,509
ServisFirst Bancshares, Inc.	118	8,471
Genworth Financial, Inc. — Class A*	929	8,389
International Bancshares Corp.	125	8,305
Independent Bank Corp.	113	8,258
National Health Investors, Inc. REIT	108	8,248
Outfront Media, Inc. REIT	338	8,146
Palomar Holdings, Inc.*	60	8,086
Fulton Financial Corp.	417	8,061
Terawulf, Inc.*,1	693	7,963
Bread Financial Holdings, Inc.	105	7,773

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Financial - 10.1% (continued)
BankUnited, Inc.	172	$7,666
MARA Holdings, Inc.*,1	849	7,624
Renasant Corp.	215	7,572
First BanCorp	363	7,525
SL Green Realty Corp. REIT	164	7,523
Broadstone Net Lease, Inc. REIT	433	7,521
BGC Group, Inc. — Class A	828	7,394
Cathay General Bancorp	152	7,355
NMI Holdings, Inc. — Class A*	179	7,301
COPT Defense Properties REIT	260	7,228
WesBanco, Inc.	216	7,180
WSFS Financial Corp.	128	7,071
First Interstate BancSystem, Inc. — Class A	204	7,058
PotlatchDeltic Corp. REIT	176	7,001
Community Financial System, Inc.	121	6,950
Blackstone Mortgage Trust, Inc. — Class A REIT	363	6,944
LXP Industrial Trust REIT	133	6,594
Bancorp, Inc.*	97	6,549
Cleanspark, Inc.*	634	6,416
Victory Capital Holdings, Inc. — Class A	101	6,372
Seacoast Banking Corporation of Florida	200	6,284
Simmons First National Corp. — Class A	330	6,221
Acadia Realty Trust REIT	302	6,203
Bank of Hawaii Corp.	90	6,153
Apple Hospitality REIT, Inc.	512	6,067
McGrath RentCorp	56	5,876
Newmark Group, Inc. — Class A	338	5,861
Artisan Partners Asset Management, Inc. — Class A	143	5,826
Provident Financial Services, Inc.	294	5,806
Mercury General Corp.	61	5,738
WaFd, Inc.	178	5,701
Banc of California, Inc.	293	5,652
Urban Edge Properties REIT	291	5,584
CVB Financial Corp.	299	5,561
TowneBank	166	5,539
First Financial Bancorp	218	5,454
Four Corners Property Trust, Inc. REIT	234	5,396
FB Financial Corp.	96	5,357
Customers Bancorp, Inc.*	73	5,338
Dave, Inc.*	24	5,314
Park National Corp.	34	5,174
St. Joe Co.	87	5,165
Curbline Properties Corp. REIT	222	5,153
SiriusPoint Ltd.*	234	5,122
BancFirst Corp.	48	5,089
InvenTrust Properties Corp. REIT	178	5,021
Beacon Financial Corp.	190	5,010
Trustmark Corp.	128	4,986
First Merchants Corp.	132	4,947
LendingClub Corp.*	259	4,905
Banner Corp.	78	4,887
NBT Bancorp, Inc.	117	4,858
Webull Corp.*	624	4,849
Marex Group plc	125	4,795
Bank of NT Butterfield & Son Ltd.	95	4,733
Dynex Capital, Inc. REIT	336	4,707
First Bancorp	92	4,673
HCI Group, Inc.	24	4,600
First Busey Corp.	193	4,591
ARMOUR Residential REIT, Inc.[1]	258	4,564
Enterprise Financial Services Corp.	84	4,536
Walker & Dunlop, Inc.	75	4,511
Stewart Information Services Corp.	64	4,497
Horace Mann Educators Corp.	93	4,295
DiamondRock Hospitality Co. REIT	471	4,220
Skyward Specialty Insurance Group, Inc.*	82	4,191
OFG Bancorp	101	4,139
Douglas Emmett, Inc. REIT	370	4,066
Burford Capital Ltd.	450	4,014
First Commonwealth Financial Corp.	238	4,013
Pagseguro Digital Ltd. — Class A	416	4,010
Northwest Bancshares, Inc.	332	3,984
Goosehead Insurance, Inc. — Class A	54	3,977
Baldwin Insurance Group, Inc. — Class A*	165	3,965
Cohen & Steers, Inc.	63	3,955
Stock Yards Bancorp, Inc.	60	3,897
Global Net Lease, Inc. REIT	453	3,896
City Holding Co.	32	3,814
Sunstone Hotel Investors, Inc. REIT	416	3,719
Pathward Financial, Inc.	52	3,692
Farmer Mac — Class C	21	3,687
Nicolet Bankshares, Inc.	30	3,639
LTC Properties, Inc. REIT	104	3,576
Elme Communities REIT	201	3,497
Arbor Realty Trust, Inc. REIT[1]	448	3,477
Nelnet, Inc. — Class A	26	3,457
Alexander & Baldwin, Inc. REIT	167	3,447
Coastal Financial Corp.*	30	3,438
WisdomTree, Inc.[1]	282	3,438
S&T Bancorp, Inc.	87	3,423
Anywhere Real Estate, Inc.*	241	3,413
NETSTREIT Corp.[1]	192	3,387
Hilltop Holdings, Inc.	99	3,360
Getty Realty Corp. REIT	122	3,339
Triumph Financial, Inc.*,1	53	3,319
Stellar Bancorp, Inc.	107	3,311
Lakeland Financial Corp.	58	3,309
National Bank Holdings Corp. — Class A	87	3,307
TriCo Bancshares	69	3,269
German American Bancorp, Inc.	83	3,252
Trupanion, Inc.*	85	3,176
QCR Holdings, Inc.	38	3,165
Apollo Commercial Real Estate Finance, Inc. REIT	319	3,088
Xenia Hotels & Resorts, Inc. REIT	217	3,068
Pebblebrook Hotel Trust REIT[1]	269	3,045
Sila Realty Trust, Inc. REIT	130	3,030

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Financial - 10.1% (continued)
Hope Bancorp, Inc.	274	$3,003
Innovative Industrial Properties, Inc. REIT	63	2,984
Ellington Financial, Inc. REIT	217	2,947
Acadian Asset Management, Inc.	62	2,914
UMH Properties, Inc. REIT	183	2,912
Hamilton Insurance Group Ltd. — Class B*	103	2,874
Ladder Capital Corp. — Class A REIT	261	2,868
ConnectOne Bancorp, Inc.	109	2,858
ProAssurance Corp.*	117	2,827
Live Oak Bancshares, Inc.	81	2,782
Encore Capital Group, Inc.*	51	2,772
Kennedy-Wilson Holdings, Inc.	284	2,746
Dime Community Bancshares, Inc.	91	2,738
1st Source Corp.	43	2,687
Safety Insurance Group, Inc.	34	2,649
Origin Bancorp, Inc.	70	2,633
Westamerica BanCorp	55	2,631
F&G Annuities & Life, Inc.	85	2,622
PennyMac Mortgage Investment Trust REIT	205	2,573
Two Harbors Investment Corp. REIT	245	2,573
Veris Residential, Inc. REIT	172	2,559
Bank First Corp.	21	2,558
Preferred Bank/Los Angeles CA	27	2,550
Enact Holdings, Inc.	64	2,537
Centerspace REIT	38	2,535
Orchid Island Capital, Inc. REIT	350	2,520
Fidelis Insurance Holdings Ltd.	128	2,505
Diversified Healthcare Trust REIT	515	2,498
Perella Weinberg Partners	143	2,474
Peoples Bancorp, Inc.	82	2,462
Virtus Investment Partners, Inc.	15	2,447
Piedmont Realty Trust, Inc. — Class A REIT	292	2,435
Miami International Holdings, Inc.*	54	2,397
Bitdeer Technologies Group — Class A*	210	2,354
RLJ Lodging Trust REIT	314	2,339
JBG SMITH Properties REIT[1]	137	2,330
Chimera Investment Corp. REIT	187	2,324
American Assets Trust, Inc. REIT	122	2,309
OceanFirst Financial Corp.	128	2,298
MFA Financial, Inc. REIT	242	2,253
Tompkins Financial Corp.	31	2,248
Old Second Bancorp, Inc.	115	2,242
Patria Investments Ltd. — Class A	141	2,240
Employers Holdings, Inc.	51	2,202
Univest Financial Corp.	65	2,128
Empire State Realty Trust, Inc. — Class A REIT	324	2,113
Plymouth Industrial REIT, Inc.	96	2,101
Community Trust Bancorp, Inc.	37	2,090
Merchants Bancorp	61	2,078
Southside Bancshares, Inc.	68	2,067
Resolute Holdings Management, Inc.*	10	2,064
Smartstop Self Storage REIT, Inc.	66	2,042
Universal Insurance Holdings, Inc.	60	2,028
Navient Corp.	155	2,015
Burke & Herbert Financial Services Corp.	32	1,994
Easterly Government Properties, Inc. REIT	93	1,971
Capitol Federal Financial, Inc.	289	1,968
Central Pacific Financial Corp.	62	1,932
Franklin BSP Realty Trust, Inc. REIT	192	1,926
First Mid Bancshares, Inc.	49	1,911
Brookfield Business Corp. — Class A	53	1,902
Hanmi Financial Corp.	70	1,892
Heritage Financial Corp.	80	1,892
Byline Bancorp, Inc.	64	1,866
Apartment Investment and Management Co. — Class A REIT	310	1,841
TrustCo Bank Corporation NY	44	1,819
Safehold, Inc. REIT	132	1,807
Root, Inc. — Class A*	25	1,806
NB Bancorp, Inc.	91	1,804
United Fire Group, Inc.	49	1,781
Mercantile Bank Corp.	37	1,780
Northeast Bank	17	1,767
Business First Bancshares, Inc.	67	1,751
Esquire Financial Holdings, Inc.	17	1,735
Horizon Bancorp, Inc.	102	1,730
AMERISAFE, Inc.	45	1,728
CNB Financial Corp.	66	1,727
Cannae Holdings, Inc.	108	1,699
Amerant Bancorp, Inc.	87	1,697
BrightSpire Capital, Inc. REIT	303	1,697
Heritage Commerce Corp.	141	1,693
Camden National Corp.	39	1,692
Amalgamated Financial Corp.	52	1,666
eXp World Holdings, Inc.	184	1,665
PRA Group, Inc.*	93	1,645
HomeTrust Bancshares, Inc.	38	1,632
First Financial Corp.	27	1,631
Mechanics Bancorp — Class A	111	1,624
Metropolitan Bank Holding Corp.	21	1,604
Redwood Trust, Inc. REIT	289	1,598
NexPoint Residential Trust, Inc. REIT	53	1,595
CBL & Associates Properties, Inc. REIT	43	1,591
Orrstown Financial Services, Inc.	44	1,558
Heritage Insurance Holdings, Inc.*	53	1,551
Independent Bank Corp.	47	1,529
Marcus & Millichap, Inc.	56	1,528
Equity Bancshares, Inc. — Class A	33	1,473
Whitestone REIT — Class B	106	1,472
Financial Institutions, Inc.	47	1,465

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Financial - 10.1% (continued)
MidWestOne Financial Group, Inc.	38	$1,463
Adamas Trust, Inc. REIT	200	1,460
Mid Penn Bancorp, Inc.	47	1,458
Capital City Bank Group, Inc.	33	1,405
Bit Digital, Inc.*	740	1,399
Eagle Bancorp, Inc.	65	1,392
TPG RE Finance Trust, Inc. REIT	161	1,386
Northrim BanCorp, Inc.	52	1,384
LendingTree, Inc.*	26	1,380
Republic Bancorp, Inc. — Class A	20	1,380
Southern Missouri Bancorp, Inc.	23	1,360
Aspen Insurance Holdings Ltd. — Class A*	36	1,336
Washington Trust Bancorp, Inc.	45	1,330
Five Star Bancorp	37	1,324
NerdWallet, Inc. — Class A*	97	1,314
CTO Realty Growth, Inc. REIT	71	1,307
Invesco Mortgage Capital, Inc. REIT	155	1,304
Shore Bancshares, Inc.	72	1,273
Hippo Holdings, Inc.*	42	1,263
SmartFinancial, Inc.	34	1,258
Summit Hotel Properties, Inc. REIT	258	1,256
P10, Inc. — Class A1	128	1,256
First Community Bankshares, Inc.	37	1,248
Armada Hoffler Properties, Inc. REIT	188	1,245
Peakstone Realty Trust REIT	86	1,234
Great Southern Bancorp, Inc.	20	1,231
Arrow Financial Corp.	39	1,225
Metrocity Bankshares, Inc.	46	1,221
Slide Insurance Holdings, Inc.*	62	1,208
Alerus Financial Corp.	53	1,194
Brandywine Realty Trust REIT	404	1,180
GCM Grosvenor, Inc. — Class A	104	1,177
Universal Health Realty Income Trust REIT	30	1,176
South Plains Financial, Inc.	30	1,164
ACNB Corp.	24	1,160
Hudson Pacific Properties, Inc. REIT*	107	1,159
Flushing Financial Corp.	76	1,153
Farmers National Banc Corp.	86	1,146
Gladstone Commercial Corp. REIT	107	1,142
Third Coast Bancshares, Inc.*	30	1,140
Hingham Institution For Savings[1]	4	1,136
Firstsun Capital Bancorp*	30	1,129
KKR Real Estate Finance Trust, Inc. REIT[1]	134	1,102
Alexander’s, Inc. REIT	5	1,090
Bar Harbor Bankshares	35	1,087
Peoples Financial Services Corp.	22	1,072
Forge Global Holdings, Inc.*	24	1,069
Carter Bankshares, Inc.*	54	1,062
Peapack-Gladstone Financial Corp.	38	1,058
Bowhead Specialty Holdings, Inc.*	37	1,056
FTAI Infrastructure, Inc.	229	1,056
Community Healthcare Trust, Inc. REIT	64	1,051
First Business Financial Services, Inc.	19	1,032
Diamond Hill Investment Group, Inc.	6	1,017
Midland States Bancorp, Inc.	48	1,016
International Money Express, Inc.*	66	1,014
Global Medical REIT, Inc.	30	1,012
Northfield Bancorp, Inc.	88	1,006
Tiptree, Inc. — Class A	55	1,005
ChoiceOne Financial Services, Inc.	34	1,004
Columbia Financial, Inc.*	64	995
Kearny Financial Corp.	134	993
California BanCorp	53	990
Sierra Bancorp	29	948
Southern First Bancshares, Inc.*	18	927
Home Bancorp, Inc.	16	925
First Foundation, Inc.*	149	918
Saul Centers, Inc. REIT	29	914
Bank of Marin Bancorp	35	910
Real Brokerage, Inc.*	249	909
Greenlight Capital Re Ltd. — Class A*	62	904
NET Lease Office Properties REIT	35	903
Unity Bancorp, Inc.	17	879
Community West Bancshares	39	877
One Liberty Properties, Inc. REIT	43	872
Atlanticus Holdings Corp.*	13	870
Farmland Partners, Inc. REIT	89	862
Bridgewater Bancshares, Inc.*	49	859
Postal Realty Trust, Inc. — Class A REIT	53	855
Regional Management Corp.	22	853
World Acceptance Corp.*	6	842
First Bank/Hamilton NJ	51	839
RBB Bancorp	40	826
Abacus Global Management, Inc.	94	804
Civista Bancshares, Inc.	36	800
Northpointe Bancshares, Inc.	47	789
Red River Bancshares, Inc.	11	786
Bankwell Financial Group, Inc.	17	779
Octave Specialty Group, Inc.*	100	778
West BanCorp, Inc.	35	777
MBIA, Inc.*	107	766
Capital Bancorp, Inc.	27	761
Donegal Group, Inc. — Class A	38	759
Compass Diversified Holdings	158	758
SITE Centers Corp. REIT	118	758
Ponce Financial Group, Inc.*	46	752
Investors Title Co.	3	749
Chatham Lodging Trust REIT	109	742
Farmers & Merchants Bancorp Incorporated/Archbold OH	30	742
Ready Capital Corp. REIT	339	739
Onity Group, Inc.*	16	733
Gladstone Land Corp. REIT	80	732

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Financial - 10.1% (continued)
American Coastal Insurance Corp.	57	$720
Colony Bankcorp, Inc.	40	713
GBank Financial Holdings, Inc.*	21	712
Citizens & Northern Corp.[1]	35	706
BayCom Corp.	24	706
HBT Financial, Inc.	27	698
MVB Financial Corp.	27	697
Industrial Logistics Properties Trust REIT	125	693
Primis Financial Corp.	49	682
Service Properties Trust REIT	363	668
First Bancorp, Inc.	25	661
Claros Mortgage Trust, Inc. REIT*	216	661
FS Bancorp, Inc.	16	659
Northeast Community Bancorp, Inc.	29	656
City Office REIT, Inc.	92	643
Blue Ridge Bankshares, Inc.	150	640
Orange County Bancorp, Inc.	22	628
Citizens Financial Services, Inc.	11	627
FRP Holdings, Inc.*	27	615
Waterstone Financial, Inc.	37	612
Timberland Bancorp, Inc.	17	609
FrontView REIT, Inc.	41	605
John Marshall Bancorp, Inc.	30	600
OppFi, Inc.	57	596
Ares Commercial Real Estate Corp. REIT[1]	124	593
Middlefield Banc Corp.	17	587
NewtekOne, Inc.	51	579
Kingsway Financial Services, Inc.*	43	578
Parke Bancorp, Inc.	23	576
PCB Bancorp	26	563
Investar Holding Corp.	21	561
Norwood Financial Corp.	20	561
Blue Foundry Bancorp*	45	559
Chemung Financial Corp.	10	558
TPG Mortgage Investment Trust, Inc. REIT	65	554
James River Group Holdings, Inc.	86	547
Western New England Bancorp, Inc.	43	543
FB Bancorp, Inc.*	42	540
RMR Group, Inc. — Class A	36	536
Plumas Bancorp	12	536
LCNB Corp.	32	524
First United Corp.	14	524
FVCBankcorp, Inc.	37	515
Citizens, Inc.*	106	512
First Western Financial, Inc.*	19	509
C&F Financial Corp.	7	508
First Community Corp.	17	504
National Bankshares, Inc.	15	503
Chicago Atlantic Real Estate Finance, Inc. REIT	41	503
Franklin Financial Services Corp.	10	502
Alpine Income Property Trust, Inc. REIT	30	502
Hawthorn Bancshares, Inc.	14	488
Ames National Corp.	21	482
Oak Valley Bancorp	16	481
Fidelity D&D Bancorp, Inc.	11	479
First Capital, Inc.	8	474
AlTi Global, Inc.*	100	464
Velocity Financial, Inc.*	22	457
First National Corp.	18	454
Selectquote, Inc.*	322	454
Sky Harbour Group Corp.*	50	449
Virginia National Bankshares Corp.	11	438
Eagle Financial Services, Inc.	11	438
Kingstone Companies, Inc.	26	437
Crawford & Co. — Class A	38	427
Oportun Financial Corp.*	79	418
Paysign, Inc.*	81	417
Princeton Bancorp, Inc.	12	416
First Savings Financial Group, Inc.	13	414
LINKBANCORP, Inc.	50	413
Citizens Community Bancorp, Inc.	23	410
Bank7 Corp.	10	410
Douglas Elliman, Inc.*	171	405
Jefferson Capital, Inc.	18	402
Braemar Hotels & Resorts, Inc. REIT	138	396
American Integrity Insurance Group, Inc.*	19	396
OP Bancorp	28	395
loanDepot, Inc. — Class A*	190	393
Commercial Bancgroup, Inc.*	16	393
Medallion Financial Corp.[1]	38	391
Better Home & Finance Holding Co.*	12	391
Legacy Housing Corp.*	20	391
Stratus Properties, Inc.*	16	387
CB Financial Services, Inc.	11	383
Finwise Bancorp*	21	377
First Internet Bancorp	18	376
Meridian Corp.	21	369
BRT Apartments Corp. REIT	25	368
BV Financial, Inc.*	20	363
Peoples Bancorp of North Carolina, Inc.	10	362
Ohio Valley Banc Corp.	9	360
Seaport Entertainment Group, Inc.*	18	356
Greene County Bancorp, Inc.	16	356
Pioneer Bancorp, Inc.*	26	350
Eagle Bancorp Montana, Inc.	17	338
NexPoint Diversified Real Estate Trust REIT	86	329
RE/MAX Holdings, Inc. — Class A*	43	326
MainStreet Bancshares, Inc.	16	326
Security National Financial Corp. — Class A*,1	36	324
United Security Bancshares	32	322
Modiv Industrial, Inc. REIT	22	317
Ategrity Specialty Holdings LLC*	15	315
ECB Bancorp, Inc.*	18	313
BankFinancial Corp.	26	312
SB Financial Group, Inc.	14	312

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Financial - 10.1% (continued)
eHealth, Inc.*	67	$308
Seven Hills Realty Trust REIT	34	303
ACRES Commercial Realty Corp. REIT*	14	299
Richmond Mutual BanCorp, Inc.	21	295
Westwood Holdings Group, Inc.	17	293
BCB Bancorp, Inc.	36	291
Silvercrest Asset Management Group, Inc. — Class A	19	289
Landmark Bancorp Incorporated/Manhattan KS	11	288
SR Bancorp, Inc.	18	283
Finward Bancorp	8	281
CoastalSouth Bancshares, Inc.*	12	279
Rithm Property Trust, Inc. REIT	17	274
Maui Land & Pineapple Company, Inc.*	16	271
Innventure, Inc.*	62	259
Hanover Bancorp, Inc.	11	254
Nexpoint Real Estate Finance, Inc. REIT	18	253
Angel Oak Mortgage REIT, Inc.	29	250
Finance of America Companies, Inc. — Class A*,1	10	242
Riverview Bancorp, Inc.	48	241
Transcontinental Realty Investors, Inc.*	4	234
Sunrise Realty Trust, Inc. REIT	24	226
CF Bankshares, Inc.	9	224
Strawberry Fields REIT, Inc.	17	223
Sound Financial Bancorp, Inc.	5	218
Union Bankshares, Inc.	9	214
NI Holdings, Inc.*	16	213
Consumer Portfolio Services, Inc.*,1	22	205
Patriot National Bancorp, Inc.*	103	187
Chain Bridge Bancorp, Inc. — Class A*	5	173
Franklin Street Properties Corp. REIT	178	168
Lument Finance Trust, Inc. REIT	107	151
Rhinebeck Bancorp, Inc.*	11	132
Advanced Flower Capital, Inc. REIT	43	123
Clipper Realty, Inc. REIT	32	122
Bakkt Holdings, Inc.*	12	121
SWK Holdings Corp.	7	120
Siebert Financial Corp.*	33	116
Mobile Infrastructure Corp.*	34	87
Vroom, Inc.*	3	60
American Realty Investors, Inc.*	3	48
Kestrel Group Ltd.*	4	41
GoHealth, Inc. — Class A*	11	24
Logistic Properties of The Americas*	7	19
Total Financial		1,553,333
Industrial - 7.2%
Bloom Energy Corp. — Class A*	499	43,358
Fabrinet*	83	37,788
Kratos Defense & Security Solutions, Inc.*	381	28,922
SPX Technologies, Inc.*	110	22,007
Dycom Industries, Inc.*	64	21,625
Chart Industries, Inc.*	103	21,242
Sterling Infrastructure, Inc.*,1	68	20,824
AeroVironment, Inc.*	86	20,803
Advanced Energy Industries, Inc.	86	18,006
JBT Marel Corp.	119	17,930
Sanmina Corp.*	119	17,858
Watts Water Technologies, Inc. — Class A	63	17,389
TTM Technologies, Inc.*	234	16,146
Modine Manufacturing Co.*	120	16,021
Zurn Elkay Water Solutions Corp.	343	15,946
Moog, Inc. — Class A	65	15,831
Primoris Services Corp.	124	15,393
Federal Signal Corp.	137	14,877
Joby Aviation, Inc.*	1,111	14,665
Fluor Corp.*	368	14,584
Casella Waste Systems, Inc. — Class A*,1	144	14,103
GATX Corp.	82	13,907
Mirion Technologies, Inc.*	547	12,811
EnerSys	85	12,474
UFP Industries, Inc.	133	12,110
Badger Meter, Inc.	68	11,860
Arcosa, Inc.	111	11,801
Construction Partners, Inc. — Class A*	107	11,615
Granite Construction, Inc.	100	11,535
ESCO Technologies, Inc.	59	11,528
Archer Aviation, Inc. — Class A*	1,445	10,866
CSW Industrials, Inc.	37	10,861
Belden, Inc.	89	10,373
Enpro, Inc.	48	10,278
Atmus Filtration Technologies, Inc.	191	9,915
Novanta, Inc.*	82	9,757
Argan, Inc.	31	9,713
Frontdoor, Inc.*	168	9,692
Itron, Inc.*	104	9,657
OSI Systems, Inc.*,1	37	9,437
Knife River Corp.*	131	9,216
Plexus Corp.*	61	8,967
Matson, Inc.	72	8,896
Mercury Systems, Inc.*	119	8,688
Franklin Electric Company, Inc.	89	8,502
Mueller Water Products, Inc. — Class A	356	8,480
Golar LNG Ltd.	223	8,298
IES Holdings, Inc.*,1	21	8,169
Exponent, Inc.	116	8,057
Terex Corp.	147	7,847
Kadant, Inc.[1]	27	7,695
MYR Group, Inc.*	35	7,647
AAR Corp.*	89	7,368
AZZ, Inc.	68	7,288
Cactus, Inc. — Class A	157	7,172
Powell Industries, Inc.	22	7,013
Tutor Perini Corp.	102	6,836
Avient Corp.	210	6,560
Griffon Corp.	88	6,481
Boise Cascade Co.	86	6,330
Xometry, Inc. — Class A*	99	5,887
Standex International Corp.	27	5,867
Materion Corp.	47	5,843

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Industrial - 7.2% (continued)
Vicor Corp.*	53	$5,809
Hub Group, Inc. — Class A	136	5,795
Scorpio Tankers, Inc.	102	5,185
O-I Glass, Inc.*	351	5,181
Hillenbrand, Inc.	161	5,107
Kennametal, Inc.	174	4,943
Atkore, Inc.	78	4,933
Trinity Industries, Inc.	184	4,865
Applied Optoelectronics, Inc.*,1	138	4,811
RXO, Inc.*	371	4,689
Enerpac Tool Group Corp.	121	4,627
Centuri Holdings, Inc.*	179	4,520
International Seaways, Inc.	92	4,467
Knowles Corp.*	195	4,179
NuScale Power Corp.*	290	4,109
Bel Fuse, Inc. — Class B	24	4,071
CECO Environmental Corp.*	68	4,070
Helios Technologies, Inc.	76	4,065
Intuitive Machines, Inc.*	250	4,058
Werner Enterprises, Inc.	135	4,051
Alamo Group, Inc.	24	4,029
Vishay Intertechnology, Inc.	277	4,014
Greif, Inc. — Class A	59	3,994
nLight, Inc.*	106	3,976
Hillman Solutions Corp.*	452	3,914
ArcBest Corp.	52	3,858
Astronics Corp.*,1	71	3,851
Worthington Enterprises, Inc.	72	3,713
DHT Holdings, Inc.	299	3,651
Benchmark Electronics, Inc.	82	3,506
Albany International Corp. — Class A	67	3,397
Gibraltar Industries, Inc.*	68	3,362
Napco Security Technologies, Inc.	80	3,336
DXP Enterprises, Inc.*	30	3,294
Greenbrier Companies, Inc.	70	3,272
Masterbrand, Inc.*	290	3,202
Enviri Corp.*	178	3,190
Tecnoglass, Inc.	62	3,120
Tennant Co.	42	3,095
Ducommun, Inc.*	32	3,044
Teekay Tankers Ltd. — Class A	56	2,991
Lindsay Corp.	25	2,947
American Superconductor Corp.*	102	2,936
World Kinect Corp.	124	2,905
Energizer Holdings, Inc.	143	2,844
CTS Corp.	66	2,829
Enovix Corp.*	386	2,822
Thermon Group Holdings, Inc.*	75	2,787
Proto Labs, Inc.*	54	2,732
Worthington Steel, Inc.	77	2,666
Cadre Holdings, Inc.[1]	65	2,655
PureCycle Technologies, Inc.*	305	2,620
TriMas Corp.	73	2,588
Evolv Technologies Holdings, Inc.*	349	2,499
Gorman-Rupp Co.	49	2,340
Astec Industries, Inc.	52	2,253
SFL Corporation Ltd.	285	2,226
NANO Nuclear Energy, Inc.*,1	91	2,185
Dorian LPG Ltd.	87	2,118
Janus International Group, Inc.*	318	2,080
Great Lakes Dredge & Dock Corp.*	156	2,047
Amprius Technologies, Inc.*	252	1,988
Limbach Holdings, Inc.*	25	1,946
Montrose Environmental Group, Inc.*	76	1,887
Red Cat Holdings, Inc.*	234	1,856
American Woodmark Corp.*	34	1,832
Allient, Inc.	34	1,827
FLEX LNG Ltd.	73	1,821
Apogee Enterprises, Inc.	50	1,820
Nordic American Tankers Ltd.	481	1,655
Costamare, Inc.	104	1,642
Myers Industries, Inc.	87	1,629
Ryerson Holding Corp.	64	1,610
Energy Recovery, Inc.*	118	1,592
Kimball Electronics, Inc.*	57	1,586
Marten Transport Ltd.	137	1,559
Graham Corp.*	24	1,542
Metallus, Inc.*	86	1,476
Ichor Holdings Ltd.*	80	1,474
Insteel Industries, Inc.	44	1,393
NWPX Infrastructure, Inc.*	22	1,375
Ardagh Metal Packaging S.A.	327	1,341
Genco Shipping & Trading Ltd.	72	1,327
National Presto Industries, Inc.	12	1,281
Redwire Corp.*	167	1,269
Navigator Holdings Ltd.	72	1,247
Forward Air Corp.*	49	1,225
Power Solutions International, Inc.*	20	1,143
Columbus McKinnon Corp.	66	1,138
LSI Industries, Inc.	62	1,136
Richtech Robotics, Inc. — Class B*	350	1,130
CryoPort, Inc.*	115	1,104
Teekay Corporation Ltd.	122	1,102
Firefly Aerospace, Inc.*	49	1,096
Bowman Consulting Group Ltd.*	33	1,090
LSB Industries, Inc.*	126	1,071
Sturm Ruger & Company, Inc.	32	1,045
Smith & Wesson Brands, Inc.	103	1,017
Aebi Schmidt Holding AG	79	999
Olympic Steel, Inc.	23	984
Manitowoc Company, Inc.*	81	971
Willis Lease Finance Corp.	7	949
Mesa Laboratories, Inc.	12	942
Titan America S.A.	57	939
Eastman Kodak Co.*	110	931
Heartland Express, Inc.	103	930
Park Aerospace Corp.	43	918
Standard BioTools, Inc.*	702	899
Orion Group Holdings, Inc.*	88	875
Eve Holding, Inc.*	219	874
Ardmore Shipping Corp.	81	858
Luxfer Holdings plc	63	853
Covenant Logistics Group, Inc. — Class A	38	837
Voyager Technologies, Inc. — Class A*	32	837
Hyster-Yale, Inc.	28	832
Greif, Inc. — Class B	11	821
Kopin Corp.*	349	817
Sight Sciences, Inc.*	97	769

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Industrial - 7.2% (continued)
Byrna Technologies, Inc.*	42	$705
Latham Group, Inc.*	105	667
NVE Corp.	11	653
L B Foster Co. — Class A*	24	647
Clearwater Paper Corp.*	37	644
Himalaya Shipping Ltd.	70	637
Mayville Engineering Company, Inc.*	33	618
Bel Fuse, Inc. — Class A	4	607
Ranpak Holdings Corp.*	110	595
Safe Bulkers, Inc.	117	564
Lightbridge Corp.*	44	556
AerSale Corp.*	75	533
Proficient Auto Logistics, Inc.*	55	530
Perma-Fix Environmental Services, Inc.*	41	516
Pure Cycle Corp.*	46	506
Radiant Logistics, Inc.*	78	494
Turtle Beach Corp.*	35	491
JELD-WEN Holding, Inc.*	199	489
Park-Ohio Holdings Corp.	23	482
Pangaea Logistics Solutions Ltd.	70	482
MicroVision, Inc.*	575	476
Tredegar Corp.*	63	452
Aspen Aerogels, Inc.*	155	439
Core Molding Technologies, Inc.*	20	401
Karat Packaging, Inc.	16	361
Concrete Pumping Holdings, Inc.	53	356
Mistras Group, Inc.*	28	354
Outdoor Holding Co.*	206	352
908 Devices, Inc.*	64	336
M-Tron Industries, Inc.*	6	319
Gencor Industries, Inc.*	24	311
SKYX Platforms Corp.*	143	310
Costamare Bulkers Holdings Ltd.*	20	308
Ascent Industries Co.*	19	308
TSS, Inc.*,1	43	304
Eastern Co.	13	256
Palladyne AI Corp.*	60	256
Universal Logistics Holdings, Inc.	16	243
Arq, Inc.*	74	242
Omega Flex, Inc.	8	235
Energy Services of America Corp.	28	229
KULR Technology Group, Inc.*,1	77	228
Smith-Midland Corp.*	6	218
AirJoule Technologies Corp.*,1	50	197
Pro-DEX, Inc.*	5	192
Net Power, Inc.*	80	182
PAMT CORP*	14	169
NL Industries, Inc.	20	109
Southland Holdings, Inc.*	25	83
Neonode, Inc.*	25	44
Total Industrial		1,117,831
Consumer, Cyclical - 4.2%
FirstCash Holdings, Inc.	91	14,504
Brinker International, Inc.*	101	14,495
Installed Building Products, Inc.[1]	53	13,748
Abercrombie & Fitch Co. — Class A*	106	13,342
Taylor Morrison Home Corp. — Class A*	219	12,893
Boot Barn Holdings, Inc.*,1	70	12,353
Group 1 Automotive, Inc.	28	11,012
Champion Homes, Inc.*	129	10,901
Cavco Industries, Inc.*	18	10,633
Urban Outfitters, Inc.*	140	10,536
Meritage Homes Corp.	159	10,462
Resideo Technologies, Inc.*	295	10,360
Asbury Automotive Group, Inc.*	44	10,231
American Eagle Outfitters, Inc.	364	9,599
SkyWest, Inc.*	92	9,238
Life Time Group Holdings, Inc.*	345	9,170
VSE Corp.	53	9,157
Victoria’s Secret & Co.*	158	8,559
KB Home	144	8,123
Patrick Industries, Inc.	74	8,024
Dorman Products, Inc.*	63	7,761
Polaris, Inc.	122	7,717
Kontoor Brands, Inc.	126	7,697
M/I Homes, Inc.*	60	7,677
Signet Jewelers Ltd.	92	7,625
Academy Sports & Outdoors, Inc.	152	7,594
Rush Enterprises, Inc. — Class A1	140	7,552
PriceSmart, Inc.	59	7,238
Shake Shack, Inc. — Class A*	89	7,224
OPENLANE, Inc.*	240	7,147
Red Rock Resorts, Inc. — Class A	112	6,938
Steven Madden Ltd.	163	6,787
REV Group, Inc.	111	6,750
LCI Industries	54	6,552
Capri Holdings Ltd.*	266	6,490
Dana, Inc.	269	6,391
UniFirst Corp.	33	6,366
Garrett Motion, Inc.	363	6,327
Tri Pointe Homes, Inc.*	194	6,105
HNI Corp.	145	6,096
Hilton Grand Vacations, Inc.*	134	5,996
Visteon Corp.	63	5,991
Peloton Interactive, Inc. — Class A*	905	5,575
Cinemark Holdings, Inc.	237	5,508
Phinia, Inc.	87	5,454
Advance Auto Parts, Inc.	137	5,384
Goodyear Tire & Rubber Co.*	613	5,370
Cheesecake Factory, Inc.[1]	106	5,351
Acushnet Holdings Corp.[1]	64	5,108
Kohl’s Corp.	249	5,082
Madison Square Garden Entertainment Corp.*	91	4,904
Warby Parker, Inc. — Class A*	224	4,881
Sonos, Inc.*	276	4,847
OneSpaWorld Holdings Ltd.	222	4,604
National Vision Holdings, Inc.*	178	4,596
Green Brick Partners, Inc.*	71	4,449
Super Group SGHC Ltd.	364	4,350
Atlanta Braves Holdings, Inc. — Class C*	105	4,142
Lionsgate Studios Corp.*	450	4,109

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Consumer, Cyclical - 4.2% (continued)
Rush Street Interactive, Inc.*	208	$4,042
Buckle, Inc.	72	3,846
Marriott Vacations Worldwide Corp.	65	3,750
IMAX Corp.*	101	3,733
Brightstar Lottery plc	240	3,715
Interface, Inc. — Class A	132	3,685
Adient plc*	186	3,566
Century Communities, Inc.	60	3,561
La-Z-Boy, Inc.	95	3,541
Topgolf Callaway Brands Corp.*	302	3,524
Central Garden & Pet Co. — Class A*	117	3,415
Blue Bird Corp.*	72	3,384
Six Flags Entertainment Corp.*	219	3,360
Leggett & Platt, Inc.	305	3,355
Wolverine World Wide, Inc.	184	3,340
Sally Beauty Holdings, Inc.*	227	3,237
JetBlue Airways Corp.*	678	3,085
MillerKnoll, Inc.	159	2,907
Papa John’s International, Inc.	75	2,887
Winmark Corp.	7	2,835
Allegiant Travel Co. — Class A*	33	2,814
XPEL, Inc.*,1	56	2,795
Monarch Casino & Resort, Inc.	29	2,775
Carter’s, Inc.	81	2,627
Winnebago Industries, Inc.	64	2,593
Gentherm, Inc.*	71	2,582
G-III Apparel Group Ltd.	83	2,404
United Parks & Resorts, Inc.*	64	2,323
Global Business Travel Group I*	298	2,280
Sonic Automotive, Inc. — Class A	35	2,165
Alliance Laundry Holdings, Inc.*	100	2,035
LGI Homes, Inc.*	47	2,019
ScanSource, Inc.*	49	1,914
First Watch Restaurant Group, Inc.*	126	1,900
BJ’s Restaurants, Inc.*	47	1,852
Standard Motor Products, Inc.	50	1,843
AMC Entertainment Holdings, Inc. — Class A*	1,180	1,841
Daktronics, Inc.*	90	1,779
Build-A-Bear Workshop, Inc. — Class A1	29	1,777
American Axle & Manufacturing Holdings, Inc.*,1	271	1,737
Douglas Dynamics, Inc.	53	1,730
Sun Country Airlines Holdings, Inc.*	120	1,727
Fox Factory Holding Corp.*	99	1,694
Pursuit Attractions and Hospitality, Inc.*	50	1,684
Sweetgreen, Inc. — Class A*	243	1,643
indie Semiconductor, Inc. — Class A*	455	1,606
Gold.com, Inc.[1]	45	1,532
PC Connection, Inc.	26	1,502
Ermenegildo Zegna N.V.	144	1,476
Solid Power, Inc.*	340	1,445
Camping World Holdings, Inc. — Class A	141	1,372
ThredUp, Inc. — Class A*	213	1,361
Arhaus, Inc.*	120	1,345
Accel Entertainment, Inc.*	117	1,335
Cracker Barrel Old Country Store, Inc.[1]	52	1,321
Cooper-Standard Holdings, Inc.*	40	1,313
Microvast Holdings, Inc.*	465	1,302
Beazer Homes USA, Inc.*	63	1,277
Lindblad Expeditions Holdings, Inc.*	88	1,269
Golden Entertainment, Inc.	46	1,251
Malibu Boats, Inc. — Class A*	44	1,241
Ethan Allen Interiors, Inc.	54	1,233
Bloomin’ Brands, Inc.	197	1,215
Dream Finders Homes, Inc. — Class A*	71	1,214
Sabre Corp.*	851	1,157
Dine Brands Global, Inc.	36	1,157
Oxford Industries, Inc.	33	1,129
Rush Enterprises, Inc. — Class B	20	1,125
Forestar Group, Inc.*	45	1,108
Nu Skin Enterprises, Inc. — Class A	115	1,106
BlueLinx Holdings, Inc.*	18	1,106
Hovnanian Enterprises, Inc. — Class A*	11	1,073
MarineMax, Inc.*	44	1,066
Dave & Buster’s Entertainment, Inc.*	64	1,037
Global Industrial Co.	34	994
Miller Industries, Inc.	26	972
Aeva Technologies, Inc.*	72	956
Frontier Group Holdings, Inc.*	199	937
Caleres, Inc.	77	937
Titan International, Inc.*	114	893
EVgo, Inc.*	301	876
Marcus Corp.	56	869
Clean Energy Fuels Corp.*	413	867
Zumiez, Inc.*	33	860
Wabash National Corp.	97	839
Jack in the Box, Inc.	44	834
Savers Value Village, Inc.*	89	831
Black Rock Coffee Bar, Inc. — Class A*	37	823
Arko Corp.	180	817
Kura Sushi USA, Inc. — Class A*	15	785
Haverty Furniture Companies, Inc.	32	748
Movado Group, Inc.	36	742
Titan Machinery, Inc.*	49	737
Denny’s Corp.*	118	734
Krispy Kreme, Inc.	181	728
Shoe Carnival, Inc.	43	726
MasterCraft Boat Holdings, Inc.*	38	719
Strattec Security Corp.*	9	685
Atlanta Braves Holdings, Inc. — Class A*	16	680
Biglari Holdings, Inc. — Class B*	2	665
El Pollo Loco Holdings, Inc.*	62	649
Central Garden & Pet Co.*	20	643
Hudson Technologies, Inc.*	91	623
Xperi, Inc.*	105	615
Portillo’s, Inc. — Class A*	132	599
Genesco, Inc.*	24	594
Holley, Inc.*	140	578
Hyliion Holdings Corp.*	304	560

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Consumer, Cyclical - 4.2% (continued)
Designer Brands, Inc. — Class A	75	$557
Inspired Entertainment, Inc.*	59	552
Webtoon Entertainment, Inc.*	42	547
Xponential Fitness, Inc. — Class A*	64	527
Methode Electronics, Inc.	79	525
Petco Health & Wellness Company, Inc.*	184	517
Johnson Outdoors, Inc. — Class A	12	509
Rocky Brands, Inc.	17	499
Falcon’s Beyond Global, Inc. — Class A*	33	495
Lovesac Co.*	32	472
Citi Trends, Inc.*	11	457
America’s Car-Mart, Inc.*	18	455
RCI Hospitality Holdings, Inc.	19	453
Weyco Group, Inc.	14	428
Sleep Number Corp.*	49	415
Motorcar Parts of America, Inc.*	31	383
Livewire Group, Inc.*	86	380
Reservoir Media, Inc.*	48	363
Flexsteel Industries, Inc.	9	355
JAKKS Pacific, Inc.	21	354
Starz Entertainment Corp.*	30	351
Escalade, Inc.	24	324
Barnes & Noble Education, Inc.*	35	322
Bassett Furniture Industries, Inc.	19	318
EVI Industries, Inc.	12	296
OneWater Marine, Inc. — Class A*	26	281
Bally’s Corp.*	17	281
Hamilton Beach Brands Holding Co. — Class A	17	280
Funko, Inc. — Class A*	82	279
Superior Group of Companies, Inc.	27	261
J Jill, Inc.	17	233
Clarus Corp.	69	231
American Outdoor Brands, Inc.*	29	224
Envela Corp.*	16	214
Faraday Future Intelligent Electric, Inc.*	208	212
Lakeland Industries, Inc.[1]	21	186
Marine Products Corp.	21	184
Virco Mfg. Corp.[1]	26	166
CompX International, Inc.[1]	4	93
Traeger, Inc.*	74	80
Torrid Holdings, Inc.*	56	55
Total Consumer, Cyclical		651,279
Technology - 4.0%
IonQ, Inc.*,1	773	34,685
Rambus, Inc.*	247	22,697
D-Wave Quantum, Inc.*	765	20,005
SiTime Corp.*	49	17,306
Rigetti Computing, Inc.*	730	16,169
Clearwater Analytics Holdings, Inc. — Class A*	637	15,364
Semtech Corp.*	199	14,664
CommVault Systems, Inc.*	102	12,787
ACI Worldwide, Inc.*	236	11,283
Maximus, Inc.	129	11,135
Qualys, Inc.*	83	11,031
Impinj, Inc.*,1	62	10,789
Planet Labs PBC*	543	10,708
FormFactor, Inc.*	178	9,929
Workiva, Inc.*	115	9,919
Silicon Laboratories, Inc.*	75	9,802
Box, Inc. — Class A*	321	9,601
Zeta Global Holdings Corp. — Class A*	433	8,812
Varonis Systems, Inc.*	266	8,725
SoundHound AI, Inc. — Class A*	852	8,494
Waystar Holding Corp.*	254	8,318
SPS Commerce, Inc.*	87	7,754
Alignment Healthcare, Inc.*	387	7,643
DigitalOcean Holdings, Inc.*	152	7,314
Agilysys, Inc.*	59	7,012
Clear Secure, Inc. — Class A	196	6,876
Braze, Inc. — Class A*	195	6,687
Tenable Holdings, Inc.*	280	6,588
Ambarella, Inc.*	93	6,588
Synaptics, Inc.*	89	6,588
BlackLine, Inc.*	119	6,580
NCR Atleos Corp.*	167	6,364
Intapp, Inc.*	130	5,957
Axcelis Technologies, Inc.*	71	5,704
Freshworks, Inc. — Class A*	459	5,623
Genius Sports Ltd.*	500	5,510
Blackbaud, Inc.*	87	5,509
BigBear.ai Holdings, Inc.*,1	991	5,351
Insight Enterprises, Inc.*	65	5,296
Kulicke & Soffa Industries, Inc.	116	5,285
Diodes, Inc.*	105	5,181
CSG Systems International, Inc.	63	4,831
Quantum Computing, Inc.*	460	4,720
AvePoint, Inc.*	336	4,667
ASGN, Inc.*	95	4,576
Power Integrations, Inc.	128	4,549
ACM Research, Inc. — Class A*,1	115	4,537
LiveRamp Holdings, Inc.*	148	4,347
NetScout Systems, Inc.*	160	4,330
Adeia, Inc.	248	4,278
Progress Software Corp.*	98	4,210
Photronics, Inc.*	130	4,160
Pitney Bowes, Inc.	369	3,900
Veeco Instruments, Inc.*	134	3,830
C3.ai, Inc. — Class A*,1	284	3,828
Diebold Nixdorf, Inc.*	56	3,802
Alkami Technology, Inc.*,1	160	3,691
Digi International, Inc.*	85	3,680
Innodata, Inc.*,1	71	3,617
Five9, Inc.*	178	3,569
NextNav, Inc.*	206	3,428
PAR Technology Corp.*	92	3,338
MaxLinear, Inc. — Class A*	191	3,329
Fastly, Inc. — Class A*	321	3,268
Appian Corp. — Class A*	92	3,259
NCR Voyix Corp.*	318	3,244
ACV Auctions, Inc. — Class A*	384	3,080
Vertex, Inc. — Class A*	153	3,055
Life360, Inc.*,1	47	3,015
V2X, Inc.*	53	2,891
Asana, Inc. — Class A*	201	2,756
Donnelley Financial Solutions, Inc.*	58	2,708
Ultra Clean Holdings, Inc.*	105	2,660

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Technology - 4.0% (continued)
Navitas Semiconductor Corp.*	365	$2,606
PagerDuty, Inc.*	198	2,596
Ouster, Inc.*	119	2,575
Cohu, Inc.*	107	2,490
Penguin Solutions, Inc.*	121	2,367
Amplitude, Inc. — Class A*	204	2,362
Schrodinger Incorporated/United States*	132	2,360
Jamf Holding Corp.*	179	2,329
Rapid7, Inc.*	150	2,280
Phreesia, Inc.*	133	2,250
Pagaya Technologies Ltd. — Class A*	107	2,236
GigaCloud Technology, Inc. — Class A*	56	2,200
PDF Solutions, Inc.*	75	2,140
Yext, Inc.*	232	1,870
Porch Group, Inc.*	189	1,726
Red Violet, Inc.	26	1,481
Daily Journal Corp.*	3	1,462
Navan, Inc. — Class A*	85	1,452
Grid Dynamics Holdings, Inc.*	155	1,400
Blend Labs, Inc. — Class A*	451	1,371
Sprout Social, Inc. — Class A*	121	1,364
I3 Verticals, Inc. — Class A*	54	1,360
Aehr Test Systems*	67	1,353
Cantaloupe, Inc.*	125	1,327
Nutex Health, Inc.*,1	8	1,317
SEMrush Holdings, Inc. — Class A*	108	1,284
HeartFlow, Inc.*	44	1,283
N-able, Inc.*	169	1,264
Digital Turbine, Inc.*	239	1,195
CEVA, Inc.*	55	1,184
Alpha & Omega Semiconductor Ltd.*	58	1,149
SkyWater Technology, Inc.*	62	1,126
Evolent Health, Inc. — Class A*	275	1,100
Mitek Systems, Inc.*	104	1,097
OneSpan, Inc.	85	1,091
Vishay Precision Group, Inc.*	28	1,078
Talkspace, Inc.*	289	1,049
Weave Communications, Inc.*	137	1,040
Arteris, Inc.*	66	1,023
Cerence, Inc.*	94	1,005
Consensus Cloud Solutions, Inc.*	46	1,004
Bandwidth, Inc. — Class A*	63	973
Climb Global Solutions, Inc.	9	925
McGraw Hill, Inc.*	55	907
IBEX Holdings Ltd.*	23	878
Rezolve AI plc*	341	876
Claritev Corp.*	18	769
PubMatic, Inc. — Class A*	86	763
Simulations Plus, Inc.*	39	711
Ibotta, Inc. — Class A*	31	705
ON24, Inc.*	88	700
Via Transportation, Inc. — Class A*	24	696
Conduent, Inc.*	350	672
Telos Corp.*	129	658
Xerox Holdings Corp.	276	654
Corsair Gaming, Inc.*	109	647
Commerce.com, Inc.*	154	634
Domo, Inc. — Class B*	75	632
8x8, Inc.*	306	603
Vuzix Corp.*,1	150	567
3D Systems Corp.*	309	547
Asure Software, Inc.*	58	546
Cricut, Inc. — Class A	108	535
Playtika Holding Corp.	131	517
TruBridge, Inc.*	23	508
VTEX — Class A*	134	504
Immersion Corp.	69	469
Viant Technology, Inc. — Class A*	37	445
eGain Corp.*	43	442
Rimini Street, Inc.*	114	442
CS Disco, Inc.*	56	435
Unisys Corp.*	156	431
EverCommerce, Inc.*,1	34	412
Whitefiber, Inc.*	25	395
Aeluma, Inc.*	23	395
Health Catalyst, Inc.*	159	380
Blaize Holdings, Inc.*,1	170	331
Omada Health, Inc.*	21	331
ReposiTrak, Inc.	26	322
Ambiq Micro, Inc.*	11	313
Kaltura, Inc.*	191	313
Richardson Electronics Ltd.	28	305
Digimarc Corp.*	37	243
Definitive Healthcare Corp.*	83	238
Synchronoss Technologies, Inc.*	25	214
Expensify, Inc. — Class A*	139	210
CSP, Inc.	16	200
Rackspace Technology, Inc.*	196	190
TTEC Holdings, Inc.*	47	169
WM Technology, Inc.*	205	169
Atomera, Inc.*	69	152
Airship AI Holdings, Inc.*	47	136
Playstudios, Inc.*	207	135
Skillsoft Corp.*,1	10	93
Silvaco Group, Inc.*	18	73
Teads Holding Co.*	85	60
Golden Matrix Group, Inc.*	34	27
Zspace, Inc.*	5	2
Total Technology		618,631
Communications - 2.3%
Credo Technology Group Holding Ltd.*	351	50,505
EchoStar Corp. — Class A*	310	33,697
InterDigital, Inc.[1]	59	18,784
Lumen Technologies, Inc.*	2,179	16,931
Hims & Hers Health, Inc.*	468	15,196
Applied Digital Corp.*,1	543	13,314
Q2 Holdings, Inc.*	142	10,247
Viasat, Inc.*	282	9,718
Telephone & Data Systems, Inc.	227	9,307
Viavi Solutions, Inc.*	506	9,017
CommScope Holding Company, Inc.*	496	8,992
Calix, Inc.*	138	7,304
Cargurus, Inc.*	188	7,210
TEGNA, Inc.	367	7,123
Globalstar, Inc.*	115	7,020
DigitalBridge Group, Inc.	402	6,167
Sphere Entertainment Co.*	64	6,085
Upwork, Inc.*	281	5,569

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Communications - 2.3% (continued)
ePlus, Inc.	60	$5,262
Magnite, Inc.*	320	5,194
Extreme Networks, Inc.*	301	5,012
Yelp, Inc. — Class A*	138	4,194
TripAdvisor, Inc.*	261	3,800
RealReal, Inc.*,1	223	3,519
Ziff Davis, Inc.*	93	3,269
A10 Networks, Inc.	167	2,954
Revolve Group, Inc.*	95	2,868
Uniti Group, Inc.*	382	2,678
Harmonic, Inc.*	264	2,611
Figs, Inc. — Class A*	208	2,363
Cogent Communications Holdings, Inc.	106	2,285
Liberty Latin America Ltd. — Class C*	294	2,193
Sprinklr, Inc. — Class A*	258	2,007
fuboTV, Inc. — Class A*	783	1,973
IDT Corp. — Class B	38	1,946
QuinStreet, Inc.*	128	1,839
EverQuote, Inc. — Class A*	64	1,728
USA TODAY Company, Inc.*	331	1,705
Liquidity Services, Inc.*	55	1,667
NETGEAR, Inc.*	65	1,594
Rumble, Inc.*	248	1,567
Powerfleet Incorporated NJ*	292	1,553
ADTRAN Holdings, Inc.*	174	1,512
Cars.com, Inc.*	123	1,501
Serve Robotics, Inc.*,1	143	1,484
Scholastic Corp.	47	1,393
Sinclair, Inc.	91	1,392
Shenandoah Telecommunications Co.	119	1,376
Cable One, Inc.	12	1,354
HealthStream, Inc.	57	1,315
Stitch Fix, Inc. — Class A*	249	1,307
Stagwell, Inc.*	255	1,247
Preformed Line Products Co.	6	1,240
BlackSky Technology, Inc.*,1	66	1,238
iHeartMedia, Inc. — Class A*	280	1,165
Shutterstock, Inc.	56	1,070
Angi, Inc.*	82	1,060
Grindr, Inc.*	78	1,056
Nextdoor Holdings, Inc.*	496	1,042
Groupon, Inc.*	59	1,039
MediaAlpha, Inc. — Class A*	78	1,010
Optimum Communications, Inc. — Class A*	610	1,006
Gray Media, Inc.	206	997
Newsmax, Inc.*	108	835
Clearfield, Inc.*	28	816
Frequency Electronics, Inc.*,1	15	808
Eventbrite, Inc. — Class A*	175	779
Gogo, Inc.*	161	750
AMC Networks, Inc. — Class A*	76	724
Bed Bath & Beyond, Inc.*	129	704
Ooma, Inc.*	60	704
Ribbon Communications, Inc.*	220	634
Spok Holdings, Inc.	48	633
Boston Omaha Corp. — Class A*	51	631
Bumble, Inc. — Class A*	171	610
ZipRecruiter, Inc. — Class A*	154	601
Backblaze, Inc. — Class A*	126	587
EW Scripps Co. — Class A*	147	587
National CineMedia, Inc.	150	584
Nexxen International Ltd.*	89	582
Aviat Networks, Inc.*	27	577
Anterix, Inc.*	26	568
Thryv Holdings, Inc.*	87	526
ATN International, Inc.	23	524
Liberty Latin America Ltd. — Class A*	68	503
OptimizeRx Corp.*	37	454
BK Technologies Corp.*	6	448
Entravision Communications Corp. — Class A	146	428
Open Lending Corp. — Class A*	240	372
Tucows, Inc. — Class A*	16	359
Getty Images Holdings, Inc.*,1	258	346
TechTarget, Inc.*	62	335
Phoenix Education Partners, Inc.*	11	333
Lands’ End, Inc.*	21	305
Satellogic, Inc. — Class A*	161	301
Inseego Corp.*	29	298
LifeMD, Inc.*	86	293
CuriosityStream, Inc.	75	285
Crexendo, Inc.*	34	220
Gambling.com Group Ltd.*	39	213
1-800-Flowers.com, Inc. — Class A*	51	200
Advantage Solutions, Inc.*	221	194
AudioEye, Inc.*	19	190
BARK, Inc.*	250	151
Gaia, Inc.*	40	145
Nerdy, Inc.*	136	141
Arena Group Holdings, Inc.*	30	120
Travelzoo*	15	107
Value Line, Inc.	2	77
Vivid Seats, Inc. — Class A*,1	7	50
Triller Group, Inc.*	241	8
Total Communications		354,411
Energy - 2.1%
Nextpower, Inc. — Class A*	333	29,008
CNX Resources Corp.*	298	10,957
Warrior Met Coal, Inc.	119	10,492
Core Natural Resources, Inc.	116	10,267
Archrock, Inc.	388	10,096
Murphy Oil Corp.[1]	309	9,656
Sunrun, Inc.*	511	9,402
Magnolia Oil & Gas Corp. — Class A	414	9,062
Transocean Ltd.*	2,122	8,764
Peabody Energy Corp.	280	8,316
Noble Corporation plc	289	8,161
Eos Energy Enterprises, Inc.*	705	8,079
Gulfport Energy Corp.*	36	7,488
California Resources Corp.	165	7,377
Kodiak Gas Services, Inc.	193	7,218
Valaris Ltd.*	143	7,207
Liberty Energy, Inc. — Class A	361	6,664
Helmerich & Payne, Inc.	221	6,338
Tidewater, Inc.*	112	5,657
DNOW, Inc.*	425	5,631
Alpha Metallurgical Resources, Inc.*	27	5,397
Oceaneering International, Inc.*	220	5,287
PBF Energy, Inc. — Class A	191	5,180

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Energy - 2.1% (continued)
Plug Power, Inc.*	2,539	$5,002
Seadrill Ltd.*	143	4,948
SM Energy Co.	261	4,881
Patterson-UTI Energy, Inc.	793	4,845
Northern Oil & Gas, Inc.[1]	217	4,659
Crescent Energy Co. — Class A	538	4,514
Solaris Energy Infrastructure, Inc. — Class A1	97	4,459
Delek US Holdings, Inc.	136	4,034
Par Pacific Holdings, Inc.*	114	4,006
Comstock Resources, Inc.*	169	3,917
Kinetik Holdings, Inc. — Class A1	101	3,641
Shoals Technologies Group, Inc. — Class A*	384	3,264
Array Technologies, Inc.*	347	3,199
Talos Energy, Inc.*	282	3,108
Fluence Energy, Inc.*	146	2,888
TETRA Technologies, Inc.*	298	2,792
Expro Group Holdings N.V.*	204	2,723
Bristow Group, Inc.*	67	2,454
Borr Drilling Ltd.*	608	2,450
Select Water Solutions, Inc. — Class A1	219	2,304
National Energy Services Reunited Corp.*	142	2,224
REX American Resources Corp.*	66	2,133
T1 Energy, Inc.*	305	2,037
Helix Energy Solutions Group, Inc.*	323	2,025
Innovex International, Inc.*	91	1,990
Diversified Energy Co.	129	1,868
CVR Energy, Inc.*	73	1,857
Nabors Industries Ltd.*	33	1,792
ProPetro Holding Corp.*	188	1,788
Core Laboratories, Inc.	110	1,763
Atlas Energy Solutions, Inc.	182	1,714
Ramaco Resources, Inc. — Class A*	95	1,710
NextDecade Corp.*	314	1,655
Sable Offshore Corp.*	177	1,597
Excelerate Energy, Inc. — Class A	54	1,515
Green Plains, Inc.*,1	151	1,480
SunCoke Energy, Inc.	199	1,433
Hallador Energy Co.*	73	1,390
BKV Corp.*	51	1,385
Vitesse Energy, Inc.[1]	69	1,329
SandRidge Energy, Inc.	85	1,227
RPC, Inc.[1]	210	1,142
Gevo, Inc.*	541	1,082
Kosmos Energy Ltd.*	1,113	1,010
ASP Isotopes, Inc.*	178	952
Oil States International, Inc.*	137	928
VAALCO Energy, Inc.	243	885
Forum Energy Technologies, Inc.*	23	850
Riley Exploration Permian, Inc.	31	818
Natural Gas Services Group, Inc.	24	808
Flowco Holdings, Inc. — Class A	43	806
Matrix Service Co.*	63	737
Summit Midstream Corp.*	23	614
Granite Ridge Resources, Inc.	127	597
Flotek Industries, Inc.*	33	569
Ranger Energy Services, Inc. — Class A	40	559
Infinity Natural Resources, Inc. — Class A*	34	501
New Fortress Energy, Inc.*,1	395	450
NACCO Industries, Inc. — Class A	9	441
W&T Offshore, Inc.	233	380
DMC Global, Inc.*	45	301
SEACOR Marine Holdings, Inc.*	48	289
Kolibri Global Energy, Inc.*	70	275
Montauk Renewables, Inc.*	158	264
Evolution Petroleum Corp.	73	258
SunPower, Inc.*	140	220
Epsilon Energy Ltd.	45	209
HighPeak Energy, Inc.	43	204
FutureFuel Corp.	59	188
PrimeEnergy Resources Corp.*	1	171
OPAL Fuels, Inc. — Class A*	50	118
ProFrac Holding Corp. — Class A*	29	113
Mammoth Energy Services, Inc.*	57	105
Empire Petroleum Corp.*	34	103
Prairie Operating Co.*	51	86
NextNRG, Inc.*	41	59
Verde Clean Fuels, Inc.*	10	21
Total Energy		328,817
Basic Materials - 1.7%
Hecla Mining Co.	1,452	27,864
Coeur Mining, Inc.*	1,463	26,085
Commercial Metals Co.	254	17,582
Uranium Energy Corp.*	1,090	12,731
Balchem Corp.	75	11,502
SSR Mining, Inc.*	465	10,193
Centrus Energy Corp. — Class A*	39	9,468
Sensient Technologies Corp.	97	9,113
Perimeter Solutions, Inc.*	318	8,754
Cabot Corp.	122	8,086
Energy Fuels, Inc.*	522	7,590
HB Fuller Co.	125	7,432
Novagold Resources, Inc.*	692	6,449
Hawkins, Inc.	45	6,393
Constellium SE*	313	5,900
Ingevity Corp.*	83	4,912
Century Aluminum Co.*	121	4,741
Perpetua Resources Corp.*	194	4,697
Minerals Technologies, Inc.	73	4,449
Innospec, Inc.	57	4,363
Quaker Chemical Corp.[1]	31	4,257
Kaiser Aluminum Corp.	37	4,250
Chemours Co.	344	4,056
Ivanhoe Electric Incorporated / US*	243	3,883
Sylvamo Corp.	79	3,804
Rogers Corp.*	41	3,754
Calumet, Inc.*	161	3,199
United States Lime & Minerals, Inc.	25	2,993
Ecovyst, Inc.*	253	2,462
USA Rare Earth, Inc.*	201	2,392
Stepan Co.	49	2,321
Compass Minerals International, Inc.*	81	1,591

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 43.0% (continued)
Basic Materials - 1.7% (continued)
Mativ Holdings, Inc.	127	$1,543
US Antimony Corp.*	272	1,365
NioCorp Developments Ltd.*	245	1,298
Ferroglobe plc	279	1,295
Koppers Holdings, Inc.	45	1,219
Magnera Corp.*	78	1,181
Idaho Strategic Resources, Inc.*	29	1,169
Tronox Holdings plc — Class A	280	1,168
Dakota Gold Corp.*	202	1,147
Oil-Dri Corporation of America	23	1,126
AdvanSix, Inc.	62	1,073
Encore Energy Corp.*	432	1,071
Caledonia Mining Corporation plc	39	1,021
Rayonier Advanced Materials, Inc.*	151	889
American Battery Technology Co.*	258	862
Intrepid Potash, Inc.*	25	693
Orion S.A.	130	686
Contango ORE, Inc.*	20	528
Critical Metals Corp.*	76	527
US Gold Corp.*	26	505
Vox Royalty Corp.	94	446
Friedman Industries, Inc.	16	327
Codexis, Inc.*	192	313
Lifezone Metals Ltd.*	65	278
American Vanguard Corp.*	61	233
Kronos Worldwide, Inc.	51	225
Valhi, Inc.	6	72
Trinseo plc	80	40
US Goldmining, Inc.*	4	35
Total Basic Materials		259,601
Utilities - 1.3%
Oklo, Inc.*	248	17,797
Ormat Technologies, Inc.	140	15,466
TXNM Energy, Inc.	227	13,366
Brookfield Infrastructure Corp. — Class A	275	12,485
Portland General Electric Co.	256	12,285
Southwest Gas Holdings, Inc.	148	11,843
Black Hills Corp.	169	11,732
Spire, Inc.	133	10,999
New Jersey Resources Corp.	231	10,654
ONE Gas, Inc.	137	10,583
Northwestern Energy Group, Inc.	141	9,100
Avista Corp.	186	7,169
Otter Tail Corp.	88	7,111
Chesapeake Utilities Corp.	53	6,612
MGE Energy, Inc.	84	6,587
American States Water Co.	88	6,378
California Water Service Group	137	5,936
Hawaiian Electric Industries, Inc.*	398	4,895
Northwest Natural Holding Co.	95	4,440
H2O America	75	3,674
Ameresco, Inc. — Class A*	75	2,197
Middlesex Water Co.	42	2,118
Unitil Corp.	38	1,841
Consolidated Water Company Ltd.	35	1,235
York Water Co.	34	1,083
Genie Energy Ltd. — Class B	50	689
RGC Resources, Inc.	19	405
Global Water Resources, Inc.	29	245
Total Utilities		198,925
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	66	2,944
Total Common Stocks
(Cost $4,928,806)		6,639,112

WARRANTS† - 0.0%
Bed Bath & Beyond Inc
Expiring 10/07/26*	1	1
Total Warrants
(Cost $–)		1

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	881	–
Sanofi SA*	261	–
Novo Nordisk A/S*	164	–
Oncternal Therapeutics, Inc. *,†††	7	–
Tobira Therapeutics, Inc.*,†††	141	–
Novartis AG*,†††	429	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
E.W. Scripps Co.	147	–
Total Rights
(Cost $631)		–

EXCHANGE-TRADED FUNDS***,† - 20.2%
Vanguard Russell 2000 ETF*	15,743	1,566,743
iShares Russell 2000 Index ETF	6,356	1,564,593
Total Exchange-Traded Funds
(Cost $2,799,130)		3,131,336

	Face Amount
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
3.51% due 03/19/26[2,3]	$50,000	49,628
3.50% due 01/22/26[3,4]	38,000	37,925
Total U.S. Treasury Bills
(Cost $87,541)		87,553

REPURCHASE AGREEMENTS††,5 - 33.1%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	2,559,696	2,559,696
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	2,559,696	2,559,696
Total Repurchase Agreements
(Cost $5,119,392)		5,119,392

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund***
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 3.65%[7]	30,036	$30,036
Total Securities Lending Collateral
(Cost $30,036)		30,036
Total Investments - 97.1%
(Cost $12,965,536)		$15,007,430
Other Assets & Liabilities, net - 2.9%		443,977
Total Net Assets - 100.0%		$15,451,407

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	4	Mar 2026	$499,720	$(15,147)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	441	$1,094,233	$59,085
Goldman Sachs International	Russell 2000 Index	Pay	4.34% (Federal Funds Rate + 0.70%)	At Maturity	01/21/26	936	2,323,935	36,235
Barclays Bank plc	Russell 2000 Index	Pay	4.46% (SOFR + 0.75%)	At Maturity	01/22/26	710	1,761,051	(17,630)
							$5,179,219	$77,690

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2025 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2025.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,639,112		$—	$—	*	$6,639,112
Warrants	1		—	—		1
Rights	—	*	—	—	*	—
Exchange-Traded Funds	3,131,336		—	—		3,131,336
U.S. Treasury Bills	—		87,553	—		87,553
Repurchase Agreements	—		5,119,392	—		5,119,392
Securities Lending Collateral	30,036		—	—		30,036
Equity Index Swap Agreements**	—		95,320	—		95,320
Total Assets	$9,800,485		$5,302,265	$—		$15,102,750

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$15,147	$—	$—	$15,147
Equity Index Swap Agreements**	—	17,630	—	17,630
Total Liabilities	$15,147	$17,630	$—	$32,777

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
MUTUAL FUNDS† - 59.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	34,623	$348,999
Guggenheim Strategy Fund II1	13,870	344,117
Total Mutual Funds
(Cost $673,496)		693,116

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	$18,000	17,964
Total U.S. Treasury Bills
(Cost $17,962)		17,964

REPURCHASE AGREEMENTS††,4 - 32.4%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	188,900	188,900
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	188,899	188,899
Total Repurchase Agreements
(Cost $377,799)		377,799
Total Investments - 93.3%
(Cost $1,069,257)		$1,088,879
Other Assets & Liabilities, net - 6.7%		78,631
Total Net Assets - 100.0%		$1,167,510

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Mar 2026	$249,860	$7,567

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.09% (Federal Funds Rate + 0.45%)	At Maturity	01/21/26	112	$277,234	$(7,993)
BNP Paribas	Russell 2000 Index	Receive	3.79% (Federal Funds Rate + 0.15%)	At Maturity	01/22/26	142	351,323	(10,590)
Barclays Bank plc	Russell 2000 Index	Receive	4.06% (SOFR + 0.35%)	At Maturity	01/22/26	115	286,263	(12,266)

							$914,820	$(30,849)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$693,116	$—	$—	$693,116
U.S. Treasury Bills	—	17,964	—	17,964
Repurchase Agreements	—	377,799	—	377,799
Equity Futures Contracts**	7,567	—	—	7,567
Total Assets	$700,683	$395,763	$—	$1,096,446

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$30,849	$—	$30,849

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$444,730	$–	$(100,000)	$2,157	$(2,770)	$344,117	13,870	$16,407
Guggenheim Ultra Short Duration Fund — Institutional Class	446,771	–	(100,000)	2,381	(153)	348,999	34,623	13,665
	$891,501	$–	$(200,000)	$4,538	$(2,923)	$693,116		$30,072

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 80.1%
Technology - 26.2%
NVIDIA Corp.	86,469	$16,126,468
Apple, Inc.	52,580	14,294,399
Microsoft Corp.	26,447	12,790,298
Broadcom, Inc.	16,804	5,815,864
Palantir Technologies, Inc. — Class A*	8,129	1,444,930
Advanced Micro Devices, Inc.*	5,793	1,240,629
Oracle Corp.	5,985	1,166,536
Micron Technology, Inc.	3,994	1,139,928
International Business Machines Corp.	3,326	985,194
Salesforce, Inc.	3,388	897,515
Lam Research Corp.	4,469	765,003
Applied Materials, Inc.	2,835	728,567
Intuit, Inc.	992	657,121
QUALCOMM, Inc.	3,811	651,872
Accenture plc — Class A	2,207	592,138
Intel Corp.*	15,955	588,739
KLA Corp.	468	568,657
ServiceNow, Inc.*	3,692	565,577
Texas Instruments, Inc.	3,233	560,893
Adobe, Inc.*	1,490	521,485
Analog Devices, Inc.	1,751	474,871
Crowdstrike Holdings, Inc. — Class A*	893	418,603
Synopsys, Inc.*	661	310,485
Cadence Design Systems, Inc.*	969	302,890
Autodesk, Inc.*	758	224,376
Seagate Technology Holdings plc	775	213,427
Western Digital Corp.	1,217	209,653
NXP Semiconductor N.V.	896	194,486
Fortinet, Inc.*	2,249	178,593
Roper Technologies, Inc.	383	170,485
Workday, Inc. — Class A*	772	165,810
Electronic Arts, Inc.	799	163,260
Take-Two Interactive Software, Inc.*	618	158,227
Datadog, Inc. — Class A*	1,158	157,476
Monolithic Power Systems, Inc.	170	154,081
MSCI, Inc. — Class A	267	153,186
Cognizant Technology Solutions Corp. — Class A	1,717	142,511
Fair Isaac Corp.*	84	142,012
Dell Technologies, Inc. — Class C	1,072	134,943
Paychex, Inc.	1,153	129,343
Fiserv, Inc.*	1,914	128,563
Microchip Technology, Inc.	1,923	122,534
Fidelity National Information Services, Inc.	1,843	122,486
Sandisk Corp.*	495	117,503
Hewlett Packard Enterprise Co.	4,695	112,774
Teradyne, Inc.	557	107,813
Broadridge Financial Solutions, Inc.	415	92,616
Leidos Holdings, Inc.	455	82,082
ON Semiconductor Corp.*	1,432	77,543
NetApp, Inc.	710	76,034
PTC, Inc.*	426	74,213
HP, Inc.	3,326	74,103
Tyler Technologies, Inc.*	153	69,454
Gartner, Inc.*	256	64,584
Super Micro Computer, Inc.*	1,784	52,218
Jack Henry & Associates, Inc.	258	47,080
Akamai Technologies, Inc.*	512	44,672
Zebra Technologies Corp. — Class A*	180	43,708
EPAM Systems, Inc.*	197	40,361
Dayforce, Inc.*	569	39,352
Skyworks Solutions, Inc.	529	33,544
Paycom Software, Inc.	174	27,729
Total Technology		67,951,497
Communications - 13.6%
Amazon.com, Inc.*	34,616	7,990,065
Alphabet, Inc. — Class A	20,703	6,480,039
Alphabet, Inc. — Class C	16,547	5,192,449
Meta Platforms, Inc. — Class A	7,750	5,115,697
Netflix, Inc.*	15,078	1,413,713
Cisco Systems, Inc.	14,023	1,080,192
Walt Disney Co.	6,353	722,781
AppLovin Corp. — Class A*	963	648,889
AT&T, Inc.	25,227	626,639
Booking Holdings, Inc.	115	615,863
Verizon Communications, Inc.	15,004	611,113
Uber Technologies, Inc.*	7,394	604,164
Arista Networks, Inc.*	3,674	481,404
Palo Alto Networks, Inc.*	2,434	448,343
Comcast Corp. — Class A	12,933	386,567
T-Mobile US, Inc.	1,711	347,401
Robinhood Markets, Inc. — Class A*	2,798	316,454
DoorDash, Inc. — Class A*	1,330	301,218
Warner Bros Discovery, Inc.*	8,818	254,135
Corning, Inc.	2,776	243,066
Motorola Solutions, Inc.	593	227,309
Airbnb, Inc. — Class A*	1,513	205,344
eBay, Inc.	1,608	140,057
Expedia Group, Inc.	416	117,857
Omnicom Group, Inc.	1,135	91,651
VeriSign, Inc.	297	72,156
Charter Communications, Inc. — Class A*	313	65,339
CDW Corp.	463	63,061
GoDaddy, Inc. — Class A*	481	59,682
Trade Desk, Inc. — Class A*	1,567	59,484
Gen Digital, Inc.	1,997	54,298
Fox Corp. — Class A	741	54,145
F5, Inc.*	205	52,328
FactSet Research Systems, Inc.	133	38,595
News Corp. — Class A	1,333	34,818
Fox Corp. — Class B	528	34,283
Match Group, Inc.	840	27,124
Paramount Skydance Corp. — Class B	1,106	14,820
News Corp. — Class B	439	13,008
Total Communications		35,305,551
Financial - 11.4%
Berkshire Hathaway, Inc. — Class B*	6,525	3,279,791
JPMorgan Chase & Co.	9,687	3,121,345
Visa, Inc. — Class A	6,005	2,106,014

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 80.1% (continued)
Financial - 11.4% (continued)
Mastercard, Inc. — Class A	2,918	$1,665,828
Bank of America Corp.	23,906	1,314,830
Wells Fargo & Co.	11,170	1,041,044
Goldman Sachs Group, Inc.	1,067	937,893
Morgan Stanley	4,298	763,024
Citigroup, Inc.	6,367	742,965
American Express Co.	1,912	707,344
Charles Schwab Corp.	5,944	593,865
Blackrock, Inc.	513	549,084
Capital One Financial Corp.	2,262	548,218
Progressive Corp.	2,087	475,252
Welltower, Inc. REIT	2,442	453,260
Prologis, Inc. REIT	3,305	421,916
Chubb Ltd.	1,302	406,380
Blackstone, Inc. — Class A	2,628	405,080
CME Group, Inc. — Class A	1,283	350,362
Intercontinental Exchange, Inc.	2,029	328,617
Marsh & McLennan Companies, Inc.	1,743	323,361
KKR & Company, Inc. — Class A	2,442	311,306
U.S. Bancorp	5,531	295,134
American Tower Corp. — Class A REIT	1,666	292,500
PNC Financial Services Group, Inc.	1,395	291,178
Bank of New York Mellon Corp.	2,481	288,019
Aon plc — Class A	765	269,953
Equinix, Inc. REIT	349	267,390
Apollo Global Management, Inc.	1,652	239,143
Arthur J Gallagher & Co.	914	236,534
Travelers Companies, Inc.	794	230,308
Truist Financial Corp.	4,552	224,004
Simon Property Group, Inc. REIT	1,162	215,098
Allstate Corp.	931	193,788
Aflac, Inc.	1,679	185,143
Realty Income Corp. REIT	3,273	184,499
Coinbase Global, Inc. — Class A*	812	183,626
Digital Realty Trust, Inc. REIT	1,149	177,762
CBRE Group, Inc. — Class A*	1,043	167,704
American International Group, Inc.	1,920	164,256
Ameriprise Financial, Inc.	331	162,303
Nasdaq, Inc.	1,605	155,894
MetLife, Inc.	1,969	155,433
Public Storage REIT	562	145,839
Prudential Financial, Inc.	1,245	140,536
Crown Castle, Inc. REIT	1,550	137,748
Hartford Insurance Group, Inc.	992	136,698
Ventas, Inc. REIT	1,671	129,302
State Street Corp.	994	128,236
Arch Capital Group Ltd.*	1,285	123,257
Ares Management Corp. — Class A	733	118,475
Willis Towers Watson plc	341	112,053
M&T Bank Corp.	547	110,210
Fifth Third Bancorp	2,352	110,097
Synchrony Financial	1,282	106,957
VICI Properties, Inc. REIT	3,803	106,940
Interactive Brokers Group, Inc. — Class A	1,585	101,931
CoStar Group, Inc.*	1,508	101,398
Raymond James Financial, Inc.	627	100,690
Extra Space Storage, Inc. REIT	755	98,316
Huntington Bancshares, Inc.	5,594	97,056
Cboe Global Markets, Inc.	372	93,372
Northern Trust Corp.	673	91,925
AvalonBay Communities, Inc. REIT	503	91,199
Cincinnati Financial Corp.	555	90,643
Citizens Financial Group, Inc.	1,528	89,251
Iron Mountain, Inc. REIT	1,052	87,263
Regions Financial Corp.	3,120	84,552
Brown & Brown, Inc.	1,045	83,286
T. Rowe Price Group, Inc.	777	79,549
Equity Residential REIT	1,232	77,665
W R Berkley Corp.	1,068	74,888
SBA Communications Corp. REIT	379	73,310
KeyCorp	3,306	68,236
Loews Corp.	603	63,502
Principal Financial Group, Inc.	711	62,717
Weyerhaeuser Co. REIT	2,565	60,765
Essex Property Trust, Inc. REIT	229	59,925
Mid-America Apartment Communities, Inc. REIT	417	57,925
Invitation Homes, Inc. REIT	2,007	55,775
Everest Group Ltd.	149	50,563
Kimco Realty Corp. REIT	2,410	48,851
Assurant, Inc.	178	42,871
Camden Property Trust REIT	379	41,720
Invesco Ltd.	1,584	41,612
Regency Centers Corp. REIT	586	40,452
Host Hotels & Resorts, Inc. REIT	2,276	40,353
Healthpeak Properties, Inc. REIT	2,473	39,766
Globe Life, Inc.	283	39,580
UDR, Inc. REIT	1,070	39,248
BXP, Inc. REIT	524	35,359
Federal Realty Investment Trust REIT	279	28,123
Alexandria Real Estate Equities, Inc. REIT	553	27,064
Franklin Resources, Inc.	1,094	26,136
Erie Indemnity Co. — Class A	90	25,799
Total Financial		29,545,432
Consumer, Non-cyclical - 11.2%
Eli Lilly & Co.	2,826	3,037,046
Johnson & Johnson	8,573	1,774,182
AbbVie, Inc.	6,289	1,436,974
Procter & Gamble Co.	8,315	1,191,623
UnitedHealth Group, Inc.	3,223	1,063,944
Coca-Cola Co.	13,776	963,080
Merck & Company, Inc.	8,832	929,656
Philip Morris International, Inc.	5,539	888,456
Abbott Laboratories	6,188	775,294
Thermo Fisher Scientific, Inc.	1,337	774,725
Intuitive Surgical, Inc.*	1,261	714,180
PepsiCo, Inc.	4,866	698,368
Amgen, Inc.	1,916	627,126
S&P Global, Inc.	1,103	576,417
Gilead Sciences, Inc.	4,415	541,897
Danaher Corp.	2,237	512,094
Pfizer, Inc.	20,232	503,777

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 80.1% (continued)
Consumer, Non-cyclical - 11.2% (continued)
Boston Scientific Corp.*	5,275	$502,971
Medtronic plc	4,564	438,418
Stryker Corp.	1,225	430,551
Vertex Pharmaceuticals, Inc.*	903	409,384
Bristol-Myers Squibb Co.	7,244	390,741
Automatic Data Processing, Inc.	1,439	370,154
McKesson Corp.	439	360,107
CVS Health Corp.	4,517	358,469
Altria Group, Inc.	5,973	344,403
Moody’s Corp.	546	278,924
Elevance Health, Inc.	791	277,285
Regeneron Pharmaceuticals, Inc.	359	277,102
HCA Healthcare, Inc.	568	265,176
Cigna Group	951	261,744
Mondelez International, Inc. — Class A	4,592	247,187
Cencora, Inc. — Class A	690	233,048
Cintas Corp.	1,216	228,693
Colgate-Palmolive Co.	2,868	226,629
Quanta Services, Inc.	531	224,114
Becton Dickinson & Co.	1,020	197,951
Zoetis, Inc.	1,568	197,286
Monster Beverage Corp.*	2,538	194,589
PayPal Holdings, Inc.	3,329	194,347
IDEXX Laboratories, Inc.*	284	192,134
United Rentals, Inc.	226	182,906
Edwards Lifesciences Corp.*	2,065	176,041
Cardinal Health, Inc.	845	173,648
Corteva, Inc.	2,405	161,207
Agilent Technologies, Inc.	1,009	137,295
IQVIA Holdings, Inc.*	606	136,598
Kroger Co.	2,169	135,519
Keurig Dr Pepper, Inc.	4,834	135,400
GE HealthCare Technologies, Inc.	1,621	132,954
Block, Inc. — Class A*	1,949	126,861
Sysco Corp.	1,704	125,568
ResMed, Inc.	519	125,012
Kimberly-Clark Corp.	1,181	119,151
Kenvue, Inc.	6,817	117,593
Verisk Analytics, Inc. — Class A	496	110,950
Humana, Inc.	428	109,624
Archer-Daniels-Midland Co.	1,710	98,308
Hershey Co.	527	95,904
Equifax, Inc.	436	94,603
Dexcom, Inc.*	1,388	92,122
Biogen, Inc.*	522	91,867
Estee Lauder Companies, Inc. — Class A	875	91,630
STERIS plc	349	88,478
General Mills, Inc.	1,898	88,257
Waters Corp.*	212	80,524
Corpay, Inc.*	249	74,932
Labcorp Holdings, Inc.	295	74,010
Kraft Heinz Co.	3,033	73,550
Church & Dwight Company, Inc.	854	71,608
Insulet Corp.*	250	71,060
West Pharmaceutical Services, Inc.	256	70,436
Constellation Brands, Inc. — Class A	502	69,256
Quest Diagnostics, Inc.	396	68,718
Centene Corp.*	1,662	68,391
Global Payments, Inc.	842	65,171
Zimmer Biomet Holdings, Inc.	705	63,394
Rollins, Inc.	1,044	62,661
McCormick & Company, Inc.	901	61,367
Tyson Foods, Inc. — Class A	1,007	59,030
Hologic, Inc.*	792	58,996
Incyte Corp.*	587	57,978
Cooper Companies, Inc.*	707	57,946
Viatris, Inc.	4,098	51,020
Avery Dennison Corp.	275	50,017
Clorox Co.	434	43,760
Universal Health Services, Inc. — Class B	197	42,950
Bunge Global S.A.	482	42,936
Solventum Corp.*	525	41,601
Revvity, Inc.	403	38,990
J M Smucker Co.	380	37,168
Align Technology, Inc.*	237	37,008
Moderna, Inc.*	1,237	36,479
Baxter International, Inc.	1,829	34,952
Charles River Laboratories International, Inc.*	175	34,909
Bio-Techne Corp.	554	32,581
Molina Healthcare, Inc.*	183	31,758
Conagra Brands, Inc.	1,702	29,462
Molson Coors Beverage Co. — Class B	602	28,101
Henry Schein, Inc.*	356	26,906
Hormel Foods Corp.	1,037	24,577
Lamb Weston Holdings, Inc.	496	20,777
The Campbell’s Co.	699	19,481
Brown-Forman Corp. — Class B	627	16,340
DaVita, Inc.*	126	14,315
Total Consumer, Non-cyclical		29,002,858
Consumer, Cyclical - 6.5%
Tesla, Inc.*	9,999	4,496,751
Walmart, Inc.	15,604	1,738,442
Costco Wholesale Corp.	1,577	1,359,910
Home Depot, Inc.	3,542	1,218,802
McDonald’s Corp.	2,534	774,466
TJX Companies, Inc.	3,960	608,296
Lowe’s Companies, Inc.	1,996	481,355
Starbucks Corp.	4,046	340,714
O’Reilly Automotive, Inc.*	3,004	273,995
General Motors Co.	3,319	269,901
NIKE, Inc. — Class B	4,232	269,621
Royal Caribbean Cruises Ltd.	902	251,586
Cummins, Inc.	491	250,631
Marriott International, Inc. — Class A	793	246,020
Hilton Worldwide Holdings, Inc.	827	237,556
Carvana Co.*	503	212,276
Ross Stores, Inc.	1,157	208,422
PACCAR, Inc.	1,869	204,674
AutoZone, Inc.*	59	200,098
Ford Motor Co.	13,926	182,709

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 80.1% (continued)
Consumer, Cyclical - 6.5% (continued)
Chipotle Mexican Grill, Inc. — Class A*	4,705	$174,085
Fastenal Co.	4,085	163,931
Delta Air Lines, Inc.	2,308	160,175
Target Corp.	1,617	158,062
WW Grainger, Inc.	156	157,412
Yum! Brands, Inc.	988	149,465
DR Horton, Inc.	975	140,429
United Airlines Holdings, Inc.*	1,152	128,817
Copart, Inc.*	3,168	124,027
Carnival Corp.	3,864	118,007
Dollar General Corp.	783	103,959
Ulta Beauty, Inc.*	160	96,802
Tractor Supply Co.	1,880	94,019
Tapestry, Inc.	728	93,016
Dollar Tree, Inc.*	675	83,032
PulteGroup, Inc.	694	81,379
Live Nation Entertainment, Inc.*	562	80,085
Lululemon Athletica, Inc.*	384	79,799
Lennar Corp. — Class A	768	78,950
Williams-Sonoma, Inc.	433	77,329
Darden Restaurants, Inc.	414	76,184
Southwest Airlines Co.	1,840	76,047
NVR, Inc.*	10	72,928
Las Vegas Sands Corp.	1,083	70,492
Genuine Parts Co.	495	60,865
Aptiv plc*	769	58,513
Deckers Outdoor Corp.*	519	53,805
TKO Group Holdings, Inc.	236	49,324
Ralph Lauren Corp. — Class A	138	48,798
Best Buy Company, Inc.	695	46,516
Domino’s Pizza, Inc.	111	46,267
Hasbro, Inc.	474	38,868
Norwegian Cruise Line Holdings Ltd.*	1,620	36,158
Wynn Resorts Ltd.	300	36,099
Pool Corp.	117	26,764
MGM Resorts International*	730	26,638
Total Consumer, Cyclical		16,993,271
Industrial - 6.0%
General Electric Co.	3,753	1,156,037
Caterpillar, Inc.	1,665	953,829
RTX Corp.	4,771	875,001
GE Vernova, Inc.	965	630,695
Boeing Co.*	2,786	604,896
Amphenol Corp. — Class A	4,356	588,670
Union Pacific Corp.	2,111	488,316
Honeywell International, Inc.	2,259	440,708
Eaton Corporation plc	1,382	440,181
Deere & Co.	895	416,685
Parker-Hannifin Corp.	449	394,653
Lockheed Martin Corp.	725	350,661
Trane Technologies plc	789	307,079
General Dynamics Corp.	902	303,667
3M Co.	1,890	302,589
CRH plc	2,385	297,648
Howmet Aerospace, Inc.	1,431	293,384
Waste Management, Inc.	1,319	289,797
Northrop Grumman Corp.	477	271,990
TransDigm Group, Inc.	200	265,970
Emerson Electric Co.	1,999	265,307
United Parcel Service, Inc. — Class B	2,630	260,870
Johnson Controls International plc	2,175	260,456
CSX Corp.	6,626	240,192
TE Connectivity plc	1,047	238,203
Illinois Tool Works, Inc.	939	231,276
Norfolk Southern Corp.	798	230,399
FedEx Corp.	772	223,000
L3Harris Technologies, Inc.	666	195,518
AMETEK, Inc.	819	168,149
Axon Enterprise, Inc.*	281	159,588
Rockwell Automation, Inc.	400	155,628
Republic Services, Inc. — Class A	716	151,742
Carrier Global Corp.	2,817	148,850
Vulcan Materials Co.	470	134,054
Martin Marietta Materials, Inc.	215	133,872
Westinghouse Air Brake Technologies Corp.	608	129,778
Keysight Technologies, Inc.*	612	124,352
Otis Worldwide Corp.	1,387	121,154
Garmin Ltd.	582	118,059
Xylem, Inc.	866	117,932
Comfort Systems USA, Inc.	125	116,661
Old Dominion Freight Line, Inc.	655	102,704
Mettler-Toledo International, Inc.*	73	101,776
Ingersoll Rand, Inc.	1,279	101,322
EMCOR Group, Inc.	159	97,275
Dover Corp.	488	95,277
Veralto Corp.	884	88,206
Jabil, Inc.	380	86,648
Teledyne Technologies, Inc.*	167	85,292
Hubbell, Inc.	189	83,937
Smurfit WestRock plc	1,858	71,849
Expeditors International of Washington, Inc.	477	71,078
Amcor plc	8,214	68,505
CH Robinson Worldwide, Inc.	420	67,519
Trimble, Inc.*	847	66,363
Packaging Corporation of America	318	65,581
Snap-on, Inc.	185	63,751
Fortive Corp.	1,130	62,387
Pentair plc	582	60,609
Jacobs Solutions, Inc.	425	56,295
Lennox International, Inc.	114	55,356
Textron, Inc.	627	54,655
J.B. Hunt Transport Services, Inc.	268	52,083
Ball Corp.	954	50,533
Allegion plc	306	48,721
Huntington Ingalls Industries, Inc.	140	47,610
IDEX Corp.	266	47,332
Masco Corp.	739	46,897
Nordson Corp.	190	45,682
Stanley Black & Decker, Inc.	551	40,928
Builders FirstSource, Inc.*	393	40,436
Generac Holdings, Inc.*	209	28,501

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 80.1% (continued)
Industrial - 6.0% (continued)
A O Smith Corp.	403	$26,953
Total Industrial		15,679,557
Energy - 2.3%
Exxon Mobil Corp.	15,006	1,805,822
Chevron Corp.	6,735	1,026,481
ConocoPhillips	4,397	411,603
Williams Companies, Inc.	4,346	261,238
SLB Ltd.	5,316	204,028
EOG Resources, Inc.	1,931	202,774
Kinder Morgan, Inc.	6,967	191,523
Phillips 66	1,434	185,044
Valero Energy Corp.	1,085	176,627
Marathon Petroleum Corp.	1,070	174,014
ONEOK, Inc.	2,239	164,566
Baker Hughes Co.	3,511	159,891
Targa Resources Corp.	764	140,958
Equities Corp.	2,221	119,046
Occidental Petroleum Corp.	2,559	105,226
First Solar, Inc.*	382	99,790
Diamondback Energy, Inc.	663	99,669
Expand Energy Corp.	848	93,585
Halliburton Co.	2,995	84,639
Devon Energy Corp.	2,232	81,758
Coterra Energy, Inc. — Class A	2,709	71,301
Texas Pacific Land Corp.	206	59,167
APA Corp.	1,262	30,869
Total Energy		5,949,619
Utilities - 1.8%
NextEra Energy, Inc.	7,411	594,955
Constellation Energy Corp.	1,111	392,483
Southern Co.	3,918	341,650
Duke Energy Corp.	2,767	324,320
American Electric Power Company, Inc.	1,905	219,666
Sempra	2,323	205,098
Vistra Corp.	1,133	182,787
Dominion Energy, Inc.	3,039	178,055
Exelon Corp.	3,595	156,706
Xcel Energy, Inc.	2,105	155,475
Entergy Corp.	1,589	146,871
Public Service Enterprise Group, Inc.	1,776	142,613
Consolidated Edison, Inc.	1,284	127,527
PG&E Corp.	7,821	125,683
WEC Energy Group, Inc.	1,158	122,123
NRG Energy, Inc.	682	108,602
Ameren Corp.	963	96,165
Atmos Energy Corp.	571	95,717
DTE Energy Co.	739	95,316
PPL Corp.	2,632	92,173
American Water Works Company, Inc.	694	90,567
Eversource Energy	1,335	89,886
CenterPoint Energy, Inc.	2,323	89,064
FirstEnergy Corp.	1,850	82,824
Edison International	1,369	82,167
CMS Energy Corp.	1,083	75,734
NiSource, Inc.	1,698	70,908
Alliant Energy Corp.	915	59,484
Evergy, Inc.	819	59,369
Pinnacle West Capital Corp.	426	37,786
AES Corp.	2,534	36,338
Total Utilities		4,678,112
Basic Materials - 1.1%
Linde plc	1,662	708,660
Newmont Corp.	3,883	387,718
Sherwin-Williams Co.	820	265,705
Freeport-McMoRan, Inc.	5,110	259,537
Ecolab, Inc.	907	238,106
Air Products and Chemicals, Inc.	792	195,640
Nucor Corp.	814	132,771
Steel Dynamics, Inc.	488	82,692
PPG Industries, Inc.	799	81,865
International Paper Co.	1,879	74,014
International Flavors & Fragrances, Inc.	911	61,392
Qnity Electronics, Inc.	745	60,829
DuPont de Nemours, Inc.	1,491	59,938
Albemarle Corp.	419	59,263
Dow, Inc.	2,529	59,128
CF Industries Holdings, Inc.	555	42,924
LyondellBasell Industries N.V. — Class A	916	39,663
Mosaic Co.	1,129	27,198
Total Basic Materials		2,837,043
Total Common Stocks
(Cost $164,848,592)		207,942,940

MUTUAL FUNDS† - 6.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	733,906	7,397,775
Guggenheim Strategy Fund II1	225,195	5,587,084
Guggenheim Strategy Fund III[1]	184,563	4,597,456
Total Mutual Funds
(Cost $17,418,465)		17,582,315

	Face Amount
U.S. TREASURY BILLS†† - 3.7%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	$8,831,000	8,813,567
3.51% due 03/19/26[3,4]	700,000	694,788
Total U.S. Treasury Bills
(Cost $9,507,120)		9,508,355

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 1.9%
Federal Home Loan Bank
3.49% due 01/02/26[3]	$5,000,000	$4,999,514
Total Federal Agency Discount Notes
(Cost $4,999,514)		4,999,514

REPURCHASE AGREEMENTS††,5 - 6.6%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	8,608,882	8,608,882
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	8,608,881	8,608,881
Total Repurchase Agreements
(Cost $17,217,763)		17,217,763
Total Investments - 99.1%
(Cost $213,991,454)		$257,250,887
Other Assets & Liabilities, net - 0.9%		2,322,677
Total Net Assets - 100.0%		$259,573,564

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	458	Mar 2026	$157,821,075	$(225,966)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	4.61% (SOFR + 0.90%)	At Maturity	01/22/26	1,146	$7,847,903	$138,958
BNP Paribas	S&P 500 Index	Pay	4.49% (Federal Funds Rate + 0.85%)	At Maturity	01/22/26	595	4,072,861	86,127
Goldman Sachs International	S&P 500 Index	Pay	4.59% (Federal Funds Rate + 0.95%)	At Maturity	01/21/26	1,714	11,735,430	15,684

							$23,656,194	$240,769

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$207,942,940	$—	$—	$207,942,940
Mutual Funds	17,582,315	—	—	17,582,315
U.S. Treasury Bills	—	9,508,355	—	9,508,355
Federal Agency Discount Notes	—	4,999,514	—	4,999,514
Repurchase Agreements	—	17,217,763	—	17,217,763
Equity Index Swap Agreements**	—	240,769	—	240,769
Total Assets	$225,525,255	$31,966,401	$—	$257,491,656

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$225,966	$—	$—	$225,966

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,598,344	$–	$–	$–	$(11,260)	$5,587,084	225,195	$219,756
Guggenheim Strategy Fund III	4,601,147	–	–	–	(3,691)	4,597,456	184,563	183,440
Guggenheim Ultra Short Duration Fund — Institutional Class	7,361,079	–	–	–	36,696	7,397,775	733,906	240,202
	$17,560,570	$–	$–	$–	$21,745	$17,582,315		$643,398

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 90.7%
Technology - 29.7%
NVIDIA Corp.	65,137	$12,148,050
Apple, Inc.	39,608	10,767,831
Microsoft Corp.	19,923	9,635,161
Broadcom, Inc.	12,659	4,381,280
Palantir Technologies, Inc. — Class A*	6,123	1,088,363
Advanced Micro Devices, Inc.*	4,364	934,594
Oracle Corp.	4,509	878,849
Micron Technology, Inc.	3,009	858,799
International Business Machines Corp.	2,506	742,302
Salesforce, Inc.	2,552	676,050
Lam Research Corp.	3,367	576,363
Applied Materials, Inc.	2,135	548,674
Intuit, Inc.	747	494,828
QUALCOMM, Inc.	2,871	491,085
Accenture plc — Class A	1,662	445,915
Intel Corp.*	12,019	443,501
KLA Corp.	352	427,708
ServiceNow, Inc.*	2,781	426,021
Texas Instruments, Inc.	2,436	422,622
Adobe, Inc.*	1,122	392,689
Analog Devices, Inc.	1,319	357,713
Crowdstrike Holdings, Inc. — Class A*	673	315,475
Synopsys, Inc.*	498	233,921
Cadence Design Systems, Inc.*	730	228,183
Autodesk, Inc.*	571	169,022
Seagate Technology Holdings plc	584	160,828
Western Digital Corp.	916	157,799
NXP Semiconductor N.V.	675	146,515
Fortinet, Inc.*	1,694	134,520
Roper Technologies, Inc.	289	128,643
Workday, Inc. — Class A*	582	125,002
Electronic Arts, Inc.	602	123,007
Take-Two Interactive Software, Inc.*	466	119,310
Datadog, Inc. — Class A*	872	118,583
Monolithic Power Systems, Inc.	128	116,014
MSCI, Inc. — Class A	201	115,320
Fair Isaac Corp.*	64	108,200
Cognizant Technology Solutions Corp. — Class A	1,294	107,402
Dell Technologies, Inc. — Class C	808	101,711
Paychex, Inc.	868	97,372
Fiserv, Inc.*	1,442	96,859
Microchip Technology, Inc.	1,449	92,330
Fidelity National Information Services, Inc.	1,388	92,247
Sandisk Corp.*	373	88,543
Hewlett Packard Enterprise Co.	3,537	84,959
Teradyne, Inc.	420	81,295
Broadridge Financial Solutions, Inc.	313	69,852
Leidos Holdings, Inc.	343	61,877
ON Semiconductor Corp.*	1,079	58,428
NetApp, Inc.	535	57,293
PTC, Inc.*	321	55,921
HP, Inc.	2,506	55,834
Tyler Technologies, Inc.*	115	52,204
Gartner, Inc.*	193	48,690
Super Micro Computer, Inc.*	1,344	39,339
Jack Henry & Associates, Inc.	194	35,401
Akamai Technologies, Inc.*	386	33,679
Zebra Technologies Corp. — Class A*	136	33,023
EPAM Systems, Inc.*	148	30,322
Dayforce, Inc.*	429	29,670
Skyworks Solutions, Inc.	399	25,301
Paycom Software, Inc.	131	20,876
Total Technology		51,189,168
Communications - 15.4%
Amazon.com, Inc.*	26,076	6,018,862
Alphabet, Inc. — Class A	15,596	4,881,548
Alphabet, Inc. — Class C	12,465	3,911,517
Meta Platforms, Inc. — Class A	5,838	3,853,605
Netflix, Inc.*	11,358	1,064,926
Cisco Systems, Inc.	10,563	813,668
Walt Disney Co.	4,786	544,503
AppLovin Corp. — Class A*	726	489,193
AT&T, Inc.	19,004	472,059
Booking Holdings, Inc.	86	460,558
Verizon Communications, Inc.	11,302	460,330
Uber Technologies, Inc.*	5,570	455,125
Arista Networks, Inc.*	2,768	362,691
Palo Alto Networks, Inc.*	1,833	337,639
Comcast Corp. — Class A	9,742	291,188
T-Mobile US, Inc.	1,289	261,719
Robinhood Markets, Inc. — Class A*	2,108	238,415
DoorDash, Inc. — Class A*	1,002	226,933
Warner Bros Discovery, Inc.*	6,642	191,423
Corning, Inc.	2,091	183,088
Motorola Solutions, Inc.	446	170,961
Airbnb, Inc. — Class A*	1,140	154,721
eBay, Inc.	1,212	105,565
Expedia Group, Inc.	314	88,959
Omnicom Group, Inc.	855	69,041
VeriSign, Inc.	224	54,421
Charter Communications, Inc. — Class A*	236	49,265
CDW Corp.	349	47,534
GoDaddy, Inc. — Class A*	362	44,917
Trade Desk, Inc. — Class A*	1,180	44,793
Gen Digital, Inc.	1,504	40,894
Fox Corp. — Class A	559	40,846
F5, Inc.*	155	39,565
FactSet Research Systems, Inc.	100	29,019
News Corp. — Class A	1,004	26,225
Fox Corp. — Class B	398	25,842
Match Group, Inc.	633	20,440
Paramount Skydance Corp. — Class B	833	11,162
News Corp. — Class B	331	9,808
Total Communications		26,592,968
Financial - 12.9%
Berkshire Hathaway, Inc. — Class B*	4,915	2,470,525
JPMorgan Chase & Co.	7,297	2,351,240
Visa, Inc. — Class A	4,524	1,586,612

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 90.7% (continued)
Financial - 12.9% (continued)
Mastercard, Inc. — Class A	2,198	$1,254,794
Bank of America Corp.	18,009	990,495
Wells Fargo & Co.	8,415	784,278
Goldman Sachs Group, Inc.	804	706,716
Morgan Stanley	3,238	574,842
Citigroup, Inc.	4,796	559,645
American Express Co.	1,440	532,728
Charles Schwab Corp.	4,477	447,297
Blackrock, Inc.	387	414,222
Capital One Financial Corp.	1,704	412,982
Progressive Corp.	1,572	357,976
Welltower, Inc. REIT	1,840	341,522
Prologis, Inc. REIT	2,490	317,873
Chubb Ltd.	981	306,190
Blackstone, Inc. — Class A	1,979	305,043
CME Group, Inc. — Class A	967	264,068
Intercontinental Exchange, Inc.	1,528	247,475
Marsh & McLennan Companies, Inc.	1,313	243,588
KKR & Company, Inc. — Class A	1,840	234,563
U.S. Bancorp	4,167	222,351
American Tower Corp. — Class A REIT	1,255	220,340
PNC Financial Services Group, Inc.	1,051	219,375
Bank of New York Mellon Corp.	1,869	216,972
Aon plc — Class A	576	203,259
Equinix, Inc. REIT	263	201,500
Apollo Global Management, Inc.	1,245	180,226
Arthur J Gallagher & Co.	688	178,047
Travelers Companies, Inc.	598	173,456
Truist Financial Corp.	3,429	168,741
Simon Property Group, Inc. REIT	875	161,971
Allstate Corp.	701	145,913
Aflac, Inc.	1,264	139,381
Realty Income Corp. REIT	2,466	139,009
Coinbase Global, Inc. — Class A*	612	138,398
Digital Realty Trust, Inc. REIT	866	133,979
CBRE Group, Inc. — Class A*	786	126,381
American International Group, Inc.	1,446	123,705
Ameriprise Financial, Inc.	249	122,095
Nasdaq, Inc.	1,209	117,430
MetLife, Inc.	1,484	117,147
Public Storage REIT	423	109,769
Prudential Financial, Inc.	938	105,881
Crown Castle, Inc. REIT	1,167	103,711
Hartford Insurance Group, Inc.	747	102,937
Ventas, Inc. REIT	1,259	97,421
State Street Corp.	749	96,629
Arch Capital Group Ltd.*	968	92,851
Ares Management Corp. — Class A	552	89,220
Willis Towers Watson plc	257	84,450
M&T Bank Corp.	412	83,010
Fifth Third Bancorp	1,772	82,947
VICI Properties, Inc. REIT	2,865	80,564
Synchrony Financial	965	80,510
Interactive Brokers Group, Inc. — Class A	1,194	76,786
CoStar Group, Inc.*	1,136	76,385
Raymond James Financial, Inc.	473	75,959
Extra Space Storage, Inc. REIT	569	74,095
Huntington Bancshares, Inc.	4,214	73,113
Cboe Global Markets, Inc.	281	70,531
Northern Trust Corp.	507	69,251
AvalonBay Communities, Inc. REIT	379	68,717
Cincinnati Financial Corp.	418	68,268
Citizens Financial Group, Inc.	1,151	67,230
Iron Mountain, Inc. REIT	792	65,696
Regions Financial Corp.	2,351	63,712
Brown & Brown, Inc.	787	62,724
T. Rowe Price Group, Inc.	585	59,892
Equity Residential REIT	928	58,501
W R Berkley Corp.	805	56,447
SBA Communications Corp. REIT	286	55,321
KeyCorp	2,490	51,394
Loews Corp.	454	47,811
Principal Financial Group, Inc.	536	47,280
Weyerhaeuser Co. REIT	1,932	45,769
Essex Property Trust, Inc. REIT	173	45,271
Mid-America Apartment Communities, Inc. REIT	314	43,618
Invitation Homes, Inc. REIT	1,512	42,019
Everest Group Ltd.	113	38,346
Kimco Realty Corp. REIT	1,815	36,790
Assurant, Inc.	134	32,274
Camden Property Trust REIT	285	31,373
Invesco Ltd.	1,193	31,340
Regency Centers Corp. REIT	441	30,442
Host Hotels & Resorts, Inc. REIT	1,714	30,389
Healthpeak Properties, Inc. REIT	1,863	29,957
Globe Life, Inc.	213	29,790
UDR, Inc. REIT	806	29,564
BXP, Inc. REIT	395	26,655
Federal Realty Investment Trust REIT	210	21,168
Alexandria Real Estate Equities, Inc. REIT	417	20,408
Franklin Resources, Inc.	824	19,685
Erie Indemnity Co. — Class A	68	19,492
Total Financial		22,257,713
Consumer, Non-cyclical - 12.7%
Eli Lilly & Co.	2,129	2,287,994
Johnson & Johnson	6,458	1,336,483
AbbVie, Inc.	4,738	1,082,586
Procter & Gamble Co.	6,264	897,694
UnitedHealth Group, Inc.	2,428	801,507
Coca-Cola Co.	10,378	725,526
Merck & Company, Inc.	6,653	700,295
Philip Morris International, Inc.	4,173	669,349
Abbott Laboratories	4,661	583,977
Thermo Fisher Scientific, Inc.	1,007	583,506
Intuitive Surgical, Inc.*	950	538,042
PepsiCo, Inc.	3,665	526,001
Amgen, Inc.	1,443	472,308
S&P Global, Inc.	831	434,272
Gilead Sciences, Inc.	3,326	408,233
Danaher Corp.	1,685	385,730
Pfizer, Inc.	15,241	379,501

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 90.7% (continued)
Consumer, Non-cyclical - 12.7% (continued)
Boston Scientific Corp.*	3,974	$378,921
Medtronic plc	3,438	330,254
Stryker Corp.	923	324,407
Vertex Pharmaceuticals, Inc.*	680	308,285
Bristol-Myers Squibb Co.	5,457	294,350
Automatic Data Processing, Inc.	1,084	278,837
McKesson Corp.	331	271,516
CVS Health Corp.	3,403	270,062
Altria Group, Inc.	4,500	259,470
Moody’s Corp.	411	209,959
Elevance Health, Inc.	596	208,928
Regeneron Pharmaceuticals, Inc.	270	208,405
HCA Healthcare, Inc.	428	199,816
Cigna Group	716	197,065
Mondelez International, Inc. — Class A	3,459	186,198
Cencora, Inc. — Class A	520	175,630
Cintas Corp.	916	172,272
Colgate-Palmolive Co.	2,161	170,762
Quanta Services, Inc.	400	168,824
Becton Dickinson & Co.	768	149,046
Zoetis, Inc.	1,181	148,593
Monster Beverage Corp.*	1,912	146,593
PayPal Holdings, Inc.	2,508	146,417
IDEXX Laboratories, Inc.*	214	144,777
United Rentals, Inc.	171	138,394
Edwards Lifesciences Corp.*	1,556	132,649
Cardinal Health, Inc.	637	130,903
Corteva, Inc.	1,811	121,391
Agilent Technologies, Inc.	760	103,413
IQVIA Holdings, Inc.*	457	103,012
Kroger Co.	1,634	102,092
Keurig Dr Pepper, Inc.	3,642	102,012
GE HealthCare Technologies, Inc.	1,221	100,146
Block, Inc. — Class A*	1,468	95,552
Sysco Corp.	1,284	94,618
ResMed, Inc.	391	94,180
Kimberly-Clark Corp.	890	89,792
Kenvue, Inc.	5,135	88,579
Verisk Analytics, Inc. — Class A	374	83,660
Humana, Inc.	322	82,474
Archer-Daniels-Midland Co.	1,288	74,047
Hershey Co.	397	72,246
Equifax, Inc.	328	71,170
Dexcom, Inc.*	1,045	69,357
Biogen, Inc.*	393	69,164
Estee Lauder Companies, Inc. — Class A	659	69,010
STERIS plc	263	66,676
General Mills, Inc.	1,430	66,495
Waters Corp.*	160	60,773
Corpay, Inc.*	188	56,575
Labcorp Holdings, Inc.	222	55,695
Kraft Heinz Co.	2,284	55,387
Church & Dwight Company, Inc.	644	53,999
Insulet Corp.*	189	53,721
West Pharmaceutical Services, Inc.	193	53,102
Constellation Brands, Inc. — Class A	378	52,149
Quest Diagnostics, Inc.	298	51,712
Centene Corp.*	1,252	51,520
Global Payments, Inc.	635	49,149
Zimmer Biomet Holdings, Inc.	531	47,747
Rollins, Inc.	787	47,236
McCormick & Company, Inc.	679	46,247
Tyson Foods, Inc. — Class A	759	44,493
Hologic, Inc.*	597	44,471
Cooper Companies, Inc.*	533	43,685
Incyte Corp.*	442	43,657
Viatris, Inc.	3,087	38,433
Avery Dennison Corp.	207	37,649
Clorox Co.	327	32,972
Bunge Global S.A.	363	32,336
Universal Health Services, Inc. — Class B	148	32,267
Solventum Corp.*	395	31,300
Revvity, Inc.	304	29,412
J M Smucker Co.	286	27,974
Align Technology, Inc.*	179	27,951
Moderna, Inc.*	932	27,485
Baxter International, Inc.	1,378	26,334
Charles River Laboratories International, Inc.*	132	26,331
Bio-Techne Corp.	418	24,583
Molina Healthcare, Inc.*	138	23,949
Conagra Brands, Inc.	1,282	22,191
Molson Coors Beverage Co. — Class B	454	21,193
Henry Schein, Inc.*	268	20,255
Hormel Foods Corp.	781	18,510
Lamb Weston Holdings, Inc.	374	15,667
The Campbell’s Co.	527	14,687
Brown-Forman Corp. — Class B	472	12,300
DaVita, Inc.*	95	10,793
Total Consumer, Non-cyclical		21,849,313
Consumer, Cyclical - 7.4%
Tesla, Inc.*	7,532	3,387,291
Walmart, Inc.	11,754	1,309,513
Costco Wholesale Corp.	1,188	1,024,460
Home Depot, Inc.	2,668	918,059
McDonald’s Corp.	1,909	583,448
TJX Companies, Inc.	2,983	458,219
Lowe’s Companies, Inc.	1,503	362,464
Starbucks Corp.	3,048	256,672
O’Reilly Automotive, Inc.*	2,263	206,408
General Motors Co.	2,501	203,381
NIKE, Inc. — Class B	3,188	203,108
Royal Caribbean Cruises Ltd.	680	189,666
Cummins, Inc.	370	188,867
Marriott International, Inc. — Class A	597	185,213
Hilton Worldwide Holdings, Inc.	623	178,957
Carvana Co.*	379	159,946
Ross Stores, Inc.	872	157,082
PACCAR, Inc.	1,408	154,190
AutoZone, Inc.*	45	152,618
Ford Motor Co.	10,491	137,642

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 90.7% (continued)
Consumer, Cyclical - 7.4% (continued)
Chipotle Mexican Grill, Inc. — Class A*	3,544	$131,128
Fastenal Co.	3,077	123,480
Delta Air Lines, Inc.	1,739	120,687
Target Corp.	1,218	119,060
WW Grainger, Inc.	117	118,059
Yum! Brands, Inc.	744	112,552
DR Horton, Inc.	734	105,718
United Airlines Holdings, Inc.*	868	97,060
Copart, Inc.*	2,387	93,451
Carnival Corp.	2,911	88,902
Dollar General Corp.	590	78,334
Ulta Beauty, Inc.*	120	72,601
Tractor Supply Co.	1,416	70,814
Tapestry, Inc.	549	70,146
Dollar Tree, Inc.*	508	62,489
PulteGroup, Inc.	522	61,210
Live Nation Entertainment, Inc.*	423	60,277
Lululemon Athletica, Inc.*	289	60,057
Lennar Corp. — Class A	578	59,418
NVR, Inc.*	8	58,342
Williams-Sonoma, Inc.	326	58,220
Darden Restaurants, Inc.	312	57,414
Southwest Airlines Co.	1,386	57,283
Las Vegas Sands Corp.	816	53,113
Genuine Parts Co.	373	45,864
Aptiv plc*	579	44,056
Deckers Outdoor Corp.*	391	40,535
TKO Group Holdings, Inc.	178	37,202
Ralph Lauren Corp. — Class A	104	36,775
Best Buy Company, Inc.	524	35,071
Domino’s Pizza, Inc.	83	34,596
Hasbro, Inc.	357	29,274
Norwegian Cruise Line Holdings Ltd.*	1,220	27,230
Wynn Resorts Ltd.	226	27,195
Pool Corp.	88	20,130
MGM Resorts International*	550	20,069
Total Consumer, Cyclical		12,805,016
Industrial - 6.8%
General Electric Co.	2,827	870,801
Caterpillar, Inc.	1,254	718,379
RTX Corp.	3,594	659,140
GE Vernova, Inc.	727	475,145
Boeing Co.*	2,099	455,735
Amphenol Corp. — Class A	3,281	443,394
Union Pacific Corp.	1,590	367,799
Honeywell International, Inc.	1,702	332,043
Eaton Corporation plc	1,041	331,569
Deere & Co.	674	313,794
Parker-Hannifin Corp.	338	297,089
Lockheed Martin Corp.	546	264,084
Trane Technologies plc	594	231,185
General Dynamics Corp.	680	228,929
3M Co.	1,424	227,982
CRH plc	1,797	224,266
Howmet Aerospace, Inc.	1,078	221,011
Waste Management, Inc.	994	218,392
Northrop Grumman Corp.	360	205,276
TransDigm Group, Inc.	151	200,807
Emerson Electric Co.	1,506	199,877
United Parcel Service, Inc. — Class B	1,981	196,495
Johnson Controls International plc	1,638	196,151
CSX Corp.	4,992	180,960
TE Connectivity plc	789	179,505
Illinois Tool Works, Inc.	708	174,380
Norfolk Southern Corp.	601	173,521
FedEx Corp.	582	168,116
L3Harris Technologies, Inc.	501	147,078
AMETEK, Inc.	617	126,676
Axon Enterprise, Inc.*	212	120,401
Rockwell Automation, Inc.	301	117,110
Republic Services, Inc. — Class A	539	114,230
Carrier Global Corp.	2,122	112,126
Vulcan Materials Co.	354	100,968
Martin Marietta Materials, Inc.	162	100,871
Westinghouse Air Brake Technologies Corp.	458	97,760
Keysight Technologies, Inc.*	461	93,671
Otis Worldwide Corp.	1,045	91,281
Xylem, Inc.	653	88,926
Garmin Ltd.	438	88,848
Comfort Systems USA, Inc.	94	87,729
Old Dominion Freight Line, Inc.	493	77,302
Mettler-Toledo International, Inc.*	55	76,680
Ingersoll Rand, Inc.	964	76,368
EMCOR Group, Inc.	120	73,415
Dover Corp.	368	71,848
Veralto Corp.	666	66,454
Jabil, Inc.	286	65,214
Teledyne Technologies, Inc.*	126	64,352
Hubbell, Inc.	142	63,064
Smurfit WestRock plc	1,400	54,138
Expeditors International of Washington, Inc.	359	53,495
Amcor plc	6,188	51,608
CH Robinson Worldwide, Inc.	317	50,961
Trimble, Inc.*	638	49,987
Packaging Corporation of America	240	49,495
Snap-on, Inc.	139	47,900
Fortive Corp.	851	46,984
Pentair plc	439	45,717
Jacobs Solutions, Inc.	320	42,387
Lennox International, Inc.	86	41,760
Textron, Inc.	472	41,144
J.B. Hunt Transport Services, Inc.	202	39,257
Ball Corp.	718	38,033
Allegion plc	231	36,780
IDEX Corp.	201	35,766
Huntington Ingalls Industries, Inc.	105	35,707
Masco Corp.	557	35,347
Nordson Corp.	143	34,382
Stanley Black & Decker, Inc.	415	30,826
Builders FirstSource, Inc.*	296	30,455
Generac Holdings, Inc.*	157	21,410

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 90.7% (continued)
Industrial - 6.8% (continued)
A O Smith Corp.	304	$20,332
Total Industrial		11,812,068
Energy - 2.6%
Exxon Mobil Corp.	11,304	1,360,323
Chevron Corp.	5,074	773,328
ConocoPhillips	3,312	310,036
Williams Companies, Inc.	3,274	196,800
SLB Ltd.	4,005	153,712
EOG Resources, Inc.	1,454	152,685
Kinder Morgan, Inc.	5,248	144,268
Phillips 66	1,080	139,363
Valero Energy Corp.	818	133,162
Marathon Petroleum Corp.	806	131,080
ONEOK, Inc.	1,687	123,994
Baker Hughes Co.	2,645	120,453
Targa Resources Corp.	575	106,088
Equities Corp.	1,673	89,673
Occidental Petroleum Corp.	1,928	79,279
First Solar, Inc.*	288	75,234
Diamondback Energy, Inc.	499	75,015
Expand Energy Corp.	638	70,410
Halliburton Co.	2,256	63,755
Devon Energy Corp.	1,682	61,612
Coterra Energy, Inc. — Class A	2,041	53,719
Texas Pacific Land Corp.	155	44,519
APA Corp.	951	23,261
Total Energy		4,481,769
Utilities - 2.0%
NextEra Energy, Inc.	5,583	448,203
Constellation Energy Corp.	837	295,687
Southern Co.	2,952	257,414
Duke Energy Corp.	2,085	244,383
American Electric Power Company, Inc.	1,435	165,470
Sempra	1,750	154,507
Vistra Corp.	854	137,776
Dominion Energy, Inc.	2,289	134,113
Exelon Corp.	2,708	118,042
Xcel Energy, Inc.	1,586	117,142
Entergy Corp.	1,197	110,639
Public Service Enterprise Group, Inc.	1,338	107,441
Consolidated Edison, Inc.	968	96,142
PG&E Corp.	5,892	94,684
WEC Energy Group, Inc.	872	91,961
NRG Energy, Inc.	514	81,849
Ameren Corp.	725	72,398
Atmos Energy Corp.	430	72,081
DTE Energy Co.	557	71,842
PPL Corp.	1,983	69,445
American Water Works Company, Inc.	523	68,252
Eversource Energy	1,006	67,734
CenterPoint Energy, Inc.	1,750	67,095
FirstEnergy Corp.	1,394	62,409
Edison International	1,031	61,881
CMS Energy Corp.	816	57,063
NiSource, Inc.	1,279	53,411
Alliant Energy Corp.	689	44,792
Evergy, Inc.	617	44,726
Pinnacle West Capital Corp.	321	28,473
AES Corp.	1,909	27,375
Total Utilities		3,524,430
Basic Materials - 1.2%
Linde plc	1,252	533,840
Newmont Corp.	2,925	292,061
Sherwin-Williams Co.	618	200,250
Freeport-McMoRan, Inc.	3,849	195,491
Ecolab, Inc.	683	179,301
Air Products and Chemicals, Inc.	597	147,471
Nucor Corp.	613	99,986
Steel Dynamics, Inc.	368	62,358
PPG Industries, Inc.	602	61,681
International Paper Co.	1,415	55,737
International Flavors & Fragrances, Inc.	686	46,229
Qnity Electronics, Inc.	561	45,806
DuPont de Nemours, Inc.	1,123	45,145
Albemarle Corp.	315	44,554
Dow, Inc.	1,905	44,539
CF Industries Holdings, Inc.	418	32,328
LyondellBasell Industries N.V. — Class A	690	29,877
Mosaic Co.	851	20,501
Total Basic Materials		2,137,155
Total Common Stocks
(Cost $84,617,966)		156,649,600

	Face Amount
U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
3.50% due 01/22/26[1,2]	$227,000	226,552
3.51% due 03/19/26[2,3]	100,000	99,255
Total U.S. Treasury Bills
(Cost $325,764)		325,807

REPURCHASE AGREEMENTS††,4 - 6.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	5,611,872	5,611,872
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	5,611,872	5,611,872
Total Repurchase Agreements
(Cost $11,223,744)		11,223,744
Total Investments - 97.4%
(Cost $96,167,474)		$168,199,151
Other Assets & Liabilities, net - 2.6%		4,401,528
Total Net Assets - 100.0%		$172,600,679

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	25	Mar 2026	$8,614,688	$(30,445)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	4.49% (Federal Funds Rate + 0.85%)	At Maturity	01/22/26	115	$789,846	$21,523
Barclays Bank plc	S&P 500 Index	Pay	4.61% (SOFR + 0.90%)	At Maturity	01/22/26	172	1,174,587	15,307
Goldman Sachs International	S&P 500 Index	Pay	4.59% (Federal Funds Rate + 0.95%)	At Maturity	01/21/26	776	5,309,311	(10,985)

							$7,273,744	$25,845

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$156,649,600	$—	$—	$156,649,600
U.S. Treasury Bills	—	325,807	—	325,807
Repurchase Agreements	—	11,223,744	—	11,223,744
Equity Index Swap Agreements**	—	36,830	—	36,830
Total Assets	$156,649,600	$11,586,381	$—	$168,235,981

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$30,445	$—	$—	$30,445
Equity Index Swap Agreements**	—	10,985	—	10,985
Total Liabilities	$30,445	$10,985	$—	$41,430

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
MUTUAL FUNDS† - 26.5%
Guggenheim Strategy Fund II1	262,625	$6,515,729
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,304,062
Total Mutual Funds
(Cost $10,738,043)		10,819,791

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 35.0%
Federal Home Loan Bank
3.86% due 01/09/26[2]	$4,400,000	4,396,226
3.58% due 01/28/26[2]	3,800,000	3,789,797
3.59% due 01/16/26[2]	3,400,000	3,394,914
3.59% due 01/23/26[2]	2,700,000	2,694,076
Total Federal Agency Discount Notes
(Cost $14,275,013)		14,275,013

U.S. TREASURY BILLS†† - 12.5%
U.S. Treasury Bills
3.75% due 02/17/26[2]	2,700,000	2,687,809
3.50% due 01/22/26[2,3]	1,438,000	1,435,161
3.51% due 03/19/26[2,4]	1,000,000	992,555
Total U.S. Treasury Bills
(Cost $5,114,180)		5,115,525

FEDERAL AGENCY NOTES†† - 8.5%
Federal Home Loan Bank
3.76% (SOFR + 0.05%, Rate Floor: 0.00%) due 07/20/26◊	2,000,000	2,000,466
3.71% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	1,500,000	1,499,994
Total Federal Agency Notes
(Cost $3,500,000)		3,500,460

REPURCHASE AGREEMENTS††,5 - 17.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	3,650,717	3,650,717
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	3,650,717	3,650,717
Total Repurchase Agreements
(Cost $7,301,434)		7,301,434
Total Investments - 100.4%
(Cost $40,928,670)		$41,012,223
Other Assets & Liabilities, net - (0.4)%		(168,434)
Total Net Assets - 100.0%		$40,843,789

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	66	Mar 2026	$22,742,775	$(3,905)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	4.29% (Federal Funds Rate + 0.65%)	At Maturity	01/21/26	426	$2,914,686	$13,140
Barclays Bank plc	S&P 500 Index	Receive	4.31% (SOFR + 0.60%)	At Maturity	01/22/26	1,266	8,666,134	(155,225)
BNP Paribas	S&P 500 Index	Receive	4.09% (Federal Funds Rate + 0.45%)	At Maturity	01/22/26	955	6,536,316	(194,152)

							$18,117,136	$(336,237)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[5]	Repurchase Agreements — See Note 4.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,819,791	$—	$—	$10,819,791
Federal Agency Discount Notes	—	14,275,013	—	14,275,013
U.S. Treasury Bills	—	5,115,525	—	5,115,525
Federal Agency Notes	—	3,500,460	—	3,500,460
Repurchase Agreements	—	7,301,434	—	7,301,434
Equity Index Swap Agreements**	—	13,140	—	13,140
Total Assets	$10,819,791	$30,205,572	$—	$41,025,363

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,905	$—	$—	$3,905
Equity Index Swap Agreements**	—	349,377	—	349,377
Total Liabilities	$3,905	$349,377	$—	$353,282

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,528,860	$–	$–	$–	$(13,131)	$6,515,729	262,625	$256,282
Guggenheim Ultra Short Duration Fund — Institutional Class	4,282,712	–	–	–	21,350	4,304,062	426,990	139,751
	$10,811,572	$–	$–	$–	$8,219	$10,819,791		$396,033

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.9%
Technology - 21.8%
Palantir Technologies, Inc. — Class A*	4,068	$723,087
Monolithic Power Systems, Inc.	666	603,636
Crowdstrike Holdings, Inc. — Class A*	1,281	600,482
NVIDIA Corp.	3,114	580,761
KLA Corp.	454	551,646
Broadcom, Inc.	1,584	548,222
Sandisk Corp.*	2,038	483,780
Micron Technology, Inc.	1,621	462,650
Advanced Micro Devices, Inc.*	2,034	435,601
Lam Research Corp.	2,454	420,076
Datadog, Inc. — Class A*	2,612	355,206
Applied Materials, Inc.	1,187	305,047
Microsoft Corp.	606	293,074
Total Technology		6,363,268
Consumer, Cyclical - 19.0%
TKO Group Holdings, Inc.	3,145	657,305
Wynn Resorts Ltd.	5,367	645,811
Carnival Corp.	20,016	611,289
Las Vegas Sands Corp.	9,019	587,047
Ralph Lauren Corp. — Class A	1,466	518,392
Tapestry, Inc.	4,035	515,552
Royal Caribbean Cruises Ltd.	1,820	507,634
Hilton Worldwide Holdings, Inc.	1,451	416,800
Ulta Beauty, Inc.*	681	412,012
Marriott International, Inc. — Class A	1,227	380,664
O’Reilly Automotive, Inc.*	3,325	303,273
Total Consumer, Cyclical		5,555,779
Communications - 18.6%
AppLovin Corp. — Class A*	1,094	737,159
Robinhood Markets, Inc. — Class A*	5,727	647,724
Arista Networks, Inc.*	4,252	557,140
Expedia Group, Inc.	1,866	528,656
Uber Technologies, Inc.*	5,697	465,502
DoorDash, Inc. — Class A*	2,012	455,678
Meta Platforms, Inc. — Class A	690	455,462
Booking Holdings, Inc.	62	332,030
Alphabet, Inc. — Class A	1,046	327,398
Netflix, Inc.*	3,458	324,222
VeriSign, Inc.	1,326	322,152
Alphabet, Inc. — Class C	834	261,709
Total Communications		5,414,832
Consumer, Non-cyclical - 14.5%
Eli Lilly & Co.	609	654,480
HCA Healthcare, Inc.	1,276	595,713
Incyte Corp.*	5,903	583,039
Insulet Corp.*	1,737	493,725
IDEXX Laboratories, Inc.*	690	466,806
Quanta Services, Inc.	1,069	451,182
Monster Beverage Corp.*	5,114	392,091
Intuitive Surgical, Inc.*	532	301,303
Rollins, Inc.	4,938	296,379
Total Consumer, Non-cyclical		4,234,718
Industrial - 14.3%
Comfort Systems USA, Inc.	755	704,634
Amphenol Corp. — Class A	5,157	696,917
Howmet Aerospace, Inc.	3,257	667,750
RTX Corp.	2,707	496,464
EMCOR Group, Inc.	775	474,137
GE Vernova, Inc.	660	431,356
TransDigm Group, Inc.	268	356,400
Caterpillar, Inc.	579	331,692
Total Industrial		4,159,350
Financial - 6.2%
Berkshire Hathaway, Inc. — Class B*	1,712	860,537
Interactive Brokers Group, Inc. — Class A	9,085	584,257
Welltower, Inc. REIT	1,889	350,617
Total Financial		1,795,411
Energy - 2.2%
First Solar, Inc.*	2,499	652,814
Basic Materials - 1.8%
Newmont Corp.	5,167	515,925
Utilities - 1.5%
Vistra Corp.	2,701	435,752
Total Common Stocks
(Cost $23,306,007)		29,127,849

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$67,380	67,380
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	67,379	67,379
Total Repurchase Agreements
(Cost $134,759)		134,759
Total Investments - 100.4%
(Cost $23,440,766)		$29,262,608
Other Assets & Liabilities, net - (0.4)%		(103,372)
Total Net Assets - 100.0%		$29,159,236

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,127,849	$—	$—	$29,127,849
Repurchase Agreements	—	134,759	—	134,759
Total Assets	$29,127,849	$134,759	$—	$29,262,608

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 32.2%
Bunge Global S.A.	2,386	$212,545
Centene Corp.*	4,932	202,952
Molina Healthcare, Inc.*	1,144	198,530
Tyson Foods, Inc. — Class A	3,355	196,670
Archer-Daniels-Midland Co.	3,354	192,821
Cigna Group	700	192,661
CVS Health Corp.	2,400	190,464
Humana, Inc.	721	184,670
Elevance Health, Inc.	473	165,810
Conagra Brands, Inc.	8,504	147,204
Kroger Co.	2,255	140,893
Global Payments, Inc.	1,591	123,144
Kraft Heinz Co.	4,991	121,032
Cardinal Health, Inc.	556	114,258
McKesson Corp.	137	112,380
Cencora, Inc. — Class A	324	109,431
Viatris, Inc.	8,498	105,800
Molson Coors Beverage Co. — Class B	2,163	100,969
Baxter International, Inc.	4,556	87,065
Sysco Corp.	1,041	76,711
Hormel Foods Corp.	3,044	72,143
Henry Schein, Inc.*	885	66,888
UnitedHealth Group, Inc.	196	64,701
Universal Health Services, Inc. — Class B	294	64,098
The Campbell’s Co.	2,129	59,335
Block, Inc. — Class A*	703	45,758
Biogen, Inc.*	255	44,877
Pfizer, Inc.	1,696	42,230
Keurig Dr Pepper, Inc.	1,481	41,483
Zimmer Biomet Holdings, Inc.	451	40,554
Total Consumer, Non-cyclical		3,518,077
Financial - 19.9%
Everest Group Ltd.	492	166,960
Prudential Financial, Inc.	1,144	129,135
Alexandria Real Estate Equities, Inc. REIT	2,439	119,365
Franklin Resources, Inc.	4,484	107,123
American International Group, Inc.	1,199	102,575
Citigroup, Inc.	815	95,102
Invesco Ltd.	3,526	92,628
MetLife, Inc.	1,156	91,255
Loews Corp.	843	88,776
Citizens Financial Group, Inc.	1,404	82,008
Truist Financial Corp.	1,659	81,639
Allstate Corp.	349	72,644
Assurant, Inc.	298	71,773
M&T Bank Corp.	341	68,705
Principal Financial Group, Inc.	753	66,422
VICI Properties, Inc. REIT	2,198	61,808
Huntington Bancshares, Inc.	3,558	61,731
Arch Capital Group Ltd.*	638	61,197
KeyCorp	2,923	60,331
Regions Financial Corp.	2,108	57,127
U.S. Bancorp	1,017	54,267
State Street Corp.	417	53,797
Chubb Ltd.	161	50,251
Travelers Companies, Inc.	168	48,730
Hartford Insurance Group, Inc.	343	47,266
PNC Financial Services Group, Inc.	226	47,173
Capital One Financial Corp.	182	44,109
Bank of America Corp.	780	42,900
Fifth Third Bancorp	867	40,584
Total Financial		2,167,381
Consumer, Cyclical - 12.4%
Ford Motor Co.	16,689	218,960
General Motors Co.	2,569	208,911
Target Corp.	1,478	144,474
United Airlines Holdings, Inc.*	931	104,104
Best Buy Company, Inc.	1,383	92,564
Delta Air Lines, Inc.	1,269	88,069
Dollar General Corp.	641	85,106
Southwest Airlines Co.	1,745	72,121
Lennar Corp. — Class A	698	71,754
MGM Resorts International*	1,828	66,704
Aptiv plc*	871	66,274
Genuine Parts Co.	371	45,618
PulteGroup, Inc.	379	44,442
DR Horton, Inc.	299	43,065
Total Consumer, Cyclical		1,352,166
Energy - 8.3%
Phillips 66	919	118,588
Valero Energy Corp.	637	103,697
Marathon Petroleum Corp.	546	88,796
APA Corp.	3,293	80,547
Diamondback Energy, Inc.	449	67,498
Devon Energy Corp.	1,709	62,601
Occidental Petroleum Corp.	1,368	56,252
Chevron Corp.	363	55,325
Halliburton Co.	1,857	52,479
Coterra Energy, Inc. — Class A	1,848	48,639
ConocoPhillips	496	46,431
Exxon Mobil Corp.	362	43,563
ONEOK, Inc.	582	42,777
SLB Ltd.	1,025	39,339
Total Energy		906,532
Basic Materials - 8.1%
Mosaic Co.	8,565	206,331
Dow, Inc.	7,551	176,542
DuPont de Nemours, Inc.	3,594	144,479
LyondellBasell Industries N.V. — Class A	3,068	132,844
International Paper Co.	2,674	105,329
International Flavors & Fragrances, Inc.	917	61,797
Nucor Corp.	351	57,251
Total Basic Materials		884,573
Communications - 6.6%
Comcast Corp. — Class A	4,943	147,746
Paramount Skydance Corp. — Class B	10,310	138,154
Charter Communications, Inc. — Class A*	620	129,425
Verizon Communications, Inc.	1,624	66,145
AT&T, Inc.	2,321	57,654
Omnicom Group, Inc.	689	55,637
Walt Disney Co.	387	44,029

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Communications - 6.6% (continued)
Warner Bros Discovery, Inc.*	1,474	$42,481
News Corp. — Class A	1,209	31,579
News Corp. — Class B	404	11,970
Total Communications		724,820
Industrial - 5.8%
Smurfit WestRock plc	4,144	160,249
Stanley Black & Decker, Inc.	1,541	114,465
Amcor plc	9,195	76,686
FedEx Corp.	252	72,793
Textron, Inc.	674	58,753
Builders FirstSource, Inc.*	491	50,519
Huntington Ingalls Industries, Inc.	140	47,610
Ball Corp.	889	47,090
Total Industrial		628,165
Utilities - 3.9%
PG&E Corp.	5,766	92,660
Edison International	1,294	77,666
AES Corp.	4,566	65,476
Consolidated Edison, Inc.	506	50,256
Pinnacle West Capital Corp.	562	49,849
Eversource Energy	708	47,670
Exelon Corp.	974	42,457
Total Utilities		426,034
Technology - 2.3%
Hewlett Packard Enterprise Co.	4,197	100,812
HP, Inc.	3,415	76,086
Fiserv, Inc.*	1,100	73,887
Total Technology		250,785
Total Common Stocks
(Cost $8,834,405)		10,858,533

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$50,034	50,034
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	50,034	50,034
Total Repurchase Agreements
(Cost $100,068)		100,068
Total Investments - 100.4%
(Cost $8,934,473)		$10,958,601
Other Assets & Liabilities, net - (0.4)%		(43,138)
Total Net Assets - 100.0%		$10,915,463

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,858,533	$—	$—	$10,858,533
Repurchase Agreements	—	100,068	—	100,068
Total Assets	$10,858,533	$100,068	$—	$10,958,601

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 100.0%
Industrial - 26.6%
Woodward, Inc.	1,719	$519,688
AeroVironment, Inc.*	2,091	505,792
Fabrinet*	964	438,890
Dycom Industries, Inc.*	1,281	432,850
MasTec, Inc.*	1,848	401,700
Sterling Infrastructure, Inc.*	1,311	401,467
Curtiss-Wright Corp.	696	383,684
ATI, Inc.*	3,101	355,871
Kratos Defense & Security Solutions, Inc.*	4,304	326,717
Chart Industries, Inc.*	1,496	308,520
BWX Technologies, Inc.	1,700	293,828
Coherent Corp.*	1,553	286,637
SPX Technologies, Inc.*	1,371	274,282
nVent Electric plc	2,507	255,639
EnerSys	1,648	241,844
XPO, Inc.*	1,773	240,968
ITT, Inc.	1,250	216,887
Flex Ltd.*	3,580	216,304
Flowserve Corp.	2,702	187,465
Watts Water Technologies, Inc. — Class A	664	183,277
Hexcel Corp.	2,445	180,685
RBC Bearings, Inc.*	398	178,475
Tetra Tech, Inc.	4,855	162,837
TopBuild Corp.*	305	127,243
Total Industrial		7,121,550
Consumer, Non-cyclical - 26.1%
Medpace Holdings, Inc.*	1,052	590,855
Halozyme Therapeutics, Inc.*	8,534	574,338
Celsius Holdings, Inc.*	11,537	527,702
United Therapeutics Corp.*	860	419,035
Exelixis, Inc.*	8,602	377,026
Neurocrine Biosciences, Inc.*	2,539	360,106
Ensign Group, Inc.	2,030	353,626
Option Care Health, Inc.*	10,994	350,269
Tenet Healthcare Corp.*	1,747	347,164
UL Solutions, Inc. — Class A	4,218	332,631
Globus Medical, Inc. — Class A*	3,728	325,492
Penumbra, Inc.*	1,018	316,506
Elanco Animal Health, Inc.*	11,540	261,150
API Group Corp.*	6,693	256,074
Jazz Pharmaceuticals plc*	1,411	239,870
Valvoline, Inc.*	6,264	182,032
Coca-Cola Consolidated, Inc.	1,178	180,588
HealthEquity, Inc.*	1,958	179,372
Encompass Health Corp.	1,663	176,511
Sotera Health Co.*	9,992	176,259
LivaNova plc*	2,752	169,331
Paylocity Holding Corp.*	1,031	157,228
Grand Canyon Education, Inc.*	931	154,835
Total Consumer, Non-cyclical		7,008,000
Technology - 13.1%
Rambus, Inc.*	5,087	467,444
Twilio, Inc. — Class A*	2,696	383,479
CACI International, Inc. — Class A*	563	299,972
Pure Storage, Inc. — Class A*	4,219	282,715
Lumentum Holdings, Inc.*	723	266,491
Appfolio, Inc. — Class A*	1,075	250,099
MACOM Technology Solutions Holdings, Inc.*	1,357	232,427
Doximity, Inc. — Class A*	5,094	225,562
Pegasystems, Inc.	3,337	199,286
Okta, Inc.*	2,277	196,892
Dropbox, Inc. — Class A*	7,079	196,796
Guidewire Software, Inc.*	894	179,703
Dynatrace, Inc.*	4,022	174,313
ExlService Holdings, Inc.*	3,459	146,800
Total Technology		3,501,979
Consumer, Cyclical - 12.5%
Five Below, Inc.*	2,548	479,941
FirstCash Holdings, Inc.	2,409	383,947
Boyd Gaming Corp.	3,977	338,999
Somnigroup International, Inc.	3,681	328,640
Hilton Grand Vacations, Inc.*	6,214	278,077
Travel + Leisure Co.	3,851	271,611
Planet Fitness, Inc. — Class A*	2,346	254,471
RB Global, Inc.	2,351	241,847
Ollie’s Bargain Outlet Holdings, Inc.*	2,154	236,100
Wingstop, Inc.	798	190,315
Churchill Downs, Inc.	1,549	176,245
Casey’s General Stores, Inc.	313	172,998
Total Consumer, Cyclical		3,353,191
Basic Materials - 5.7%
Hecla Mining Co.	26,812	514,523
Carpenter Technology Corp.	1,461	459,981
Royal Gold, Inc.	1,590	353,441
NewMarket Corp.	274	188,309
Total Basic Materials		1,516,254
Communications - 5.5%
EchoStar Corp. — Class A*	4,612	501,324
Ciena Corp.*	1,762	412,079
Hims & Hers Health, Inc.*	11,836	384,315
New York Times Co. — Class A	2,399	166,539
Total Communications		1,464,257
Financial - 4.1%
Sabra Health Care REIT, Inc. REIT	16,402	310,654
Federated Hermes, Inc. — Class B	4,742	246,916
Affiliated Managers Group, Inc.	748	215,633
Kinsale Capital Group, Inc.	472	184,609
First Industrial Realty Trust, Inc. REIT	2,370	135,730
Total Financial		1,093,542
Energy - 3.6%
TechnipFMC plc	10,269	457,587
Valaris Ltd.*	7,234	364,593
Antero Midstream Corp.	8,510	151,393
Total Energy		973,573
Utilities - 2.8%
Talen Energy Corp.*	1,403	525,901
Ormat Technologies, Inc.	2,060	227,568
Total Utilities		753,469
Total Common Stocks
(Cost $23,302,288)		26,785,815

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	108,878	$108,878
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	108,878	108,878
Total Repurchase Agreements
(Cost $217,756)		217,756
Total Investments - 100.8%
(Cost $23,520,044)		$27,003,571
Other Assets & Liabilities, net - (0.8)%		(211,145)
Total Net Assets - 100.0%		$26,792,426

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,785,815	$—	$—	$26,785,815
Repurchase Agreements	—	217,756	—	217,756
Total Assets	$26,785,815	$217,756	$—	$27,003,571

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 25.4%
Lear Corp.	1,059	$121,362
Lithia Motors, Inc. — Class A	331	110,001
Macy’s, Inc.	4,583	101,055
Alaska Air Group, Inc.*	1,927	96,928
PVH Corp.	1,398	93,694
Harley-Davidson, Inc.	4,185	85,751
Penske Automotive Group, Inc.	528	83,577
Whirlpool Corp.	1,052	75,891
AutoNation, Inc.*	350	72,268
Goodyear Tire & Rubber Co.*	7,761	67,986
Taylor Morrison Home Corp. — Class A*	1,140	67,112
KB Home	1,082	61,036
Thor Industries, Inc.	590	60,575
American Airlines Group, Inc.*	3,578	54,851
BorgWarner, Inc.	1,049	47,268
Aramark	989	36,454
Murphy USA, Inc.	90	36,317
Visteon Corp.	359	34,141
WESCO International, Inc.	134	32,782
Columbia Sportswear Co.	567	31,236
Gap, Inc.	1,176	30,106
Polaris, Inc.	418	26,438
BJ’s Wholesale Club Holdings, Inc.*	290	26,109
Bath & Body Works, Inc.	1,230	24,698
Total Consumer, Cyclical		1,477,636
Financial - 23.0%
Brighthouse Financial, Inc.*	1,896	122,842
Kemper Corp.	2,403	97,418
Reinsurance Group of America, Inc. — Class A	438	89,115
Park Hotels & Resorts, Inc. REIT	7,824	81,839
Flagstar Bank North America	3,853	48,509
Voya Financial, Inc.	649	48,344
Corebridge Financial, Inc.	1,590	47,970
Unum Group	616	47,740
Valley National Bancorp	3,702	43,239
Selective Insurance Group, Inc.	510	42,672
First American Financial Corp.	693	42,578
Ally Financial, Inc.	897	40,625
Prosperity Bancshares, Inc.	583	40,291
Bank OZK	875	40,268
FNB Corp.	2,337	39,963
Jones Lang LaSalle, Inc.*	118	39,703
CNO Financial Group, Inc.	911	38,690
United Bankshares, Inc.	867	33,293
Associated Banc-Corp.	1,287	33,153
Jefferies Financial Group, Inc.	531	32,906
Cousins Properties, Inc. REIT	1,276	32,895
SOUTHSTATE BANK CORP	347	32,656
Kilroy Realty Corp. REIT	870	32,512
Columbia Banking System, Inc.	1,050	29,348
Zions Bancorp North America	497	29,094
Old National Bancorp	1,286	28,691
Webster Financial Corp.	452	28,449
Pinnacle Financial Partners, Inc.	295	28,146
Starwood Property Trust, Inc. REIT	1,355	24,404
Hancock Whitney Corp.	383	24,389
Total Financial		1,341,742
Industrial - 18.0%
Avnet, Inc.	2,782	133,758
Arrow Electronics, Inc.*	1,165	128,360
TD SYNNEX Corp.	646	97,049
Fluor Corp.*	1,875	74,306
Greif, Inc. — Class A	1,002	67,835
Sonoco Products Co.	1,539	67,162
Graphic Packaging Holding Co.	4,266	64,246
Terex Corp.	1,116	59,572
GXO Logistics, Inc.*	1,090	57,378
Knight-Swift Transportation Holdings, Inc.	965	50,450
Avient Corp.	1,582	49,422
CNH Industrial N.V.	4,991	46,017
Silgan Holdings, Inc.	1,108	44,730
Ryder System, Inc.	229	43,828
UFP Industries, Inc.	376	34,235
AGCO Corp.	317	33,070
Total Industrial		1,051,418
Energy - 10.9%
PBF Energy, Inc. — Class A	3,995	108,344
HF Sinclair Corp.	2,199	101,330
Civitas Resources, Inc.	3,717	100,693
NOV, Inc.	5,106	79,807
Chord Energy Corp.	788	73,048
Matador Resources Co.	1,109	47,066
Murphy Oil Corp.	1,439	44,969
Ovintiv, Inc.	1,103	43,227
Permian Resources Corp.	2,414	33,868
Total Energy		632,352
Consumer, Non-cyclical - 10.1%
Coty, Inc. — Class A*	26,842	82,673
Albertsons Companies, Inc. — Class A	4,516	77,540
Flowers Foods, Inc.	7,012	76,291
Performance Food Group Co.*	753	67,710
Pilgrim’s Pride Corp.	1,349	52,597
Post Holdings, Inc.*	491	48,633
US Foods Holding Corp.*	547	41,200
Darling Ingredients, Inc.*	1,126	40,536
Ingredion, Inc.	311	34,291
Envista Holdings Corp.*	1,579	34,280
Euronet Worldwide, Inc.*	391	29,759
Total Consumer, Non-cyclical		585,510
Technology - 6.4%
Concentrix Corp.	3,994	166,071
ASGN, Inc.*	1,885	90,801
Kyndryl Holdings, Inc.*	1,947	51,712
Science Applications International Corp.	430	43,284
KBR, Inc.	557	22,391
Total Technology		374,259
Basic Materials - 5.8%
Olin Corp.	4,689	97,672
Cleveland-Cliffs, Inc.*	6,413	85,164
Westlake Corp.	815	60,261
Alcoa Corp.	822	43,681
Commercial Metals Co.	376	26,027

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Basic Materials - 5.8% (continued)
Cabot Corp.	371	$24,590
Total Basic Materials		337,395
Total Common Stocks
(Cost $5,058,975)		5,800,312

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$24,418	24,418
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	24,419	24,419
Total Repurchase Agreements
(Cost $48,837)		48,837
Total Investments - 100.4%
(Cost $5,107,812)		$5,849,149
Other Assets & Liabilities, net - (0.4)%		(23,568)
Total Net Assets - 100.0%		$5,825,581

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,800,312	$—	$—	$5,800,312
Repurchase Agreements	—	48,837	—	48,837
Total Assets	$5,800,312	$48,837	$—	$5,849,149

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 31.3%
PTC Therapeutics, Inc.*	20,279	$1,540,393
Progyny, Inc.*	54,189	1,391,574
ACADIA Pharmaceuticals, Inc.*	51,007	1,362,397
Arrowhead Pharmaceuticals, Inc.*	20,060	1,331,783
Protagonist Therapeutics, Inc.*	15,168	1,324,773
TransMedics Group, Inc.*	10,514	1,279,028
Collegium Pharmaceutical, Inc.*	26,897	1,245,331
ANI Pharmaceuticals, Inc.*	14,942	1,179,522
Indivior plc*	31,600	1,133,808
Chefs’ Warehouse, Inc.*	16,558	1,032,060
Phibro Animal Health Corp. — Class A	27,329	1,021,011
Krystal Biotech, Inc.*	3,700	912,198
Artivion, Inc.*	19,464	887,753
Ligand Pharmaceuticals, Inc. — Class B*	4,554	861,025
Catalyst Pharmaceuticals, Inc.*	36,046	841,314
TG Therapeutics, Inc.*	25,915	772,526
Adtalem Global Education, Inc.*	7,463	772,197
Vital Farms, Inc.*	23,034	735,706
BrightSpring Health Services, Inc.*	19,247	720,800
Harmony Biosciences Holdings, Inc.*	18,764	702,149
Veracyte, Inc.*	16,418	691,198
Cal-Maine Foods, Inc.	8,410	669,184
Healthcare Services Group, Inc.*	34,296	655,739
Pediatrix Medical Group, Inc.*	30,574	653,978
Sezzle, Inc.*	9,686	614,819
ADMA Biologics, Inc.*	33,118	604,072
Privia Health Group, Inc.*	24,393	578,358
Pacira BioSciences, Inc.*	21,016	543,894
National Healthcare Corp.	3,803	521,353
UFP Technologies, Inc.*	2,104	467,151
Corcept Therapeutics, Inc.*	12,867	447,772
Alkermes plc*	14,836	415,111
EVERTEC, Inc.	13,790	401,151
Tootsie Roll Industries, Inc.	9,425	345,238
Inspire Medical Systems, Inc.*	2,805	258,705
Ligand Pharmaceuticals, Inc.*,†††	107	–
Ligand Pharmaceuticals, Inc.*,†††	107	–
Total Consumer, Non-cyclical		28,915,071
Financial - 21.5%
ARMOUR Residential REIT, Inc.	77,148	1,364,748
Adamas Trust, Inc. REIT	174,451	1,273,492
SiriusPoint Ltd.*	57,292	1,254,122
Enova International, Inc.*	7,166	1,126,495
Acadian Asset Management, Inc.	22,626	1,063,422
StoneX Group, Inc.*	10,929	1,039,676
Palomar Holdings, Inc.*	7,690	1,036,304
HCI Group, Inc.	5,176	992,187
Mercury General Corp.	10,514	988,947
Ellington Financial, Inc. REIT	71,238	967,412
EZCORP, Inc. — Class A*	46,985	912,449
St. Joe Co.	14,790	878,082
Bancorp, Inc.*	12,367	835,020
PennyMac Mortgage Investment Trust REIT	65,244	818,812
Axos Financial, Inc.*	8,544	736,151
Curbline Properties Corp. REIT	31,593	733,274
StepStone Group, Inc. — Class A	8,965	575,284
Pathward Financial, Inc.	7,581	538,251
PJT Partners, Inc. — Class A	3,134	524,005
NMI Holdings, Inc. — Class A*	11,526	470,146
Virtu Financial, Inc. — Class A	14,073	468,912
WisdomTree, Inc.	38,123	464,719
CareTrust REIT, Inc.	10,966	396,531
Preferred Bank/Los Angeles CA	4,047	382,158
Total Financial		19,840,599
Industrial - 20.3%
Primoris Services Corp.	9,674	1,200,930
OSI Systems, Inc.*	4,223	1,077,118
DXP Enterprises, Inc.*	9,755	1,071,001
Powell Industries, Inc.	2,791	889,715
Vicor Corp.*	7,631	836,358
Enviri Corp.*	43,217	774,449
AAR Corp.*	9,271	767,546
National Presto Industries, Inc.	7,185	767,071
MYR Group, Inc.*	3,455	754,917
Sanmina Corp.*	4,753	713,283
ESCO Technologies, Inc.	3,639	711,024
AZZ, Inc.	6,551	702,136
Federal Signal Corp.	6,385	693,347
TTM Technologies, Inc.*	9,884	681,996
Everus Construction Group, Inc.*	7,685	657,529
Armstrong World Industries, Inc.	3,395	648,784
Mirion Technologies, Inc.*	27,628	647,048
International Seaways, Inc.	12,708	616,973
Advanced Energy Industries, Inc.	2,806	587,492
Mercury Systems, Inc.*	7,018	512,384
Granite Construction, Inc.	3,923	452,518
JBT Marel Corp.	2,932	441,765
Badger Meter, Inc.	2,508	437,420
Proto Labs, Inc.*	8,611	435,631
Zurn Elkay Water Solutions Corp.	8,187	380,614
Frontdoor, Inc.*	6,217	358,659
Moog, Inc. — Class A	1,446	352,174
Brady Corp. — Class A	4,138	324,295
Standex International Corp.	1,311	284,854
Total Industrial		18,779,031
Technology - 8.3%
ACM Research, Inc. — Class A*	35,027	1,381,815
Clear Secure, Inc. — Class A	32,426	1,137,504
DigitalOcean Holdings, Inc.*	19,067	917,504
Adeia, Inc.	52,071	898,225
CSG Systems International, Inc.	9,763	748,724
Waystar Holding Corp.*	16,460	539,065
LiveRamp Holdings, Inc.*	13,944	409,535
FormFactor, Inc.*	6,615	368,985
Agilysys, Inc.*	3,067	364,482
Digi International, Inc.*	7,726	334,459
PDF Solutions, Inc.*	10,271	293,032
SiTime Corp.*	761	268,777
Total Technology		7,662,107

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Communications - 7.8%
InterDigital, Inc.	3,869	$1,231,812
Uniti Group, Inc.*	150,407	1,054,353
Liquidity Services, Inc.*	28,702	869,958
Calix, Inc.*	13,728	726,623
Viasat, Inc.*	17,859	615,421
Upwork, Inc.*	27,054	536,210
Viavi Solutions, Inc.*	28,882	514,677
Etsy, Inc.*	8,899	493,361
TripAdvisor, Inc.*	32,738	476,665
Sprinklr, Inc. — Class A*	47,199	367,208
Gogo, Inc.*	70,001	326,205
Total Communications		7,212,493
Consumer, Cyclical - 7.6%
Urban Outfitters, Inc.*	11,742	883,703
PriceSmart, Inc.	5,645	692,472
Brinker International, Inc.*	4,801	689,040
OPENLANE, Inc.*	22,982	684,404
Boot Barn Holdings, Inc.*	3,574	630,704
XPEL, Inc.*	10,650	531,541
National Vision Holdings, Inc.*	20,265	523,242
Acushnet Holdings Corp.	6,217	496,241
Red Rock Resorts, Inc. — Class A	7,297	452,049
Installed Building Products, Inc.	1,618	419,693
Monarch Casino & Resort, Inc.	3,600	344,520
Cavco Industries, Inc.*	532	314,274
Dorman Products, Inc.*	2,515	309,823
Total Consumer, Cyclical		6,971,706
Energy - 1.9%
Tidewater, Inc.*	15,327	774,167
Archrock, Inc.	21,328	554,954
Sunrun, Inc.*	22,684	417,386
Total Energy		1,746,507
Basic Materials - 0.4%
Sensient Technologies Corp.	4,151	389,986
Utilities - 0.3%
Clearway Energy, Inc. — Class C	6,901	229,527
Clearway Energy, Inc. — Class A	2,808	88,228
Total Utilities		317,755
Total Common Stocks
(Cost $93,259,913)		91,835,255

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$234,485	234,485
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	234,485	234,485
Total Repurchase Agreements
(Cost $468,970)		468,970
Total Investments - 99.9%
(Cost $93,728,883)		$92,304,225
Other Assets & Liabilities, net - 0.1%		71,372
Total Net Assets - 100.0%		$92,375,597

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$91,835,255	$—	$—	*	$91,835,255
Repurchase Agreements	—	468,970	—		468,970
Total Assets	$91,835,255	$468,970	$—		$92,304,225

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer, Cyclical - 33.3%
MillerKnoll, Inc.	33,476	$611,941
Newell Brands, Inc.	163,683	608,901
Kohl’s Corp.	28,168	574,909
MarineMax, Inc.*	23,293	564,389
Winnebago Industries, Inc.	13,234	536,242
G-III Apparel Group Ltd.	18,446	534,196
CarMax, Inc.*	13,572	524,422
American Axle & Manufacturing Holdings, Inc.*	77,436	496,365
ScanSource, Inc.*	12,511	488,680
Titan International, Inc.*	61,863	484,387
Century Communities, Inc.	8,006	475,156
Adient plc*	24,263	465,122
Asbury Automotive Group, Inc.*	1,970	458,084
Marriott Vacations Worldwide Corp.	7,860	453,444
JetBlue Airways Corp.*	96,980	441,259
Leggett & Platt, Inc.	37,634	413,974
Oxford Industries, Inc.	11,880	406,296
Cracker Barrel Old Country Store, Inc.	15,225	386,715
Guess?, Inc.	22,961	384,597
LGI Homes, Inc.*	8,748	375,814
Group 1 Automotive, Inc.	923	363,016
Fox Factory Holding Corp.*	20,910	357,770
Carter’s, Inc.	10,859	352,157
Dream Finders Homes, Inc. — Class A*	19,146	327,397
Bloomin’ Brands, Inc.	52,547	324,215
Sonic Automotive, Inc. — Class A	5,172	319,940
Standard Motor Products, Inc.	8,621	317,684
Penn Entertainment, Inc.*	21,256	313,526
LKQ Corp.	9,771	295,084
Caesars Entertainment, Inc.*	12,462	291,486
Under Armour, Inc. — Class A*	54,879	272,749
Tri Pointe Homes, Inc.*	8,365	263,246
Sally Beauty Holdings, Inc.*	16,239	231,568
Sun Country Airlines Holdings, Inc.*	15,559	223,894
Advance Auto Parts, Inc.	5,663	222,556
Meritage Homes Corp.	3,291	216,548
Phinia, Inc.	3,395	212,832
PC Connection, Inc.	3,460	199,850
Dave & Buster’s Entertainment, Inc.*	12,203	197,811
Academy Sports & Outdoors, Inc.	3,942	196,942
Central Garden & Pet Co. — Class A*	6,554	191,311
M/I Homes, Inc.*	1,433	183,352
Rush Enterprises, Inc. — Class A	3,107	167,592
Under Armour, Inc. — Class C*	34,233	164,318
Allegiant Travel Co. — Class A*	1,584	135,068
Ethan Allen Interiors, Inc.	5,091	116,279
La-Z-Boy, Inc.	3,060	114,046
Central Garden & Pet Co.*	1,029	33,082
Total Consumer, Cyclical		16,290,212
Consumer, Non-cyclical - 20.8%
ManpowerGroup, Inc.	22,069	656,111
Edgewell Personal Care Co.	34,161	582,445
Perrigo Company plc	38,558	536,727
Acadia Healthcare Company, Inc.*	37,741	535,545
AdaptHealth Corp.*	51,539	513,328
Fresh Del Monte Produce, Inc.	13,426	478,368
Grocery Outlet Holding Corp.*	47,145	476,165
Vestis Corp.*	67,759	451,953
Universal Corp.	8,534	450,169
Select Medical Holdings Corp.	29,322	435,432
Andersons, Inc.	7,718	410,366
United Natural Foods, Inc.*	11,426	384,713
TreeHouse Foods, Inc.*	16,200	382,158
Upbound Group, Inc.	21,658	380,314
Astrana Health, Inc.*	15,250	378,352
Quanex Building Products Corp.	24,366	374,749
ABM Industries, Inc.	8,779	371,352
Monro, Inc.	17,451	349,718
Organon & Co.	47,644	341,608
Deluxe Corp.	15,170	338,746
AMN Healthcare Services, Inc.*	18,863	297,281
PROG Holdings, Inc.	8,490	250,370
Insperity, Inc.	4,827	186,901
Matthews International Corp. — Class A	6,859	179,157
Robert Half, Inc.	6,474	175,834
GEO Group, Inc.*	7,730	124,608
CoreCivic, Inc.*	6,406	122,419
Total Consumer, Non-cyclical		10,164,889
Industrial - 12.5%
Greenbrier Companies, Inc.	9,904	462,913
ArcBest Corp.	6,146	455,972
World Kinect Corp.	17,915	419,748
American Woodmark Corp.*	7,267	391,691
O-I Glass, Inc.*	22,717	335,303
Masterbrand, Inc.*	29,591	326,685
Mohawk Industries, Inc.*	2,906	317,626
Boise Cascade Co.	4,147	305,219
Ichor Holdings Ltd.*	16,281	300,059
Werner Enterprises, Inc.	9,803	294,188
Heartland Express, Inc.	32,460	293,114
RXO, Inc.*	22,226	280,937
Vishay Intertechnology, Inc.	18,236	264,240
Metallus, Inc.*	14,065	241,355
Worthington Steel, Inc.	6,173	213,709
Hub Group, Inc. — Class A	4,375	186,419
Apogee Enterprises, Inc.	4,910	178,773
Schneider National, Inc. — Class B	6,055	160,639
Marten Transport Ltd.	13,717	156,099
Benchmark Electronics, Inc.	3,460	147,949
Forward Air Corp.*	5,367	134,175
Matson, Inc.	1,020	126,021
Energizer Holdings, Inc.	6,266	124,631
Total Industrial		6,117,465
Financial - 11.3%
Lincoln National Corp.	11,791	525,053
Genworth Financial, Inc. — Class A*	57,353	517,898
Summit Hotel Properties, Inc. REIT	67,621	329,314

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Financial - 11.3% (continued)
Cushman & Wakefield Ltd.*	18,719	$303,060
Jackson Financial, Inc. — Class A	2,791	297,660
Pebblebrook Hotel Trust REIT	24,172	273,627
Employers Holdings, Inc.	5,734	247,537
Safehold, Inc. REIT	17,618	241,190
Franklin BSP Realty Trust, Inc. REIT	20,254	203,148
PRA Group, Inc.*	11,267	199,313
Hope Bancorp, Inc.	18,030	197,609
Bread Financial Holdings, Inc.	2,512	185,964
Navient Corp.	13,891	180,583
Arbor Realty Trust, Inc. REIT	23,181	179,885
Apollo Commercial Real Estate Finance, Inc. REIT	17,347	167,919
Easterly Government Properties, Inc. REIT	7,758	164,392
Innovative Industrial Properties, Inc. REIT	3,294	156,004
Apple Hospitality REIT, Inc.	12,791	151,573
Capitol Federal Financial, Inc.	20,705	141,001
Hilltop Holdings, Inc.	3,860	131,008
KKR Real Estate Finance Trust, Inc. REIT	15,485	127,287
Encore Capital Group, Inc.*	2,237	121,581
Stewart Information Services Corp.	1,725	121,198
Provident Financial Services, Inc.	6,058	119,646
First Financial Bancorp	4,743	118,670
eXp World Holdings, Inc.	12,998	117,632
Total Financial		5,519,752
Energy - 8.1%
SunCoke Energy, Inc.	87,414	629,381
Patterson-UTI Energy, Inc.	73,270	447,679
SM Energy Co.	20,624	385,669
Crescent Energy Co. — Class A	44,790	375,788
Helix Energy Solutions Group, Inc.*	52,154	327,006
Bristow Group, Inc.*	6,789	248,613
Peabody Energy Corp.	7,586	225,304
DNOW, Inc.*	16,441	217,843
RPC, Inc.	38,107	207,302
Atlas Energy Solutions, Inc.	21,224	199,930
Northern Oil & Gas, Inc.	8,040	172,619
Liberty Energy, Inc. — Class A	7,630	140,850
Core Natural Resources, Inc.	1,573	139,226
Talos Energy, Inc.*	12,243	134,918
California Resources Corp.	2,625	117,364
Total Energy		3,969,492
Communications - 4.7%
Angi, Inc.*	34,843	450,520
Scholastic Corp.	14,006	414,998
IAC, Inc.*	8,473	331,294
Ziff Davis, Inc.*	9,264	325,630
Shenandoah Telecommunications Co.	17,992	207,987
Shutterstock, Inc.	10,308	196,883
Cable One, Inc.	1,673	188,798
TEGNA, Inc.	9,384	182,143
Total Communications		2,298,253
Basic Materials - 4.3%
Stepan Co.	9,841	466,070
Koppers Holdings, Inc.	16,711	452,534
FMC Corp.	25,892	359,122
Kaiser Aluminum Corp.	1,905	218,808
Eastman Chemical Co.	2,809	179,299
Sylvamo Corp.	3,392	163,325
Minerals Technologies, Inc.	2,511	153,045
Chemours Co.	9,637	113,620
Total Basic Materials		2,105,823
Technology - 3.7%
DXC Technology Co.*	42,638	624,647
Insight Enterprises, Inc.*	4,332	352,928
Corsair Gaming, Inc.*	40,911	243,011
Amentum Holdings, Inc.*	7,589	220,081
Alpha & Omega Semiconductor Ltd.*	10,945	216,820
NCR Voyix Corp.*	15,444	157,529
Total Technology		1,815,016
Utilities - 0.4%
Hawaiian Electric Industries, Inc.*	16,236	199,703
Total Common Stocks
(Cost $48,872,016)		48,480,605

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$198,732	198,732
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	198,732	198,732
Total Repurchase Agreements
(Cost $397,464)		397,464
Total Investments - 99.9%
(Cost $49,269,480)		$48,878,069
Other Assets & Liabilities, net - 0.1%		31,764
Total Net Assets - 100.0%		$48,909,833

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,480,605	$—	$—	$48,480,605
Repurchase Agreements	—	397,464	—	397,464
Total Assets	$48,480,605	$397,464	$—	$48,878,069

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
3.50% due 01/22/26[1,2]	$13,000	$12,974
Total U.S. Treasury Bills
(Cost $12,972)		12,974

REPURCHASE AGREEMENTS††,3 - 88.0%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	683,129	683,129
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	683,128	683,128
Total Repurchase Agreements
(Cost $1,366,257)		1,366,257
Total Investments - 88.8%
(Cost $1,379,229)		$1,379,231
Other Assets & Liabilities, net - 11.2%		174,037
Total Net Assets - 100.0%		$1,553,268

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	6	Mar 2026	$655,734	$(2,073)
U.S. Treasury 10 Year Note Futures Contracts	3	Mar 2026	337,313	(2,302)
			$993,047	$(4,375)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.44.V1	1.00%	Quarterly	12/20/30	$1,200,000	$(12,907)	$(25,537)	$12,630

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	4.39% (Federal Funds Rate + 0.75%)	At Maturity	01/07/26	21,303	$463,021	$(693)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CDX.EM.44.V1 — Credit Default Swap Emerging Markets Series 44 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$12,974	$—	$12,974
Repurchase Agreements	—	1,366,257	—	1,366,257
Credit Default Swap Agreements**	—	12,630	—	12,630
Total Assets	$—	$1,391,861	$—	$1,391,861

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$4,375	$—	$—	$4,375
Credit Index Swap Agreements**	—	693	—	693
Total Liabilities	$4,375	$693	$—	$5,068

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
MUTUAL FUNDS† - 6.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	51,284	$517,460
Guggenheim Strategy Fund II1	20,287	503,737
Total Mutual Funds
(Cost $1,011,484)		1,021,197

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 75.5%
U.S. Treasury Bonds
4.63% due 11/15/55	$12,200,000	11,806,359
Total U.S. Government Securities
(Cost $11,928,651)		11,806,359

U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	206,000	205,593
Total U.S. Treasury Bills
(Cost $205,567)		205,593

REPURCHASE AGREEMENTS††,4 - 10.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	824,586	824,586
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	824,585	824,585
Total Repurchase Agreements
(Cost $1,649,171)		1,649,171
Total Investments - 93.9%
(Cost $14,794,873)		$14,682,320
Other Assets & Liabilities, net - 6.1%		961,443
Total Net Assets - 100.0%		$15,643,763

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	62	Mar 2026	$7,316,000	$(67)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,021,197	$—	$—	$1,021,197
U.S. Government Securities	—	11,806,359	—	11,806,359
U.S. Treasury Bills	—	205,593	—	205,593
Repurchase Agreements	—	1,649,171	—	1,649,171
Total Assets	$1,021,197	$13,661,123	$—	$14,682,320

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$67	$—	$—	$67

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$504,345	$–	$–	$–	$(608)	$503,737	20,287	$19,801
Guggenheim Ultra Short Duration Fund — Institutional Class	514,383	–	–	–	3,077	517,460	51,284	16,841
	$1,018,728	$–	$–	$–	$2,469	$1,021,197		$36,642

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
MUTUAL FUNDS† - 45.6%
Guggenheim Strategy Fund II1	137,556	$3,415,508
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	326,794	3,297,354
Total Mutual Funds
(Cost $6,642,019)		6,712,862

	Face Amount
U.S. TREASURY BILLS†† - 9.2%
U.S. Treasury Bills
3.75% due 02/17/26[2]	$1,200,000	1,194,579
3.50% due 01/22/26[2,3]	160,000	159,683
Total U.S. Treasury Bills
(Cost $1,353,792)		1,354,262

FEDERAL AGENCY NOTES†† - 5.4%
Federal Home Loan Bank
3.71% (SOFR, Rate Floor: 0.00%) due 01/09/26◊	800,000	799,997
Total Federal Agency Notes
(Cost $800,000)		799,997

REPURCHASE AGREEMENTS††,4 - 116.4%
Individual Repurchase Agreements Barclays Capital, Inc. issued 12/31/25 at 3.40% due 01/02/26 (secured by a U.S. Treasury Bond, at a rate of 3.40% and maturing 11/15/55 as collateral, with a value of $6,836,550) to be repurchased at $6,703,133	6,702,500	6,702,500
Mizuho Securities USA LLC issued 12/31/25 at 3.55% due 01/02/26 (secured by a U.S. Treasury Bond, at a rate of 3.55% and maturing 11/15/55 as collateral, with a value of $4,493,347) to be repurchased at $4,405,677	4,405,242	4,405,242
Joint Repurchase Agreements BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	3,010,175	3,010,175
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	3,010,175	3,010,175
Total Repurchase Agreements
(Cost $17,128,092)		17,128,092
Total Investments - 176.6%
(Cost $25,923,903)		$25,995,213

U.S. Government Securities Sold Short† - (76.9)%
U.S. Treasury Bonds
4.63% due 11/15/55††	11,700,000	(11,322,492)
Total U.S. Government Securities Sold Short - (76.9)%
(Proceeds $11,491,134)		$(11,322,492)
Other Assets & Liabilities, net - 0.3%		47,183
Total Net Assets - 100.0%		$14,719,904

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	29	Mar 2026	$3,422,000	$81,262

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,712,862	$—	$—	$6,712,862
U.S. Treasury Bills	—	1,354,262	—	1,354,262
Federal Agency Notes	—	799,997	—	799,997
Repurchase Agreements	—	17,128,092	—	17,128,092
Interest Rate Futures Contracts**	81,262	—	—	81,262
Total Assets	$6,794,124	$19,282,351	$—	$26,076,475

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$11,322,492	$—	$11,322,492

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,419,634	$–	$–	$–	$(4,126)	$3,415,508	137,556	$134,261
Guggenheim Ultra Short Duration Fund — Institutional Class	3,277,747	–	–	–	19,607	3,297,354	326,794	107,314
	$6,697,381	$–	$–	$–	$15,481	$6,712,862		$241,575

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
MUTUAL FUNDS† - 19.3%
Guggenheim Strategy Fund III[1]	79,841	$1,989,640
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,344,482
Guggenheim Strategy Fund II1	53,173	1,320,279
Total Mutual Funds
(Cost $4,578,426)		4,654,401

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.0%
Federal Home Loan Bank
3.59% due 01/16/26[2]	$2,000,000	1,997,008
3.86% due 01/09/26[2]	1,600,000	1,598,628
Total Federal Agency Discount Notes
(Cost $3,595,636)		3,595,636

FEDERAL AGENCY NOTES†† - 12.5%
Federal Farm Credit Bank
3.68% (Fed Funds Effective Rate + 0.04%, Rate Floor: 0.00%) due 01/06/26◊	1,500,000	1,500,000
Federal Home Loan Bank
3.71% (SOFR) due 01/09/26◊	1,500,000	1,499,994
Total Federal Agency Notes
(Cost $3,000,003)		2,999,994

U.S. TREASURY BILLS†† - 9.5%
U.S. Treasury Bills
3.75% due 02/17/26[2]	1,600,000	1,592,772
3.50% due 01/22/26[2,3]	688,000	686,640
Total U.S. Treasury Bills
(Cost $2,278,724)		2,279,412

REPURCHASE AGREEMENTS††,4 - 37.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	4,498,330	4,498,330
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	4,498,329	4,498,329
Total Repurchase Agreements
(Cost $8,996,659)		8,996,659
Total Investments - 93.8%
(Cost $22,449,448)		$22,526,102
Other Assets & Liabilities, net - 6.2%		1,489,218
Total Net Assets - 100.0%		$24,015,320

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	206	Mar 2026	$22,513,547	$(67,485)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	$14,150,000	$1,077,437	$1,037,643	$39,794
Goldman Sachs International	ICE	CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	6,700,000	510,165	483,799	26,366
							$1,587,602	$1,521,442	$66,160

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
BNP Paribas	State Street SPDR Bloomberg High Yield Bond ETF	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	1,788	$173,919	$1,386
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	1,222	98,613	654
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	3.64% (Federal Funds Rate)	At Maturity	01/07/26	16,337	1,318,151	(3,023)
							$1,590,683	$(983)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures and credit default swap collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,654,401	$—	$—	$4,654,401
Federal Agency Discount Notes	—	3,595,636	—	3,595,636
Federal Agency Notes	—	2,999,994	—	2,999,994
U.S. Treasury Bills	—	2,279,412	—	2,279,412
Repurchase Agreements	—	8,996,659	—	8,996,659
Credit Default Swap Agreements**	—	66,160	—	66,160
Credit Index Swap Agreements**	—	2,040	—	2,040
Total Assets	$4,654,401	$17,939,901	$—	$22,594,302

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$67,485	$—	$—	$67,485
Credit Index Swap Agreements**	—	3,023	—	3,023
Total Liabilities	$67,485	$3,023	$—	$70,508

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,321,874	$–	$–	$–	$(1,595)	$1,320,279	53,173	$51,899
Guggenheim Strategy Fund III	1,990,438	–	–	–	(798)	1,989,640	79,841	79,368
Guggenheim Ultra Short Duration Fund — Institutional Class	1,336,487	–	–	–	7,995	1,344,482	133,249	43,757
	$4,648,799	$–	$–	$–	$5,602	$4,654,401		$175,024

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
MUTUAL FUNDS† - 48.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	16,720	$168,703
Guggenheim Strategy Fund II1	6,753	167,675
Total Mutual Funds
(Cost $331,495)		336,378

	Face Amount
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	$6,000	5,988
Total U.S. Treasury Bills
(Cost $5,987)		5,988

REPURCHASE AGREEMENTS††,4 - 31.0%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	106,355	106,355
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	106,354	106,354
Total Repurchase Agreements
(Cost $212,709)		212,709
Total Investments - 80.8%
(Cost $550,191)		$555,075
Other Assets & Liabilities, net - 19.2%		131,902
Total Net Assets - 100.0%		$686,977

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	6	Mar 2026	$655,734	$2,060

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	$650,000	$(49,494)	$(47,253)	$(2,241)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$336,378	$—	$—	$336,378
U.S. Treasury Bills	—	5,988	—	5,988
Repurchase Agreements	—	212,709	—	212,709
Interest Rate Futures Contracts**	2,060	—	—	2,060
Total Assets	$338,438	$218,697	$—	$557,135

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$2,241	$—	$2,241

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$227,829	$–	$(60,000)	$844	$(998)	$167,675	6,753	$8,090
Guggenheim Ultra Short Duration Fund — Institutional Class	227,461	–	(60,000)	893	349	168,703	16,720	6,709
	$455,290	$–	$(120,000)	$1,737	$(649)	$336,378		$14,799

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 55.2%
Communications - 18.7%
Alibaba Group Holding Ltd. ADR	7,300	$1,070,034
PDD Holdings, Inc. ADR*	2,451	277,919
Trip.com Group Ltd. ADR	2,031	146,049
JD.com, Inc. ADR	4,843	138,994
Baidu, Inc. ADR*	930	121,514
America Movil SAB de CV ADR	3,022	62,465
Chunghwa Telecom Company Ltd. ADR	1,270	52,971
Telkom Indonesia Persero Tbk PT ADR	1,522	32,038
Full Truck Alliance Company Ltd. ADR	2,761	29,626
Tencent Music Entertainment Group ADR	1,651	28,942
Kanzhun Ltd. ADR	1,245	25,373
Bilibili, Inc. ADR*	968	23,803
Total Communications		2,009,728
Technology - 16.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,050	1,230,755
Infosys Ltd. ADR	11,797	210,222
NetEase, Inc. ADR	1,142	157,162
ASE Technology Holding Company Ltd. ADR	5,854	94,249
United Microelectronics Corp. ADR	7,886	61,984
Wipro Ltd. ADR	10,157	28,846
Total Technology		1,783,218
Financial - 9.7%
HDFC Bank Ltd. ADR	11,594	423,645
ICICI Bank Ltd. ADR	8,832	263,193
KB Financial Group, Inc. ADR	1,185	101,958
Shinhan Financial Group Company Ltd. ADR	1,541	82,644
Banco Bradesco S.A. ADR	17,667	58,831
Woori Financial Group, Inc. ADR	752	44,210
KE Holdings, Inc. ADR	2,175	34,278
Banco de Chile ADR	776	29,488
Total Financial		1,038,247
Basic Materials - 4.1%
Vale S.A. ADR	11,980	156,100
Gold Fields Ltd. ADR	2,990	130,543
POSCO Holdings, Inc. ADR	1,006	53,529
Harmony Gold Mining Company Ltd. ADR	1,824	36,298
Sibanye Stillwater Ltd. ADR*	2,362	33,658
Sociedad Quimica y Minera de Chile S.A. ADR*	477	32,818
Total Basic Materials		442,946
Consumer, Non-cyclical - 2.0%
BeOne Medicines Ltd. ADR*	242	73,522
Fomento Economico Mexicano SAB de CV ADR	568	57,408
Ambev S.A. ADR	14,217	35,116
Dr Reddy’s Laboratories Ltd. ADR	2,035	28,571
New Oriental Education & Technology Group, Inc. ADR	458	25,204
Total Consumer, Non-cyclical		219,821
Industrial - 1.5%
Cemex SAB de CV ADR	5,057	58,105
Embraer S.A. ADR	581	37,399
Grupo Aeroportuario del Pacifico SAB de CV ADR	136	35,854
ZTO Express Cayman, Inc. ADR	1,399	29,225
Total Industrial		160,583
Consumer, Cyclical - 1.1%
XPeng, Inc. ADR*	2,451	49,706
Li Auto, Inc. ADR*	1,998	33,826
NIO, Inc. ADR*	6,140	31,314
Total Consumer, Cyclical		114,846
Utilities - 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,575	37,571
Korea Electric Power Corp. ADR	1,716	28,314
Axia Energia ADR	3,050	27,938
Total Utilities		93,823
Energy - 0.7%
Petroleo Brasileiro S.A. - Petrobras ADR	6,216	73,660
Total Common Stocks
(Cost $4,724,140)		5,936,872

PREFERRED STOCKS† - 2.1%
Financial - 1.2%
Itau Unibanco Holding S.A.
ADR	18,342	131,330
Energy - 0.8%
Petroleo Brasileiro S.A. - Petrobras
ADR	7,369	83,049
Utilities - 0.1%
Axia Energia ADR*	801	6,904
Total Preferred Stocks
(Cost $188,767)		221,283

	Face Amount
U.S. TREASURY BILLS†† - 23.2%
U.S. Treasury Bills
3.78% due 02/24/26[1]	$2,500,000	2,486,996
Total U.S. Treasury Bills
(Cost $2,485,825)		2,486,996

REPURCHASE AGREEMENTS††,2 - 15.6%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	838,626	838,626
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	838,627	838,627
Total Repurchase Agreements
(Cost $1,677,253)		1,677,253
Total Investments - 96.1%
(Cost $9,075,985)		$10,322,404
Other Assets & Liabilities, net - 3.9%		420,029
Total Net Assets - 100.0%		$10,742,433

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P Emerging 50 ADR Index	Pay	4.14% (Federal Funds Rate + 0.50%)	At Maturity	01/21/26	2,434	$9,711,234	$141,124
BNP Paribas	S&P Emerging 50 ADR Index	Pay	4.24% (Federal Funds Rate + 0.60%)	At Maturity	01/22/26	1,392	5,555,321	19,406

							$15,266,555	$160,530

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,936,872	$—	$—	$5,936,872
Preferred Stocks	221,283	—	—	221,283
U.S. Treasury Bills	—	2,486,996	—	2,486,996
Repurchase Agreements	—	1,677,253	—	1,677,253
Equity Index Swap Agreements**	—	160,530	—	160,530
Total Assets	$6,158,155	$4,324,779	$—	$10,482,934

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 78.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$107,528	$107,528
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	107,528	107,528
Total Repurchase Agreements
(Cost $215,056)		215,056
Total Investments - 78.9%
(Cost $215,056)		$215,056
Other Assets & Liabilities, net - 21.1%		57,625
Total Net Assets - 100.0%		$272,681

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P Emerging 50 ADR Index	Receive	3.14% (Federal Funds Rate - 0.50%)	At Maturity	01/21/26	124	$495,072	$4,258
BNP Paribas	S&P Emerging 50 ADR Index	Receive	3.44% (Federal Funds Rate - 0.20%)	At Maturity	01/22/26	12	49,455	(104)

							$544,527	$4,154

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$215,056	$—	$215,056
Equity Index Swap Agreements**	—	4,258	—	4,258
Total Assets	$—	$219,314	$—	$219,314

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$104	$—	$104

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Shares	Value
COMMON STOCKS† - 46.2%
Consumer, Non-cyclical - 14.0%
Roche Holding AG ADR	807	$41,617
AstraZeneca plc ADR	446	41,001
Novartis AG ADR	275	37,914
Nestle S.A. ADR	371	36,647
Novo Nordisk A/S ADR	461	23,455
Unilever plc ADR	323	21,124
British American Tobacco plc ADR	313	17,722
Sanofi S.A. ADR	328	15,895
L’Oreal S.A. ADR	173	14,818
GSK plc ADR	294	14,418
EssilorLuxottica S.A. ADR	90	14,258
RELX plc ADR	271	10,954
Anheuser-Busch InBev S.A. ADR	147	9,414
Diageo plc ADR	80	6,902
Total Consumer, Non-cyclical		306,139
Financial - 10.9%
HSBC Holdings plc ADR	492	38,706
Allianz SE ADR	548	25,208
Banco Santander S.A. ADR	2,139	25,090
UBS Group AG	445	20,608
Banco Bilbao Vizcaya Argentaria S.A. ADR	830	19,347
UniCredit SpA ADR	448	18,579
Zurich Insurance Group AG ADR	419	15,935
Intesa Sanpaolo SpA ADR	366	15,229
BNP Paribas S.A. ADR	302	14,315
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	940	12,399
AXA S.A. ADR	256	12,285
ING Groep N.V. ADR	436	12,208
London Stock Exchange Group plc ADR*	291	8,896
Total Financial		238,805
Industrial - 6.9%
Siemens AG ADR	216	30,229
Schneider Electric SE ADR	414	22,743
Airbus SE ADR	339	19,635
Rolls-Royce Holdings plc ADR	1,205	18,943
Safran S.A. ADR	215	18,716
ABB Ltd. ADR	226	16,717
Rheinmetall AG ADR	33	12,061
Vinci S.A. ADR	338	11,898
Total Industrial		150,942
Technology - 4.4%
ASML Holding N.V. — Class G	56	59,912
SAP SE ADR	146	35,465
Total Technology		95,377
Energy - 2.9%
Shell plc ADR	413	30,347
TotalEnergies SE	317	20,738
BP plc ADR	374	12,989
Total Energy		64,074
Consumer, Cyclical - 2.6%
LVMH Moet Hennessy Louis Vuitton SE ADR	180	27,146
Cie Financiere Richemont S.A. ADR	776	16,707
Hermes International SCA ADR	50	12,400
Total Consumer, Cyclical		56,253
Utilities - 1.9%
Iberdrola S.A. ADR	219	18,922
Enel SpA ADR	1,121	11,636
National Grid plc ADR	149	11,525
Total Utilities		42,083
Basic Materials - 1.3%
Air Liquide S.A. ADR	417	15,662
Rio Tinto plc ADR	154	12,325
Total Basic Materials		27,987
Communications - 1.3%
Deutsche Telekom AG ADR	505	16,513
Prosus N.V. ADR	894	11,050
Total Communications		27,563
Total Common Stocks
(Cost $637,688)		1,009,223

MUTUAL FUNDS† - 6.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,027	70,833
Guggenheim Strategy Fund II1	2,760	68,487
Total Mutual Funds
(Cost $138,226)		139,320

	Face Amount
U.S. TREASURY BILLS†† - 5.7%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	$125,000	124,753
Total U.S. Treasury Bills
(Cost $124,737)		124,753

REPURCHASE AGREEMENTS††,4 - 41.7%
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	455,023	455,023
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	455,023	455,023
Total Repurchase Agreements
(Cost $910,046)		910,046
Total Investments - 100.0%
(Cost $1,810,697)		$2,183,342
Other Assets & Liabilities, net - 0.0%		(920)
Total Net Assets - 100.0%		$2,182,422

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	12	Mar 2026	$1,768,800	$12,920
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts††	30	Mar 2026	$1,721,930	$8,751

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,009,223	$—	$—	$1,009,223
Mutual Funds	139,320	—	—	139,320
U.S. Treasury Bills	—	124,753	—	124,753
Repurchase Agreements	—	910,046	—	910,046
Currency Futures Contracts**	12,920	—	—	12,920
Equity Futures Contracts**	—	8,751	—	8,751
Total Assets	$1,161,463	$1,043,550	$—	$2,205,013

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/25	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$68,625	$–	$–	$–	$(138)	$68,487	2,760	$2,694
Guggenheim Ultra Short Duration Fund — Institutional Class	70,482	–	–	–	351	70,833	7,027	2,300
	$139,107	$–	$–	$–	$213	$139,320		$4,994

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 44.5%
U.S. Treasury Bills
3.50% due 01/22/26[1,2]	$747,000	$745,526
Total U.S. Treasury Bills
(Cost $745,430)		745,526

REPURCHASE AGREEMENTS††,3 - 86.7%
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	726,666	726,666
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	726,666	726,666
Total Repurchase Agreements
(Cost $1,453,332)		1,453,332
Total Investments - 131.2%
(Cost $2,198,762)		$2,198,858
Other Assets & Liabilities, net - (31.2)%		(522,415)
Total Net Assets - 100.0%		$1,676,443

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	12	Mar 2026	$3,034,200	$3,634
Micro Nikkei Stock Average Futures Contracts	13	Mar 2026	328,640	(1,049)
			$3,362,840	$2,585

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	42	Mar 2026	3,372,075	(3,572)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$745,526	$—	$745,526
Repurchase Agreements	—	1,453,332	—	1,453,332
Equity Futures Contracts**	3,634	—	—	3,634
Total Assets	$3,634	$2,198,858	$—	$2,202,492

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$3,572	$—	$—	$3,572
Equity Futures Contracts**	1,049	—	—	1,049
Total Liabilities	$4,621	$—	$—	$4,621

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
3.50% due 01/22/26[1,2]	$49,000	$48,904
Total U.S. Treasury Bills
(Cost $48,897)		48,904

REPURCHASE AGREEMENTS††,3 - 89.1%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	779,414	779,414
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	779,414	779,414
Total Repurchase Agreements
(Cost $1,558,828)		1,558,828
Total Investments - 91.9%
(Cost $1,607,725)		$1,607,732
Other Assets & Liabilities, net - 8.1%		140,997
Total Net Assets - 100.0%		$1,748,729

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	24	Mar 2026	$2,350,920	$2,683

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	03/20/26	11,673	$1,143,783	$2,633

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$48,904	$—	$48,904
Repurchase Agreements	—	1,558,828	—	1,558,828
Currency Futures Contracts**	2,683	—	—	2,683
Currency Index Swap Agreements**	—	2,633	—	2,633
Total Assets	$2,683	$1,610,365	$—	$1,613,048

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2025

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
3.51% due 01/22/26[1,2]	$33,000	$32,935
Total U.S. Treasury Bills
(Cost $32,931)		32,935

REPURCHASE AGREEMENTS††,3 - 83.2%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	537,813	537,813
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	537,814	537,814
Total Repurchase Agreements
(Cost $1,075,627)		1,075,627
Total Investments - 85.7%
(Cost $1,108,558)		$1,108,562
Other Assets & Liabilities, net - 14.3%		184,605
Total Net Assets - 100.0%		$1,293,167

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	18	Mar 2026	$1,763,190	$12,373

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	03/20/26	7,991	$782,979	$62

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$32,935	$—	$32,935
Repurchase Agreements	—	1,075,627	—	1,075,627
Currency Futures Contracts**	12,373	—	—	12,373
Currency Index Swap Agreements**	—	62	—	62
Total Assets	$12,373	$1,108,624	$—	$1,120,997

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Diversification Status
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Inverse High Yield Strategy Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Security Investors, LLC (the "Adviser") as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2025, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
3.81%			1.25%
Due 01/02/26	$95,132,966	$95,153,103	Due 04/15/28	$79,890,555	$79,827,887

			U.S. Treasury Bond
			4.63%
			Due 11/15/45	17,407,300	17,207,761
				97,297,855	97,035,648

J.P. Morgan Securities LLC			U.S. Treasury Note
3.82%			4.13%
Due 01/02/26	95,132,966	95,153,156	Due 10/31/31	94,717,400	97,035,700

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, the Bank of New York Mellon Corp. (“BNY”) acts as the lending agent (prior to September 29, 2025, U.S. Bank acted as the lending agent), and other approved registered broker dealers act as the borrowers. The Funds receive collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds may also receive non-cash collateral in the form of securities issued or guaranteed by the U.S. Government. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2025, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received[a]	Net		Cash Collateral Received and Invested	Non-Cash Collateral Received, at Value	Total Collateral Received
Electronics Fund	$756,377	$756,377	$-		$-	$771,694	$771,694
Energy Fund	335,341	335,341	-		142,220	200,370	342,590
Leisure Fund	191,515	191,515	-		40,628	155,091	195,719
NASDAQ-100® Fund	2,212,118	2,212,118	-		-	2,257,628	2,257,628
Russell 2000® Fund	317,518	315,647	1,871	*	30,036	285,611	315,647
Telecommunications Fund	735,698	735,698	-		-	750,833	750,833

[a]	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
*	Subsequent to December 31, 2025, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At December 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$6,202,905	$2,463,463	$(5,332)	$2,458,131
Basic Materials Fund	19,602,415	10,301,170	(462,603)	9,838,567
Biotechnology Fund	61,869,165	48,350,135	(2,088,026)	46,262,109
Consumer Products Fund	18,665,563	11,287,738	(1,105,873)	10,181,865
Electronics Fund	77,234,578	62,699,749	(781,320)	61,918,429
Energy Fund	13,209,552	2,882,389	(27,307)	2,855,082
Energy Services Fund	6,418,162	–	(501,576)	(501,576)
Financial Services Fund	10,649,393	1,608,989	(22,072)	1,586,917
Health Care Fund	13,063,796	5,198,731	(157,038)	5,041,693
Internet Fund	8,667,818	7,184,536	(37,812)	7,146,724
Leisure Fund	3,892,136	2,203,196	(76,648)	2,126,548
Precious Metals Fund	92,212,055	78,354,590	(72,765)	78,281,825
Real Estate Fund	3,220,656	104,762	(460)	104,302
Retailing Fund	4,780,132	2,181,788	(40,107)	2,141,681
Technology Fund	50,405,266	36,469,427	(1,172,751)	35,296,676
Telecommunications Fund	7,582,199	1,582,221	(42,416)	1,539,805
Transportation Fund	4,877,918	2,300,280	(16,129)	2,284,151
Utilities Fund	16,835,472	5,079,239	(13,865)	5,065,374
Dow Jones Industrial Average® Fund	15,188,426	6,075,006	(40,454)	6,034,552
Mid-Cap 1.5x Strategy Fund	10,701,470	2,660,495	(403,319)	2,257,176
Inverse Mid-Cap Strategy Fund	607,058	2,081	(1,457)	624
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	749,868,072	38,395,447	(2,945,687)	35,449,760
NASDAQ-100® Fund	593,560,631	1,459,217,286	(15,365,186)	1,443,852,100
Inverse NASDAQ-100® Strategy Fund	33,408,190	76,990	(377,107)	(300,117)
Russell 2000® 1.5x Strategy Fund	7,678,979	1,354,225	(870,814)	483,411
Russell 2000® Fund	13,237,179	2,415,444	(582,650)	1,832,794
Inverse Russell 2000® Strategy Fund	1,069,257	27,189	(30,849)	(3,660)
Nova Fund	238,300,398	19,581,733	(616,441)	18,965,292
S&P 500® Fund	110,041,042	58,454,974	(301,465)	58,153,509
Inverse S&P 500® Strategy Fund	40,928,670	96,699	(353,288)	(256,589)
S&P 500® Pure Growth Fund	23,999,239	5,459,910	(196,541)	5,263,369
S&P 500® Pure Value Fund	13,042,075	–	(2,083,474)	(2,083,474)
S&P MidCap 400® Pure Growth Fund	25,136,670	2,256,115	(389,214)	1,866,901
S&P MidCap 400® Pure Value Fund	5,348,804	560,407	(60,062)	500,345
S&P SmallCap 600® Pure Growth Fund	94,010,580	522,839	(2,229,194)	(1,706,355)
S&P SmallCap 600® Pure Value Fund	49,566,844	410,098	(1,098,873)	(688,775)
Emerging Markets Bond Strategy Fund	1,379,229	12,632	(5,068)	7,564
Government Long Bond 1.2x Strategy Fund	14,816,427	8,148	(142,322)	(134,174)
Inverse Government Long Bond Strategy Fund	14,451,276	302,710	(3)	302,707
High Yield Strategy Fund	22,471,331	122,983	(70,520)	52,463
Inverse High Yield Strategy Fund	550,951	6,184	(2,241)	3,943
Emerging Markets 2x Strategy Fund	9,245,911	1,262,748	(25,725)	1,237,023
Inverse Emerging Markets 2x Strategy Fund	215,056	4,258	(104)	4,154
Europe 1.25x Strategy Fund	1,861,070	345,538	(1,595)	343,943
Japan 2x Strategy Fund	2,198,762	3,730	(4,621)	(891)
Strengthening Dollar 2x Strategy Fund	1,607,725	5,323	–	5,323
Weakening Dollar 2x Strategy Fund	1,108,558	12,439	–	12,439

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.